                       METROPOLITAN LIFE INSURANCE COMPANY

                      METROPOLITAN LIFE SEPARATE ACCOUNT UL


                              EQUITY ADVANTAGE VUL

                       SUPPLEMENT DATED MAY 1, 2011 TO THE

                          PROSPECTUS DATED MAY 1, 2011


     If you purchase the Policy pursuant to your right to request a face amount increase under a Zenith Flexible Life or Zenith Flexible Life 2001 flexible premium variable universal life insurance policy issued by New England Life Insurance Company, your Policy will differ from the Policy as described in the prospectus. The differences are as follows:

     1. The minimum face amount required at issue of the Policy will be $25,000 (except that, subject to state law requirements, the minimum face amount of a Policy issued to the owner of a Zenith Flexible Life policy may be $10,000). You will have the right to reduce the face amount below $25,000.

     2. You will not be subject to the monthly Policy Charge.

     3. You will be subject to a reduced monthly Coverage Expense Charge equal to 75% of the charge that would otherwise be payable under the Policy.

                              EQUITY ADVANTAGE VUL

                                Flexible Premium
                        Variable Life Insurance Policies
                                    Issued by
                    Metropolitan Life Separate Account UL of
                       Metropolitan Life Insurance Company
                                 200 Park Avenue
                            New York, New York 10166

     This prospectus offers individual flexible premium variable life insurance policies (the "Policies") issued by Metropolitan Life Insurance Company ("MetLife").

     You allocate net premiums among the Investment Divisions of Metropolitan Life Separate Account UL (the "Separate Account"). Each Investment Division of the Separate Account invests in shares of one of the following "Portfolios":

METROPOLITAN SERIES FUND, INC.--CLASS A
Artio International Stock Portfolio
Barclays Capital Aggregate Bond Index Portfolio
BlackRock Aggressive Growth Portfolio
BlackRock Bond Income Portfolio
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Legacy Large Cap Growth Portfolio
Davis Venture Value Portfolio
FI Value Leaders Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Morgan Stanley EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Neuberger Berman Mid Cap Value Portfolio
Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Van Eck Global Natural Resources Portfolio
Western Asset Management Strategic Bond
  Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

MET INVESTORS SERIES TRUST--CLASS A (EXCEPT
  AS NOTED)
American Funds(R) Balanced Allocation Portfolio--
  Class B
American Funds(R) Growth Allocation Portfolio--Class B
American Funds(R) Moderate Allocation Portfolio--
  Class B
BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio
Dreman Small Cap Value Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Janus Forty Portfolio
Lazard Mid Cap Portfolio
Legg Mason ClearBridge Aggressive Growth Portfolio
Lord Abbett Bond Debenture Portfolio
Met/Franklin Income Portfolio
Met/Franklin Mutual Shares Portfolio
Met/Franklin Templeton Founding Strategy Portfolio
Met/Templeton Growth Portfolio
MetLife Aggressive Strategy Portfolio
MFS(R) Emerging Markets Equity Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Capital Appreciation Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
RCM Technology Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio

AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 2
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

     You may also allocate net premiums to our Fixed Account. Special limits may apply to Fixed Account transfers and withdrawals.

     You receive Fixed Account performance until 20 days after we apply your initial premium payment to the Policy. Thereafter, we invest the Policy's cash value according to your instructions.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE POLICIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR PORTFOLIOS WILL PERFORM. THE POLICIES AND THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   MAY 1, 2011

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
SUMMARY OF BENEFITS AND RISKS..........................................     A-4
     Benefits of the Policy............................................     A-4
     Risks of the Policy...............................................     A-5
     Risks of the Portfolios...........................................     A-6
FEE TABLES.............................................................     A-7
     Transaction Fees..................................................     A-7
     Periodic Charges Other Than Portfolio Operating Expenses..........     A-9
     Annual Portfolio Operating Expenses...............................    A-12
HOW THE POLICY WORKS...................................................    A-16
THE COMPANY, THE SEPARATE ACCOUNT AND THE PORTFOLIOS...................    A-17
     The Company.......................................................    A-17
     The Separate Account..............................................    A-17
     The Portfolios....................................................    A-17
     Share Classes of the Portfolios...................................    A-21
     Certain Payments We Receive with Regard to the Portfolios.........    A-21
     Selection of the Portfolios.......................................    A-21
     Voting Rights.....................................................    A-22
     Rights Reserved by MetLife........................................    A-22
THE POLICIES...........................................................    A-23
     Purchasing a Policy...............................................    A-23
     Replacing Existing Insurance......................................    A-23
     Policy Owner and Beneficiary......................................    A-23
     24 Month Conversion Right.........................................    A-24
     Exchange Right....................................................    A-24
PREMIUMS...............................................................    A-24
     Flexible Premiums.................................................    A-24
     Amount Provided for Investment under the Policy...................    A-25
     Right to Examine Policy...........................................    A-25
     Allocation of Net Premiums........................................    A-25
RECEIPT OF COMMUNICATIONS AND PAYMENTS AT METLIFE'S DESIGNATED OFFICE..    A-26
     Payment of Proceeds...............................................    A-27
CASH VALUE.............................................................    A-27
DEATH BENEFITS.........................................................    A-28
     Death Proceeds Payable............................................    A-29
     Change in Death Benefit Option....................................    A-29
     Increase in Face Amount...........................................    A-30
     Reduction in Face Amount..........................................    A-30
SURRENDERS AND PARTIAL WITHDRAWALS.....................................    A-31
     Surrender.........................................................    A-31
     Partial Withdrawal................................................    A-31
TRANSFERS..............................................................    A-33
     Transfer Option...................................................    A-33
AUTOMATED INVESTMENT STRATEGIES........................................    A-35
LOANS..................................................................    A-36
LAPSE AND REINSTATEMENT................................................    A-37
     Lapse.............................................................    A-37
     Reinstatement.....................................................    A-38

                                                                           PAGE
                                                                           ----
ADDITIONAL BENEFITS BY RIDER...........................................    A-38
THE FIXED ACCOUNT......................................................    A-39
     General Description...............................................    A-39
     Values and Benefits...............................................    A-39
     Policy Transactions...............................................    A-39
CHARGES................................................................    A-40
     Deductions from Premiums..........................................    A-40
     Surrender Charge..................................................    A-41
     Partial Withdrawal Charge.........................................    A-42
     Transfer Charge...................................................    A-42
     Illustration of Benefits Charge...................................    A-42
     Monthly Deduction from Cash Value.................................    A-42
     Loan Interest Spread..............................................    A-44
     Charges Against the Portfolios and the Investment Divisions of the
       Separate Account................................................    A-45
TAX CONSIDERATIONS.....................................................    A-45
     Introduction......................................................    A-45
     Tax Status of the Policy..........................................    A-45
     Tax Treatment of Policy Benefits..................................    A-46
     MetLife's Income Taxes............................................    A-49
DISTRIBUTION OF THE POLICIES...........................................    A-50
LEGAL PROCEEDINGS......................................................    A-52
RESTRICTIONS ON FINANCIAL TRANSACTIONS.................................    A-52
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................    A-52
FINANCIAL STATEMENTS...................................................    A-52
GLOSSARY...............................................................    A-53
APPENDIX A: GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST....    A-54
APPENDIX B: ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND CASH
  SURRENDER VALUES.....................................................    A-55

                          SUMMARY OF BENEFITS AND RISKS

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy in more detail. THE GLOSSARY AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

BENEFITS OF THE POLICY

DEATH PROCEEDS. The Policy is designed to provide insurance protection. Upon receipt of satisfactory proof of the death of the insured, we pay death proceeds to the beneficiary of the Policy. Death proceeds generally equal the death benefit on the date of the insured's death plus any additional insurance provided by rider, less any outstanding loan and accrued loan interest.

CHOICE OF DEATH BENEFIT OPTION. You may choose among three death benefit options:

     -- a level death benefit that equals the Policy's face amount,

     -- a variable death benefit that equals the Policy's face amount plus the Policy's cash value, and

     -- a combination variable and level death benefit that equals the Policy's face amount plus the Policy's cash value until the insured attains age 65 and equals the Policy's face amount thereafter.

The death benefit under any option could increase to satisfy Federal tax law requirements if the cash value reaches certain levels. After the first Policy year you may change your death benefit option, subject to our underwriting rules. A change in death benefit option may have tax consequences.

PREMIUM FLEXIBILITY. You can make premium payments based on a schedule you determine, subject to some limits. You may change your payment schedule at any time or make a payment that does not correspond to your schedule. We can, however, limit or prohibit payments in some situations.

RIGHT TO EXAMINE THE POLICY. During the first ten days following your receipt of the Policy, you have the right to return the Policy to us. If you exercise this right, we will refund the premiums you paid.

INVESTMENT OPTIONS. You can allocate your net premiums and cash value among your choice of sixty-two Investment Divisions in the Separate Account, each of which corresponds to a mutual fund portfolio, or "Portfolio." The Portfolios available under the Policy include several common stock funds, including funds which invest primarily in foreign securities, as well as bond funds, balanced funds, asset allocation funds and funds that invest in exchange-traded funds. You may also allocate premiums and cash value to our Fixed Account which provides guarantees of interest and principal. You may change your allocation of future premiums at any time.

PARTIAL WITHDRAWALS. You may withdraw cash surrender value from your Policy at any time after the first Policy anniversary. The minimum amount you may withdraw is $500. We reserve the right to limit partial withdrawals to no more than 90% of the Policy's cash surrender value. We may limit the number of partial withdrawals to 12 per Policy year or impose a processing charge of $25 for each partial withdrawal. Partial withdrawals may have tax consequences.

TRANSFERS AND AUTOMATED INVESTMENT STRATEGIES. You may transfer your Policy's cash value among the Investment Divisions or between the Investment Divisions and the Fixed Account. The minimum amount you may transfer is $50, or if less, the total amount in the Investment Division or the Fixed Account. We may limit the number of transfers among the Investment Divisions and the Fixed Account to no more than four per Policy year. We may impose a processing charge of $25 for each transfer. We may also impose restrictions on "market timing" transfers. (See "Transfers" for additional information on such restrictions.) We offer five automated investment strategies that allow you to periodically transfer or reallocate your cash value among the Investment Divisions and the Fixed Account. (See "Automated Investment Strategies.")

LOANS. You may borrow from the cash value of your Policy. The minimum amount you may borrow is $500. The maximum amount you may borrow is an amount equal to the Policy's cash value net of the Surrender Charge, reduced by monthly deductions and interest charges through the next Policy anniversary, increased by interest credits through the next Policy anniversary, less any existing Policy loans. We charge you a maximum annual interest rate of 4.0% for the first ten Policy years and 3.0% thereafter. We credit interest at an annual rate of at least 3.0% on amounts we hold as collateral to support your loan. Loans may have tax consequences.

SURRENDERS. You may surrender the Policy for its cash surrender value at any time. Cash surrender value equals the cash value reduced by any Policy loan and accrued loan interest and by any applicable Surrender Charge. A surrender may have tax consequences.

TAX BENEFITS. We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. Accordingly, undistributed increases in cash value should not be taxable to you. As long as your Policy is not a modified endowment contract, partial withdrawals should be non-taxable until you have withdrawn an amount equal to your total investment in the Policy. Death benefits paid to your beneficiary should generally be free of Federal income tax. Death benefits may be subject to estate taxes. Under current Federal income tax law, the taxable portion of distributions from variable life policies is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

CONVERSION RIGHT. During the first two Policy years, you may convert the Policy to fixed benefit coverage by exchanging the Policy for a fixed benefit life insurance policy that we agree to, and that is issued by us or an affiliate that we name. We will make the exchange without evidence of insurability.

SUPPLEMENTAL BENEFITS AND RIDERS. We offer a variety of riders that provide supplemental benefits under the Policy. We generally deduct any monthly charges for these riders as part of the Monthly Deduction. Your registered representative can help you determine whether any of these riders are suitable for you.

PERSONALIZED ILLUSTRATIONS. You will receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.

RISKS OF THE POLICY

INVESTMENT RISK. If you invest your Policy's cash value in one or more of the Investment Divisions, then you will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy's cash value, which can significantly reduce your Policy's cash value. During times of poor investment performance, this deduction will have an even greater impact on your Policy's cash value. It is possible to lose your full investment and your Policy could lapse without value, unless you pay additional premium. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 3%.

SURRENDER AND WITHDRAWAL RISKS. The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and should not be used as a short-term savings vehicle. If you surrender the Policy within the first ten Policy years (or within the first ten Policy years following a face amount increase), you will be subject to a Surrender Charge as well as income tax on any gain that is distributed or deemed to be distributed from the Policy. You will also be subject to a Surrender Charge if you make a partial withdrawal from the Policy within the first ten Policy years (or the first ten Policy years following the face amount increase) if the partial withdrawal reduces the face amount (or the face amount increase). If you surrender the Policy in the first Policy year (or in the first year following a face amount increase) we will also deduct an amount equal to the remaining first year Coverage Expense Charges.

You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's cash value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse (terminate without value), because surrender charges determine the cash surrender value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly lapse).

RISK OF LAPSE. Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Investment Divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy may enter a 62-day grace period. We will notify you that the Policy will lapse unless you make a sufficient payment of additional premium during the grace period. Your Policy generally will not lapse if you pay certain required premium amounts and you are therefore protected by a Guaranteed Minimum Death Benefit. If your Policy does lapse, your insurance coverage will terminate, although you will be given an opportunity to reinstate it. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.

TAX RISKS. We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. However, the rules are not entirely clear if your Policy is issued on a substandard basis. The death benefit under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section

7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy's cash value will be taxed currently.

     Even if your Policy is treated as a life insurance contract for Federal tax purposes, it may become a modified endowment contract due to the payment of excess premiums or unnecessary premiums, due to a material change or due to a reduction in your death benefit. If your Policy becomes a modified endowment contract, surrenders, partial withdrawals and loans will be treated as a distribution of the earnings in the Policy and will be taxable as ordinary income to the extent thereof. In addition, if the Policy Owner is under age
59 1/2 at the time of the surrender, partial withdrawal or loan, the amount that is included in income will generally be subject to a 10% penalty tax.

If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions, although the tax consequences of loans outstanding after the tenth Policy year are uncertain. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.

See "Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

LOAN RISKS. A Policy loan, whether or not repaid, will affect the cash value of your Policy over time because we subtract the amount of the loan from the Investment Divisions and/or Fixed Account as collateral, and hold it in our Loan Account. This loan collateral does not participate in the investment experience of the Investment Divisions or receive any higher current interest rate credited to the Fixed Account.

We also reduce the amount we pay on the insured's death by the amount of any outstanding loan and accrued loan interest. Your Policy may lapse if your outstanding loan and accrued loan interest reduce the cash surrender value to zero.

If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and partial withdrawals exceed the premiums paid. Since loans and partial withdrawals reduce your Policy's cash value, any remaining cash value may be insufficient to pay the income tax due.

LIMITATIONS ON CASH VALUE IN THE FIXED ACCOUNT. Transfers to and from the Fixed Account must generally be in amounts of $50 or more. Partial withdrawals from the Fixed Account must be in amounts of $500 or more. The total amount of transfers and withdrawals from the Fixed Account in a Policy year may generally not exceed the greater of 25% of the Policy's cash surrender value in the Fixed Account at the beginning of the year, or the maximum transfer amount for the preceding Policy year. We may also limit the number of transfers and partial withdrawals and may impose a processing charge for transfers and partial withdrawals. We are not currently imposing the maximum limit on transfers and withdrawals from the Fixed Account, but we reserve the right to do so.

TAX LAW CHANGES. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.

RISKS OF THE PORTFOLIOS

A comprehensive discussion of the risks associated with each of the Portfolios can be found in the Portfolio prospectuses, which you can obtain by calling 1-800-638-5000. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

                                   FEE TABLES

     The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time he or she buys the Policy, surrenders the Policy or transfers cash value among accounts.

     If the amount of a charge varies depending on the Policy Owner's or the insured's individual characteristics (such as age, sex, or risk class), the tables below show the minimum and maximum charges we assess under the Policy across the range of all possible individual characteristics, as well as the charges for a specified typical Policy Owner or insured. THESE CHARGES MAY NOT BE REPRESENTATIVE OF THE CHARGES YOU WILL ACTUALLY PAY UNDER THE POLICY. Your Policy's specifications page will indicate these charges as applicable to your Policy, and more detailed information concerning your charges is available on request from our Designated Office. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based on the insured's age and risk class, the death benefit option, face amount, planned periodic premiums and riders requested.

TRANSACTION FEES

---------------------------------------------------------------------------------------------------------
                                                                                      MAXIMUM AMOUNT
 CHARGE                     WHEN CHARGE IS DEDUCTED    CURRENT AMOUNT DEDUCTED          DEDUCTIBLE
---------------------------------------------------------------------------------------------------------
 Sales Charge Imposed      On payment of premium      2.25% of premiums paid     2.25% of each premium
 on Premiums                                          up to the Target Premium   paid
                                                      per Policy year(1)
---------------------------------------------------------------------------------------------------------

 Premium Tax Imposed on    On payment of premium      2.0% in all Policy years   2.0% in all Policy years
 Premiums
---------------------------------------------------------------------------------------------------------

 Federal Tax Imposed on    On payment of premium      1.25% in all Policy        1.25% in all Policy
 Premiums                                             years                      years
---------------------------------------------------------------------------------------------------------


(1) The target premium varies based on individual characteristics, including the insured's issue age, risk class and except for unisex policies, sex.

---------------------------------------------------------------------------------------------------------
                                                                                      MAXIMUM AMOUNT
 CHARGE                     WHEN CHARGE IS DEDUCTED    CURRENT AMOUNT DEDUCTED          DEDUCTIBLE
---------------------------------------------------------------------------------------------------------
 Surrender Charge(1)       On surrender, lapse, or
                           face amount reduction in
                           the first ten Policy
                           years (and, with respect
                           to a face amount
                           increase, in the first
                           ten Policy years after
                           the increase)


  Minimum and Maximum                                 In Policy year 1, $3.75    In Policy year 1, $3.75
  Charge                                              to $38.25 per $1,000 of    to $38.25 per $1,000 of
                                                      base Policy face           base Policy face
                                                      amount(2)                  amount(2)

  Charge in the first                                 $14.00 per $1,000 of       $14.00 per $1,000 of
  Policy year for a                                   base Policy face amount    base Policy face amount
  male insured, age 35,
  in the preferred
  nonsmoker risk class
  with a base Policy
  face amount of
  $350,000
---------------------------------------------------------------------------------------------------------

 Transfer Charge(3)        On transfer of cash        Not currently charged      $25 for each transfer
                           value among the
                           Investment Divisions and
                           to and from the Fixed
                           Account
---------------------------------------------------------------------------------------------------------

 Partial Withdrawal        On partial withdrawal of   Not currently charged      $25 for each partial
 Charge                    cash value                                            withdrawal(4)
---------------------------------------------------------------------------------------------------------

 Illustration of           On provision of each       Not currently charged      $25 per illustration
 Benefits Charge           illustration in excess
                           of one per year
---------------------------------------------------------------------------------------------------------


(1) The Surrender Charge varies based on individual characteristics, including the insured's issue age, risk class, sex (except for unisex policies), smoker status, and the Policy's face amount. The Surrender Charge may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the Surrender Charge and other charges that would apply for a particular insured by contacting your registered representative.

(2) No Surrender Charge will apply on up to 10% of cash surrender value withdrawn each year. The Surrender Charge will remain level for one to three Policy years, and will then begin to decline on a monthly basis until it reaches zero in the last month of the tenth Policy year. The Surrender Charge applies to requested face amount reductions as well as to face amount reductions resulting from a change in death benefit option.

(3) The Portfolios in which the Investment Divisions invest may impose a redemption fee on shares held for a relatively short period.

(4) If imposed, the partial withdrawal charge would be in addition to any Surrender Charge that is imposed.

     The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

---------------------------------------------------------------------------------------------------------
                                                                                      MAXIMUM AMOUNT
 CHARGE                     WHEN CHARGE IS DEDUCTED    CURRENT AMOUNT DEDUCTED          DEDUCTIBLE
---------------------------------------------------------------------------------------------------------
 Cost of Insurance(1)


  Minimum and Maximum      Monthly                    $.01 to $83.33 per         $.02 to $83.33 per
  Charge                                              $1,000 of net amount at    $1,000 of net amount at
                                                      risk(2)                    risk(2)
  Charge in the first      Monthly                    $.02 per $1,000 of net     $.09 per $1,000 of net
  Policy year for a                                   amount at risk             amount at risk
  male insured, age 35,
  in the preferred
  nonsmoker risk class
  with a base Policy
  face amount of
  $350,000
---------------------------------------------------------------------------------------------------------
 Policy Charge(3)


  Policy face amount       Monthly                    $12 in Policy year 1       $12 in Policy year 1
  less than $50,000                                   $9 in Policy years 2+      $9 in Policy years 2+
  Policy face amount of    Monthly                    $15 in Policy year 1       $15 in Policy year 1
  $50,000 or greater                                  $8 in Policy years 2+      $8 in Policy years 2+
  but less than
  $250,000
---------------------------------------------------------------------------------------------------------

 Mortality and Expense     Monthly                    .60% in Policy years       .80% in Policy years
 Risk Charge (annual                                  1-10                       1-10
 rate imposed on cash                                 .35% in Policy years       .35% in Policy years
 value in the Separate                                11-19                      11-19
 Account)(4)                                          .20% in Policy years       .20% in Policy years
                                                      20-29                      20-29
                                                      .05% in Policy years 30+   .05% in Policy years 30+
---------------------------------------------------------------------------------------------------------

 Coverage Expense
 Charge(5)



  Minimum and              Monthly                    $.04 to $2.30 per $1,000   $.04 to $2.30 per $1,000
  Maximum Charge                                      of base Policy face        of base Policy face
                                                      amount in first eight      amount
                                                      Policy years(6)


  Charge for a male        Monthly                    $.16 per $1,000 of base    $.16 per $1,000 of base
  insured, age 35, in                                 Policy face amount in      Policy face amount
  the preferred                                       first eight Policy
  nonsmoker risk class                                years(6)
  with a base Policy
  face amount of
  $350,000
---------------------------------------------------------------------------------------------------------
 Loan Interest             Annually (or on loan       1.00% of loan collateral   1.00% of loan collateral
 Spread(7)                 termination, if earlier)   in Policy years 1-10       in Policy years 1-10
---------------------------------------------------------------------------------------------------------


(1) The cost of insurance charge varies based on individual characteristics, including the Policy's face amount and the insured's age, risk class and, except for unisex policies, sex. The cost of insurance charge may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the cost of insurance or other charges that would apply for a particular insured by contacting your registered representative.

(2) The net amount at risk is the difference between the death benefit (generally discounted at the monthly equivalent of 3% per year) and the Policy's cash value.

(3) No Policy Charge applies to Policies issued with face amounts equal to or greater than $250,000.

(4) The Mortality and Expense Risk Charge depends on the Policy's net cash value. The percentages shown in the Current Amount Deducted column apply if the Policy's net cash value is less than an amount equal to five Target Premiums. The percentages decrease as the Policy's net cash value, measured as a multiple of Target Premiums increases. If the Policy's net cash value is equal to or greater than five but less than ten Target Premiums, the charge is 0.55% in Policy years 1-10, 0.30% in Policy years 11-19, 0.15% in Policy years 20-29 and 0.05% thereafter. If the Policy's cash value is equal to or greater than ten but less than 20 Target Premiums, the charge is 0.30% in Policy years 1-10, 0.15% in Policy years 11-19, 0.10% in Policy years 20-29 and 0.05% thereafter. If the Policy's net cash value is equal to 20 or more Target Premiums, the charge is 0.15% in Policy years 1-10, 0.10% in Policy years 11-19, and 0.05% thereafter.

(5) If you surrender the Policy in the first Policy year (or in the first year following a face amount increase) we will deduct from the surrender proceeds an amount equal to the Coverage Expense Charges due for the remainder of the first Policy year (or the first year following the face amount increase). If the Policy's face amount is reduced in the first year following a face amount increase, we will deduct from the cash value an amount equal to the Coverage Expense Charges due for the remainder of the first year following the face amount increase.

(6) The Coverage Expense Charge is imposed in Policy years 1-8 and, with respect to a requested face amount increase, during the first eight years following the increase.

(7) We charge interest on Policy loans at an effective rate of 4.0% per year in Policy years 1-10 and 3.0% thereafter. Cash value we hold as security for the loan ("loan collateral") earns interest at an effective rate of not less than 3.0% per year. The loan interest spread is the difference between these interest rates.

CHARGES FOR OPTIONAL FEATURES (RIDERS):

---------------------------------------------------------------------------------------------------------
                                                                                      MAXIMUM AMOUNT
 CHARGE                     WHEN CHARGE IS DEDUCTED    CURRENT AMOUNT DEDUCTED          DEDUCTIBLE
---------------------------------------------------------------------------------------------------------
 Guaranteed Survivor
 Income Benefit Rider

  Minimum and Maximum      Monthly                    $.01 to $1.08 per $1,000   $.01 to $83.33 per
  Charge                                              of Eligible Death          $1,000 of Eligible Death
                                                      Benefit                    Benefit

  Charge for a male        Monthly                    $.02 per $1,000 of         $.02 per $1,000 of
  insured, age 35, in                                 Eligible Death Benefit     Eligible Death Benefit
  the preferred
  nonsmoker risk class
  with an Eligible
  Death Benefit of
  $350,000
---------------------------------------------------------------------------------------------------------

 Children's Term           Monthly                    $.40 per $1,000 of rider   $.40 per $1,000 of rider
 Insurance Rider                                      face amount                face amount
---------------------------------------------------------------------------------------------------------

 Waiver of Monthly
 Deduction Rider

  Minimum and Maximum      Monthly                    $.00 to $61.44 per $100    $.00 to $61.44 per $100
  Charge                                              of Monthly Deduction       of Monthly Deduction

  Charge in the first      Monthly                    $6.30 per $100 of          $6.30 per $100 of
  Policy year for a                                   Monthly Deduction          Monthly Deduction
  male insured, age 35,
  in the standard
  nonsmoker risk class
---------------------------------------------------------------------------------------------------------

 Waiver of Specified
 Premium Rider

  Minimum and Maximum      Monthly                    $.00 to $21.75 per $100    $.00 to $21.75 per $100
  Charge                                              of Specified Premium       of Specified Premium

  Charge in the first      Monthly                    $3.00 per $100 of          $3.00 per $100 of
  Policy year for a                                   Specified Premium          Specified Premium
  male insured, age 35,
  in the standard
  nonsmoker risk class
---------------------------------------------------------------------------------------------------------

 Options to Purchase
 Additional Insurance
 Coverage Rider

  Minimum and Maximum      Monthly                    $.02 to $.25 per $1,000    $.02 to $.25 per $1,000
  Charge                                              of Option amount           of Option amount

  Charge for a male        Monthly                    $.03 per $1,000 of         $.03 per $1,000 of
  insured, age 35, in                                 Option amount              Option amount
  the preferred
  nonsmoker risk class

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                      MAXIMUM AMOUNT
 CHARGE                     WHEN CHARGE IS DEDUCTED    CURRENT AMOUNT DEDUCTED          DEDUCTIBLE
---------------------------------------------------------------------------------------------------------
 Accidental Death
 Benefit Rider

  Minimum and Maximum      Monthly                    $.00 to $.34 per $1,000    $.00 to $83.33 per
  Charge                                              of rider face amount       $1,000 of rider face
                                                                                 amount

  Charge in the first      Monthly                    $.05 per $1,000 of rider   $.08 per $1,000 of rider
  Policy year for a                                   face amount                face amount
  male  insured, age
  35, in the preferred
  nonsmoker risk class
---------------------------------------------------------------------------------------------------------

 Guaranteed Minimum
 Death Benefit Rider

  Minimum and Maximum      Monthly                    $.01 to $.04 per $1,000    $.01 to $83.33 per
  Charge                                              of net amount at risk      $1,000 of net amount at
                                                                                 risk

  Charge for a male        Monthly                    $.01 per $1,000 of net     $.01 per $1,000 of net
  insured, age 35, in                                 amount at risk             amount at risk
  the preferred
  nonsmoker risk class
---------------------------------------------------------------------------------------------------------

  Acceleration of Death    At time of benefit         Not currently charged      One-time fee of $150
  Benefit Rider            payment
---------------------------------------------------------------------------------------------------------

  Overloan Protection      At time of exercise        One-time fee of 3.5% of    One-time fee of 3.5% of
  Rider                                               Policy cash value          Policy cash value
---------------------------------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

     The next table describes the Portfolio fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. The table shows the minimum and maximum total operating expenses charged by the Portfolios for the fiscal year ended December 31, 2010. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio's fees and expenses is contained in the table that follows and in the prospectus for each Portfolio.

                                                      MINIMUM    MAXIMUM
                                                      -------    -------
Total Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio
  assets, including management fees, distribution
  (12b-1) fees and other expenses).................     0.27%      1.12%


     The following table describes the annual operating expenses for each Portfolio for the year ended December 31, 2010, before and after any applicable contractual fee waivers and expense reimbursements:

ANNUAL OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                CONTRACTUAL
                                                DISTRIBUTION              ACQUIRED    TOTAL      FEE WAIVER   NET TOTAL
                                                   AND/OR                FUND FEES    ANNUAL       AND/OR       ANNUAL
                                   MANAGEMENT  SERVICE(12B-1)    OTHER      AND     OPERATING     EXPENSE     OPERATING
                                       FEE          FEES       EXPENSES   EXPENSES   EXPENSES  REIMBURSEMENT   EXPENSES
                                   ----------  --------------  --------  ---------  ---------  -------------  ---------
METROPOLITAN SERIES FUND, INC. --
  CLASS A
Artio International Stock
  Portfolio......................     0.82%            --        0.12%     0.02%      0.96%        0.05%         0.91%(1)
Barclays Capital Aggregate Bond
  Index Portfolio................     0.25%            --        0.03%        --      0.28%        0.01%         0.27%(2)
BlackRock Aggressive Growth
  Portfolio......................     0.73%            --        0.04%        --      0.77%           --         0.77%
BlackRock Bond Income Portfolio..     0.37%            --        0.03%        --      0.40%        0.03%         0.37%(3)
BlackRock Diversified Portfolio..     0.46%            --        0.04%        --      0.50%           --         0.50%
BlackRock Large Cap Value
  Portfolio......................     0.63%            --        0.02%        --      0.65%        0.03%         0.62%(4)
BlackRock Legacy Large Cap Growth
  Portfolio......................     0.73%            --        0.04%        --      0.77%        0.02%         0.75%(5)
Davis Venture Value Portfolio....     0.70%            --        0.03%        --      0.73%        0.05%         0.68%(6)
FI Value Leaders Portfolio.......     0.67%            --        0.06%        --      0.73%           --         0.73%
Jennison Growth Portfolio........     0.62%            --        0.02%        --      0.64%        0.07%         0.57%(7)
Loomis Sayles Small Cap Core
  Portfolio......................     0.90%            --        0.06%        --      0.96%        0.05%         0.91%(8)
Loomis Sayles Small Cap Growth
  Portfolio......................     0.90%            --        0.17%        --      1.07%        0.05%         1.02%(9)
Met/Artisan Mid Cap Value
  Portfolio......................     0.81%            --        0.03%        --      0.84%           --         0.84%
MetLife Conservative Allocation
  Portfolio......................     0.10%            --        0.01%     0.55%      0.66%        0.01%         0.65%(10)
MetLife Conservative to Moderate
  Allocation Portfolio...........     0.08%            --        0.02%     0.61%      0.71%           --         0.71%
MetLife Mid Cap Stock Index
  Portfolio......................     0.25%            --        0.06%     0.01%      0.32%           --         0.32%
MetLife Moderate Allocation
  Portfolio......................     0.06%            --           --     0.66%      0.72%           --         0.72%
MetLife Moderate to Aggressive
  Allocation Portfolio...........     0.06%            --        0.01%     0.71%      0.78%           --         0.78%
MetLife Stock Index Portfolio....     0.25%            --        0.02%        --      0.27%        0.01%         0.26%(2)
MFS(R) Total Return Portfolio....     0.54%            --        0.04%        --      0.58%           --         0.58%
MFS(R) Value Portfolio...........     0.71%            --        0.02%        --      0.73%        0.11%         0.62%(11)
Morgan Stanley EAFE(R) Index
  Portfolio......................     0.30%            --        0.11%     0.01%      0.42%           --         0.42%
Neuberger Berman Genesis
  Portfolio......................     0.83%            --        0.06%        --      0.89%        0.02%         0.87%(12)
Neuberger Berman Mid Cap Value
  Portfolio......................     0.65%            --        0.05%        --      0.70%           --         0.70%
Oppenheimer Global Equity
  Portfolio......................     0.53%            --        0.08%        --      0.61%           --         0.61%
Russell 2000(R) Index Portfolio..     0.25%            --        0.07%     0.01%      0.33%           --         0.33%
T. Rowe Price Large Cap Growth
  Portfolio......................     0.60%            --        0.04%        --      0.64%           --         0.64%
T. Rowe Price Small Cap Growth
  Portfolio......................     0.50%            --        0.07%        --      0.57%           --         0.57%
Van Eck Global Natural Resources
  Portfolio......................     0.79%            --        0.05%     0.01%      0.85%           --         0.85%
Western Asset Management
  Strategic Bond Opportunities
  Portfolio......................     0.62%            --        0.05%        --      0.67%        0.04%         0.63%(13)
Western Asset Management U.S.
  Government Portfolio...........     0.47%            --        0.03%        --      0.50%        0.01%         0.49%(14)

                                                                                                CONTRACTUAL
                                                DISTRIBUTION              ACQUIRED    TOTAL      FEE WAIVER   NET TOTAL
                                                   AND/OR                FUND FEES    ANNUAL       AND/OR       ANNUAL
                                   MANAGEMENT  SERVICE(12B-1)    OTHER      AND     OPERATING     EXPENSE     OPERATING
                                       FEE          FEES       EXPENSES   EXPENSES   EXPENSES  REIMBURSEMENT   EXPENSES
                                   ----------  --------------  --------  ---------  ---------  -------------  ---------
MET INVESTORS SERIES TRUST
American Funds(R) Balanced
  Allocation Portfolio -- Class
  B..............................     0.06%         0.25%        0.02%     0.38%      0.71%           --         0.71%
American Funds(R) Growth
  Allocation Portfolio -- Class
  B..............................     0.07%         0.25%        0.02%     0.38%      0.72%           --         0.72%
American Funds(R) Moderate
  Allocation Portfolio -- Class
  B..............................     0.07%         0.25%        0.02%     0.37%      0.71%           --         0.71%
BlackRock Large Cap Core
  Portfolio -- Class A...........     0.59%            --        0.05%        --      0.64%           --         0.64%
Clarion Global Real Estate
  Portfolio -- Class A...........     0.62%            --        0.07%        --      0.69%           --         0.69%
Dreman Small Cap Value
  Portfolio -- Class A...........     0.79%            --        0.08%        --      0.87%           --         0.87%
Harris Oakmark International
  Portfolio -- Class A...........     0.78%            --        0.07%        --      0.85%        0.01%         0.84%(15)
Invesco Small Cap Growth
  Portfolio -- Class A...........     0.85%            --        0.04%        --      0.89%        0.02%         0.87%(16)
Janus Forty Portfolio -- Class
  A..............................     0.63%            --        0.04%        --      0.67%           --         0.67%
Lazard Mid Cap Portfolio -- Class
  A..............................     0.69%            --        0.04%        --      0.73%           --         0.73%
Legg Mason ClearBridge Aggressive
  Growth Portfolio -- Class A....     0.64%            --        0.04%        --      0.68%           --         0.68%
Lord Abbett Bond Debenture
  Portfolio -- Class A...........     0.50%            --        0.03%        --      0.53%           --         0.53%
Met/Franklin Income
  Portfolio -- Class A...........     0.76%            --        0.09%        --      0.85%        0.09%         0.76%(17)
Met/Franklin Mutual Shares
  Portfolio -- Class A...........     0.80%            --        0.08%        --      0.88%           --         0.88%
Met/Franklin Templeton Founding
  Strategy Portfolio -- Class A..     0.05%            --        0.02%     0.81%      0.88%        0.02%         0.86%(18)
Met/Templeton Growth
  Portfolio -- Class A...........     0.69%            --        0.13%        --      0.82%        0.02%         0.80%(19)
MetLife Aggressive Strategy
  Portfolio -- Class A...........     0.09%            --        0.02%     0.74%      0.85%        0.01%         0.84%(20)
MFS(R) Emerging Markets Equity
  Portfolio -- Class A...........     0.94%            --        0.18%        --      1.12%           --         1.12%
MFS(R) Research International
  Portfolio -- Class A...........     0.69%            --        0.09%        --      0.78%        0.03%         0.75%(21)
Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........     0.66%            --        0.14%        --      0.80%        0.02%         0.78%(22)
Oppenheimer Capital Appreciation
  Portfolio -- Class A...........     0.60%            --        0.06%        --      0.66%           --         0.66%
PIMCO Inflation Protected Bond
  Portfolio -- Class A...........     0.47%            --        0.04%        --      0.51%           --         0.51%
PIMCO Total Return Portfolio
  -- Class A.....................     0.48%            --        0.03%        --      0.51%           --         0.51%
RCM Technology Portfolio -- Class
  A..............................     0.88%            --        0.09%        --      0.97%           --         0.97%
SSgA Growth and Income ETF
  Portfolio -- Class A...........     0.31%            --        0.02%     0.28%      0.61%           --         0.61%
SSgA Growth ETF
  Portfolio -- Class A...........     0.33%            --        0.03%     0.27%      0.63%           --         0.63%
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A...........     0.75%            --        0.04%        --      0.79%           --         0.79%
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund.........     0.37%         0.25%        0.01%        --      0.63%           --         0.63%
American Funds Global Small
  Capitalization Fund............     0.71%         0.25%        0.04%        --      1.00%           --         1.00%
American Funds Growth Fund.......     0.32%         0.25%        0.02%        --      0.59%           --         0.59%
American Funds Growth-Income
  Fund...........................     0.27%         0.25%        0.02%        --      0.54%           --         0.54%


--------

(1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.78% for the first $900 million of the Portfolio's average daily net assets, 0.75% for the next $100 million, 0.725% for the next $500 million and 0.70% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% on amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% on amounts over $100 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Class A shares of the Portfolio to 0.10% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion.

     This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of its management fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers, LLC to the Portfolio's subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(20) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(21) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(22) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

     Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" Portfolio invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Portfolio's prospectus for more information.

     The fee and expense information regarding the Portfolios was provided by those Portfolios. The American Funds Insurance Series is not affiliated with Metropolitan Life Insurance Company. For information concerning compensation paid for the sale of the Policies, see "Distribution of the Policies."

                              HOW THE POLICY WORKS
                                  [FLOW CHART]

PREMIUM PAYMENTS

-  Flexible

-  Planned premium options

-  Guaranteed Minimum Death Benefit premium (5-year, 20-year, or to age 65)

CHARGES FROM PREMIUM PAYMENTS

- Sales Load: 2.25% up to Target Premium per Policy year; (maximum 2.25% on all premiums)

-  Premium Tax Charge: 2.0%

-  Charge for Federal Taxes: 1.25%

CASH VALUES

- Net premium payments invested in your choice of Portfolio investments (after an initial period in the Fixed Account) or the Fixed Account

- The cash value reflects investment experience, interest, premium payments, policy charges and any distributions from the Policy

-  We do not guarantee the cash value invested in the Portfolios

-  Any earnings you accumulate are generally free of any current income taxes

- You may change the allocation of future net premiums at any time. You may transfer funds among Investment Divisions (and to the Fixed Account). Currently we do not limit the number of Investment Division transfers you can make in a Policy year (subject to restrictions we impose on "market timing" transfers).

- We reserve the right to impose a $25 charge on each partial withdrawal and on each Investment Division transfer (including a transfer between an Investment Division and the Fixed Account).

- We may limit the amount of transfers from (and in some cases to) the Fixed Account

LOANS

-  You may borrow your cash value

-  Loan interest charge is 4.0% in Policy years 1-10 and 3.0% thereafter.

- We transfer loaned funds out of the Fixed Account and the Investment Divisions into the Loan Account where we credit them with not less than 3.0% interest.

RETIREMENT BENEFITS

-  Fixed settlement options are available for policy proceeds

DEATH BENEFIT

-  Level, Variable and combined Level/Variable Death Benefit Options

- Guaranteed not to be less than face amount (less any loan and loan interest) if the Guaranteed Minimum Death Benefit is in effect.

- On or after age 121, under Options A and C, equal to the greater of (1) the face amount of the Policy as of the insured's age 121; and (2) the Policy's cash value. Under Option B, the face amount of the Policy as of the insured's age 121), plus the Policy's cash value.

-  Generally income tax free to named beneficiary; may be subject to estate tax.

DAILY DEDUCTIONS FROM ASSETS OF THE SEPARATE ACCOUNT

- Investment advisory fees and other expenses are deducted from the Portfolio values

BEGINNING OF MONTH CHARGES

- We deduct the cost of insurance protection (reflecting any substandard risk rating) from the cash value each month

-  Any Rider Charges

- Policy Charge: $15.00 per month first year and $8.00 per month thereafter for Policies issued with face amounts of $50,000 or greater, but less than $250,000; $12.00 per month first year and $9.00 per month thereafter for Policies issued with face amounts of less than $50,000.

- Coverage Expense Charge: Monthly charge imposed on base Policy face amount that applies during the first eight Policy years or during the first eight years following a face amount increase (in all years on a guaranteed basis).

- Mortality and Expense Risk Charge applied against the cash value in the Separate Account at a maximum annual rate of .80% in Policy years 1-10; .35% in Policy years 11-19; .20% in Policy years 20-29; and .05% thereafter

SURRENDER CHARGE

- Applies on lapse, surrender, face amount reduction, or partial withdrawal or change in death benefit option that results in face reduction in first ten Policy years (or in the first ten Policy years following a face amount increase). Maximum charge applies in up to the first three Policy years. Thereafter, the charge decreases on a monthly basis over the remaining years of the surrender charge period.

LIVING BENEFITS

- If policyholder has elected and qualified for benefits for disability and becomes totally disabled, we will waive the monthly deduction or a specified amount of monthly premium during the period of disability up to certain limits.

-  You may surrender the Policy at any time for its cash surrender value

- Deferred income taxes, including taxes on certain amounts borrowed, become payable upon surrender or lapse

- Grace period for lapsing with no value is 62 days from the first date in which Monthly Deduction was not paid due to insufficient cash value

- Subject to our rules, you may reinstate a lapsed Policy within three years of date of lapse if it has not been surrendered

                        THE COMPANY, THE SEPARATE ACCOUNT
                               AND THE PORTFOLIOS

THE COMPANY

     Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our principal office is located at 200 Park Avenue, New York, New York 10166. MetLife is licensed to sell life insurance in all states and the District of Columbia, but we only offer the Policies in New York. We are obligated to pay all benefits under the Policies.

THE SEPARATE ACCOUNT

     Metropolitan Life Separate Account UL is the funding vehicle for the Policies and other variable life insurance policies that we issue. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains or losses. Although we own the assets of the Separate Account, applicable law provides that the portion of the Separate Account assets equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities that arise out of any other business we conduct. This means that the assets of the Separate Account are not available to meet the claims of our general creditors, and may only be used to support the cash values of the variable life insurance policies issued by the Separate Account. We are obligated to pay the death benefit under the Policy even if that amount exceeds the Policy's cash value in the Separate Account. The amount of the death benefit that exceeds the Policy's cash value in the Separate Account is paid from our general account. Death benefits paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. MetLife is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.

THE PORTFOLIOS

     Each Investment Division of the Separate Account invests in a corresponding Portfolio. Each Portfolio is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Portfolios are the Metropolitan Series Fund, Inc., the Met Investors Series Trust and the American Funds Insurance Series. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Portfolios.

     The adviser, sub-adviser and investment objective of each Portfolio are as follows:

METROPOLITAN SERIES FUND, INC.                    ADVISER: METLIFE ADVISERS, LLC

PORTFOLIO                                  SUB-ADVISER                 INVESTMENT OBJECTIVE
---------                                  -----------                 --------------------
Artio International Stock        Artio Global Management LLC      Long-term growth of capital.
  Portfolio
Barclays Capital Aggregate       MetLife Investment Advisors      To equal the performance of
  Bond Index Portfolio           Company, LLC                     the Barclays Capital U.S.
                                                                  Aggregate Bond Index.
BlackRock Aggressive Growth      BlackRock Advisors, LLC          Maximum capital appreciation.
  Portfolio
BlackRock Bond Income            BlackRock Advisors, LLC          A competitive total return
  Portfolio                                                       primarily from investing in
                                                                  fixed-income securities.
BlackRock Diversified            BlackRock Advisors, LLC          High total return while
  Portfolio                                                       attempting to limit investment
                                                                  risk and preserve capital.

PORTFOLIO                                  SUB-ADVISER                 INVESTMENT OBJECTIVE
---------                                  -----------                 --------------------
BlackRock Large Cap Value        BlackRock Advisors, LLC          Long-term growth of capital.
  Portfolio
BlackRock Legacy Large Cap       BlackRock Advisors, LLC          Long-term growth of capital.
  Growth Portfolio
Davis Venture Value Portfolio    Davis Selected Advisers,         Growth of capital.
                                 L.P.(1)
FI Value Leaders Portfolio       Pyramis Global Advisors, LLC     Long-term growth of capital.
Jennison Growth Portfolio        Jennison Associates LLC          Long-term growth of capital.
Loomis Sayles Small Cap Core     Loomis, Sayles & Company, L.P.   Long-term capital growth from
  Portfolio                                                       investments in common stocks
                                                                  or other equity securities.
Loomis Sayles Small Cap Growth   Loomis Sayles & Company, L.P.    Long-term capital growth.
  Portfolio
Met/Artisan Mid Cap Value        Artisan Partners Limited         Long-term capital growth.
  Portfolio                      Partnership
MetLife Conservative             N/A                              A high level of current
  Allocation Portfolio                                            income, with growth of capital
                                                                  as a secondary objective.
MetLife Conservative to          N/A                              A high total return in the
  Moderate Allocation                                             form of income and growth of
  Portfolio                                                       capital, with a greater
                                                                  emphasis on income.
MetLife Mid Cap Stock Index      MetLife Investment Advisors      To equal the performance of
  Portfolio                      Company, LLC                     the Standard & Poor's MidCap
                                                                  400(R) Composite Stock Price
                                                                  Index.
MetLife Moderate Allocation      N/A                              A balance between a high level
  Portfolio                                                       of current income and growth
                                                                  of capital, with a greater
                                                                  emphasis on growth of capital.
MetLife Moderate to Aggressive   N/A                              Growth of capital.
  Allocation Portfolio
MetLife Stock Index Portfolio    MetLife Investment Advisors      To equal the performance of
                                 Company, LLC                     the Standard & Poor's 500(R)
                                                                  Composite Stock Price Index.
MFS(R) Total Return Portfolio    Massachusetts Financial          Favorable total return through
                                 Services Company                 investment in a diversified
                                                                  portfolio.
MFS(R) Value Portfolio           Massachusetts Financial          Capital appreciation.
                                 Services Company
Morgan Stanley EAFE(R) Index     MetLife Investment Advisors      To equal the performance of
  Portfolio                      Company, LLC                     the MSCI EAFE Index.
Neuberger Berman Genesis         Neuberger Berman Management      High total return, consisting
  Portfolio                      LLC                              principally of capital
                                                                  appreciation.
Neuberger Berman Mid Cap Value   Neuberger Berman Management      Capital growth.
  Portfolio                      LLC
Oppenheimer Global Equity        OppenheimerFunds, Inc.           Capital appreciation.
  Portfolio
Russell 2000(R) Index            MetLife Investment Advisors      To equal the performance of
  Portfolio                      Company, LLC                     the Russell 2000(R) Index.

PORTFOLIO                                  SUB-ADVISER                 INVESTMENT OBJECTIVE
---------                                  -----------                 --------------------
T. Rowe Price Large Cap Growth   T. Rowe Price Associates, Inc.   Long-term growth of capital
  Portfolio                                                       and, secondarily, dividend
                                                                  income.
T. Rowe Price Small Cap Growth   T. Rowe Price Associates, Inc.   Long-term capital growth.
  Portfolio
Van Eck Global Natural           Van Eck Associates Corporation   Long-term capital appreciation
  Resources Portfolio                                             with income as a secondary
                                                                  consideration.
Western Asset Management         Western Asset Management         To maximize total return
  Strategic Bond Opportunities   Company                          consistent with preservation
  Portfolio                                                       of capital.
Western Asset Management U.S.    Western Asset Management         To maximize total return
  Government Portfolio           Company                          consistent with preservation
                                                                  of capital and maintenance of
                                                                  liquidity.


MET INVESTORS SERIES TRUST                        ADVISER: METLIFE ADVISERS, LLC

PORTFOLIO                                  SUB-ADVISER                 INVESTMENT OBJECTIVE
---------                                  -----------                 --------------------
American Funds(R) Balanced       N/A                              A balance between a high level
  Allocation Portfolio                                            of current income and growth
                                                                  of capital, with a greater
                                                                  emphasis on growth of capital.
American Funds(R) Growth         N/A                              Growth of capital.
  Allocation Portfolio
American Funds(R) Moderate       N/A                              A high total return in the
  Allocation Portfolio                                            form of income and growth of
                                                                  capital, with a greater
                                                                  emphasis on income.
BlackRock Large Cap Core         BlackRock Advisors, LLC          Long-term capital growth.
  Portfolio
Clarion Global Real Estate       ING Clarion Real Estate          Total return through
  Portfolio                      Securities LLC                   investment in real estate
                                                                  securities, emphasizing both
                                                                  capital appreciation and
                                                                  current income.
Dreman Small Cap Value           Dreman Value Management, LLC     Capital appreciation.
  Portfolio
Harris Oakmark International     Harris Associates L.P.           Long-term capital
  Portfolio                                                       appreciation.
Invesco Small Cap Growth         Invesco Advisers, Inc.           Long-term growth of capital.
  Portfolio
Janus Forty Portfolio            Janus Capital Management LLC     Capital appreciation.
Lazard Mid Cap Portfolio         Lazard Asset Management LLC      Long-term growth of capital.
Legg Mason ClearBridge           ClearBridge Advisors, LLC        Capital appreciation.
  Aggressive Growth Portfolio
Lord Abbett Bond Debenture       Lord, Abbett & Co. LLC           High current income and the
  Portfolio                                                       opportunity for capital
                                                                  appreciation to produce a high
                                                                  total return.
Met/Franklin Income Portfolio    Franklin Advisers, Inc.          To maximize income while
                                                                  maintaining prospects for
                                                                  capital appreciation.
Met/Franklin Mutual Shares       Franklin Mutual Advisers, LLC    Capital appreciation, which
  Portfolio                                                       may occasionally be short-
                                                                  term. The Portfolio's
                                                                  secondary investment objective
                                                                  is income.

PORTFOLIO                                  SUB-ADVISER                 INVESTMENT OBJECTIVE
---------                                  -----------                 --------------------
Met/Franklin Templeton           N/A                              Primarily seeks capital
  Founding Strategy Portfolio                                     appreciation and secondarily
                                                                  seeks income.
Met/Templeton Growth Portfolio   Templeton Global Advisors        Long-term capital growth.
                                 Limited
MetLife Aggressive Strategy      N/A                              Growth of capital.
  Portfolio
MFS(R) Emerging Markets Equity   Massachusetts Financial          Capital appreciation.
  Portfolio                      Services Company
MFS(R) Research International    Massachusetts Financial          Capital appreciation.
  Portfolio                      Services Company
Morgan Stanley Mid Cap Growth    Morgan Stanley Investment        Capital appreciation.
  Portfolio                      Management Inc.
Oppenheimer Capital              OppenheimerFunds, Inc.           Capital appreciation.
  Appreciation Portfolio
PIMCO Inflation Protected Bond   Pacific Investment Management    Maximum real return,
  Portfolio                      Company LLC                      consistent with preservation
                                                                  of capital and prudent
                                                                  investment management.
PIMCO Total Return Portfolio     Pacific Investment Management    Maximum total return,
                                 Company LLC                      consistent with the
                                                                  preservation of capital and
                                                                  prudent investment management.
RCM Technology Portfolio         RCM Capital Management LLC       Capital appreciation; no
                                                                  consideration is given to
                                                                  income.
SSgA Growth and Income ETF       SSgA Funds Management, Inc.      Growth of capital and income.
  Portfolio
SSgA Growth ETF Portfolio        SSgA Funds Management, Inc.      Growth of capital.
T. Rowe Price Mid Cap Growth     T. Rowe Price Associates, Inc.   Long-term growth of capital.
  Portfolio


AMERICAN FUNDS INSURANCE SERIES(R)      ADVISER: CAPITAL RESEARCH AND MANAGEMENT
COMPANY

PORTFOLIO                                  SUB-ADVISER                 INVESTMENT OBJECTIVE
---------                                  -----------                 --------------------
American Funds Bond Fund         N/A                              As high a level of current
                                                                  income as is consistent with
                                                                  the preservation of capital.
American Funds Global Small      N/A                              Long-term growth of capital.
  Capitalization Fund
American Funds Growth Fund       N/A                              Growth of capital.
American Funds Growth-Income     N/A                              Long-term growth of capital
  Fund                                                            and income.



--------

(1) Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.

FOR MORE INFORMATION REGARDING THE PORTFOLIOS AND THEIR INVESTMENT ADVISERS AND SUB-ADVISERS, SEE THE PORTFOLIO PROSPECTUSES AND THEIR STATEMENTS OF ADDITIONAL INFORMATION, WHICH YOU CAN OBTAIN BY CALLING 1-800-638-5000.

     The Portfolios' investment objectives may not be met. The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Portfolios may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund.

SHARE CLASSES OF THE PORTFOLIOS

     The Portfolios offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Portfolios may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Portfolio, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the Metropolitan Series Fund, Inc. we offer Class A shares only; for the Met Investors Series Trust, we offer Class A and Class B shares; and for the American Funds Insurance Series, we offer Class 2 shares only.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

     An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in our role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%, although we do not currently receive any such payments with respect to the Portfolios offered under the Policies. Additionally, an investment adviser or subadviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See "Fee Tables--Annual Portfolio Operating Expenses" for information on the management fees paid by the Portfolios and the Statement of Additional Information for the Portfolios for information on the management fees paid by the adviser to the subadvisers.)

     Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Portfolio's 12b-1 Plan, if any, is described in more detail in the Portfolio's prospectus. (See "Fee Tables--Annual Portfolio Expenses" and "Distribution of the Policies.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our Distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

     For specific information on the amounts we may receive on account of your investment in the Portfolios, you may call 1-800-638-5000.

SELECTION OF THE PORTFOLIOS

     We select the Portfolios offered through the Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Portfolios" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments and/or transfers of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Policy owners. We may include Portfolios based on recommendations from selling firms. In some cases, the selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of cash value to such Portfolios.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Policies.")

VOTING RIGHTS

     We own the Portfolio shares held in the Separate Account and have the right to vote those shares at meetings of the Portfolio shareholders. However, to the extent required by Federal securities law, we will give you, as Policy Owner, the right to instruct us how to vote the shares that are attributable to your Policy.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withhold from voting on, any proposition in the same proportion as the shares held in that Investment Division for all policies for which we have received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of a vote.

     We will vote Portfolio shares held by our general account (or any unregistered separate account for which voting privileges were not extended) in the same proportion as the total of (i) shares for which voting instructions were received and (ii) shares that are voted in proportion to such voting instructions.

     We may disregard voting instructions for changes in the investment policy, investment adviser or principal underwriter of a Portfolio if required by state insurance law, or if we (i) reasonably disapprove of the changes and (ii) in the case of a change in investment policy or investment adviser, make a good faith determination that the proposed change is prohibited by state authorities or inconsistent with an Investment Division's investment objectives. If we do disregard voting instructions, the next semi-annual report to Policy Owners will include a summary of that action and the reasons for it.

RIGHTS RESERVED BY METLIFE

     We and our affiliates may change the voting procedures and vote Portfolio shares without Policy Owner instructions, if the securities laws change. We also reserve the right: (1) to add Investment Divisions; (2) to combine Investment Divisions; (3) to substitute shares of another registered open-end management investment company, which may have different fees and expenses, for shares of a Portfolio; (4) to substitute or close an Investment Division to allocations of premium payments or cash value or both, and to existing investments or the investment of future premiums, or both, for any class of Policy or Policy Owner, at any time in our sole discretion; (5) to operate the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form; (6) to deregister the Separate Account under the Investment Company Act of 1940; (7) to combine it with other Separate Accounts; and (8) to transfer assets supporting the Policies from one Investment Division to another or from the Separate Account to other Separate Accounts, or to transfer assets to our general account as permitted by applicable law. We will exercise these rights in accordance with applicable law, including approval of Policy Owners if required. We will notify you if exercise of any of these rights would result in a material change in the Separate Account or its investments.

     We will not make any changes without receiving any necessary approval of the SEC and the New York Insurance Department. We will notify you of any changes.

                                  THE POLICIES

PURCHASING A POLICY

     To purchase a Policy, you must submit a completed application and an initial premium to us at our Designated Office. (See "Receipt of Communications and Payments at MetLife's Designated Office.") The minimum face amount for the base Policy is $50,000 unless we consent to a lower amount. For Policies acquired through a pension or profit sharing plan qualified under Section 401 of the Internal Revenue Code of 1986, the minimum face amount is $25,000.

     The Policies are available for insureds age 85 or younger. We can provide you with details as to our underwriting standards when you apply for a Policy. We reserve the right to modify our minimum face amount and underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an application for any reason permitted by law.

     We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Investment Division performance and cash values. To obtain more information about these other policies, contact our Designated Office or your registered representative.

REPLACING EXISTING INSURANCE

     It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we may not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

POLICY OWNER AND BENEFICIARY

     The Policy Owner is named in the application but may be changed from time to time. While the insured is living and the Policy is in force, the Policy Owner may exercise all the rights and options described in the Policy, subject to the terms of any beneficiary designation or assignment of the Policy. These rights include selecting and changing the beneficiary, changing the owner, changing the face amount of the Policy and assigning the Policy. At the death of the Policy Owner who is not the insured, his or her estate will become the Policy Owner unless a successor Policy Owner has been named. The Policy Owner's rights (except for rights to payment of benefits) terminate at the death of the insured.

     The beneficiary is also named in the application. You may change the beneficiary at any time before the death of the insured, unless the beneficiary designation is irrevocable. The beneficiary has no rights under the Policy until the death of the insured and must survive the insured in order to receive the death proceeds. If no named beneficiary survives the insured, we pay proceeds to the Policy Owner.

     A change of Policy Owner or beneficiary is subject to all payments made and actions taken by us under the Policy before we receive a signed change form. You can contact your registered representative or our Designated Office for the procedure to follow.

     You may assign (transfer) your rights in the Policy to someone else. An absolute assignment of the Policy is a change of Policy Owner and beneficiary to the assignee. A collateral assignment of the Policy does not change the Policy Owner or beneficiary, but their rights will be subject to the terms of the assignment. Assignments are subject to all payments made and actions taken by us under the Policy before we receive a signed copy of the assignment form. We are not responsible for determining whether or not an assignment is valid. Changing the Policy Owner or assigning the Policy may have tax consequences. (See "Tax Considerations" below.)

24 MONTH CONVERSION RIGHT

     GENERAL RIGHT. Generally, during the first two Policy years, or in the event of a material change in the investment policy of the Separate Account, you may convert the Policy to fixed benefit coverage by exchanging the Policy for a fixed benefit life insurance policy agreed to by us and issued by us or an affiliate that we name provided that you repay any Policy loans and loan interest, and the Policy has not lapsed. We make the exchange without evidence of insurability. The new policy will have the same base Policy face amount as that being exchanged. The new policy will have the same issue age, risk class and Policy Date as the variable life Policy had.

     Contact our Designated Office or your registered representative for more specific information about the 24 Month Conversion Right. The exchange may result in a cost or credit to you. On the exchange, you may need to make an immediate premium payment on the new policy in order to keep it in force.

EXCHANGE RIGHT

     At least once each year you have the option to transfer all of your cash value to the Fixed Account and apply the cash surrender value to a new policy issued by us or an affiliate which provides paid-up insurance. Paid-up insurance is permanent insurance with no further premiums due. The face amount of the new policy of paid-up insurance may be less than the face amount of the Policy.

                                    PREMIUMS

FLEXIBLE PREMIUMS

     Subject to the limits described below, you choose the amount and frequency of premium payments. You select a Planned Premium schedule, which consists of a first-year premium amount and an amount for subsequent premium payments. This schedule appears in your Policy. YOUR PLANNED PREMIUMS WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. You may skip Planned Premium payments or make additional payments. Additional payments could be subject to underwriting. No payment can be less than $50, except with our consent.

     You can pay Planned Premiums on an annual, semi-annual or quarterly schedule, or on a monthly schedule if payments are drawn directly from your checking account under our pre-authorized checking arrangement. We will send premium notices for annual, semi-annual or quarterly Planned Premiums. You may make payments by check or through our pre-authorized checking arrangement. You can change your Planned Premium schedule by sending your request to us at our Designated Office. You may not make premium payments on or after the Policy anniversary when the insured reaches age 121, except for premiums required during the grace period.

     If any payments under the Policy exceed the "7-pay limit" under Federal tax law, your Policy will become a modified endowment contract and you may have more adverse tax consequences with respect to certain distributions than would otherwise be the case if premium payments did not exceed the "7-pay limit." The amount of your "7-pay limit" is shown in your Policy illustration and in your annual Policy statement. If you make a payment that exceeds the "7-pay limit" we will notify you and give you an opportunity to receive a refund of the excess premium to prevent your Policy from becoming a modified endowment contract. (See "Tax Considerations.") In addition, if you have selected the guideline premium test, Federal tax law limits the amount of premiums that you can pay under the Policy. You need our consent if, because of tax law requirements, a payment would increase the Policy's death benefit by more than it would increase cash value. We may require evidence of insurability before accepting the payment.

     We allocate net payments to your Policy's Investment Divisions as of the date we receive the payments at our Designated Office (or at our Administrative Office in Tampa, Florida), if they are received before the close of regular trading on the New York Stock Exchange. Payments received after that time, or on a day that the New York Stock Exchange is not open, will be allocated to your Policy's Investment Divisions on the next day that the New York Stock Exchange is open. (See "Receipt of Communications and Payments at MetLife's Designated Office.")

     Under our current processing, we treat any payment received by us as a premium payment unless it is clearly marked as a loan repayment.

AMOUNT PROVIDED FOR INVESTMENT UNDER THE POLICY

     INVESTMENT START DATE. Your initial net premium is credited with Fixed Account interest as of the investment start date. The investment start date is the later of the Policy Date and the date we first receive a premium payment for the Policy at our Designated Office. (See "Receipt of Communications and Payments at MetLife's Designated Office.")

     PREMIUM WITH APPLICATION. If you make a premium payment with the application, unless you request otherwise, the Policy Date is the date the policy application is approved. Monthly Deductions begin on the Policy Date. You may only make one premium payment with the application. The minimum amount you must pay is set forth in the application. If we decline an application, we refund the premium payment made.

     If you make a premium payment with the application, we will cover the insured under a temporary insurance agreement beginning on the later of the date the application is signed or on the date of any required medical examination. (See "Death Benefits.")

     PREMIUM ON DELIVERY. If you pay the initial premium upon delivery of the Policy, unless you request otherwise, the Policy Date and the investment start date are the date your premium payment is received at our Designated Office. Monthly Deductions begin on the Policy Date.

     BACKDATING. We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the date the Policy application is approved. You may wish to backdate so that you can obtain lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must also pay the minimum premiums due for the period between the Policy Date and the investment start date. As of the investment start date, we allocate the net premiums to the Policy, adjusted for monthly Policy charges.

RIGHT TO EXAMINE POLICY

     You may cancel the Policy within ten days after you receive it. You may return the Policy to our Designated Office (see "Receipt of Communications and Payments at MetLife's Designated Office") or your registered representative. Insurance coverage ends as soon as you return the Policy (determined by postmark, if the Policy is mailed). If you cancel the Policy, we refund any premiums paid.

ALLOCATION OF NET PREMIUMS

     We allocate your initial net premium to the Fixed Account as of the investment start date. We will hold your initial net premium in the Fixed Account for twenty days, and then we make the allocation among the Investment Divisions as you choose. You may allocate any whole percentage to an Investment Division.

     You make the initial premium allocation when you apply for a Policy. You can change the allocation of future premiums at any time thereafter. The change will be effective for premiums applied on or after the date when we receive your request. You may request the change by telephone, by written request (which may be telecopied to us) or over the Internet. (See "Receipt of Communications and Payments at MetLife's Designated Office.")

     When we allocate net premiums to your Policy's Investment Divisions, we convert them into accumulation units of the Investment Divisions. We determine the number of accumulation units by dividing the dollar amount of the net premium by the accumulation unit value. For your initial premium, we use the accumulation unit value on the investment start date. For subsequent premiums, we use the accumulation unit value next determined after receipt of the payment. (See "Cash Value.")

      RECEIPT OF COMMUNICATIONS AND PAYMENTS AT METLIFE'S DESIGNATED OFFICE

     We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange--even if due to our delay (such as a delay in answering your telephone call).

     The Designated Office for premium payments is printed on the billing statement we mail to you. If you do not have your billing statement you may call us at 1-800-638-5000 to obtain the address. The address to use depends on whether you purchase the Policy through a registered representative of one of our affiliates MetLife Securities, Inc. and New England Securities Corporation, or through another registered representative. If you purchase the Policy through a registered representative of one of these two affiliates, premium payments should be mailed to MetLife, P.O. Box 371351, Pittsburgh, PA 15250-7351. If your representative is not registered with one of these two affiliates, premium payments should be mailed to MetLife, P.O. Box 371862, Pittsburgh, PA 15250-7862. The Designated Office for other transactions is as follows:



Payment Inquiries and                 MetLife
Correspondence                        P.O. Box 354
                                      Warwick, RI 02887-0354

Beneficiary and Ownership             MetLife
Changes                               P.O. Box 313
                                      Warwick, RI 02887-0313

Surrenders, Loans,                    MetLife
Withdrawals and                       P.O. Box 543
Investment Division Transfers         Warwick, RI 02887-0543

Cancellations (Right to Examine       MetLife
Policy Period)                        Free Look Unit
                                      500 Schoolhouse Road
                                      Johnstown, PA 15904

Death Claims                          MetLife
                                      P.O. Box 353
                                      Warwick, RI 02887-0353


Investment Division Transfers and     (800) 638-5000
Other Telephone Transactions and
Inquiries


     You may request a cash value transfer or reallocation of future premiums by written request (which may be telecopied) to us, by telephoning us or over the Internet (subject to our restrictions on "market timing" transfers). To request a transfer or reallocation by telephone, you should contact your registered representative or contact us at 1-800-638-5000. To request a transfer over the Internet, you may log on to our website at www.metlife.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine are your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.

     If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.

PAYMENT OF PROCEEDS

     We ordinarily pay any cash surrender value, loan value or death benefit proceeds from the Investment Divisions within seven days after we receive a request, or satisfactory proof of death of the insured (and any other information we need to pay the death proceeds). (See "Receipt of Communications and Payments at MetLife's Designated Office.") However, we may delay payment (except when a loan is made to pay a premium to us) or transfers from the Investment Divisions: (i) if the New York Stock Exchange is closed for other than weekends or holidays, or if trading on the New York Stock Exchange is restricted as determined by the SEC, (ii) if the SEC by order permits postponement or determines that an emergency exists that makes payments or Investment Division transfers impractical, or (iii) at any other time when the Portfolios or the Separate Account have the legal right to suspend payment.

     We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Policy Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, facsimile, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available in the Statement of Information and on request from our Designated Office. We will pay interest on the proceeds as required by applicable state law.

     Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                   CASH VALUE

     Your Policy's total cash value includes its cash value in the Separate Account and in the Fixed Account. If you have a Policy loan, the cash value also includes the amount we hold in the Loan Account as a result of the loan. The cash value reflects:

     -- net premium payments

     -- the net investment experience of the Policy's Investment Divisions

     -- interest credited to cash value in the Fixed Account

     -- interest credited to amounts held in the Loan Account for a Policy loan

     -- the death benefit option you choose

     -- Policy charges

     -- partial withdrawals

     -- transfers among the Investment Divisions and the Fixed Account.

     The Policy's total cash value in the Separate Account equals the number of accumulation units credited in each Investment Division multiplied by that Investment Division's accumulation unit value. We convert any premium, interest earned on loan cash value, or cash value allocated to an Investment Division into accumulation units of the Investment Division. Surrenders, partial withdrawals, Policy loans, transfers and charges deducted from the cash value reduce the number of accumulation units credited in an Investment Division. We determine the number of accumulation units by dividing the dollar amount of the transaction by the Investment Division's accumulation unit value next determined following the transaction. (In the case of an initial premium, we use the accumulation unit value on the investment start date).

     The accumulation unit value of an Investment Division depends on the net investment experience of its corresponding Portfolio and reflects fees and expenses of the Portfolio. We determine the accumulation unit value as of the close of regular trading on the New York Stock Exchange on each day that the Exchange is open for trading by multiplying the most recent accumulation unit value by the net investment factor ("NIF") for that day (see below).

     The NIF for an Investment Division reflects:

     -- the change in net asset value per share of the corresponding Portfolio
        (as of the close of regular trading on the Exchange) from its last value,

     -- the amount of dividends or other distributions from the Portfolio since the last determination of net asset value per share, and

     -- any deductions for taxes that we make from the Separate Account.

     The NIF can be greater or less than one.

                                 DEATH BENEFITS

     If the insured dies while the Policy is in force, we pay a death benefit to the beneficiary. Coverage under the Policy generally begins when you pay the initial premium. If you make a premium payment with the application, we will cover the insured under a temporary insurance agreement for a limited time that begins on the later of the date we receive the premium payment or the date of any required medical examination. Temporary coverage is not available for proposed insureds who have received medical treatment for, or been diagnosed as having, certain conditions or diseases specified in the temporary insurance agreement. The maximum temporary coverage is the lesser of the amount of insurance applied for and $1,000,000.

     DEATH BENEFIT OPTIONS. When you apply for a Policy, you must choose among three death benefit options. If you fail to select a death benefit option in the application, we will seek the required information from you.

     The Option A death benefit is equal to the face amount of the Policy. The Option A death benefit is fixed, subject to increases required by the Internal Revenue Code of 1986 (the "Code").

     The Option B death benefit is equal to the face amount of the Policy, plus the Policy's cash value, if any. The Option B death benefit is also subject to increases required by the Code.

     The Option C death benefit (available if the insured is age 60 or younger) is equal to the face amount of the Policy plus the Policy's cash value until the insured attains age 65, at which time we will increase the Policy's face amount by the amount of the Policy's cash value and thereafter the death benefit will remain level, at the increased face amount, subject to increases required by the Code.

     CHOICE OF TAX TEST. The Internal Revenue Code requires the Policy's death benefit to be not less than an amount defined in the Code. As a result, if the cash value grows to certain levels, the death benefit increases to satisfy tax law requirements.

     When you apply for your Policy, you select which tax test will apply to the death benefit. You will choose between: (1) the guideline premium test, and (2) the cash value accumulation test. The test you choose at issue cannot be changed.

     Under the GUIDELINE PREMIUM TEST, the death benefit will not be less than the cash value times the guideline premium factor. See Appendix A.

     Under the CASH VALUE ACCUMULATION TEST, the death benefit will not be less than the cash value times the net single premium factor set by the Code. Net single premium factors are based on the age, smoking status, risk class and sex of the insured at the time of the calculation. Sample net single premium factors appear in Appendix A.

     If cash value growth in the later Policy years is your main objective, the guideline premium test may be the appropriate choice because it does not require as high a death benefit as the cash value accumulation test, and therefore cost of insurance charges may be lower once the Policy's death benefit is subject to increases required by the Code. If you select the cash value accumulation test, you can generally make a higher amount of premium payments for any given face amount, and a higher death benefit may result in the long term. If cash value growth in the early Policy years is your main objective, the cash value accumulation test may be the appropriate choice because it allows you to invest more premiums in the Policy for each dollar of death benefit.

     AGE 121. The death benefit payable under Option A or Option C on or after the insured's attained age 121 will be the greater of:

     --  101% of the cash value on the date of death, or

     -- the face amount of the base Policy on the Policy anniversary at the insured's attained age 121.

     The death benefit payable under Option B on or after the insured's attained age 121 will be the face amount of the base Policy on the Policy anniversary at the insured's attained age 121, plus the cash value on the date of death.

     The tax consequences of keeping the Policy in force beyond the insured's attained age 121 are unclear.

DEATH PROCEEDS PAYABLE

     The death proceeds we pay are equal to the death benefit on the date of the insured's death, reduced by any outstanding loan and accrued loan interest on that date. If death occurs during the grace period, we reduce the proceeds by the amount of unpaid Monthly Deductions. (See "Lapse and Reinstatement.") We increase the death proceeds (1) by any rider benefits payable and (2) by any cost of insurance charge made for a period beyond the date of death. Riders that can have an effect on the amount of death proceeds payable are the Accelerated Death Benefit Rider, the Accidental Death Benefit Rider and the Options to Purchase Additional Insurance Coverage Rider. (See "Additional Benefits by Rider.")

     We may adjust the death proceeds if the insured's age or sex was misstated in the application, if death results from the insured's suicide within two years from the Policy's date of issue, or if a rider limits the death benefit.

     SUICIDE. If the insured commits suicide within two years from the date of issue, the death benefit will be limited to premiums paid less any partial withdrawals, less any loan and loan interest outstanding on the date of death. If the insured commits suicide within two years after the effective date of an increase in face amount, the death benefit for such increase will be limited to the Monthly Deductions for the increase.

CHANGE IN DEATH BENEFIT OPTION

     After the first Policy year you may change your death benefit option, subject to our underwriting rules, by written request to our Designated Office. The change will be effective on the monthly anniversary on or following the date we approve your request. We may require proof of insurability. A change in death benefit option may have tax consequences.

     If you change from Option A (or from Option C after the insured's attained age 65) to Option B (or to Option C on or before the insured's attained age 60), we reduce the Policy's face amount if necessary so that the death benefit is the same immediately before and after the change. A face amount reduction below $50,000 requires our consent. If we reduce the face amount, we will first reduce any prior increases in face amount that you applied for, in the reverse order in which the increases occurred, then any remaining initial face amount, and then any increase in face amount from a prior change in death benefit option, but not below the Policy minimum. A partial withdrawal of cash value may be necessary to meet Federal tax law limits on the amount of premiums that you can pay into the Policy. A Surrender Charge may apply to a Policy face amount reduction or partial withdrawal that reduces the face amount on a change from Option A (or from Option C after the insured's attained age 65) to Option B (or to Option C on or before the insured's attained age 60). (See "Surrender Charge.") In addition, if the face amount reduction occurs within 12 months after a face amount increase, we will deduct a proportionate part of the Coverage Expense Charges due with respect to the face amount increase for the remainder of the 12-month period.

     If you change from Option B (or from Option C on or before the insured's attained age 65) to Option A, we increase the Policy's face amount, if necessary, so that the death benefit is the same immediately before and after the change. The increase in face amount is not subject to the Coverage Expense Charge and will not be subject to any Surrender Charge.

INCREASE IN FACE AMOUNT

     You may increase the Policy's face amount. We require satisfactory evidence of insurability, and the insured's attained age must be 85 or less. The minimum amount of increase permitted is $5,000. The increase is effective on the monthly anniversary on or next following our approval of your request. Requests for face amount increases should be submitted to our Designated Office. An increase in face amount may have tax consequences.

     The face amount increase will have its own Target Premium, as well as its own Surrender Charge, current cost of insurance rates, Coverage Expense Charge, and Right to Examine Policy and suicide and contestability periods as if it were a new Policy. (See "Surrender Charge", "Monthly Deduction from Cash Value", "Partial Withdrawal" and "Reduction in Face Amount.") When calculating the monthly cost of insurance charge, we attribute the Policy's cash value first to any remaining initial face amount (including any increase in face amount from a prior change in death benefit option), then to any face amount increases in the order in which they were issued, for purposes of determining the net amount at risk.

     We reserve the right to (i) restrict certain Policy changes, such as death benefit increases, or (ii) require the issuance of a new Policy in connection with such Policy changes if we deem it administratively necessary or prudent to do so in order to comply with applicable law, including applicable Federal income tax law.

REDUCTION IN FACE AMOUNT

     After the first Policy year, you may reduce the face amount of your Policy without receiving a distribution of any Policy cash value. If you reduce the face amount of your Policy, we deduct any Surrender Charge that applies from the Policy's cash value in proportion to the amount of the face amount reduction. If the face amount of your Policy is reduced in the first year following a face amount increase, we will also deduct a proportionate part of the Coverage Expense Charges due for the remainder of the first year following the face amount increase.

     A face amount reduction will decrease the Policy's death benefit unless we are increasing the death benefit to satisfy Federal income tax laws, in which case a face amount reduction will not decrease the death benefit unless we deduct a Surrender Charge from the cash value. A reduction in face amount in this situation may not be advisable. The amount of any face reduction must be at least $5,000, and the face amount remaining after a reduction must meet our minimum face amount requirements for issue, except with our consent.

     If you choose to reduce your Policy's face amount, unless you request otherwise, we will first decrease any prior increases in base Policy face amount that you applied for, in the reverse order in which the increases occurred, then any remaining initial base Policy face amount, and then any increase in face amount from a prior change in death benefit option.

     A reduction in face amount reduces the Federal tax law limits on the amount of premiums that you can pay under the Policy under the guideline premium test. In these cases, a portion of the Policy's cash value may have to be paid to you to comply with Federal tax law.

     A face amount reduction takes effect on the monthly anniversary on or next following the date we receive your request. You can contact your registered representative or the Designated Office for information on face amount reduction procedures.

     A reduction in the face amount of a Policy may create a modified endowment contract or have other adverse tax consequences. If you are contemplating a reduction in face amount, you should consult your tax adviser regarding the tax consequences of the transaction. (See "Tax Considerations.")

                       SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDER

     You may surrender the Policy for its cash surrender value at any time while the insured is living. We determine the cash surrender value as of the date when we receive the surrender request. (See "Receipt of Communications and Payments at MetLife's Designated Office.") The cash surrender value equals the cash value reduced by any Policy loan and accrued interest and by any applicable Surrender Charge. (See "Surrender Charge.") If you surrender the Policy in the first Policy year (or in the first year following a face amount increase), we will also deduct an amount equal to the remaining first year Coverage Expense Charges. We reserve the right to also deduct an amount equal to the remaining first year Policy Charges.

     If you surrender the Policy, coverage will terminate on the monthly anniversary on or next following the date of surrender. If the insured dies on or after the surrender date, but before the termination date, we will reverse the surrender and will pay the Policy's death benefit to the beneficiary, but we will deduct from the death proceeds an amount equal to the cash surrender value paid to you.

     You may apply all or part of the surrender proceeds to a payment option. Once a Policy is surrendered, all coverage and benefits cease and cannot be reinstated. A surrender may result in adverse tax consequences. (See "Tax Considerations" below.)

     The Policies are designed to be long-term investments. As a result, you should be aware that if you surrender your Policy in the first Policy year, the Surrender Charge is likely to exceed the cash value of your Policy and you will receive no proceeds upon surrender.

PARTIAL WITHDRAWAL

     After the first Policy anniversary you may withdraw a portion of the Policy's cash surrender value. A partial withdrawal reduces the Policy's death benefit and may reduce the Policy's face amount if necessary so that the amount at risk under the Policy will not increase. A partial withdrawal may also reduce rider benefits. The minimum amount of a partial withdrawal request must be $500.

     We have the right to limit partial withdrawals to no more than 90% of the cash surrender value. In addition, a partial withdrawal will be limited by any restriction that we currently impose on withdrawals from the Fixed Account. (See "The Fixed Account.") Currently, we permit partial withdrawals equal to the lesser of 100% of the Policy's cash surrender value in the Separate Account as of the beginning of the year, or the maximum amount that can be withdrawn without causing the Policy's face amount to fall below the minimum permitted. (However, we may allow the face amount to fall below the minimum if the Policy has been in force for at least 15 years and the insured's attained age is greater than 55.) You may not make a partial withdrawal that would reduce your cash surrender value to less than the amount of two monthly deductions. We have the right to limit partial withdrawals to 12 per Policy year. Currently we do not limit the number of partial withdrawals. We reserve the right to impose a charge of $25 on each partial withdrawal.

     If a partial withdrawal reduces your Policy's face amount, the amount of the Surrender Charge that will be deducted from your cash value is an amount that is proportional to the amount of the face reduction. The amount deducted will reduce the remaining Surrender Charge payable under the Policy. No Surrender Charge will apply on up to 10% of the cash surrender value withdrawn each year, measured as a percentage of each withdrawal.

EXAMPLE. The following example assumes that a Policy Owner withdraws, in the first month of the second Policy year, 20% of the cash surrender value of a Policy. The insured under the Policy is assumed to be the representative insured shown in the fee table on page A-8 of the prospectus. As shown in the fee table, the Surrender Charge for that insured is $14.00 per $1,000 of Policy face amount. The Policy is assumed to have the other characteristics shown below:

Face Amount:.............    $          350,000
Death Benefit Option:....     Option A -- Level


Cash Value:..............    $           12,000
Surrender Charge:........    $          - 4,900    ($14.00   x   $350,000/1,000)
                             ------------------
Cash Surrender Value:....    $            7,100
                                           x 20%
                             ------------------
Withdrawal Amount:.......    $            1,420


     The first 10% of cash surrender value, or $710, can be withdrawn free of Surrender Charge. The remaining $710 withdrawn is subject to a portion of the Policy's Surrender Charge -- based on the ratio that such excess withdrawal amount bears to the Policy's face amount less the Surrender Charge, as shown in the formula below:


                               Withdrawal Amount in
                               Excess of Free Withdrawal
  Surrender Charge      x      ---------------------------------    =      Surrender Charge
                               Face Amount less Surrender Charge           On Withdrawal


                                              $710
       $4,900           x      ---------------------------------    =      $10
                                       $350,000 - $4,900



     Because the Policy has a level death benefit, the withdrawal will cause a dollar for dollar reduction in the Policy's face amount, so that the cash value and the face amount will both be reduced by the $1,420 withdrawal and by the $10 Surrender Charge.

The effect of the withdrawal on the Policy would be as follows:

Face Amount before Withdrawal.............................    $350,000
  Withdrawal..............................................    -  1,420
  Surrender Charge on Withdrawal..........................    -     10
                                                              --------

Face Amount after Withdrawal..............................    $348,570

Surrender Charge before Withdrawal........................    $  4,900
  Surrender Charge on Withdrawal..........................    -     10
                                                              --------
Surrender Charge after Withdrawal.........................    $  4,890

Cash Value before Withdrawal..............................    $ 12,000
  Withdrawal..............................................    -  1,420
  Surrender Charge on Withdrawal..........................    -     10
                                                              --------
Cash Value after Withdrawal...............................    $ 10,570

Surrender Charge after Withdrawal.........................    -  4,890
                                                              --------
Cash Surrender Value after Withdrawal.....................    $  5,680


     Any face amount reduction resulting from a partial withdrawal will reduce the face amount in the following order: any prior increases in base Policy face amount that you applied for, in the reverse order in which the increases occurred; any remaining initial face amount; and then any face amount increases resulting from a change in death benefit option, down to the required minimum.

     A partial withdrawal reduces the cash value in the Investment Divisions of the Separate Account and the Fixed Account in the same proportion that the cash value in each bears to the Policy's total unloaned cash value. We determine the amount of cash surrender value paid upon a partial withdrawal as of the date when we receive a request.

You can contact your registered representative or our Designated Office for information on partial withdrawal procedures. (See "Receipt of Communications and Payments at MetLife's Designated Office.")

     A reduction in the death benefit as a result of a partial withdrawal may create a modified endowment contract or have other adverse tax consequences. If you are contemplating a partial withdrawal, you should consult your tax adviser regarding the tax consequences. (See "Tax Considerations.")

                                    TRANSFERS

TRANSFER OPTION

     You may transfer your Policy's cash value between and among the Investment Divisions and the Fixed Account. Your right to transfer begins 20 days after we apply your initial premium to the Policy. We reserve the right to limit transfers to four per Policy year and to impose a charge of $25 per transfer. Currently we do not limit the number of transfers per Policy year or impose a charge on transfers. We treat all transfer requests made at the same time as a single request. The transfer is effective as of the date when we receive the transfer request, if the request is received before the close of regular trading on the New York Stock Exchange. Transfer requests received after that time, or on a day that the New York Stock Exchange is not open, will be effective on the next day that the New York Stock Exchange is open. (See "Receipt of Communications and Payments at MetLife's Designated Office.") For special rules regarding transfers involving the Fixed Account, see "The Fixed Account".

     Frequent requests from Policy Owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the Artio International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Morgan Stanley EAFE Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000 Index Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, T. Rowe Price Small Cap Growth Portfolio, Van Eck Global Natural Resources Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS Emerging Markets Equity Portfolio, MFS Research International Portfolio, and American Funds Global Small Capitalization Fund--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we require all future transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. Transfers made under an Automated Investment Strategy are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Portfolio and there are no arrangements in place to permit any Policy Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Portfolio.

     In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Policy Owner). You should read the Portfolio prospectuses for more details.

                         AUTOMATED INVESTMENT STRATEGIES

     You can choose one of five automated investment strategies. You can change or cancel your choice at any time.

     EQUITY GENERATOR(R). The Equity Generator allows you to transfer the interest earned in the Fixed Account to any one of the Investment Divisions on each monthly anniversary. The interest earned in the month must be at least $20 in order for the transfer to take place. If less than $20 is earned, no transfer will occur, and the interest not transferred cannot be counted towards the next month's minimum.

     ALLOCATOR(SM). The Allocator allows you to systematically transfer cash value from the Fixed Account or any one Investment Division (the "source fund") to any number of Investment Divisions. The transfers will take place on each monthly anniversary. You can choose to transfer a specified dollar amount (1) for a specified number of months, or (2) until the source fund is depleted. In either case, you must select a dollar amount that would allow transfers to continue for at least months.

     ENHANCED DOLLAR COST AVERAGER. With the Enhanced Dollar Cost Averager, cash value is transferred from the EDCA fixed account to the Investment Divisions monthly. You elect the EDCA at issue and select the total amount of cash value to be transferred. The cash value earmarked for the strategy is held in the EDCA fixed account where it may be credited with a rate of interest that is higher than the Fixed Account's current crediting rate. The amount transferred each month to the Investment Divisions equals the total amount earmarked for the strategy divided by 12.

     REBALANCER(R). The Rebalancer allows your Policy's cash value to be automatically redistributed on a quarterly basis among the Investment Divisions and the Fixed Account in accordance with the allocation percentages you have selected.

     INDEX SELECTOR(R). The Index Selector allows you to choose one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on your selection, we allocate 100% of your cash value among the five Investment Divisions that invest in the five index Portfolios available under the Policy (the Barclays Capital Aggregate Bond Index, Morgan Stanley EAFE Index, MetLife Stock Index, MetLife Mid Cap Stock Index and Russell 2000 Index Portfolios) and the Fixed Account. On a quarterly basis, we will redistribute your cash value among these Investment Divisions and the Fixed Account in order to return your cash value to the original allocation percentages. If you change your allocation of net premiums the Index Selector strategy, including the rebalancing feature, will be terminated.

     We will continue to implement the Index Selector strategy using the percentage allocations of the model that was in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue using this strategy over time if your risk tolerance, time horizon or financial situation changes. The asset allocation models used in Index Selector may change from time to time. If you are interested in an updated model, please contact your registered representative.

     You may not elect Index Selector unless you purchase the Policy through a registered representative of one of our affiliated broker-dealers MetLife Securities, Inc. and New England Securities Corporation. However, ask your registered representative how you might design a similar investment strategy using Rebalancer.

     These automated investment strategies allow you to take advantage of investment fluctuations, but none assures a profit nor protects against a loss. Because certain strategies involve continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue purchases through periods of fluctuating price levels.

     We reserve the right to modify or terminate any of the automated investment strategies for any reason, including, without limitation, a change in regulatory requirements applicable to such programs. For more information about the automated investment strategies, please contact your registered representative.

                                      LOANS

     You may borrow from your Policy at any time. The maximum amount you may borrow, calculated as of the date of the loan, is the greater of 75% of the Policy's cash surrender value or:

     -- the Policy's cash value, less

     -- any Policy loan balance, less

     -- loan interest due to the next Policy anniversary, less

     -- the most recent Monthly Deduction times the number of months to the next
        Policy anniversary, less

     -- any Surrender Charge, plus

     -- interest credited on the cash value at the guaranteed interest rate to the next Policy anniversary.

     The minimum loan amount is $500. We make the loan as of the date when we receive a loan request. (See "Receipt of Communications and Payments at MetLife's Designated Office.") You may increase your risk of lapse if you take a loan. You should contact our Designated Office or your registered representative for information on loan procedures.

     A Policy loan reduces the Policy's cash value in the Investment Divisions by the amount of the loan. A loan repayment increases the cash value in the Investment Divisions by the amount of the repayment. We attribute Policy loans to the Investment Divisions and the Fixed Account in proportion to the cash value in each. We transfer cash value equal to the amount of the loan from the Investment Divisions and the Fixed Account to the Loan Account (which is part of our general account).

     You may repay all or part of your loan at any time while the insured is still alive. When you make a loan repayment, we transfer an amount of cash value equal to the repayment from the Loan Account to the Divisions of the Separate Account and to the Fixed Account in proportion to the cash value in each. (See "Receipt of Communications and Payments at MetLife's Designated Office.")

     We guarantee that the interest rate charged on Policy loans will not be more than 4.0% per year in Policy years 1-10 and 3.0% per year thereafter.

     Policy loan interest is due and payable annually on each Policy anniversary. If not paid when due, we add the interest accrued to the loan amount, and we transfer an amount of cash value equal to the unpaid interest from the Investment Divisions and the Fixed Account to the Loan Account in the same manner as a new loan.

     Cash value in the Loan Account earns interest at not less than 3.0% per year and is transferred on each Policy anniversary to the Investment Divisions and to the Fixed Account in proportion to the cash value in each. The interest credited will also be transferred: (1) when you take a new loan; (2) when you make a full or partial loan repayment; and (3) when the Policy enters the grace period.

     The amount taken from the Policy's Investment Divisions as a result of a loan does not participate in the investment experience of the Investment Divisions. Therefore, loans can permanently affect the death benefit and cash value of the Policy, even if repaid. In addition, we reduce any proceeds payable under a Policy by the amount of any outstanding loan plus accrued interest.

     If a Policy loan is outstanding, it may be better to repay the loan than to pay a premium, because the payment is subject to sales and premium tax charges, and the loan repayment is not subject to charges. (See "Deductions from Premiums.") If you want us to treat a payment as a loan repayment, it should be clearly marked as such.

     A loan that is taken from, or secured by, a Policy may have tax consequences. Although the issue is not free from doubt, we believe that a loan from or secured by a Policy that is not classified as a modified endowment contract should generally not be treated as a taxable distribution. Nevertheless, the tax consequences associated with loans outstanding after the tenth Policy year are uncertain. A tax adviser should be consulted when considering a loan.

                             LAPSE AND REINSTATEMENT

LAPSE

     In general, in any month that your Policy's cash surrender value is not large enough to cover a Monthly Deduction, your Policy will be in default, and may lapse. However, you can prevent your Policy from lapsing, regardless of the amount of your cash surrender value, if the premiums you pay are sufficient to keep the Guaranteed Minimum Death Benefit ("GMDB") in effect.

     The base Policy offers, at no additional charge, a five-year GMDB, a 20-year GMDB and a GMDB that lasts until the insured's age 65. For an additional charge, you can add a Policy rider at issue that provides a GMDB to age 85 or a GMDB to age 121. All Policies are issued with a GMDB, which guarantees that the Policy will remain in force for at least five years if the required Guaranteed Minimum Death Benefit Monthly Premiums ("GMDB Monthly Premiums") are paid when due. The five-year GMDB Monthly Premium is set forth in your Policy. It is the minimum initial periodic premium you can pay into the Policy. Policies will be issued with the 20-year GMDB or the GMDB to age 65 to eligible Policy Owners who elect either of these GMDBs at issue.

     The GMDB Monthly Premium varies depending on the guarantee period, the insured's age, sex (except for unisex policies), smoking status and risk class, the Policy's face amount and the death benefit option chosen. The GMDB Monthly Premium may change in the event that any of the following events occur: an increase or decrease in the base Policy face amount; adding, deleting or changing a rider; a change in death benefit option or the insured's risk class; or a misstatement of the insured's age or sex in the Policy application.

     On each monthly anniversary we test the Policy to determine if the cumulative premiums you have paid, less any partial withdrawals or outstanding loans you have taken, equal or exceed the sum of the GMDB Monthly Premiums due to date for the GMDB you selected. If you meet this test, the GMDB you selected will be in effect. However, even if you have not elected the 20-year GMDB or the GMDB to age 65, if the amount of premiums you pay into the Policy for each Policy month since the Policy Date is sufficient to meet the requirements of the 20-year GMDB or the GMDB to age 65, in your third annual statement we will notify you that the applicable GMDB is in effect. Conversely, if you have elected the 20-year GMDB or the GMDB to age 65 and your premium payments are insufficient to satisfy the GMDB Monthly Premium requirements, we will notify you that your GMDB will be reduced to the five-year GMDB, the GMDB to age 65, or the 20-year GMDB, as applicable, unless you pay sufficient premiums within 62 days to meet the requirements of the GMDB you originally selected. If, during the first five Policy years, you fail to pay sufficient premiums to keep the five-year GMDB in effect, we will notify you that the GMDB will terminate within 62 days if you fail to pay the required Monthly Premiums. If the guarantee provided by the GMDB terminates, the Policy will continue in force for as long as there is cash surrender value sufficient to pay the Monthly Deduction. If the GMDB terminates, you may reinstate it within nine months provided the Policy remains in force. In order to reinstate the GMDB, you must pay sufficient premiums to satisfy the cumulative premium requirement for the applicable GMDB (five-year, 20-year or to age 65) at the time of reinstatement.

     If the GMDB is in effect and the Policy's cash surrender value is insufficient to cover the Monthly Deduction, the Policy will not lapse. We will take the Monthly Deduction from the Policy's cash value until the cash value has been reduced to zero. At that point, future Monthly Deductions will be waived for as long as the GMDB is in effect.

     If the GMDB is not in effect and the cash surrender value is insufficient to pay the Monthly Deduction, the Policy will enter a 62-day grace period during which you will have an opportunity to pay a premium sufficient to keep the Policy in force. The minimum amount you must pay is the lesser of three Monthly Deductions or, if applicable, the amount necessary to reinstate the GMDB. We will tell you the amount due. If you fail to pay this amount before the end of the grace period, the Policy will terminate.

     Your Policy may also lapse if Policy loans plus accrued interest exceed the Policy's cash value less the Surrender Charge. Your Policy may be protected against lapse in these circumstances if it has been in force for 15 years, the insured has attained age 75, and the other requirements of the Overloan Protection Rider have been met. If your Policy is not so protected, we will notify you that the Policy is going to terminate. The Policy terminates without value unless you make a sufficient payment within the later of 62 days from the monthly anniversary immediately before the date when the excess loan occurs or 31 days after we mail the notice. If the Policy lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations" below.)

REINSTATEMENT

     If your Policy has lapsed, you may reinstate it within three years after the date of lapse if the insured has not attained age 121. If more than three years have passed, you need our consent to reinstate. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. If the Policy lapses and is reinstated during the first five Policy years, only the five-year GMDB will be reinstated. If the Policy lapses after the first five Policy years, the GMDB will terminate and cannot be reinstated. Under no circumstances can the GMDB provided by Policy rider be reinstated following a Policy lapse.

     If we deducted a Surrender Charge on lapse, we credit it back to the Policy's cash value on reinstatement. The Surrender Charge on the date of reinstatement is the same as it was on the date of lapse. When we determine the Surrender Charge and other charges except cost of insurance and the Policy loan interest rate, we do not count the amount of time that a Policy was lapsed.

                          ADDITIONAL BENEFITS BY RIDER

     You can add additional benefits to the Policy by rider, subject to our underwriting and issuance standards. These additional benefits usually require an additional charge as part of the Monthly Deduction from cash value. The rider benefits available with the Policy provide fixed benefits that do not vary with the investment experience of the Separate Account.

     There is no limit on the number of riders you can elect to add to your Policy at issue. However, you may not elect both the Waiver of Monthly Deduction Rider and the Waiver of Specified Premium Rider.

     The following riders, some of which have been described previously, are available:

     CHILDREN'S TERM INSURANCE RIDER, which provides term insurance on the lives of children of the insured.

     WAIVER OF MONTHLY DEDUCTION RIDER, which provides for waiver of Monthly Deductions in the event of the disability of the insured.

     WAIVER OF SPECIFIED PREMIUM RIDER, which provides for waiver of a specified amount of monthly premium in the event of the disability of the insured.

     OPTIONS TO PURCHASE ADDITIONAL INSURANCE COVERAGE RIDER, which allows the Owner to purchase additional coverage on the insured without providing evidence of insurability.

     ACCELERATION OF DEATH BENEFIT RIDER, which allows a Policy Owner to accelerate payment of all or part of the Policy's death benefit if the insured is terminally ill. In calculating the Accelerated Death Benefit, we assume that death occurs one year from the date of claim and we discount the future death benefit using an interest rate not to exceed the greater of (1) the current yield on 90-day Treasury bills, and (2) the maximum policy loan interest rate under the Policy. The Policy Owner must accelerate at least $50,000 (or 25% of the death benefit, if less), but not more than the greater of $250,000 or 10% of the death benefit. As an example, if a Policy Owner accelerated the death benefit of a Policy with a face amount of $1,000,000, the maximum amount that could be accelerated would be $250,000. Assuming an interest rate of 6%, the present value of the benefit would be $235,849. If we exercised our reserved right to impose a $150 processing fee, the benefit payable would be $235,849 less $150, or $235,699.

     GUARANTEED SURVIVOR INCOME BENEFIT RIDER, which provides the beneficiary with the option of exchanging the Policy's death benefit for enhanced monthly income payments for life.

     ACCIDENTAL DEATH BENEFIT RIDER, which provides for the payment of an additional death benefit in the event of the insured's death by accident.

     GUARANTEED MINIMUM DEATH BENEFIT RIDER, which provides for a guaranteed death benefit until the insured's age 85 or the insured's age 121.

     OVERLOAN PROTECTION RIDER, which provides protection from Policy lapse due to an excess Policy loan.

     Riders in addition to those listed above may be made available. You should consult your registered representative regarding the availability of riders.

                                THE FIXED ACCOUNT

     You may allocate net premiums and transfer cash value to the Fixed Account, which is part of MetLife's general account. Because of exemptive and exclusionary provisions in the Federal securities laws, interests in the Fixed Account are not registered under the Securities Act of 1933. Neither the Fixed Account nor the general account is registered as an investment company under the Investment Company Act of 1940. Therefore, neither the Fixed Account, the general account nor any interests therein are generally subject to the provisions of these Acts, and the SEC does not review Fixed Account disclosure. This disclosure may, however, be subject to certain provisions of the Federal securities laws on the accuracy and completeness of prospectuses.

GENERAL DESCRIPTION

     Our general account includes all of our assets except assets in the Separate Account or in our other separate accounts. We decide how to invest our general account assets. Fixed Account allocations do not share in the actual investment experience of the general account. Instead, we guarantee that the Fixed Account will credit interest at an annual effective rate of at least 3%. We may or may not credit interest at a higher rate. We declare the current interest rate for the Fixed Account periodically. The Fixed Account earns interest daily.

VALUES AND BENEFITS

     Cash value in the Fixed Account increases from net premiums allocated and transfers to the Fixed Account and Fixed Account interest, and decreases from loans, partial withdrawals made from the Fixed Account, charges and transfers from the Fixed Account. We deduct charges from the Fixed Account and the Policy's Investment Divisions in proportion to the amount of cash value in each. (See "Monthly Deduction from Cash Value.") A Policy's total cash value includes cash value in the Separate Account, the Fixed Account, and any cash value held in the Loan Account due to a Policy loan.

     Cash value in the Fixed Account is included in the calculation of the Policy's death benefit in the same manner as the cash value in the Separate Account. (See "Death Benefits.")

POLICY TRANSACTIONS

     Except as described below, the Fixed Account has the same rights and limitations regarding premium allocations, transfers, loans, surrenders and partial withdrawals as the Separate Account. The following special rules apply to the Fixed Account.

     Twenty days after we apply the initial premium to the Policy you may transfer cash value from the Fixed Account to the Separate Account. The amount of any transfer must be at least $50, unless the balance remaining would be less than $50, in which case you may withdraw or transfer the entire Fixed Account cash value. After the first Policy year you may withdraw cash value from the Fixed Account. The amount of any partial withdrawal, net of applicable Surrender Charges, must be at least $500. No amount may be withdrawn from the Fixed Account that would result in there being insufficient cash value to meet any Surrender Charges that would be payable immediately following the withdrawal upon the surrender of the remaining cash value in the Policy. We reserve the right to only allow transfers and withdrawals from the Fixed Account during the 30-day period that follows the Policy anniversary. The total amount of transfers and withdrawals in a Policy year may not exceed the greater of (a) 25% of the Policy's cash surrender value in the Fixed Account at the beginning of the Policy year, (b) the previous Policy year's maximum allowable withdrawal amount and (c) 100% of the cash surrender value in the Fixed Account if withdrawing the greater of (a) and (b) would result in a Fixed Account balance of $50 or less. We are not currently imposing the maximum limit on transfers and withdrawals from the Fixed Account, but we reserve the right to do so.

     There is currently no transaction charge for partial withdrawals or transfers. We reserve the right to limit partial withdrawals to 12 and transfers to four in a Policy year and to impose a charge of $25 for each partial withdrawal or transfer. We may revoke or modify the privilege of transferring amounts to or from the Fixed Account at any time. Partial withdrawals will result in the imposition of any applicable Surrender Charges.

     Unless you request otherwise, a Policy loan reduces the Policy's cash value in the Investment Divisions and the Fixed Account proportionately. We allocate all loan repayments in the same proportion that the cash value in each Investment Division and the Fixed Account bears to the Policy's total unloaned cash value. The amount transferred from the Policy's Investment Divisions and the Fixed Account as a result of a loan earns interest at an effective rate of at least 3% per year, which we credit to the Policy's cash value in the Investment Divisions and the Fixed Account in proportion to the Policy's cash value in each on the day it is credited.

     We take partial withdrawals from the Policy's Investment Divisions and the Fixed Account in the same proportion that the cash value in each account bears to the Policy's total unloaned cash value.

     We can delay transfers, surrenders, withdrawals and Policy loans from the Fixed Account for up to six months. We will not delay loans to pay premiums on policies issued by us.

                                     CHARGES

     We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:

     - the death benefit, cash, and loan benefits under the Policy

     - investment options, including premium allocations

     - administration of elective options

     - the distribution of reports to Policy Owners

Costs and expenses we incur:

     - costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any riders)

     - overhead and other expenses for providing services and benefits

     - sales and marketing expenses

     - other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees

Risks we assume:

     - that the cost of insurance charges we may deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate

     - that the cost of providing the services and benefits under the Policies exceed the charges we deduct

     The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Surrender Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the Mortality and Expense Risk Charge and the cost of insurance charge, to help cover those expenses. We may profit from certain Policy charges.

DEDUCTIONS FROM PREMIUMS

     Prior to the allocation of a premium, we deduct a percentage of your premium payment. We credit the remaining amount (the net premium) to your cash value according to your allocation instructions. The deductions we make from each premium payment are the sales charge, the premium tax charge, and the federal tax charge.

     SALES CHARGE.  We deduct a 2.25% sales charge from each premium payment.

     Currently, the sales charge is only deducted from premium payments that are less than or equal to the Target Premium.

     PREMIUM TAX CHARGE. We deduct 2.0% from each premium for premium taxes and administrative expenses. Premium taxes vary from state to state, but we deduct a flat 2.0%, which is based on an average of such taxes. Administrative expenses covered by this charge include those related to premium tax and certain other state filings.

     FEDERAL TAX CHARGE. We deduct 1.25% from each premium for our Federal income tax liability related to premiums.

     EXAMPLE: The following chart shows the net amount that we would allocate to the Policy assuming a premium payment of $4,000 (and a Target Premium of $2,000).

           NET
PREMIUM  PREMIUM
-------  -------
 $4,000   $4,000
                     (5.5% x $2,000) + (3.25% x $2,000) = total sales, premium tax
            -175     and Federal tax charges
          ------
          $3,825     Net Premium




SURRENDER CHARGE

     If, during the first ten Policy years, or during the first ten Policy years following a face amount increase, you surrender or lapse your Policy, reduce the face amount, or make a partial withdrawal or change in death benefit option that reduces the face amount, then we will deduct a Surrender Charge from the cash value. The maximum Surrender Charge is shown in your Policy.

     No Surrender Charge will apply on up to 10% of the cash surrender value withdrawn each year.

     The Surrender Charge depends on the face amount of your Policy and the issue age, sex (except for unisex policies), risk class and smoker status of the insured. The Surrender Charge will remain level for up to three Policy years, or for up to three years after a face amount increase, and will then decline on a monthly basis until it reaches zero at the end of the tenth Policy year (or the tenth year following the face amount increase).

     The table below shows the maximum Surrender Charge that applies if the lapse, surrender or face amount reduction occurs at any time in the first Policy year, and in the last month of each Policy year thereafter.

                                                        FOR POLICIES WHICH         THE MAXIMUM
                                                         ARE SURRENDERED,       SURRENDER CHARGE
                                                             LAPSED OR         PER $1,000 OF BASE
                                                          REDUCED DURING       POLICY FACE AMOUNT
                                                        ------------------     ------------------
Entire Policy Year                                               1                   $38.25
Last Month of Policy Year                                        2                    35.81
                                                                 3                    32.56
                                                                 4                    31.74
                                                                 5                    29.84
                                                                 6                    27.13
                                                                 7                    23.90
                                                                 8                    18.99
                                                                 9                     9.50
                                                                10                     0.00


     In the case of a face amount reduction or a partial withdrawal or change in death benefit option that results in a face amount reduction, we deduct any Surrender Charge that applies from the Policy's remaining cash value in an amount that is proportional to the amount of the Policy's face amount surrendered. (See "Reduction in Face Amount," "Partial Withdrawal" and "Change in Death Benefit Option.")

     If you surrender the Policy (or a face amount increase) in the first Policy year (or in the first year following the face amount increase) we will deduct from the surrender proceeds an amount equal to the remaining first year Coverage Expense Charges. We reserve the right to also deduct an amount equal to the remaining first year Policy Charges. If you reduce the face amount of your Policy in the first year following a face amount increase, we will deduct from your cash value a proportionate amount of the remaining first year Coverage Expense Charges, based on the ratio of the face amount reduction to the Policy's original face amount.

     The Surrender Charge reduces the Policy's cash value in the Investment Divisions and the Fixed Account in proportion to the amount of the Policy's cash value in each. However, if you designate the accounts from which a partial withdrawal is to be taken, the charge will be deducted proportionately from the cash value of the designated accounts.

PARTIAL WITHDRAWAL CHARGE

     We reserve the right to impose a processing charge on each partial withdrawal. If imposed, this charge would compensate us for administrative costs in generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal.

TRANSFER CHARGE

     We reserve the right to impose a processing charge on each transfer between Investment Divisions or between an Investment Division and the Fixed Account to compensate us for the costs of processing these transfers. Transfers under one of our Automated Investment Strategies do not count as transfers for the purpose of assessing this charge.

ILLUSTRATION OF BENEFITS CHARGE

     We reserve the right to impose a charge for each illustration of Policy benefits that you request in excess of one per year. If imposed, this charge would compensate us for the cost of preparing and delivering the illustration to you.

MONTHLY DEDUCTION FROM CASH VALUE

     On the first day of each Policy month, starting with the Policy Date, we deduct the "Monthly Deduction" from your cash value.

     -- If your Policy is protected against lapse by a Guaranteed Minimum Death Benefit, we make the Monthly Deduction each month regardless of the amount of your cash surrender value. If your cash surrender value is insufficient to pay the Monthly Deduction in any month, your Policy will not lapse, but the shortfall will, in effect, cause your cash surrender value to have a negative balance. (See "Lapse and Reinstatement.")

     -- If a Guaranteed Minimum Death Benefit is not in effect, and the cash surrender value is not large enough to cover the entire Monthly Deduction, we will make the deduction to the extent cash value is available, but the Policy will be in default, and it may lapse. (See "Lapse and Reinstatement.")

     There is no Monthly Deduction on or after the Policy anniversary when the insured attains age 121.

     The Monthly Deduction reduces the cash value in each Investment Division and in the Fixed Account in proportion to the cash value in each. However, you may request that we charge the Monthly Deduction to a specific Investment Division or to the Fixed Account. If, in any month, the designated account has insufficient cash value to cover the Monthly Deduction, we will first reduce the designated account cash value to zero and then charge the remaining Monthly Deduction to all Investment Divisions and, if applicable, the Fixed Account, in proportion to the cash value in each.

     The Monthly Deduction includes the following charges:

     POLICY CHARGE. The Policy Charge is equal to $15.00 per month in the first Policy year and $8.00 per month thereafter. The Policy Charge is $12 per month in the first Policy year and $9 per month thereafter for Policies issued with face amounts of less than $50,000. No Policy Charge applies to Policies issued with face amounts equal to or greater than $250,000. The Policy Charge compensates us for administrative costs such as record keeping, processing death benefit claims and policy changes, preparing and mailing reports, and overhead costs.

     COVERAGE EXPENSE CHARGE. We impose a monthly charge for the costs of underwriting, issuing (including sales commissions), and administering the Policy or the face amount increase. The monthly charge is imposed on the base Policy face amount and varies by the base Policy's face amount and duration, and by the insured's issue age, smoking status, risk class (at the time the Policy or a face amount increase is issued), and, except for unisex Policies, the insured's sex. Currently, we only impose the Coverage Expense Charge during the first eight Policy years, and during the first eight Policy years following a requested face amount increase.

     MONTHLY CHARGES FOR THE COST OF INSURANCE. This charge covers the cost of providing insurance protection under your Policy. The cost of insurance charge for a Policy month is equal to the "amount at risk" under the Policy, multiplied by the cost of insurance rate for that Policy month. We determine the amount at risk on the first day of the Policy month. The amount at risk is the amount by which the death benefit (generally discounted at the monthly equivalent of 3% per year) exceeds the Policy's cash value. The amount at risk is affected by investment performance, loans, premium payments, fees and charges, partial withdrawals and face amount reductions.

     The guaranteed cost of insurance rates for a Policy depend on the insured's

     --  smoking status

     --  risk class

     --  attained age

     --  sex (if the Policy is sex-based).

     The current cost of insurance rates will depend on the above factors, plus

     -- the insured's age at issue (and at the time of any face amount increase)

     --  the Policy year (and the year of any face amount increase)

     --  the Policy's face amount.

     We guarantee that the rates for underwritten Policies will not be higher than rates based on

     -- the 2001 Commissioners Standard Ordinary Mortality Tables (the "2001 CSO Tables") with smoker/nonsmoker modifications, for Policies issued on non-juvenile insureds (age 18 and above at issue), adjusted for substandard ratings or flat extras, if applicable

     -- the 2001 CSO Aggregate Tables (Nonsmoker Tables for attained age 16 and older), for Policies issued on juvenile insureds (below age 18 at issue).

     The actual rates we use may be lower than the maximum rates, depending on our expectations about our future mortality and expense experience, lapse rates, taxes and investment earnings. We review the adequacy of our cost of insurance rates and other non-guaranteed charges periodically and may adjust them. Any change will apply prospectively.

     The risk classes we use are

     -- for Policies issued on non-juvenile insureds: preferred smoker, standard smoker, rated smoker, elite nonsmoker, preferred nonsmoker, standard nonsmoker, and rated nonsmoker.

     -- for Policies issued on juvenile insureds: standard and rated (with our consent).

     Rated Policies have higher cost of insurance deductions. We base the guaranteed maximum mortality charges for substandard ratings on multiples of the 2001 CSO Tables.

     The following standard or better smoker and non-smoker classes are available for underwritten Policies:

     -- elite nonsmoker for Policies with face amounts of $250,000 or more where the issue age is 18 through 80;

     -- preferred smoker and preferred nonsmoker for Policies with face amounts of $100,000 or more where the issue age is 18 through 80;

     -- standard smoker and standard nonsmoker for Policies with face amounts of $50,000 or more ($25,000 for pension plans) where the issue age is 18 through 85.

     The elite nonsmoker class generally offers the best current cost of insurance rates, and the preferred classes generally offer better current cost of insurance rates than the standard classes.

     Cost of insurance rates are generally lower for nonsmokers than for smokers and generally lower for females than for males. Within a given risk class, cost of insurance rates are generally lower for insureds with lower issue ages. For Policies sold in connection with some employee benefit plans, cost of insurance rates (and Policy values and benefits) do not vary based on the sex of the insured.

     We may offer Policies on a guaranteed issue basis to certain group or sponsored arrangements. We issue these Policies up to predetermined face amount limits. Because we issue these Policies based on minimal underwriting information, they may present a greater mortality cost to us than Policies issued in a standard class. Therefore, these Policies will be issued with a risk class of standard smoker or standard nonsmoker, but will be subject to an additional flat extra charge. However, the overall cost of insurance deduction for a Policy issued on a guaranteed issue basis will not exceed the maximum cost of insurance deduction imposed under fully underwritten Policies.

     CHARGES FOR ADDITIONAL BENEFITS. We charge for the cost of any additional rider benefits as described in the rider form.

     MORTALITY AND EXPENSE RISK CHARGE. We impose a monthly charge for our mortality and expense risks.

     The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. The expense risk is that our costs of issuing and administering the Policies may be more than we estimated. The charge is imposed on the cash value in the Separate Account, but the rate we charge is determined by the cash value in the Separate Account and the Fixed Account. The rate is determined on each monthly anniversary and varies based on the Policy year and the Policy's net cash value in relation to the Policy's Target Premium. As shown in the table below, the rate declines as the Policy's net cash value and the Policy years increase. The charge is guaranteed not to exceed 0.80% in Policy years 1-10, 0.35% in Policy years 11-19, 0.20% in Policy years 20-29 and 0.05% thereafter.


-------------------------------------------------------------------------------------------
                                                                          CHARGE APPLIED
                                                                         TO CASH VALUE IN
     POLICY YEAR                       NET CASH VALUE                    SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------
                                less than 5 target premiums                   0.60%
                             5 but less than 10 target premiums               0.55%
        1 - 10              10 but less than 20 target premiums               0.30%
                                 20 target premiums or more                   0.15%
-------------------------------------------------------------------------------------------
                                less than 5 target premiums                   0.35%
                             5 but less than 10 target premiums               0.30%
       11 - 19              10 but less than 20 target premiums               0.15%
                                 20 target premiums or more                   0.10%
-------------------------------------------------------------------------------------------
                                less than 5 target premiums                   0.20%
                             5 but less than 10 target premiums               0.15%
       20 - 29              10 but less than 20 target premiums               0.10%
                                 20 target premiums or more                   0.05%
-------------------------------------------------------------------------------------------
         30+                                                                  0.05%

-------------------------------------------------------------------------------------------


LOAN INTEREST SPREAD

     We charge you interest on a loan at a maximum effective rate of 4.0% per year in Policy years 1-10 and 3.0% per year thereafter, compounded daily. We also credit interest on the amount we take from the Policy's accounts as a result of the loan at a minimum annual effective rate of 3% per year, compounded daily. As a result, the loan interest spread will never be more than 1.00%.

CHARGES AGAINST THE PORTFOLIOS AND THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT

     CHARGES FOR INCOME TAXES. We currently do not charge the Separate Account for income taxes, but in the future we may make such a charge, if appropriate. We have the right to make a charge for any taxes imposed on the Policies in the future. (See "MetLife's Income Taxes.")

     PORTFOLIO EXPENSES. There are daily charges against the Portfolio assets for investment advisory services and fund operating expenses. These are described in the Fee Table as well as in the attached Portfolio prospectuses.

                               TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

     IRS CIRCULAR 230 NOTICE: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policy Owner should seek tax advice based on the Policy Owner's particular circumstances from an independent tax adviser.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. However, if your Policy is issued on a substandard basis, there is additional uncertainty. Moreover, if you elect the Acceleration of Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made under the rider are unclear. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

     In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements. If Portfolio shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax qualified status, there could be adverse consequences under the diversification rules.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. We believe that the death benefit under a Policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these consequences.

     In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

     Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a modified endowment contract ("MEC").

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as modified endowment contracts, with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general a Policy will be classified as a modified endowment contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

     If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as modified endowment contracts are subject to the following tax rules:

          (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

          (2) Loans taken from or secured by a Policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

          (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

     If a Policy becomes a modified endowment contract, distributions will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a modified endowment contract are generally treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with Policy loans that are outstanding after the first ten Policy years are less clear and a tax adviser should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

     INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

     MULTIPLE POLICIES. All modified endowment contracts that are issued by MetLife (or its affiliates) to the same Policy Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

     WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a purchase of the Policy.

     ACCELERATION OF DEATH BENEFIT RIDER. We believe that payments received under the Acceleration of Death Benefit Rider should be fully excludable from the gross income of the beneficiary except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

     OVERLOAN PROTECTION RIDER. If you are contemplating the purchase of the Policy with the Overloan Protection Rider, you should be aware that the tax consequences of the Overloan Protection Rider have not been ruled on by the IRS or the courts. It is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Rider causes the Policy to be converted into a fixed Policy. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Rider.

     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

     Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.

     Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and was repealed in 2010 with a modified carryover basis for heirs.

     The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") has reinstated the estate and generation-skipping transfer taxes through the end of 2012 with lower top rates and larger exemptions.

     The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.

     It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and the generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012.

     The complexity of the tax law, along with uncertainty as to how it might be modified in 2010 and in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

     OTHER POLICY OWNER TAX MATTERS. The application of certain tax rules after age 100 is not entirely clear. The tax consequences of continuing the Policy beyond the insured's attained age 121 are also unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's attained age 121.

     If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not income taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

     Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

     Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

     Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Internal Revenue Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.

     GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

     In addition, the Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

     Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

     ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.

     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     FOREIGN TAX CREDITS. To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions.

METLIFE'S INCOME TAXES

     Under current Federal income tax law, MetLife is not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                          DISTRIBUTION OF THE POLICIES

     We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution of the Policies. We and Distributor have entered into selling agreements with other affiliated and unaffiliated broker-dealers ("selling firms") for the sale of the Policies through their registered representatives. Our affiliated broker-dealers are MetLife Securities, Inc. ("MSI"), New England Securities Corporation ("NES"), Tower Square Securities, Inc. and Walnut Street Securities, Inc. Distributor, MSI, NES and our other affiliated selling firms are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

COMMISSIONS AND OTHER CASH COMPENSATION

     All selling firms receive commissions. The portion of the commission payments that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. A selling firm or a sales representative of a selling firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another due to differing compensation rates.

     MSI and NES sales representatives receive cash payments for the products they sell and service based on a "gross dealer concession" model. The cash payment is equal to a percentage of the gross dealer concession amount described below. The percentage is determined based on a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which MSI and NES sales representative are entitled, these sales representatives have an incentive to favor sale of the Policy over similar products issued by non-affiliates.

     In the first Policy year, the gross dealer concession amount for the Policies is 117% of premiums paid up to the Commissionable Target Premium, and 5% of premiums paid in excess of the Commissionable Target Premium. In Policy years 2 through 10, the gross dealer concession amount is 8.0% of all premiums paid, and in Policy years 11 and thereafter the gross dealer concession amount is 2.0% of all premiums. Commissionable Target Premium is generally the Target Premium as defined in the Glossary, excluding the portions associated with flat extras and certain riders, and is generally equal to or less than the Target Premium. Sales representatives of affiliated selling firms and their managers may be eligible for various cash benefits that we may provide jointly with affiliated selling firms. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of the Policy.

     Sales representatives of our affiliates and their Managers may also be eligible for cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, payments based on a percentage of the Policy's cash value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us and our affiliates. Sales representatives of certain affiliates must meet a minimum level of sales of proprietary products in order to maintain their agent status with the company and in order to be eligible for most of the cash compensation listed above. Managers may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Manager supervises. Managers may pay a portion of their cash compensation to their sales representatives.

     Receipt of the cash compensation described above may provide our sales representatives and their Managers, and the sales representatives and Managers of our affiliates, with an incentive to favor the sale of the Policies over similar products issued by non-affiliates.

     The maximum commissions paid for sale of the Policies through unaffiliated selling firms, and through our affiliated selling firms Walnut Street Securities, Inc. and Tower Square Securities, Inc. are as follows: 90% of premiums paid up to the Commissionable Target Premium, and 3.0% of premiums paid in excess of Commissionable Target Premium in Policy year 1; 1.25% of all premiums paid in Policy years 2 through 10; and 0.25% of all premiums paid thereafter. In addition, commissions are payable based on the cash value of the Policies in the following amounts: 0.10% in Policy years 2 through 10; 0.08% in Policy years 11 through 20; and 0.06% thereafter. Commissionable Target Premium is generally the Target Premium as defined in the Glossary, excluding the portions associated with flat extras and certain riders, and is generally equal to or less than the Target Premium. We and/or distributor may also make bonus payments to selling firms. The maximum amount of these bonus payments are as follows: 9.0% of premiums paid up to the Commissionable Target Premium and 2.0% of premiums paid in excess of the Commissionable Target Premium in Policy year 1; 19.75% of premiums paid up to the Commissionable Target Premium and 0.25% of premiums paid in excess of the Commissionable Target Premium in Policy year 2; and 0.25% of all premiums paid thereafter. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of the Policy.

NON-CASH COMPENSATION

     Sales representatives and their Managers (and the sales representatives and managers of our affiliates) are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

OTHER PAYMENTS

     We and Distributor may enter into preferred distribution arrangements with selected selling firms under which we pay additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of these variable insurance products. Introduction fees are payments to selling firms in connection with the addition of these variable products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable insurance products. Preferred status fees are paid to obtain preferred treatment of these products in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

     These preferred distribution arrangements are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. Distributor has entered into preferred distribution arrangements with our affiliated broker-dealers, Walnut Street Securities Inc. and Tower Square Securities, Inc. and with the unaffiliated selling firms listed in the Statement of Additional Information. We and Distributor may enter into similar arrangements with our other affiliates, MetLife Securities, Inc. and New England Securities Corporation. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

     We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team, advertising expenses, and other expenses of distributing the Policies. Distributor's management team may also be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and similar items.

     We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, the American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the Policies. Each of these Funds makes payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing their shares. These payments currently equal 0.25% of Separate Account assets invested in the particular Portfolio. (See "Fee Tables--Annual Portfolio Operating Expenses" and the Portfolio prospectuses.)

     Commissions and other incentives or payments described above are not charged directly to Policy Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

     The Statement of Additional Information contains additional information about the compensation paid for the sale of the Policies.

                                LEGAL PROCEEDINGS

     In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife to meet its obligations under the Policies.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL included in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                              FINANCIAL STATEMENTS

     You may find the financial statements of MetLife in the Statement of Additional Information. MetLife's financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                    GLOSSARY

     AGE. The age of an insured refers to the insured's age at his or her nearest birthday.

     ATTAINED AGE. The insured's issue age plus the number of completed Policy years.

     BASE POLICY.  The Policy without riders.

     CASH SURRENDER VALUE. The amount you receive if you surrender the Policy. It is equal to the Policy's cash value reduced by any Surrender Charge that would apply on surrender and by any outstanding Policy loan and accrued interest.

     CASH VALUE. A Policy's cash value includes the amount of its cash value held in the Separate Account, the amount held in the Fixed Account and, if there is an outstanding Policy loan, the amount of its cash value held in the Loan Account.

     FIXED ACCOUNT. The Fixed Account is a part of our general account to which you may allocate net premiums. It provides guarantees of principal and interest.

     INVESTMENT DIVISION. A sub-account of the Separate Account that invests in shares of an open-ended management investment company or other pools of investment assets.

     INVESTMENT START DATE. This is the later of the Policy Date and the date we first receive a premium payment for the Policy.

     ISSUE AGE. The age of the insured as of his or her birthday nearest to the Policy Date.

     LOAN ACCOUNT. The account to which cash value from the Separate and/or Fixed Accounts is transferred when a Policy loan is taken.

     NET CASH VALUE. The Policy's cash value less any outstanding loans and accrued loan interest.

     PLANNED PREMIUM. The Planned Premium is the premium payment schedule you choose to help meet your future goals under the Policy. The Planned Premium consists of a first-year premium amount and an amount for premium payments in subsequent Policy years. It is subject to certain limits under the Policy.

     POLICY DATE. The date on which coverage under the Policy and Monthly Deductions begin. If you make a premium payment with the application, unless you request otherwise, the Policy Date is generally the date the Policy application is approved. If you choose to pay the initial premium upon delivery of the Policy, unless you request otherwise, the Policy Date is generally the date on which we receive your initial payment.

     PREMIUMS. Premiums include all payments under the Policy, whether a Planned Premium or an unscheduled payment.

     SEPARATE ACCOUNT. Metropolitan Life Separate Account UL, a separate account established by MetLife to receive and invest premiums paid under the Policies and certain other variable life insurance policies, and to provide variable benefits.

     TARGET PREMIUM. We use the Target Premium to determine the amount of Mortality and Expense Risk Charge imposed on the Separate Account and the amount of Sales Charge imposed on premium payments. The Target Premium varies by issue age, sex, smoking status and any flat extras and substandard rating of the insured, and the Policy's base face amount, with additional amounts for most riders.

     YOU.  "You" refers to the Policy Owner.

                                   APPENDIX A

             GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST

     In order to meet the Internal Revenue Code's definition of life insurance, the Policies provide that the death benefit will not be less than what is required by the "guideline premium test" under Section 7702(a)(2) of the Internal Revenue Code, or the "cash value accumulation test" under Section 7702(a)(1) of the Internal Revenue Code, as selected by you when the Policy is issued. The test you choose at issue will be used for the life of the Policy. (See "Death Benefits.")

     For the guideline premium test, the table below shows the percentage of the Policy's cash value that is used to determine the death benefit.


       AGE OF                                  AGE OF
INSURED AT START OF    PERCENTAGE OF    INSURED AT START OF    PERCENTAGE OF
  THE POLICY YEAR        CASH VALUE       THE POLICY YEAR        CASH VALUE
-------------------    -------------    -------------------    -------------
    0 through 40            250                  61                 128
         41                 243                  62                 126
         42                 236                  63                 124
         43                 229                  64                 122
         44                 222                  65                 120
         45                 215                  66                 119
         46                 209                  67                 118
         47                 203                  68                 117
         48                 197                  69                 116
         49                 191                  70                 115
         50                 185                  71                 113
         51                 178                  72                 111
         52                 171                  73                 109
         53                 164                  74                 107
         54                 157            75 through 90            105
         55                 150                  91                 104
         56                 146                  92                 103
         57                 142                  93                 102
         58                 138            94 through 121           101
         59                 134
         60                 130



     For the cash value accumulation test, sample net single premium factors for selected ages of male and female insureds, in a standard or better nonsmoker risk class, are listed below.

                                                                 NET SINGLE PREMIUM
                                                                       FACTOR
                                                                 ------------------
AGE                                                                MALE      FEMALE
---                                                              -------    -------
30............................................................   5.82979    6.59918
40............................................................   4.11359    4.63373
50............................................................   2.93292    3.28706
60............................................................   2.14246    2.40697
70............................................................   1.64028    1.82665
80............................................................   1.32530    1.44515
90............................................................   1.15724    1.22113
100...........................................................   1.08417    1.10646
120...........................................................   1.02597    1.02597

                                   APPENDIX B

                  ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES
                            AND CASH SURRENDER VALUES

     The tables in Appendix B illustrate the way the Policies work, based on assumptions about investment returns and the insured's characteristics. They show how the death benefit, cash surrender value and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to constant after tax annual rates of 0%, 6% and 10%. The tables are based on a face amount of $350,000 for a male aged 35. The insured is assumed to be in the preferred nonsmoker risk class. The tables assume no rider benefits and assume that no allocations are made to the Fixed Account. Values are first given based on current Policy charges and then based on guaranteed Policy charges. (See "Charges.") Illustrations show the Option A death benefit.

     Policy values would be different (either higher or lower) from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% or 10%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) cash values were allocated differently among individual Investment Divisions with varying rates of return. They would also differ if a Policy loan or partial withdrawal were made during the period of time illustrated, if the insured were female or in another risk classification, or if the Policies were issued at unisex rates. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown, even if the average rate of return is achieved.

     The death benefits, cash surrender values and cash values shown in the tables reflect: (i) deductions from premiums for the sales charge, premium tax and federal tax charge; and (ii) a Monthly Deduction (consisting of a Coverage Expense Charge, a Mortality and Expense Risk Charge, and a charge for the cost of insurance) from the cash value on the first day of each Policy month. The cash surrender values reflect a Surrender Charge deducted from the cash value upon surrender, face reduction or lapse during the first ten Policy years. (See "Charges.") The illustrations reflect an arithmetic average of the gross investment advisory fees and operating expenses of the Portfolios, at an annual rate of .70% of the average daily net assets of the Portfolios. This average does not reflect expense subsidies by the investment advisers of certain Portfolios.

     The gross rates of return used in the illustrations do not reflect the deductions of the fees and expenses of the Portfolios. Taking account of the average investment advisory fee and operating expenses of the Portfolios, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at constant annual rates of -.70%, 5.26% and 9.23%, respectively.

     If you request, we will furnish a personalized illustration reflecting the proposed insured's age, sex, risk class, and the face amount or premium payment schedule requested. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ very substantially from those shown in the tables. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all the assumptions on which the personalized illustration is based. Where applicable, we will also furnish on request a personalized illustration for a Policy which is not affected by the sex of the insured. You should contact your registered representative to request a personalized illustration.

                                MALE ISSUE AGE 35
                            $1,890 ANNUAL PREMIUM FOR
                         PREFERRED NONSMOKER RISK CLASS
                              $350,000 FACE AMOUNT
                             OPTION A DEATH BENEFIT

              THE ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.


                     DEATH BENEFIT                      CASH SURRENDER VALUE                       CASH VALUE
                 ASSUMING HYPOTHETICAL                  ASSUMING HYPOTHETICAL                 ASSUMING HYPOTHETICAL
END OF       GROSS ANNUAL RATE OF RETURN OF        GROSS ANNUAL RATE OF RETURN OF        GROSS ANNUAL RATE OF RETURN OF
POLICY    -----------------------------------    ----------------------------------    ----------------------------------
 YEAR        0%          6%           10%           0%         6%           10%           0%         6%           10%
------       --          --           ---           --         --           ---           --         --           ---
   1      $350,000    $350,000    $   350,000    $     0    $      0    $         0    $ 1,005    $  1,086    $     1,141
   2       350,000     350,000        350,000          0           0              0      1,966       2,191          2,347
   3       350,000     350,000        350,000          0           0              0      2,883       3,315          3,624
   4       350,000     350,000        350,000          0         211            730      3,757       4,458          4,977
   5       350,000     350,000        350,000        988       2,022          2,814      4,582       5,616          6,408
   6       350,000     350,000        350,000      2,089       3,519          4,652      5,356       6,786          7,919
   7       350,000     350,000        350,000      3,137       5,027          6,576      6,078       7,967          9,516
   8       350,000     350,000        350,000      4,462       6,874          8,921      6,749       9,161         11,208
   9       350,000     350,000        350,000      6,915       9,936         12,585      8,058      11,079         13,729
  10       350,000     350,000        350,000      9,312      13,047         16,428      9,312      13,047         16,428
  15       350,000     350,000        350,000     15,202      24,343         33,993     15,202      24,343         33,993
  20       350,000     350,000        350,000     20,062      38,046         60,578     20,062      38,046         60,578
  25       350,000     350,000        350,000     23,173      54,252        100,670     23,173      54,252        100,670
  30       350,000     350,000        350,000     23,168      72,404        161,231     23,168      72,404        161,231
  35       350,000     350,000        350,000     18,002      91,519        254,463     18,002      91,519        254,463
  40       350,000     350,000        430,997      5,529     111,077        402,801      5,529     111,077        402,801
  45                   350,000        664,643                125,118        632,993                125,118        632,993
  50                   350,000      1,031,182                112,845        982,078                112,845        982,078
  55                   350,000      1,574,989                 12,232      1,499,990                 12,232      1,499,990
  60                                2,313,016                             2,290,115                             2,290,115
  65                                3,563,071                             3,527,793                             3,527,793
  70                                5,473,532                             5,419,339                             5,419,339
  75                                8,375,972                             8,293,042                             8,293,042
  80                               12,733,914                            12,607,835                            12,607,835
  85                               19,170,817                            18,981,007                            18,981,007
  86                               20,793,283                            20,587,409                            20,587,409



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S INVESTMENT DIVISIONS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY METLIFE OR THE PORTFOLIOS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                MALE ISSUE AGE 35
                            $1,890 ANNUAL PREMIUM FOR
                         PREFERRED NONSMOKER RISK CLASS
                              $350,000 FACE AMOUNT
                             OPTION A DEATH BENEFIT

            THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.


                    DEATH BENEFIT                 CASH SURRENDER VALUE                 CASH VALUE
                ASSUMING HYPOTHETICAL             ASSUMING HYPOTHETICAL           ASSUMING HYPOTHETICAL
                    GROSS ANNUAL                      GROSS ANNUAL                    GROSS ANNUAL
END OF            RATE OF RETURN OF                 RATE OF RETURN OF               RATE OF RETURN OF
POLICY    --------------------------------    ----------------------------    ----------------------------
 YEAR        0%          6%          10%        0%         6%        10%        0%         6%        10%
------       --          --          ---        --         --        ---        --         --        ---
   1      $350,000    $350,000    $350,000    $    0    $     0    $     0    $  697    $   768    $   816
   2       350,000     350,000     350,000         0          0          0     1,364      1,551      1,680
   3       350,000     350,000     350,000         0          0          0     2,004      2,350      2,599
   4       350,000     350,000     350,000         0          0          0     2,604      3,154      3,564
   5       350,000     350,000     350,000         0        373        988     3,169      3,967      4,581
   6       350,000     350,000     350,000       428      1,518      2,386     3,695      4,785      5,653
   7       350,000     350,000     350,000     1,233      2,657      3,833     4,174      5,598      6,774
   8       350,000     350,000     350,000     2,307      4,108      5,649     4,594      6,395      7,936
   9       350,000     350,000     350,000     3,807      6,027      7,994     4,951      7,170      9,137
  10       350,000     350,000     350,000     5,235      7,911     10,370     5,235      7,911     10,370
  15       350,000     350,000     350,000     5,674     11,244     17,461     5,674     11,244     17,461
  20       350,000     350,000     350,000     3,933     13,131     25,911     3,933     13,131     25,911
  25                   350,000     350,000               10,352     33,810               10,352     33,810
  30                               350,000                          37,648                          37,648
  35                               350,000                          29,168                          29,168
  40
  45
  50
  55
  60
  65
  70
  75
  80
  85
  86



IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S INVESTMENT DIVISIONS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY METLIFE OR THE PORTFOLIOS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

     Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information, which is available online at our website www.metlife.com. You may also obtain a copy of the Statement of Additional Information, without charge, by calling our TeleService Center at 1-800-638-5000. You may also obtain, without charge, a personalized illustration of death benefits, cash surrender values and cash values by calling your registered representative.

     For Investment Division transfers and premium reallocations, for current information about your Policy values, to change or update Policy information such as your billing address, billing mode, beneficiary or ownership, for information about other Policy transactions, and to ask questions about your Policy, you may call us at 1-800-638-5000.

     This prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this prospectus.

     Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site at www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549-0102.

File No. 811-06025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A. as of December 31, 2010, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2010, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                   MSF BLACKROCK       MSF BLACKROCK         MSF METLIFE           MSF ARTIO
                                     DIVERSIFIED   AGGRESSIVE GROWTH         STOCK INDEX INTERNATIONAL STOCK
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value        $ 263,102,792       $ 200,141,320       $ 671,764,338        $ 45,766,808
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                 205                  --                  68
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                  263,102,792         200,141,525         671,764,338          45,766,876
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                       476                  --              12,373                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                     476                  --              12,373                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                         $ 263,102,316       $ 200,141,525       $ 671,751,965        $ 45,766,876
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                                         MSF
                               MSF T. ROWE PRICE     MSF OPPENHEIMER                        NEUBERGER BERMAN
                                SMALL CAP GROWTH       GLOBAL EQUITY       MSF MFS VALUE       MID CAP VALUE
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 87,990,296        $ 43,706,628        $ 54,046,050        $ 77,987,777
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                    14,570                  --               6,800                  32
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   88,004,866          43,706,628          54,052,850          77,987,809
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        --                  58                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      --                  58                  --                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 88,004,866        $ 43,706,570        $ 54,052,850        $ 77,987,809
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                                                                     MSF
  MSF T. ROWE PRICE MSF BARCLAYS CAPITAL  MSF MORGAN STANLEY         MSF RUSSELL        MSF JENNISON    NEUBERGER BERMAN
   LARGE CAP GROWTH AGGREGATE BOND INDEX          EAFE INDEX          2000 INDEX              GROWTH             GENESIS
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
       $ 45,774,309        $ 114,484,199        $ 65,360,236        $ 56,596,283        $ 15,400,256        $ 78,718,305
                 --                   --                  --                  --                  --                  --
                778                  556               7,593                  --               8,145                  --
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
         45,775,087          114,484,755          65,367,829          56,596,283          15,408,401          78,718,305
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
                 --                   --                  --                  56                  --                 209
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
                 --                   --                  --                  56                  --                 209
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
       $ 45,775,087        $ 114,484,755        $ 65,367,829        $ 56,596,227        $ 15,408,401        $ 78,718,096
=================== ==================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                     MSF METLIFE   MSF LOOMIS SAYLES       MSF BLACKROCK           MSF DAVIS
                             MID CAP STOCK INDEX    SMALL CAP GROWTH     LARGE CAP VALUE       VENTURE VALUE
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 65,795,207         $ 7,430,424        $ 12,899,195        $ 57,904,626
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                       855                  17                  --               5,992
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   65,796,062           7,430,441          12,899,195          57,910,618
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        --                  --                  58                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      --                  --                  58                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 65,796,062         $ 7,430,441        $ 12,899,137        $ 57,910,618
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                                                            MSF WESTERN
                          MSF BLACKROCK                                                                ASSET MANAGEMENT
  MSF LOOMIS SAYLES    LEGACY LARGE CAP       MSF BLACKROCK              MSF FI     MSF MET/ARTISAN      STRATEGIC BOND
     SMALL CAP CORE              GROWTH         BOND INCOME       VALUE LEADERS       MID CAP VALUE       OPPORTUNITIES
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 18,282,804         $ 7,322,522        $ 84,862,621         $ 6,488,970        $ 46,594,384        $ 23,786,569
                 --                  --                  --                  --                  --                  --
                 26                   1                 215                  --               6,757                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         18,282,830           7,322,523          84,862,836           6,488,970          46,601,141          23,786,569
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 46                  --                  --                  38                  --                  67
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 46                  --                  --                  38                  --                  67
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 18,282,784         $ 7,322,523        $ 84,862,836         $ 6,488,932        $ 46,601,141        $ 23,786,502
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                     MSF WESTERN                                                 MSF METLIFE
                                ASSET MANAGEMENT       MSF BLACKROCK             MSF MFS        CONSERVATIVE
                                 U.S. GOVERNMENT        MONEY MARKET        TOTAL RETURN          ALLOCATION
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 16,633,677        $ 29,829,068         $ 7,708,232         $ 4,036,490
  Accrued dividends                           --                  58                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                  40                   6
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   16,633,677          29,829,126           7,708,272           4,036,496
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        26              10,790                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      26              10,790                  --                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 16,633,651        $ 29,818,336         $ 7,708,272         $ 4,036,496
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

        MSF METLIFE                               MSF METLIFE
    CONSERVATIVE TO         MSF METLIFE           MODERATE TO           MSF METLIFE
MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION   JANUS ASPEN JANUS JANUS ASPEN BALANCED
INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- --------------------- --------------------- ------------------- --------------------
        $ 6,925,753        $ 37,214,364          $ 65,064,142          $ 13,599,650         $ 7,832,027          $ 2,526,893
                 --                  --                    --                    --                  --                   --
                 --                  --                    --                    --                  --                   --
------------------- ------------------- --------------------- --------------------- ------------------- --------------------
          6,925,753          37,214,364            65,064,142            13,599,650           7,832,027            2,526,893
------------------- ------------------- --------------------- --------------------- ------------------- --------------------
                 52                  33                    73                     1                  25                   34
------------------- ------------------- --------------------- --------------------- ------------------- --------------------
                 52                  33                    73                     1                  25                   34
------------------- ------------------- --------------------- --------------------- ------------------- --------------------
        $ 6,925,701        $ 37,214,331          $ 65,064,069          $ 13,599,649         $ 7,832,002          $ 2,526,859
=================== =================== ===================== ===================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                             INVESCO V.I.         INVESCO V.I.
                               JANUS ASPEN FORTY JANUS ASPEN OVERSEAS  GLOBAL REAL ESTATE INTERNATIONAL GROWTH
                             INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                             ------------------- -------------------- ------------------- --------------------
ASSETS:
  Investments at fair value          $ 1,212,504            $ 375,924         $ 1,597,811            $ 272,422
  Accrued dividends                           --                   --                  --                   --
  Due from Metropolitan Life
     Insurance Company                       264                   --                  --                   --
                             ------------------- -------------------- ------------------- --------------------
       Total Assets                    1,212,768              375,924           1,597,811              272,422
                             ------------------- -------------------- ------------------- --------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        --                   73                 700                   11
                             ------------------- -------------------- ------------------- --------------------
       Total Liabilities                      --                   73                 700                   11
                             ------------------- -------------------- ------------------- --------------------
NET ASSETS                           $ 1,212,768            $ 375,851         $ 1,597,111            $ 272,411
                             =================== ==================== =================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                          FTVIPT              FTVIPT   ALLIANCEBERNSTEIN
       INVESCO V.I.        INVESCO V.I.    FTVIPT TEMPLETON        MUTUAL GLOBAL    TEMPLETON GLOBAL              GLOBAL
         GOVERNMENT VAN KAMPEN COMSTOCK  FOREIGN SECURITIES DISCOVERY SECURITIES     BOND SECURITIES     THEMATIC GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
          $ 105,717            $ 32,084         $ 9,245,237            $ 967,460             $ 3,730           $ 119,520
                 --                  --                  --                   --                  --                  --
                 --                  --                  --                   --                  --                  --
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
            105,717              32,084           9,245,237              967,460               3,730             119,520
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
                  4                  --                 543                  128                   2                  32
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
                  4                  --                 543                  128                   2                  32
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
          $ 105,713            $ 32,084         $ 9,244,694            $ 967,332             $ 3,728           $ 119,488
=================== =================== =================== ==================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                               ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN        FIDELITY VIP  FIDELITY VIP ASSET
                               INTERMEDIATE BOND INTERNATIONAL VALUE          CONTRAFUND     MANAGER: GROWTH
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value             $ 43,368             $ 1,357         $ 2,677,586         $ 1,905,663
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                       43,368               1,357           2,677,586           1,905,663
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                       103                  --                 213                  55
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                     103                  --                 213                  55
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                              $ 43,265             $ 1,357         $ 2,677,373         $ 1,905,608
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

       FIDELITY VIP
         INVESTMENT        FIDELITY VIP        FIDELITY VIP                             FIDELITY VIP        FIDELITY VIP
         GRADE BOND       EQUITY-INCOME         HIGH INCOME FIDELITY VIP MID CAP        FREEDOM 2010        FREEDOM 2020
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
          $ 535,348           $ 202,704             $ 4,568            $ 462,038            $ 31,863           $ 738,709
                 --                  --                  --                   --                  --                  --
                 --                  --                  --                   --                  --                  --
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
            535,348             202,704               4,568              462,038              31,863             738,709
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
                  4                  14                   3                    7                   3                   7
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
                  4                  14                   3                    7                   3                   7
------------------- ------------------- ------------------- -------------------- ------------------- -------------------
          $ 535,344           $ 202,690             $ 4,565            $ 462,031            $ 31,860           $ 738,702
=================== =================== =================== ==================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                              AMERICAN FUNDS
                                    FIDELITY VIP      AMERICAN FUNDS      AMERICAN FUNDS        GLOBAL SMALL
                                    FREEDOM 2030              GROWTH       GROWTH-INCOME      CAPITALIZATION
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 108,198       $ 127,437,891        $ 73,861,244        $ 67,405,396
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                      108,198         127,437,891          73,861,244          67,405,396
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                         7                  36                  50                  43
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                       7                  36                  50                  43
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                             $ 108,191       $ 127,437,855        $ 73,861,194        $ 67,405,353
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS
     AMERICAN FUNDS      AMERICAN FUNDS U.S. GOVERNMENT/AAA  MIST T. ROWE PRICE   MIST MFS RESEARCH          MIST PIMCO
               BOND       INTERNATIONAL    RATED SECURITIES      MID CAP GROWTH       INTERNATIONAL        TOTAL RETURN
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 4,365,046           $ 809,630            $ 37,834        $ 21,234,919        $ 13,920,146        $ 46,602,305
                 --                  --                  --                  --                  --                  --
                 --                  --                  --                  --                 672                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          4,365,046             809,630              37,834          21,234,919          13,920,818          46,602,305
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 15                   5                   4                  11                  --                  43
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 15                   5                   4                  11                  --                  43
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 4,365,031           $ 809,625            $ 37,830        $ 21,234,908        $ 13,920,818        $ 46,602,262
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                        MIST RCM    MIST LORD ABBETT         MIST LAZARD        MIST INVESCO
                                      TECHNOLOGY      BOND DEBENTURE             MID CAP    SMALL CAP GROWTH
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 16,113,864        $ 27,673,394         $ 5,585,177         $ 4,469,864
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        22                 336                  --                  34
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   16,113,886          27,673,730           5,585,177           4,469,898
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        --                  --                  53                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      --                  --                  53                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 16,113,886        $ 27,673,730         $ 5,585,124         $ 4,469,898
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

               MIST           MIST LEGG
     HARRIS OAKMARK   MASON CLEARBRIDGE    MIST LORD ABBETT        MIST CLARION MIST MORGAN STANLEY    MIST LORD ABBETT
      INTERNATIONAL   AGGRESSIVE GROWTH   GROWTH AND INCOME  GLOBAL REAL ESTATE      MID CAP GROWTH       MID CAP VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 31,544,692         $ 7,832,599         $ 6,220,899        $ 21,155,496       $ 203,751,581           $ 111,198
                 --                  --                  --                  --                  --                  --
                  6                  --               3,162               5,068               3,350                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         31,544,698           7,832,599           6,224,061          21,160,564         203,754,931             111,198
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  23                  --                  --                  --                   8
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  23                  --                  --                  --                   8
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 31,544,698         $ 7,832,576         $ 6,224,061        $ 21,160,564       $ 203,754,931           $ 111,190
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                               MIST THIRD AVENUE     MIST OPPENHEIMER     MIST LEGG MASON           MIST SSGA
                                 SMALL CAP VALUE CAPITAL APPRECIATION        VALUE EQUITY          GROWTH ETF
                             INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- -------------------- ------------------- -------------------
ASSETS:
  Investments at fair value          $ 1,575,617          $ 1,779,584         $ 4,606,141         $ 2,679,337
  Accrued dividends                           --                   --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                   27                  --                  44
                             ------------------- -------------------- ------------------- -------------------
       Total Assets                    1,575,617            1,779,611           4,606,141           2,679,381
                             ------------------- -------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        28                   --                  39                  --
                             ------------------- -------------------- ------------------- -------------------
       Total Liabilities                      28                   --                  39                  --
                             ------------------- -------------------- ------------------- -------------------
NET ASSETS                           $ 1,575,589          $ 1,779,611         $ 4,606,102         $ 2,679,381
                             =================== ==================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                   MIST                                                                            MIST
   MIST SSGA GROWTH     PIMCO INFLATION      MIST BLACKROCK                             MIST DREMAN      AMERICAN FUNDS
     AND INCOME ETF      PROTECTED BOND      LARGE CAP CORE    MIST JANUS FORTY     SMALL CAP VALUE BALANCED ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 3,818,872         $ 8,812,603       $ 309,489,156        $ 14,254,609            $ 27,493           $ 427,408
                 --                  --                  --                  --                  --                  --
                 35                  --                 380                  46                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          3,818,907           8,812,603         309,489,536          14,254,655              27,493             427,408
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  65                  --                  --                   4                   2
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  65                  --                  --                   4                   2
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 3,818,907         $ 8,812,538       $ 309,489,536        $ 14,254,655            $ 27,489           $ 427,406
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                            MIST                MIST
                                  AMERICAN FUNDS      AMERICAN FUNDS   MIST MET/FRANKLIN   MIST MET/FRANKLIN
                               GROWTH ALLOCATION MODERATE ALLOCATION              INCOME       MUTUAL SHARES
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 706,302           $ 250,096           $ 151,294            $ 57,045
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                      706,302             250,096             151,294              57,045
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                         2                   2                   2                   3
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                       2                   2                   2                   3
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                             $ 706,300           $ 250,094           $ 151,292            $ 57,042
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

  MIST MET/FRANKLIN
 TEMPLETON FOUNDING  MIST MET/TEMPLETON                                AMERICAN        DELAWARE VIP         DREYFUS VIF
           STRATEGY              GROWTH   MIST PIONEER FUND    CENTURY VP VISTA     SMALL CAP VALUE INTERNATIONAL VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 260,281            $ 48,494           $ 245,287            $ 69,257           $ 385,135           $ 231,499
                 --                  --                  --                  --                  --                  --
                 --                  --                 573               4,898                   1                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            260,281              48,494             245,860              74,155             385,136             231,499
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                  1                   2                  --                  --                  --                  35
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                  1                   2                  --                  --                  --                  35
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 260,280            $ 48,492           $ 245,860            $ 74,155           $ 385,136           $ 231,464
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                       GOLDMAN SACHS
                                   GOLDMAN SACHS          STRUCTURED             MFS VIT             MFS VIT
                                   MID CAP VALUE    SMALL CAP EQUITY         HIGH INCOME       GLOBAL EQUITY
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 367,130            $ 51,282           $ 132,571           $ 226,835
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                      367,130              51,282             132,571             226,835
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        41                  30                 462                  41
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      41                  30                 462                  41
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                             $ 367,089            $ 51,252           $ 132,109           $ 226,794
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

            MFS VIT             MFS VIT      WELLS FARGO VT         PIONEER VCT         PIONEER VCT
      NEW DISCOVERY VALUE                 TOTAL RETURN BOND    EMERGING MARKETS       MID CAP VALUE     ROYCE MICRO-CAP
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 134,934            $ 79,100         $ 1,081,377           $ 983,753            $ 99,492           $ 348,710
                 --                  --                  --                  --                  --                  --
                 --                  --                  38                 413                  --                  --
------------------- ----- ------------- ------------------- ------------------- ------------------- -------------------
            134,934              79,100           1,081,415             984,166              99,492             348,710
------------------- ----- ------------- ------------------- ------------------- ------------------- -------------------
                 11                   5                  --                  --                  14                   1
------------------- ----- ------------- ------------------- ------------------- ------------------- -------------------
                 11                   5                  --                  --                  14                   1
------------------- ----- ------------- ------------------- ------------------- ------------------- -------------------
          $ 134,923            $ 79,095         $ 1,081,415           $ 984,166            $ 99,478           $ 348,709
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2010

                                                        UIF EMERGING        UIF EMERGING           PIMCO VIT
                                 ROYCE SMALL-CAP        MARKETS DEBT      MARKETS EQUITY        LOW DURATION
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 393,156             $ 7,345           $ 197,670           $ 762,323
  Accrued dividends                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                 208
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                      393,156               7,345             197,670             762,531
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        14                   2                   1                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      14                   2                   1                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                             $ 393,142             $ 7,343           $ 197,669           $ 762,531
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                          MSF BLACKROCK DIVERSIFIED
                                                                                INVESTMENT DIVISION
                                                          -------------------------------------------------------------
                                                                  2010                         2009             2008
                                                          --------------- ---------------------------- ----------------
INVESTMENT INCOME:
     Dividends                                             $ 4,856,230                 $ 12,214,068      $ 8,110,111
                                                          --------------- ---------------------------- ----------------
EXPENSES:
     Mortality and expense risk charges                      2,202,890                    2,044,120        2,489,583
                                                          --------------- ---------------------------- ----------------
        Total expenses                                       2,202,890                    2,044,120        2,489,583
                                                          --------------- ---------------------------- ----------------
           Net investment income (loss)                      2,653,340                   10,169,948        5,620,528
                                                          --------------- ---------------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                    --                           --        3,156,956
     Realized gains (losses) on sale of investments         (1,951,136)                  (4,609,576)      (1,882,360)
                                                          --------------- ---------------------------- ----------------
           Net realized gains (losses)                      (1,951,136)                  (4,609,576)       1,274,596
                                                          --------------- ---------------------------- ----------------
     Change in unrealized gains (losses) on investments     20,635,275                   31,028,944      (90,018,067)
                                                          --------------- ---------------------------- ----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      18,684,139                   26,419,368      (88,743,471)
                                                          --------------- ---------------------------- ----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 21,337,479                 $ 36,589,316    $ (83,122,943)
                                                          =============== ============================ ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

           MSF BLACKROCK AGGRESSIVE GROWTH                                 MSF METLIFE STOCK INDEX
                INVESTMENT DIVISION                                            INVESTMENT DIVISION
---------------------------------------------------------- ------------------------------------------------------------
        2010                   2009                2008            2010                       2009              2008
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
   $ 125,813              $ 309,682                $ --    $ 10,671,016               $ 13,698,992      $ 12,272,736
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
   1,617,041              1,367,142           1,837,501       4,862,670                  4,016,527         5,062,149
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
   1,617,041              1,367,142           1,837,501       4,862,670                  4,016,527         5,062,149
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
  (1,491,228)            (1,057,460)         (1,837,501)      5,808,346                  9,682,465         7,210,587
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
          --                     --                  --              --                 10,241,628        26,321,788
     451,106             (3,328,441)            740,184      (5,405,568)               (11,218,400)       (1,738,927)
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
     451,106             (3,328,441)            740,184      (5,405,568)                  (976,772)       24,582,861
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
  26,312,677             66,805,065        (115,833,611)     82,259,608                112,925,652      (312,125,621)
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
  26,763,783             63,476,624        (115,093,427)     76,854,040                111,948,880      (287,542,760)
--------------- ---------------------- ------------------- --------------- -------------------------- -----------------
$ 25,272,555           $ 62,419,164      $ (116,930,928)   $ 82,662,386              $ 121,631,345    $ (280,332,173)
=============== ====================== =================== =============== ========================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                      MSF ARTIO INTERNATIONAL STOCK
                                                                         INVESTMENT DIVISION
                                                          --------------------------------------------------------
                                                                 2010                   2009               2008
                                                          -------------- ---------------------- ------------------
INVESTMENT INCOME:
     Dividends                                              $ 672,423              $ 284,863        $ 1,797,231
                                                          -------------- ---------------------- ------------------
EXPENSES:
     Mortality and expense risk charges                       360,189                333,983            477,710
                                                          -------------- ---------------------- ------------------
        Total expenses                                        360,189                333,983            477,710
                                                          -------------- ---------------------- ------------------
           Net investment income (loss)                       312,234                (49,120)         1,319,521
                                                          -------------- ---------------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --          6,924,494
     Realized gains (losses) on sale of investments        (1,030,425)            (2,053,375)          (470,754)
                                                          -------------- ---------------------- ------------------
           Net realized gains (losses)                     (1,030,425)            (2,053,375)         6,453,740
                                                          -------------- ---------------------- --- --------------
     Change in unrealized gains (losses) on investments     3,370,719             10,298,349        (39,671,178)
                                                          -------------- ---------------------- ------------------
     Net realized and change in unrealized gains (losses)
        on investments                                      2,340,294              8,244,974        (33,217,438)
                                                          -------------- ---------------------- ------------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 2,652,528            $ 8,195,854      $ (31,897,917)
                                                          ============== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        MSF T. ROWE PRICE SMALL CAP GROWTH                         MSF OPPENHEIMER GLOBAL EQUITY
                INVESTMENT DIVISION                                   INVESTMENT DIVISION
--------------------------------------------------------- -----------------------------------------------------
        2010                   2009               2008           2010                2009               2008
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
        $ --              $ 200,547               $ --      $ 612,821           $ 852,361          $ 913,382
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
     769,902                477,748            578,209        297,201             258,416            333,397
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
     769,902                477,748            578,209        297,201             258,416            333,397
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
    (769,902)              (277,201)          (578,209)       315,620             593,945            579,985
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
          --              1,576,442         14,302,639             --                  --          1,578,466
     562,971             (1,108,337)          (118,445)       362,727            (362,452)           228,413
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
     562,971                468,105         14,184,194        362,727            (362,452)         1,806,879
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
  22,601,563             19,138,611        (44,529,670)     5,192,068          11,124,292        (23,254,667)
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
  23,164,534             19,606,716        (30,345,476)     5,554,795          10,761,840        (21,447,788)
--------------- ---------------------- ------------------ ----------- ---------------------- ------------------
$ 22,394,632           $ 19,329,515      $ (30,923,685)   $ 5,870,415        $ 11,355,785      $ (20,867,803)
=============== ====================== ================== =========== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                               MSF MFS VALUE
                                                                         INVESTMENT DIVISION
                                                          ------------------------------------------------------
                                                                 2010                   2009             2008
                                                          -------------- ---------------------- ----------------
INVESTMENT INCOME:
     Dividends                                              $ 713,180                   $ --        $ 994,357
                                                          -------------- ---------------------- ----------------
EXPENSES:
     Mortality and expense risk charges                       457,584                360,654          433,021
                                                          -------------- ---------------------- ----------------
        Total expenses                                        457,584                360,654          433,021
                                                          -------------- ---------------------- ----------------
           Net investment income (loss)                       255,596               (360,654)         561,336
                                                          -------------- ---------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --       11,141,028
     Realized gains (losses) on sale of investments          (425,864)              (877,734)      (6,522,665)
                                                          -------------- ---------------------- ----------------
           Net realized gains (losses)                       (425,864)              (877,734)       4,618,363
                                                          -------------- ---------------------- ----------------
     Change in unrealized gains (losses) on investments     5,358,513              9,493,542      (26,124,726)
                                                          -------------- ---------------------- ----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      4,932,649              8,615,808      (21,506,363)
                                                          -------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 5,188,245            $ 8,255,154    $ (20,945,027)
                                                          ============== ====================== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        MSF NEUBERGER BERMAN MID CAP VALUE                       MSF T. ROWE PRICE LARGE CAP GROWTH
                INVESTMENT DIVISION                                      INVESTMENT DIVISION
--------------------------------------------------------- --------------------------------------------------------
        2010                   2009               2008           2010                   2009               2008
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
   $ 569,862              $ 813,259          $ 575,882      $ 113,187              $ 224,945          $ 256,837
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
     570,197                440,022            576,904        373,672                295,919            353,556
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
     570,197                440,022            576,904        373,672                295,919            353,556
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
        (335)               373,237             (1,022)      (260,485)               (70,974)           (96,719)
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
          --                 16,184            827,106             --                     --          2,456,006
      12,235             (1,401,599)          (361,462)       253,453               (485,740)           109,779
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
      12,235             (1,385,415)           465,644        253,453               (485,740)         2,565,785
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
  15,949,723             21,838,137        (39,787,375)     6,370,252             13,392,122        (24,832,884)
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
  15,961,958             20,452,722        (39,321,731)     6,623,705             12,906,382        (22,267,099)
--------------- ---------------------- ------------------ -------------- ---------------------- ------------------
$ 15,961,623           $ 20,825,959      $ (39,322,753)   $ 6,363,220           $ 12,835,408      $ (22,363,818)
=============== ====================== ================== ============== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                          MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                                                      INVESTMENT DIVISION
                                                          ---------------------------------------------------
                                                                 2010                2009                2008
                                                          ----------- ---------------------- ----------------
INVESTMENT INCOME:
     Dividends                                            $ 4,039,520         $ 5,910,030         $ 4,492,337
                                                          ----------- ---------------------- ----------------
EXPENSES:
     Mortality and expense risk charges                       904,600             732,517             746,783
                                                          ----------- ---------------------- ----------------
        Total expenses                                        904,600             732,517             746,783
                                                          ----------- ---------------------- ----------------
           Net investment income (loss)                     3,134,920           5,177,513           3,745,554
                                                          ----------- ---------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                  --                  --
     Realized gains (losses) on sale of investments           613,564             195,723             578,961
                                                          ----------- ---------------------- ----------------
           Net realized gains (losses)                        613,564             195,723             578,961
                                                          ----------- ---------------------- ----------------
     Change in unrealized gains (losses) on investments     1,607,603          (1,139,158)            873,489
                                                          ----------- ---------------------- ----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      2,221,167            (943,435)          1,452,450
                                                          ----------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 5,356,087         $ 4,234,078         $ 5,198,004
                                                          =========== ====================== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            MSF MORGAN STANLEY EAFE INDEX                                MSF RUSSELL 2000 INDEX
               INVESTMENT DIVISION                                          INVESTMENT DIVISION
-------------------------------------------------------- ----------------------------------------------------------
       2010                   2009               2008            2010                      2009             2008
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
$ 1,568,147            $ 2,127,820        $ 1,719,052       $ 547,888                 $ 812,284        $ 619,536
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
    524,541                418,461            488,801         378,183                   318,144          395,877
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
    524,541                418,461            488,801         378,183                   318,144          395,877
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
  1,043,606              1,709,359          1,230,251         169,705                   494,140          223,659
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
         --                345,458          2,375,115              --                 1,106,089        2,430,488
   (236,046)              (800,654)           523,799         (66,857)               (1,035,970)        (448,303)
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
   (236,046)              (455,196)         2,898,914         (66,857)                   70,119        1,982,185
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
  3,674,685             11,844,795        (35,342,222)     11,828,973                 9,093,620      (21,357,274)
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
  3,438,639             11,389,599        (32,443,308)     11,762,116                 9,163,739      (19,375,089)
-------------- ---------------------- ------------------ --------------- ------------------------- ----------------
$ 4,482,245           $ 13,098,958      $ (31,213,057)   $ 11,931,821               $ 9,657,879    $ (19,151,430)
============== ====================== ================== =============== ========================= ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                         MSF JENNISON GROWTH
                                                                         INVESTMENT DIVISION
                                                          -------------- ---------------------- ---------------
                                                                 2010                   2009            2008
                                                          -------------- ---------------------- ---------------
INVESTMENT INCOME:
     Dividends                                               $ 82,750               $ 21,249       $ 321,658
                                                          -------------- ---------------------- ---------------
EXPENSES:
     Mortality and expense risk charges                       116,354                 96,459         112,222
                                                          -------------- ---------------------- ---------------
        Total expenses                                        116,354                 96,459         112,222
                                                          -------------- ---------------------- ---------------
           Net investment income (loss)                       (33,604)               (75,210)        209,436
                                                          -------------- ---------------------- ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --       1,109,205
     Realized gains (losses) on sale of investments            17,747               (140,559)         (8,418)
                                                          -------------- ---------------------- ---------------
           Net realized gains (losses)                         17,747               (140,559)      1,100,787
                                                          -------------- ---------------------- ---------------
     Change in unrealized gains (losses) on investments     1,535,759              4,015,386      (7,064,823)
                                                          -------------- ---------------------- ---------------
     Net realized and change in unrealized gains (losses)
        on investments                                      1,553,506              3,874,827      (5,964,036)
                                                          -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 1,519,902            $ 3,799,617    $ (5,754,600)
                                                          ============== ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

              MSF NEUBERGER BERMAN GENESIS                        MSF METLIFE MID CAP STOCK INDEX
                INVESTMENT DIVISION                                    INVESTMENT DIVISION
--------------------------------------------------------- ------------------------------------------------------
        2010                   2009               2008            2010                2009               2008
--------------- ---------------------- ------------------ ------------ ---------------------- ------------------
   $ 353,007              $ 663,127          $ 450,385       $ 562,548           $ 810,735          $ 771,366
--------------- ---------------------- ------------------ ------------ ---------------------- ------------------
     628,387                512,489            713,800         473,626             374,527            446,840
--------------- ---------------------- ------------------ ------------ ---------------------- ------------------
     628,387                512,489            713,800         473,626             374,527            446,840
--------------- ---------------------- ------------------ ------------ ---------------------- ------------------
    (275,380)               150,638           (263,415)         88,922             436,208            324,526
--------------- ---------------------- ------------------ ------------ ---------------------- ------------------
          --                     --          8,172,204          70,909           1,783,617          5,083,631
  (2,085,738)            (2,703,187)        (2,015,489)        177,461          (1,475,288)          (306,285)
--------------- ---------------------- ------------------ ------------ ---------------------- ------------------
  (2,085,738)            (2,703,187)         6,156,715         248,370             308,329          4,777,346
--------------- ---------------------- --- -------------- ------------ ---------------------- --- --------------
  15,927,942             10,045,644        (44,228,185)     12,893,844          13,600,526        (28,232,883)
--------------- ---------------------- --- -------------- ------------ ---------------------- --- --------------
  13,842,204              7,342,457        (38,071,470)     13,142,214          13,908,855        (23,455,537)
--------------- ---------------------- --- -------------- ------------ ---------------------- --- --------------
$ 13,566,824            $ 7,493,095      $ (38,334,885)   $ 13,231,136        $ 14,345,063      $ (23,131,011)
=============== ====================== ================== ============ ====================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                 MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                         INVESTMENT DIVISION
                                                          -------------------------------------------------------
                                                                 2010                   2009              2008
                                                          -------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                                   $ --                   $ --              $ --
                                                          -------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk charges                        51,755                 39,304            48,690
                                                          -------------- ---------------------- -----------------
        Total expenses                                         51,755                 39,304            48,690
                                                          -------------- ---------------------- -----------------
           Net investment income (loss)                       (51,755)               (39,304)          (48,690)
                                                          -------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --           589,617
     Realized gains (losses) on sale of investments           (47,680)              (219,528)         (127,526)
                                                          -------------- ---------------------- -----------------
           Net realized gains (losses)                        (47,680)              (219,528)          462,091
                                                          -------------- ---------------------- -----------------
     Change in unrealized gains (losses) on investments     1,843,398              1,519,136        (3,371,627)
                                                          -------------- ---------------------- -----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      1,795,718              1,299,608        (2,909,536)
                                                          -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 1,743,963            $ 1,260,304      $ (2,958,226)
                                                          ============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            MSF BLACKROCK LARGE CAP VALUE                           MSF DAVIS VENTURE VALUE
               INVESTMENT DIVISION                                      INVESTMENT DIVISION
------------------------------------------------------- -------------------------------------------------------
       2010                   2009              2008           2010                    2009             2008
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
  $ 122,314              $ 155,310          $ 93,435      $ 534,093               $ 679,120        $ 686,382
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
     95,279                 81,859            96,194        444,758                 366,383          433,758
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
     95,279                 81,859            96,194        444,758                 366,383          433,758
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
     27,035                 73,451            (2,759)        89,335                 312,737          252,624
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
         --                     --           181,207             --                      --          285,719
   (263,466)              (513,587)         (190,470)       191,969                (723,952)          (1,167)
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
   (263,466)              (513,587)           (9,263)       191,969                (723,952)         284,552
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
  1,265,453              1,615,283        (4,899,187)     5,562,556              12,907,686      (24,908,606)
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
  1,001,987              1,101,696        (4,908,450)     5,754,525              12,183,734      (24,624,054)
-------------- ---------------------- ----------------- ----------- -------------------------- ----------------
$ 1,029,022            $ 1,175,147      $ (4,911,209)   $ 5,843,860            $ 12,496,471    $ (24,371,430)
============== ====================== ================= =========== ========================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                   MSF LOOMIS SAYLES SMALL CAP CORE
                                                                         INVESTMENT DIVISION
                                                          -------------------------------------------------------
                                                                 2010                   2009              2008
                                                          -------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                               $ 14,765               $ 34,048              $ --
                                                          -------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk charges                       127,370                100,553           116,679
                                                          -------------- ---------------------- -----------------
        Total expenses                                        127,370                100,553           116,679
                                                          -------------- ---------------------- -----------------
           Net investment income (loss)                      (112,605)               (66,505)         (116,679)
                                                          -------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --         2,223,393
     Realized gains (losses) on sale of investments           (55,224)              (439,969)         (217,249)
                                                          -------------- ---------------------- -----------------
           Net realized gains (losses)                        (55,224)              (439,969)        2,006,144
                                                          -------------- ---------------------- -----------------
     Change in unrealized gains (losses) on investments     4,065,140              3,809,050        (7,889,493)
                                                          -------------- ---------------------- -----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      4,009,916              3,369,081        (5,883,349)
                                                          -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 3,897,311            $ 3,302,576      $ (6,000,028)
                                                          ============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

    MSF BLACKROCK LEGACY LARGE CAP GROWTH                            MSF BLACKROCK BOND INCOME
               INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------------- ----------------------------------------------------
       2010                   2009              2008           2010                2009              2008
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
   $ 14,175               $ 29,634          $ 18,838    $ 3,345,493         $ 5,731,533       $ 4,557,033
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
     52,945                 35,213            37,105        675,543             651,039           710,910
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
     52,945                 35,213            37,105        675,543             651,039           710,910
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
    (38,770)                (5,579)          (18,267)     2,669,950           5,080,494         3,846,123
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
         --                     --                --             --                  --                --
     75,641               (146,284)         (120,478)        24,746            (553,787)         (261,951)
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
     75,641               (146,284)         (120,478)        24,746            (553,787)         (261,951)
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
  1,107,022              1,684,656        (1,924,420)     3,372,816           2,142,811        (7,357,146)
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
  1,182,663              1,538,372        (2,044,898)     3,397,562           1,589,024        (7,619,097)
-------------- ---------------------- ----------------- ----------- ---------------------- -----------------
$ 1,143,893            $ 1,532,793      $ (2,063,165)   $ 6,067,512         $ 6,669,518      $ (3,772,974)
============== ====================== ================= =========== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                       MSF FI VALUE LEADERS
                                                                        INVESTMENT DIVISION
                                                          ----------------------------------------------------
                                                               2010                    2009            2008
                                                          ------------ ----------------------- ---------------
INVESTMENT INCOME:
     Dividends                                             $ 90,469               $ 128,519       $ 109,493
                                                          ------------ ----------------------- ---------------
EXPENSES:
     Mortality and expense risk charges                      48,155                  38,405          47,319
                                                          ------------ ----------------------- ---------------
        Total expenses                                       48,155                  38,405          47,319
                                                          ------------ ----------------------- ---------------
           Net investment income (loss)                      42,314                  90,114          62,174
                                                          ------------ ----------------------- ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --                      --         594,849
     Realized gains (losses) on sale of investments        (145,291)               (259,906)       (183,807)
                                                          ------------ ----------------------- ---------------
           Net realized gains (losses)                     (145,291)               (259,906)        411,042
                                                          ------------ ----------------------- ---------------
     Change in unrealized gains (losses) on investments     885,079               1,128,894      (3,184,937)
                                                          ------------ ----------------------- ---------------
     Net realized and change in unrealized gains (losses)
        on investments                                      739,788                 868,988      (2,773,895)
                                                          ------------ ----------------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 782,102               $ 959,102    $ (2,711,721)
                                                          ============ ======================= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            MSF MET/ARTISAN MID CAP VALUE                MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
               INVESTMENT DIVISION                                   INVESTMENT DIVISION
-------------------------------------------------------- ------------------------------------------------------------
       2010                   2009               2008           2010                2009                      2008
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
  $ 314,548              $ 390,395          $ 164,568    $ 1,333,421         $ 1,175,403                 $ 717,999
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
    362,293                295,816            374,696        182,131             148,016                   147,435
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
    362,293                295,816            374,696        182,131             148,016                   147,435
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
    (47,745)                94,579           (210,128)     1,151,290           1,027,387                   570,564
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
         --                     --          5,071,026             --             518,778                   105,934
   (887,093)            (2,074,439)          (724,686)        71,403            (136,510)                 (211,377)
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
   (887,093)            (2,074,439)         4,346,340         71,403             382,268                  (105,443)
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
  6,661,231             14,134,862        (29,274,257)     1,196,007           3,433,572                (3,452,504)
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
  5,774,138             12,060,423        (24,927,917)     1,267,410           3,815,840                (3,557,947)
-------------- ---------------------- ------------------ ----------- ---------------------- -------------------------
$ 5,726,393           $ 12,155,002      $ (25,138,045)   $ 2,418,700         $ 4,843,227              $ (2,987,383)
============== ====================== ================== =========== ====================== =========================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                          MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                    INVESTMENT DIVISION
                                                          -----------------------------------------------
                                                               2010                2009           2008
                                                          --------- ---------------------- --------------
INVESTMENT INCOME:
     Dividends                                            $ 448,826           $ 714,343      $ 678,587
                                                          --------- ---------------------- --------------
EXPENSES:
     Mortality and expense risk charges                     134,214             131,035        132,608
                                                          --------- ---------------------- --------------
        Total expenses                                      134,214             131,035        132,608
                                                          --------- ---------------------- --------------
           Net investment income (loss)                     314,612             583,308        545,979
                                                          --------- ---------------------- --------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                             47,316                  --             --
     Realized gains (losses) on sale of investments           1,727             (89,029)       (26,281)
                                                          --------- ---------------------- --------------
           Net realized gains (losses)                       49,043             (89,029)       (26,281)
                                                          --------- ---------------------- --------------
     Change in unrealized gains (losses) on investments     435,726              44,105       (712,221)
                                                          --------- ---------------------- --------------
     Net realized and change in unrealized gains (losses)
        on investments                                      484,769             (44,924)      (738,502)
                                                          --------- ---------------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 799,381           $ 538,384     $ (192,523)
                                                          ========= ====================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

              MSF BLACKROCK MONEY MARKET                        MSF MFS TOTAL RETURN
              INVESTMENT DIVISION                                INVESTMENT DIVISION
-------------------------------------------------- ----------------------------------------------------
      2010                   2009             2008      2010                    2009            2008
------------- ---------------------- ------------- ------------ ----------------------- ---------------
   $ 3,600              $ 269,650      $ 1,783,326 $ 217,114               $ 230,711       $ 192,751
------------- ---------------------- ------------- ------------ ----------------------- ---------------
   304,506                280,999          287,148    86,631                  51,498          44,824
------------- ---------------------- ------------- ------------ ----------------------- ---------------
   304,506                280,999          287,148    86,631                  51,498          44,824
------------- ---------------------- ------------- ------------ ----------------------- ---------------
  (300,906)               (11,349)       1,496,178   130,483                 179,213         147,927
------------- ---------------------- ------------- ------------ ----------------------- ---------------
        --                     --               --        --                      --         418,385
        --                     --               --   (99,947)               (173,243)       (118,819)
------------- ---------------------- ------------- ------------ ----------------------- ---------------
        --                     --               --   (99,947)               (173,243)        299,566
------------- ---------------------- --- --------- ------------ ----------------------- ---------------
        --                     --               --   568,242                 937,515      (1,824,737)
------------- ---------------------- --- --------- ------------ ----------------------- ---------------
        --                     --               --   468,295                 764,272      (1,525,171)
------------- ---------------------- --- --------- ------------ ----------------------- ---------------
$ (300,906)             $ (11,349)     $ 1,496,178 $ 598,778               $ 943,485    $ (1,377,244)
============= ====================== ============= ============ ======================= ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                           MSF METLIFE CONSERVATIVE ALLOCATION
                                                                    INVESTMENT DIVISION
                                                          ------------------------------------------------
                                                               2010                2009            2008
                                                          --------- ---------------------- ---------------
INVESTMENT INCOME:
     Dividends                                            $ 102,209            $ 56,682        $ 27,593
                                                          --------- ---------------------- ---------------
EXPENSES:
     Mortality and expense risk charges                      21,942              14,419          17,503
                                                          --------- ---------------------- ---------------
        Total expenses                                       21,942              14,419          17,503
                                                          --------- ---------------------- ---------------
           Net investment income (loss)                      80,267              42,263          10,090
                                                          --------- ---------------------- ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --              10,668          19,805
     Realized gains (losses) on sale of investments          46,459              (4,941)       (164,759)
                                                          --------- ---------------------- ---------------
           Net realized gains (losses)                       46,459               5,727        (144,954)
                                                          --------- ---------------------- ---------------
     Change in unrealized gains (losses) on investments     119,161             276,504        (182,260)
                                                          --------- ---------------------- ---------------
     Net realized and change in unrealized gains (losses)
        on investments                                      165,620             282,231        (327,214)
                                                          --------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 245,887           $ 324,494      $ (317,124)
                                                          ========= ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION           MSF METLIFE MODERATE ALLOCATION
          INVESTMENT DIVISION                                  INVESTMENT DIVISION
-------------------------------------------------- ----------------------------------------------------
     2010                2009              2008           2010                2009              2008
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
$ 193,442           $ 133,159          $ 46,035      $ 877,469           $ 699,782         $ 202,771
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
   46,556              35,274            30,609        264,549             193,170           165,213
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
   46,556              35,274            30,609        264,549             193,170           165,213
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
  146,886              97,885            15,426        612,920             506,612            37,558
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
       --              27,807            39,596             --             337,203           246,852
   32,319             (95,953)          (49,375)        17,779            (340,090)         (436,886)
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
   32,319             (68,146)           (9,779)        17,779              (2,887)         (190,034)
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
  421,073             828,280          (847,823)     3,378,733           5,007,760        (6,087,839)
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
  453,392             760,134          (857,602)     3,396,512           5,004,873        (6,277,873)
--------- ---------------------- ----------------- ----------- ---------------------- -----------------
$ 600,278           $ 858,019        $ (842,176)   $ 4,009,432         $ 5,511,485      $ (6,240,315)
========= ====================== ================= =========== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                         INVESTMENT DIVISION
                                                          -------------- ---------------------- ----------------
                                                                 2010                   2009             2008
                                                          -------------- ---------------------- ----------------
INVESTMENT INCOME:
     Dividends                                            $ 1,283,219            $ 1,144,971        $ 302,200
                                                          -------------- ---------------------- ----------------
EXPENSES:
     Mortality and expense risk charges                       486,295                365,479          318,359
                                                          -------------- ---------------------- ----------------
        Total expenses                                        486,295                365,479          318,359
                                                          -------------- ---------------------- ----------------
           Net investment income (loss)                       796,924                779,492          (16,159)
                                                          -------------- ---------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                560,846          559,864
     Realized gains (losses) on sale of investments          (102,509)              (694,062)        (384,363)
                                                          -------------- ---------------------- ----------------
           Net realized gains (losses)                       (102,509)              (133,216)         175,501
                                                          -------------- ---------------------- ----------------
     Change in unrealized gains (losses) on investments     7,116,457             10,602,923      (15,640,562)
                                                          -------------- ---------------------- ----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      7,013,948             10,469,707      (15,465,061)
                                                          -------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 7,810,872           $ 11,249,199    $ (15,481,220)
                                                          ============== ====================== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        MSF METLIFE AGGRESSIVE ALLOCATION                              JANUS ASPEN JANUS
               INVESTMENT DIVISION                                   INVESTMENT DIVISION
-------------- ---------------------- --- ------------- ------------ ---------------------- ---------------
       2010                   2009              2008         2010                   2009            2008
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
  $ 132,688              $ 195,883          $ 61,269     $ 73,809               $ 28,575        $ 45,216
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
     96,768                 72,698            71,617      226,951                 22,889          28,896
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
     96,768                 72,698            71,617      226,951                 22,889          28,896
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
     35,920                123,185           (10,348)    (153,142)                 5,686          16,320
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
         --                 14,230           224,171           --                     --              --
   (132,924)              (331,533)         (133,321)      52,158                (31,201)         49,473
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
   (132,924)              (317,303)           90,850       52,158                (31,201)         49,473
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
  1,845,829              2,668,257        (4,222,544)     848,330              1,662,317      (3,051,413)
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
  1,712,905              2,350,954        (4,131,694)     900,488              1,631,116      (3,001,940)
-------------- ---------------------- ----------------- ------------ ---------------------- ---------------
$ 1,748,825            $ 2,474,139      $ (4,142,042)   $ 747,346            $ 1,636,802    $ (2,985,620)
============== ====================== ================= ============ ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    JANUS ASPEN BALANCED
                                                                     INVESTMENT DIVISION
                                                          -------------------------------------------
                                                               2010                 2009      2008
                                                          --------- -------------------- ------------
INVESTMENT INCOME:
     Dividends                                             $ 54,166             $ 14,836   $ 3,357
                                                          --------- -------------------- ------------
EXPENSES:
     Mortality and expense risk charges                      23,474                1,929       361
                                                          --------- -------------------- ------------
        Total expenses                                       23,474                1,929       361
                                                          --------- -------------------- ------------
           Net investment income (loss)                      30,692               12,907     2,996
                                                          --------- -------------------- ------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --               18,519     2,380
     Realized gains (losses) on sale of investments          26,581                  655     1,314
                                                          --------- -------------------- ------------
           Net realized gains (losses)                       26,581               19,174     3,694
                                                          --------- -------------------- ------------
     Change in unrealized gains (losses) on investments      90,252               93,262   (21,788)
                                                          --------- -------------------- ------------
     Net realized and change in unrealized gains (losses)
        on investments                                      116,833              112,436   (18,094)
                                                          --------- -------------------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 147,525            $ 125,343 $ (15,098)
                                                          ========= ==================== ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                 JANUS ASPEN FORTY                              JANUS ASPEN OVERSEAS
               INVESTMENT DIVISION                               INVESTMENT DIVISION
--------------------------------------------------- ---------------------------------------------
       2010                   2009          2008           2010                 2009   2008 (a)
-------------- ---------------------- ------------- ----------- -------------------- ------------
    $ 2,433                   $ 81          $ 53        $ 1,609                $ 413      $ --
-------------- ---------------------- ------------- ----------- -------------------- ------------
     16,448                  2,129         2,353            817                  355        44
-------------- ---------------------- ------------- ----------- -------------------- ------------
     16,448                  2,129         2,353            817                  355        44
-------------- ---------------------- ------------- ----------- -------------------- ------------
    (14,015)                (2,048)       (2,300)           792                   58       (44)
-------------- ---------------------- ------------- ----------- -------------------- ------------
         --                     --            --             --                3,372        --
     14,051                (78,622)      (93,936)         4,218               23,192      (177)
-------------- ---------------------- ------------- ----------- -------------------- ------------
     14,051                (78,622)      (93,936)         4,218               26,564      (177)
-------------- ---------------------- ------------- ----------- -------------------- ------------
     47,707                310,554      (295,412)        62,994               37,885   (18,504)
-------------- ---------------------- ------------- ----------- -------------------- ------------
     61,758                231,932      (389,348)        67,212               64,449   (18,681)
-------------- ---------------------- ------------- ----------- -------------------- ------------
   $ 47,743              $ 229,884    $ (391,648)      $ 68,004             $ 64,507 $ (18,725)
============== ====================== ============= =========== ==================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  INVESCO V.I. GLOBAL REAL ESTATE
                                                                       INVESTMENT DIVISION
                                                          ------------ ----------------------------------------
                                                               2010                   2009              2008
                                                          ------------ ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                             $ 71,976                   $ --         $ 127,467
                                                          ------------ ---------------------- -----------------
EXPENSES:
     Mortality and expense risk charges                      39,431                  5,813            10,120
                                                          ------------ ---------------------- -----------------
        Total expenses                                       39,431                  5,813            10,120
                                                          ------------ ---------------------- -----------------
           Net investment income (loss)                      32,545                 (5,813)          117,347
                                                          ------------ ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --                     --           197,001
     Realized gains (losses) on sale of investments        (130,047)              (698,156)         (258,510)
                                                          ------------ ---------------------- -----------------
           Net realized gains (losses)                     (130,047)              (698,156)          (61,509)
                                                          ------------ ---------------------- -----------------
     Change in unrealized gains (losses) on investments     289,353              1,038,943        (1,334,686)
                                                          ------------ ---------------------- -----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      159,306                340,787        (1,396,195)
                                                          ------------ ---------------------- -----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 191,851              $ 334,974      $ (1,278,848)
                                                          ============ ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

INVESCO V.I. INTERNATIONAL GROWTH                        INVESCO V.I. GOVERNMENT
              INVESTMENT DIVISION                            INVESTMENT DIVISION
------------------------------------------ ---------------------------------------------------
       2010                       2009 (b)       2010                       2009       2008
----------- ------------------------------ ----------   -------------------------- ----------
    $ 4,364                          $ 242      $ 164                    $ 3,817    $ 2,019
----------- ------------------------------ ----------   -------------------------- ----------
        783                             29        265                        208        143
----------- ------------------------------ ----------   -------------------------- ----------
        783                             29        265                        208        143
----------- ------------------------------ ----------   -------------------------- ----------
      3,581                            213       (101)                     3,609      1,876
----------- ------------------------------ ----------   -------------------------- ----------
         --                             --         --                         --         --
      1,465                             34       (188)                      (289)    (1,270)
----------- ------------------------------ ----------   -------------------------- ----------
      1,465                             34       (188)                      (289)    (1,270)
----------- ------------------------------ ----------   -------------------------- ----------
     26,537                          2,258      4,107                     (2,868)      (983)
----------- ------------------------------ ----------   -------------------------- ----------
     28,002                          2,292      3,919                     (3,157)    (2,253)
----------- ------------------------------ ----------   -------------------------- ----------
   $ 31,583                        $ 2,505    $ 3,818                      $ 452     $ (377)
=========== ============================== ==========   ========================== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                 INVESCO V.I.
                                                          VAN KAMPEN COMSTOCK                 FTVIPT TEMPLETON FOREIGN SECURITIES
                                                          INVESTMENT DIVISION                 INVESTMENT DIVISION
                                                          ---------------------- ------------ ---------------------- ---------------
                                                                      2010 (c)        2010                   2009            2008
                                                          ---------------------- ------------ ---------------------- ---------------
INVESTMENT INCOME:
     Dividends                                                           $ --    $ 164,170              $ 239,754       $ 202,235
                                                          ---------------------- ------------ ---------------------- ---------------
EXPENSES:
     Mortality and expense risk charges                                    --      239,041                 28,000          35,755
                                                          ---------------------- ------------ ---------------------- ---------------
        Total expenses                                                     --      239,041                 28,000          35,755
                                                          ---------------------- ------------ ---------------------- ---------------
           Net investment income (loss)                                    --      (74,871)               211,754         166,480
                                                          ---------------------- ------------ ---------------------- ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                           --           --                268,234         731,763
     Realized gains (losses) on sale of investments                        53      (50,450)              (421,623)          3,883
                                                          ---------------------- ------------ ---------------------- ---------------
           Net realized gains (losses)                                     53      (50,450)              (153,389)        735,646
                                                          ---------------------- ------------ ---------------------- ---------------
     Change in unrealized gains (losses) on investments                    45      614,425              2,059,948      (4,855,241)
                                                          ---------------------- ------------ ---------------------- ---------------
     Net realized and change in unrealized gains (losses)
        on investments                                                     98      563,975              1,906,559      (4,119,595)
                                                          ---------------------- ------------ ---------------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                                  $ 98    $ 489,104            $ 2,118,313    $ (3,953,115)
                                                          ====================== ============ ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                       FTVIPT TEMPLETON
    FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES    GLOBAL BOND SECURITIES
            INVESTMENT DIVISION                     INVESTMENT DIVISION
------------------------------------------------ ---------------------------------
    2010                   2009          2008       2010                2009 (d)
----------- ---------------------- ------------- ---------- ----------------------
$ 10,103                $ 7,899      $ 47,911       $ 60                   $ --
----------- ---------------------- ------------- ---------- ----------------------
   2,866                  4,787         8,447         89                      4
----------- ---------------------- ------------- ---------- ----------------------
   2,866                  4,787         8,447         89                      4
----------- ---------------------- ------------- ---------- ----------------------
   7,237                  3,112        39,464        (29)                    (4)
----------- ---------------------- ------------- ---------- ----------------------
      --                 18,638        89,758         10                     --
  (4,189)              (456,806)      (11,513)     4,591                      5
----------- ---------------------- ------------- ---------- ----------------------
  (4,189)              (438,168)       78,245      4,601                      5
----------- ---------------------- ------------- ---------- ----------------------
  81,592                609,659      (759,844)      (171)                   239
----------- ---------------------- ------------- ---------- ----------------------
  77,403                171,491      (681,599)     4,430                    244
----------- ---------------------- ------------- ---------- ----------------------
$ 84,640              $ 174,603    $ (642,135)   $ 4,401                  $ 240
=========== ====================== ============= ========== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                               ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                     INVESTMENT DIVISION
                                                          --------------------------------------------------------
                                                                2010                2009                   2008
                                                          ---------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                               $ 1,486                $ --                   $ --
                                                          ---------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk charges                          310                 370                    223
                                                          ---------- ---------------------- ----------------------
        Total expenses                                           310                 370                    223
                                                          ---------- ---------------------- ----------------------
           Net investment income (loss)                        1,176                (370)                  (223)
                                                          ---------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                  --                  --                     --
     Realized gains (losses) on sale of investments            8,379              (2,773)                  (414)
                                                          ---------- ---------------------- ----------------------
           Net realized gains (losses)                         8,379              (2,773)                  (414)
                                                          ---------- ---------------------- ----------------------
     Change in unrealized gains (losses) on investments        1,480              45,397                (37,457)
                                                          ---------- ---------------------- ----------------------
     Net realized and change in unrealized gains (losses)
        on investments                                         9,859              42,624                (37,871)
                                                          ---------- ---------------------- ----------------------
     Net increase (decrease) in net assets resulting
        from operations                                     $ 11,035            $ 42,254              $ (38,094)
                                                          ========== ====================== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                         ALLIANCEBERNSTEIN
ALLIANCEBERNSTEIN INTERMEDIATE BOND    INTERNATIONAL VALUE              FIDELITY VIP CONTRAFUND
                INVESTMENT DIVISION    INVESTMENT DIVISION                  INVESTMENT DIVISION
---------------------------------------------------------- -------------------------------------------------------
       2010                2009 (e)               2010 (f)      2010                       2009            2008
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
    $ 2,177                   $ 763                   $ 31  $ 27,427                   $ 43,475        $ 24,698
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
        139                      71                      2    17,497                     12,639          11,393
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
        139                      71                      2    17,497                     12,639          11,393
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
      2,038                     692                     29     9,930                     30,836          13,305
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
         --                      --                     --     1,114                        957          76,672
      2,172                     716                      1  (218,742)                  (199,492)       (319,330)
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
      2,172                     716                      1  (217,628)                  (198,535)       (242,658)
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
     (1,393)                  2,187                     88   648,547                  1,136,586      (1,292,698)
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
        779                   2,903                     89   430,919                    938,051      (1,535,356)
-------------- ----------------------- ------------------- ------------ -------------------------- ---------------
    $ 2,817                 $ 3,595                  $ 118 $ 440,849                  $ 968,887    $ (1,522,051)
============== ======================= =================== ============ ========================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                            FIDELITY VIP ASSET MANAGER: GROWTH
                                                                    INVESTMENT DIVISION
                                                          ------------------------------------------------
                                                               2010                2009            2008
                                                          --------- ----------------------     -----------
INVESTMENT INCOME:
     Dividends                                             $ 19,264            $ 22,283        $ 22,937
                                                          --------- ---------------------- ---------------
EXPENSES:
     Mortality and expense risk charges                      11,265               6,417           5,926
                                                          --------- ---------------------- ---------------
        Total expenses                                       11,265               6,417           5,926
                                                          --------- ---------------------- ---------------
           Net investment income (loss)                       7,999              15,866          17,011
                                                          --------- ---------------------- ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                              5,857               3,095             910
     Realized gains (losses) on sale of investments          31,417             (19,280)          8,025
                                                          --------- ---------------------- ---------------
           Net realized gains (losses)                       37,274             (16,185)          8,935
                                                          --------- ---------------------- ---------------
     Change in unrealized gains (losses) on investments     201,872             427,179        (532,156)
                                                          --------- ---------------------- ---------------
     Net realized and change in unrealized gains (losses)
        on investments                                      239,146             410,994        (523,221)
                                                          --------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 247,145           $ 426,860      $ (506,210)
                                                          ========= ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

       FIDELITY VIP INVESTMENT GRADE BOND                            FIDELITY VIP EQUITY-INCOME
               INVESTMENT DIVISION                                          INVESTMENT DIVISION
-------------------------------------------------------- -------------------------------------------------------
       2010                   2009               2008        2010                          2009          2008
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
   $ 18,206               $ 10,680            $ 2,038     $ 3,327                       $ 4,739      $ 20,119
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
      4,314                    369                535         838                         1,051         3,772
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
      4,314                    369                535         838                         1,051         3,772
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
     13,892                 10,311              1,503       2,489                         3,688        16,347
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
      5,814                    654                 40          --                            --           931
     17,651                  3,233             13,627      (5,418)                     (392,905)     (282,918)
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
     23,465                  3,887             13,667      (5,418)                     (392,905)     (281,987)
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
    (13,312)                (1,678)            (8,842)     31,745                       405,695      (292,885)
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
     10,153                  2,209              4,825      26,327                        12,790      (574,872)
-------------- ---------------------- ------------------ ----------- ----------------------------- -------------
   $ 24,045               $ 12,520            $ 6,328    $ 28,816                      $ 16,478    $ (558,525)
============== ====================== ================== =========== ============================= =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                          FIDELITY VIP HIGH INCOME
                                                               INVESTMENT DIVISION
                                                          ------------------------------------
                                                               2010                 2009 (b)
                                                          ------------ -----------------------
INVESTMENT INCOME:
     Dividends                                                $ 340                 $ 2,882
                                                          ------------ -----------------------
EXPENSES:
     Mortality and expense risk charges                          30                      33
                                                          ------------ -----------------------
        Total expenses                                           30                      33
                                                          ------------ -----------------------
           Net investment income (loss)                         310                   2,849
                                                          ------------ -----------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --                      --
     Realized gains (losses) on sale of investments            (227)                     11
                                                          ------------ -----------------------
           Net realized gains (losses)                         (227)                     11
                                                          ------------ -----------------------
     Change in unrealized gains (losses) on investments         801                    (647)
                                                          ------------ -----------------------
     Net realized and change in unrealized gains (losses)
        on investments                                          574                    (636)
                                                          ------------ -----------------------
     Net increase (decrease) in net assets resulting
        from operations                                       $ 884                 $ 2,213
                                                          ============ =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

               FIDELITY VIP MID CAP                            FIDELITY VIP FREEDOM 2010
                INVESTMENT DIVISION                                  INVESTMENT DIVISION
-------------------------------------------------- ----------------------------------------------------
       2010                    2009      2008 (a)         2010                      2009     2008 (a)
-------------- ----------------------  ----------- ----------- --------------------------- ------------
      $ 502                   $ 119         $ 49         $ 654                     $ 529       $ 828
-------------- ----------------------  ----------- ----------- --------------------------- ------------
      5,209                     142           35           109                        72          26
-------------- ----------------------  ----------- ----------- --------------------------- ------------
      5,209                     142           35           109                        72          26
-------------- ----------------------  ----------- ----------- --------------------------- ------------
     (4,707)                    (23)          14           545                       457         802
-------------- ----------------------  ----------- ----------- --------------------------- ------------
      1,027                     129           --           470                       190         721
      2,077                     613          (70)           67                    (1,846)       (176)
-------------- ----------------------  ----------- ----------- --------------------------- ------------
      3,104                     742          (70)          537                    (1,656)        545
-------------- ----------------------  ----------- ----------- --------------------------- ------------
     83,723                  13,131      (10,714)        2,036                     3,793      (2,956)
-------------- ----------------------  ----------- ----------- --------------------------- ------------
     86,827                  13,873      (10,784)        2,573                     2,137      (2,411)
-------------- ----------------------  ----------- ----------- --------------------------- ------------
   $ 82,120                $ 13,850    $ (10,770)      $ 3,118                   $ 2,594    $ (1,609)
============== ======================  =========== =========== =========================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                      FIDELITY VIP FREEDOM 2020
                                                                            INVESTMENT DIVISION
                                                          ----------------------------------------------------
                                                                 2010                      2009     2008 (a)
                                                          ----------- ---------------------------- -----------
INVESTMENT INCOME:
     Dividends                                               $ 15,231                  $ 19,275     $ 1,266
                                                          ----------- ---------------------------- -----------
EXPENSES:
     Mortality and expense risk charges                         2,551                     2,094          49
                                                          ----------- ---------------------------- -----------
        Total expenses                                          2,551                     2,094          49
                                                          ----------- ---------------------------- -----------
           Net investment income (loss)                        12,680                    17,181       1,217
                                                          ----------- ---------------------------- -----------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                5,440                    10,109       1,384
     Realized gains (losses) on sale of investments             2,838                   (11,027)       (106)
                                                          ----------- ---------------------------- -----------
           Net realized gains (losses)                          8,278                      (918)      1,278
                                                          ----------- ---------------------------- -----------
     Change in unrealized gains (losses) on investments        70,032                   149,817     (11,135)
                                                          ----------- ---------------------------- -----------
     Net realized and change in unrealized gains (losses)
        on investments                                         78,310                   148,899      (9,857)
                                                          ----------- ---------------------------- -----------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 90,990                 $ 166,080    $ (8,640)
                                                          =========== ============================ ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            FIDELITY VIP FREEDOM 2030                             AMERICAN FUNDS GROWTH
                  INVESTMENT DIVISION                               INVESTMENT DIVISION
------------------------------------------------- ---------------------------------------------------------
       2010                      2009  2008 (a)           2010                     2009             2008
----------- ------------------------- ----------- --------------- ------------------------ ----------------
    $ 2,018                     $ 624    $ 669       $ 832,401                $ 607,594        $ 916,946
----------- ------------------------- ----------- --------------- ------------------------ ----------------
        364                       112       17         953,940                  768,579          908,181
----------- ------------------------- ----------- --------------- ------------------------ ----------------
        364                       112       17         953,940                  768,579          908,181
----------- ------------------------- ----------- --------------- ------------------------ ----------------
      1,654                       512      652        (121,539)                (160,985)           8,765
----------- ------------------------- ----------- --------------- ------------------------ ----------------
        680                       329    1,202              --                       --       12,124,971
        710                        38      (88)       (328,082)              (1,821,468)        (207,564)
----------- ------------------------- ----------- --------------- ------------------------ ----------------
      1,390                       367    1,114        (328,082)              (1,821,468)      11,917,407
----------- ------------------------- ----------- --------------- ------------------------ ----------------
     11,839                     6,395   (3,051)     19,817,938               31,985,158      (70,192,654)
----------- ------------------------- ----------- --------------- ------------------------ ----------------
     13,229                     6,762   (1,937)     19,489,856               30,163,690      (58,275,247)
----------- ------------------------- ----------- --------------- ------------------------ ----------------
   $ 14,883                   $ 7,274 $ (1,285)   $ 19,368,317             $ 30,002,705    $ (58,266,482)
=========== ========================= =========== =============== ======================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                       AMERICAN FUNDS GROWTH-INCOME
                                                                         INVESTMENT DIVISION
                                                          --------------------------------------------------------
                                                                 2010                   2009               2008
                                                          -------------- ---------------------- ------------------
INVESTMENT INCOME:
     Dividends                                            $ 1,018,183              $ 922,229        $ 1,175,716
                                                          -------------- ---------------------- ------------------
EXPENSES:
     Mortality and expense risk charges                       564,494                475,319            559,000
                                                          -------------- ---------------------- ------------------
        Total expenses                                        564,494                475,319            559,000
                                                          -------------- ---------------------- ------------------
           Net investment income (loss)                       453,689                446,910            616,716
                                                          -------------- ---------------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --          4,335,077
     Realized gains (losses) on sale of investments          (336,443)              (956,152)          (236,359)
                                                          -------------- ---------------------- ------------------
           Net realized gains (losses)                       (336,443)              (956,152)         4,098,718
                                                          -------------- ---------------------- ------------------
     Change in unrealized gains (losses) on investments     6,948,053             15,943,649        (34,739,655)
                                                          -------------- ---------------------- ------------------
     Net realized and change in unrealized gains (losses)
        on investments                                      6,611,610             14,987,497        (30,640,937)
                                                          -------------- ---------------------- ------------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 7,065,299           $ 15,434,407      $ (30,024,221)
                                                          ============== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION                 AMERICAN FUNDS BOND
                INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------------- -------------------------------------------------
        2010                   2009             2008         2010                   2009          2008
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
 $ 1,031,490              $ 125,985             $ --    $ 126,810              $ 116,930     $ 196,489
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
     493,443                372,082          466,291       32,377                 28,070        28,355
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
     493,443                372,082          466,291       32,377                 28,070        28,355
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
     538,047               (246,097)        (466,291)      94,433                 88,860       168,134
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
          --                     --        7,571,704           --                     --         8,541
    (386,466)            (2,366,209)        (694,299)      (8,911)               (91,981)      (86,900)
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
    (386,466)            (2,366,209)       6,877,405       (8,911)               (91,981)      (78,359)
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
  11,810,164             23,159,810      (44,244,505)     122,161                381,938      (446,834)
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
  11,423,698             20,793,601      (37,367,100)     113,250                289,957      (525,193)
--------------- ---------------------- ---------------- ------------ ---------------------- -------------
$ 11,961,745           $ 20,547,504    $ (37,833,391)   $ 207,683              $ 378,817    $ (357,059)
=============== ====================== ================ ============ ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    AMERICAN FUNDS INTERNATIONAL
                                                                         INVESTMENT DIVISION
                                                          -------------------------------------------------
                                                                 2010                   2009     2008 (a)
                                                          -------------- ------------------- --------------
INVESTMENT INCOME:
     Dividends                                               $ 13,328                $ 1,021     $ 1,123
                                                          -------------- ------------------- --------------
EXPENSES:
     Mortality and expense risk charges                         9,546                    222          48
                                                          -------------- ------------------- --------------
        Total expenses                                          9,546                    222          48
                                                          -------------- ------------------- --------------
           Net investment income (loss)                         3,782                    799       1,075
                                                          -------------- ------------------- --------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                    255          --
     Realized gains (losses) on sale of investments              (608)                 1,282         (88)
                                                          -------------- ------------------- --------------
           Net realized gains (losses)                           (608)                 1,537         (88)
                                                          -------------- ------------------- --------------
     Change in unrealized gains (losses) on investments        46,566                 19,842     (13,968)
                                                          -------------- ------------------- --------------
     Net realized and change in unrealized gains (losses)
        on investments                                         45,958                 21,379     (14,056)
                                                          -------------- ------------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 49,740               $ 22,178   $ (12,981)
                                                          ============== =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS U.S. GOVERNMENT/AAA RATED SECURITIES                MIST T. ROWE PRICE MID CAP GROWTH
           INVESTMENT DIVISION                                            INVESTMENT DIVISION
------------------------------------------------------ -----------------------------------------------------------
      2010                2009                     2008 (a)       2010                   2009              2008
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
     $ 683             $ 2,005                       $ 745        $ --                   $ --          $ 10,159
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
       596                 265                          36     150,122                115,483           131,625
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
       596                 265                          36     150,122                115,483           131,625
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
        87               1,740                         709    (150,122)              (115,483)         (121,466)
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
       193                 505                          --          --                     --         1,828,446
       450                 619                           1     131,367               (381,122)         (329,119)
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
       643               1,124                           1     131,367               (381,122)        1,499,327
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
     1,804              (1,799)                        862   4,580,355              5,596,487        (8,808,387)
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
     2,447                (675)                        863   4,711,722              5,215,365        (7,309,060)
---------- ---------------------- ------------------------ -------------- ---------------------- -----------------
   $ 2,534             $ 1,065                     $ 1,572 $ 4,561,600            $ 5,099,882      $ (7,430,526)
========== ====================== ======================== ============== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    MIST MFS RESEARCH INTERNATIONAL
                                                                         INVESTMENT DIVISION
                                                          -------------------------------------------------------
                                                                 2010                   2009              2008
                                                          -------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                              $ 240,942              $ 369,327         $ 256,943
                                                          -------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk charges                       106,709                 89,063           103,390
                                                          -------------- ---------------------- -----------------
        Total expenses                                        106,709                 89,063           103,390
                                                          -------------- ---------------------- -----------------
           Net investment income (loss)                       134,233                280,264           153,553
                                                          -------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --         1,302,185
     Realized gains (losses) on sale of investments          (545,005)            (1,024,253)         (411,130)
                                                          -------------- ---------------------- -----------------
           Net realized gains (losses)                       (545,005)            (1,024,253)          891,055
                                                          -------------- ---------------------- -----------------
     Change in unrealized gains (losses) on investments     1,743,808              3,897,065        (7,755,181)
                                                          -------------- ---------------------- -----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      1,198,803              2,872,812        (6,864,126)
                                                          -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 1,333,036            $ 3,153,076      $ (6,710,573)
                                                          ============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            MIST PIMCO TOTAL RETURN                               MIST RCM TECHNOLOGY
                INVESTMENT DIVISION                               INVESTMENT DIVISION
-------------------------------------------------- -----------------------------------------------------
       2010                    2009        2008           2010                   2009            2008
----------- ----------------------- -------------- -------------- ---------------------- ---------------
$ 1,634,551             $ 2,762,595 $ 1,327,240           $ --                   $ --     $ 1,349,744
----------- ----------------------- -------------- -------------- ---------------------- ---------------
    360,915                 310,295     283,126        111,175                 82,504          88,892
----------- ----------------------- -------------- -------------- ---------------------- ---------------
    360,915                 310,295     283,126        111,175                 82,504          88,892
----------- ----------------------- -------------- -------------- ---------------------- ---------------
  1,273,636               2,452,300   1,044,114       (111,175)               (82,504)      1,260,852
----------- ----------------------- -------------- -------------- ---------------------- ---------------
    236,060               1,566,277     807,479             --                     --       2,816,232
    238,435                  10,564     (11,712)       (54,192)              (600,648)       (702,139)
----------- ----------------------- -------------- -------------- ---------------------- ---------------
    474,495               1,576,841     795,767        (54,192)              (600,648)      2,114,093
----------- ----------------------- -------------- -------------- ---------------------- ---------------
  1,426,113               1,911,046  (1,944,451)     3,551,862              5,182,655      (9,308,569)
----------- ----------------------- -------------- -------------- ---------------------- ---------------
  1,900,608               3,487,887  (1,148,684)     3,497,670              4,582,007      (7,194,476)
----------- ----------------------- -------------- -------------- ---------------------- ---------------
$ 3,174,244             $ 5,940,187  $ (104,570)   $ 3,386,495            $ 4,499,503    $ (5,933,624)
=========== ======================= ============== ============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                 MIST LORD ABBETT BOND DEBENTURE
                                                                      INVESTMENT DIVISION
                                                          ----------------------------------------------------
                                                                 2010                2009              2008
                                                          ----------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                            $ 1,718,530         $ 1,572,315         $ 901,666
                                                          ----------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk charges                       316,284             180,909           160,256
                                                          ----------- ---------------------- -----------------
        Total expenses                                        316,284             180,909           160,256
                                                          ----------- ---------------------- -----------------
           Net investment income (loss)                     1,402,246           1,391,406           741,410
                                                          ----------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                  --           312,735
     Realized gains (losses) on sale of investments           240,525            (126,749)         (153,114)
                                                          ----------- ---------------------- -----------------
           Net realized gains (losses)                        240,525            (126,749)          159,621
                                                          ----------- ---------------------- -----------------
     Change in unrealized gains (losses) on investments     1,315,427           5,411,601        (5,045,528)
                                                          ----------- ---------------------- -----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      1,555,952           5,284,852        (4,885,907)
                                                          ----------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 2,958,198         $ 6,676,258      $ (4,144,497)
                                                          =========== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

               MIST LAZARD MID CAP                              MIST INVESCO SMALL CAP GROWTH
               INVESTMENT DIVISION                                 INVESTMENT DIVISION
----------------------------------------------------- -----------------------------------------------------
       2010                   2009            2008         2010                   2009              2008
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
   $ 51,856               $ 51,729        $ 55,298         $ --                   $ --              $ --
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
     40,421                 32,462          39,050       30,507                 22,254            24,205
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
     40,421                 32,462          39,050       30,507                 22,254            24,205
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
     11,435                 19,267          16,248      (30,507)               (22,254)          (24,205)
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
         --                     --         338,409           --                     --           254,249
    (93,933)              (283,748)       (302,807)     (15,371)               (84,509)          (56,467)
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
    (93,933)              (283,748)         35,602      (15,371)               (84,509)          197,782
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
  1,108,654              1,519,608      (2,239,073)     887,599                919,328        (1,510,157)
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
  1,014,721              1,235,860      (2,203,471)     872,228                834,819        (1,312,375)
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
$ 1,026,156            $ 1,255,127    $ (2,187,223)   $ 841,721              $ 812,565      $ (1,336,580)
============== ====================== =============== ============ ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  MIST HARRIS OAKMARK INTERNATIONAL
                                                                         INVESTMENT DIVISION
                                                          -------------- ---------------------- --- --------------
                                                                 2010                   2009               2008
                                                          -------------- ---------------------- ------------------
INVESTMENT INCOME:
     Dividends                                              $ 576,287            $ 1,589,352          $ 427,414
                                                          -------------- ---------------------- ------------------
EXPENSES:
     Mortality and expense risk charges                       232,976                170,663            185,029
                                                          -------------- ---------------------- ------------------
        Total expenses                                        232,976                170,663            185,029
                                                          -------------- ---------------------- ------------------
           Net investment income (loss)                       343,311              1,418,689            242,385
                                                          -------------- ---------------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --          3,659,339
     Realized gains (losses) on sale of investments          (312,283)            (1,294,657)          (984,052)
                                                          -------------- ---------------------- ------------------
           Net realized gains (losses)                       (312,283)            (1,294,657)         2,675,287
                                                          -------------- ---------------------- ------------------
     Change in unrealized gains (losses) on investments     4,235,035              8,897,628        (13,913,907)
                                                          -------------- ---------------------- ------------------
     Net realized and change in unrealized gains (losses)
        on investments                                      3,922,752              7,602,971        (11,238,620)
                                                          -------------- ---------------------- ------------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 4,266,063            $ 9,021,660      $ (10,996,235)
                                                          ============== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

     MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH         MIST LORD ABBETT GROWTH AND INCOME
               INVESTMENT DIVISION                                 INVESTMENT DIVISION
----------------------------------------------------- -----------------------------------------------------
       2010                   2009            2008         2010                   2009              2008
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
    $ 4,315                $ 6,856           $ 943     $ 65,246              $ 104,472          $ 96,064
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
     57,953                 47,276          57,519      134,790                 18,231            25,528
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
     57,953                 47,276          57,519      134,790                 18,231            25,528
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
    (53,638)               (40,420)        (56,576)     (69,544)                86,241            70,536
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
         --                     --          54,432           --                     --           543,774
    (57,251)              (166,346)        (72,581)     (79,021)              (261,167)          (71,592)
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
    (57,251)              (166,346)        (18,149)     (79,021)              (261,167)          472,182
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
  1,583,027              1,815,976      (3,076,964)     921,874                894,542        (2,888,440)
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
  1,525,776              1,649,630      (3,095,113)     842,853                633,375        (2,416,258)
-------------- ---------------------- --------------- ------------ ---------------------- -----------------
$ 1,472,138            $ 1,609,210    $ (3,151,689)   $ 773,309              $ 719,616      $ (2,345,722)
============== ====================== =============== ============ ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    MIST CLARION GLOBAL REAL ESTATE
                                                                         INVESTMENT DIVISION
                                                          -------------------------------------------------------
                                                                 2010                   2009              2008
                                                          -------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                            $ 1,558,222              $ 496,210         $ 332,725
                                                          -------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk charges                       166,255                119,529           140,313
                                                          -------------- ---------------------- -----------------
        Total expenses                                        166,255                119,529           140,313
                                                          -------------- ---------------------- -----------------
           Net investment income (loss)                     1,391,967                376,681           192,412
                                                          -------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --         1,614,459
     Realized gains (losses) on sale of investments          (571,095)            (1,092,248)         (667,437)
                                                          -------------- ---------------------- -----------------
           Net realized gains (losses)                       (571,095)            (1,092,248)          947,022
                                                          -------------- ---------------------- -----------------
     Change in unrealized gains (losses) on investments     1,969,823              5,493,585        (9,433,208)
                                                          -------------- ---------------------- -----------------
     Net realized and change in unrealized gains (losses)
        on investments                                      1,398,728              4,401,337        (8,486,186)
                                                          -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 2,790,695            $ 4,778,018      $ (8,293,774)
                                                          ============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        MIST MORGAN STANLEY MID CAP GROWTH                    MIST LORD ABBETT MID CAP VALUE
                INVESTMENT DIVISION                               INVESTMENT DIVISION
----------------------------------------------------- -------------------------------------------------
        2010                   2009           2008           2010                2009           2008
--------------- ---------------------- -------------- ----------- ---------------------- --------------
        $ 28                   $ --          $ 345          $ 568             $ 1,893          $ 197
--------------- ---------------------- -------------- ----------- ---------------------- --------------
     957,621                    870             78            369                 335            312
--------------- ---------------------- -------------- ----------- ---------------------- --------------
     957,621                    870             78            369                 335            312
--------------- ---------------------- -------------- ----------- ---------------------- --------------
    (957,593)                  (870)           267            199               1,558           (115)
--------------- ---------------------- -------------- ----------- ---------------------- --------------
          --                     --          2,390             --                  --          5,229
     336,382                  1,780            (81)         3,236             (38,897)       (14,654)
--------------- ---------------------- -------------- ----------- ---------------------- --------------
     336,382                  1,780          2,309          3,236             (38,897)        (9,425)
--------------- ---------------------- -------------- ----------- ---------------------- --------------
  31,775,159                 75,648        (17,251)        19,769              57,059        (38,556)
--------------- ---------------------- -------------- ----------- ---------------------- --------------
  32,111,541                 77,428        (14,942)        23,005              18,162        (47,981)
--------------- ---------------------- -------------- ----------- ---------------------- --------------
$ 31,153,948               $ 76,558      $ (14,675)      $ 23,204            $ 19,720      $ (48,096)
=============== ====================== ============== =========== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                                    INVESTMENT DIVISION
                                                          ------------------------------------------------
                                                               2010                2009            2008
                                                          --------- ---------------------- ---------------
INVESTMENT INCOME:
     Dividends                                             $ 12,822             $ 3,058         $ 2,384
                                                          --------- ---------------------- ---------------
EXPENSES:
     Mortality and expense risk charges                      11,741               2,219           1,496
                                                          --------- ---------------------- ---------------
        Total expenses                                       11,741               2,219           1,496
                                                          --------- ---------------------- ---------------
           Net investment income (loss)                       1,081                 839             888
                                                          --------- ---------------------- ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --               2,838          21,799
     Realized gains (losses) on sale of investments          42,370             (17,013)        (21,646)
                                                          --------- ---------------------- ---------------
           Net realized gains (losses)                       42,370             (14,175)            153
                                                          --------- ---------------------- ---------------
     Change in unrealized gains (losses) on investments     198,929             152,916        (119,764)
                                                          --------- ---------------------- ---------------
     Net realized and change in unrealized gains (losses)
        on investments                                      241,299             138,741        (119,611)
                                                          --------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 242,380           $ 139,580      $ (118,723)
                                                          ========= ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  MIST OPPENHEIMER CAPITAL APPRECIATION                        MIST LEGG MASON VALUE EQUITY
             INVESTMENT DIVISION                                 INVESTMENT DIVISION
--------------------------------------------------- -----------------------------------------------------
     2010                   2009            2008         2010                   2009              2008
------------ ---------------------- --------------- ------------ ---------------------- -----------------
 $ 10,876                   $ --        $ 40,326     $ 93,044               $ 60,620          $ 12,937
------------ ---------------------- --------------- ------------ ---------------------- -----------------
   13,539                 10,277           9,700       35,652                 28,252            33,929
------------ ---------------------- --------------- ------------ ---------------------- -----------------
   13,539                 10,277           9,700       35,652                 28,252            33,929
------------ ---------------------- --------------- ------------ ---------------------- -----------------
   (2,663)               (10,277)         30,626       57,392                 32,368           (20,992)
------------ ---------------------- --------------- ------------ ---------------------- -----------------
       --                     --         295,189           --                     --           176,346
  (39,996)              (109,001)       (106,123)    (148,382)              (273,743)         (135,383)
------------ ---------------------- --------------- ------------ ---------------------- -----------------
  (39,996)              (109,001)        189,066     (148,382)              (273,743)           40,963
------------ ---------------------- --------------- ------------ ---------------------- -----------------
  190,578                558,202        (860,586)     390,845              1,354,429        (3,108,496)
------------ ---------------------- --------------- ------------ ---------------------- -----------------
  150,582                449,201        (671,520)     242,463              1,080,686        (3,067,533)
------------ ---------------------- --------------- ------------ ---------------------- -----------------
$ 147,919              $ 438,924      $ (640,894)   $ 299,855            $ 1,113,054      $ (3,088,525)
============ ====================== =============== ============ ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    MIST SSGA GROWTH ETF
                                                                     INVESTMENT DIVISION
                                                          -----------------------------------------------
                                                               2010                 2009          2008
                                                          --------- ----------------------- -------------
INVESTMENT INCOME:
     Dividends                                             $ 34,185             $ 15,419       $ 9,041
                                                          --------- ----------------------- -------------
EXPENSES:
     Mortality and expense risk charges                      17,903                8,413         4,512
                                                          --------- ----------------------- -------------
        Total expenses                                       17,903                8,413         4,512
                                                          --------- ----------------------- -------------
           Net investment income (loss)                      16,282                7,006         4,529
                                                          --------- ----------------------- -------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --                   --        11,307
     Realized gains (losses) on sale of investments          12,378              (20,730)      (32,358)
                                                          --------- ----------------------- -------------
           Net realized gains (losses)                       12,378              (20,730)      (21,051)
                                                          --------- ----------------------- -------------
     Change in unrealized gains (losses) on investments     271,601              309,775      (210,490)
                                                          --------- ----------------------- -------------
     Net realized and change in unrealized gains (losses)
        on investments                                      283,979              289,045      (231,541)
                                                          --------- ----------------------- -------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 300,261            $ 296,051    $ (227,012)
                                                          ========= ======================= =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  MIST SSGA GROWTH AND INCOME ETF              MIST PIMCO INFLATION PROTECTED BOND
          INVESTMENT DIVISION                           INVESTMENT DIVISION
--------------------------------------------- ------------------------------------------------
     2010                2009         2008         2010                2009            2008
--------- ------------------- --------------- --------- ---------------------- ---------------
 $ 35,130            $ 13,156      $ 7,559    $ 210,729           $ 247,574       $ 129,679
--------- ------------------- --------------- --------- ---------------------- ---------------
   22,837               6,883        3,301       64,055              52,710          34,082
--------- ------------------- --------------- --------- ---------------------- ---------------
   22,837               6,883        3,301       64,055              52,710          34,082
--------- ------------------- --------------- --------- ---------------------- ---------------
   12,293               6,273        4,258      146,674             194,864          95,597
--------- ------------------- --------------- --------- ---------------------- ---------------
      115                  --        8,201      220,376                  --           6,847
   16,043               3,801      (45,016)      60,903             (46,474)       (100,879)
--------- ------------------- --------------- --------- ---------------------- ---------------
   16,158               3,801      (36,815)     281,279             (46,474)        (94,032)
--------- ------------------- --------------- --------- ---------------------- ---------------
  322,318             204,020      (94,558)     130,473             877,182        (678,454)
--------- ------------------- --------------- --------- ---------------------- ---------------
  338,476             207,821     (131,373)     411,752             830,708        (772,486)
--------- ------------------- --------------- --------- ---------------------- ---------------
$ 350,769           $ 214,094   $ (127,115)   $ 558,426         $ 1,025,572      $ (676,889)
========= =================== =============== ========= ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                       MIST BLACKROCK LARGE CAP CORE
                                                                          INVESTMENT DIVISION
                                                          ----------------------------------------------------------
                                                                  2010                   2009                2008
                                                          --------------- ---------------------- -------------------
INVESTMENT INCOME:
     Dividends                                             $ 3,848,840            $ 4,180,146         $ 2,475,191
                                                          --------------- ---------------------- -------------------
EXPENSES:
     Mortality and expense risk charges                      2,233,231              2,047,270           2,792,458
                                                          --------------- ---------------------- -------------------
        Total expenses                                       2,233,231              2,047,270           2,792,458
                                                          --------------- ---------------------- -------------------
           Net investment income (loss)                      1,615,609              2,132,876            (317,267)
                                                          --------------- ---------------------- -------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                    --                     --          16,168,718
     Realized gains (losses) on sale of investments         (7,248,214)           (10,716,690)         (6,439,384)
                                                          --------------- ---------------------- -------------------
           Net realized gains (losses)                      (7,248,214)           (10,716,690)          9,729,334
                                                          --------------- ---------------------- -------------------
     Change in unrealized gains (losses) on investments     38,497,976             54,384,062        (169,653,539)
                                                          --------------- ---------------------- -------------------
     Net realized and change in unrealized gains (losses)
        on investments                                      31,249,762             43,667,372        (159,924,205)
                                                          --------------- ---------------------- -------------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 32,865,371           $ 45,800,248      $ (160,241,472)
                                                          =============== ====================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                  MIST JANUS FORTY                                 MIST DREMAN SMALL CAP VALUE
               INVESTMENT DIVISION                                  INVESTMENT DIVISION
----------------------------------------------------- -----------------------------------------------------------
       2010                   2009            2008          2010                   2009                2008 (a)
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
  $ 219,796                   $ --       $ 306,277         $ 172                    $ 1                   $ --
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
     99,823                 75,162          57,079           220                    428                     --
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
     99,823                 75,162          57,079           220                    428                     --
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
    119,973                (75,162)        249,198           (48)                  (427)                    --
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
         --                     --         132,557            --                     --                     --
    (41,591)              (540,105)       (167,618)          403                 58,177                    (10)
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
    (41,591)              (540,105)        (35,061)          403                 58,177                    (10)
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
  1,120,682              3,887,171      (4,523,728)        3,392                  2,844                      6
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
  1,079,091              3,347,066      (4,558,789)        3,795                 61,021                     (4)
-------------- ---------------------- --------------- ------------- ---------------------- ----------------------
$ 1,199,064            $ 3,271,904    $ (4,309,591)      $ 3,747               $ 60,594                   $ (4)
============== ====================== =============== ============= ====================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                               MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                      INVESTMENT DIVISION
                                                          -----------------------------------------------
                                                                 2010                2009      2008 (a)
                                                          ----------- ---------------------- ------------
INVESTMENT INCOME:
     Dividends                                                $ 3,146                $ --        $ 368
                                                          ----------- ---------------------- ------------
EXPENSES:
     Mortality and expense risk charges                            --                  --           --
                                                          ----------- ---------------------- ------------
        Total expenses                                             --                  --           --
                                                          ----------- ---------------------- ------------
           Net investment income (loss)                         3,146                  --          368
                                                          ----------- ---------------------- ------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                  117                  --            1
     Realized gains (losses) on sale of investments             1,705                 (28)         (91)
                                                          ----------- ---------------------- ------------
           Net realized gains (losses)                          1,822                 (28)         (90)
                                                          ----------- ---------------------- ------------
     Change in unrealized gains (losses) on investments        26,193              14,667       (1,781)
                                                          ----------- ---------------------- ------------
     Net realized and change in unrealized gains (losses)
        on investments                                         28,015              14,639       (1,871)
                                                          ----------- ---------------------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 31,161            $ 14,639     $ (1,503)
                                                          =========== ====================== ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

     MIST AMERICAN FUNDS GROWTH ALLOCATION                         MIST AMERICAN FUNDS MODERATE ALLOCATION
            INVESTMENT DIVISION                                           INVESTMENT DIVISION
------------------------------------------------------------- -------------------------------------------------------
       2010                2009                    2008 (a)          2010                2009              2008 (a)
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
    $ 2,434                $ --                      $ 644        $ 2,501                $ --                $ 165
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
         --                  --                         --             --                  --                   --
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
         --                  --                         --             --                  --                   --
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
      2,434                  --                        644          2,501                  --                  165
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
         --                  --                         --             --                  --                   --
      5,990               1,298                         12            646                 370                  (29)
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
      5,990               1,298                         12            646                 370                  (29)
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
     79,550              20,909                        (48)        16,902              11,101                 (130)
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
     85,540              22,207                        (36)        17,548              11,471                 (159)
----------- ------------------- ----------------------------- ----------- ------------------- -----------------------
   $ 87,974            $ 22,207                      $ 608       $ 20,049            $ 11,471                  $ 6
=========== =================== ============================= =========== =================== =======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                      MIST MET/FRANKLIN INCOME
                                                                           INVESTMENT DIVISION
                                                          ------------------------------------------------
                                                                 2010                     2009  2008 (a)
                                                          ----------- ------------------------ -----------
INVESTMENT INCOME:
     Dividends                                                $ 3,216                     $ --    $ 469
                                                          ----------- ------------------------ -----------
EXPENSES:
     Mortality and expense risk charges                            --                       --       --
                                                          ----------- ------------------------ -----------
        Total expenses                                             --                       --       --
                                                          ----------- ------------------------ -----------
           Net investment income (loss)                         3,216                       --      469
                                                          ----------- ------------------------ -----------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                  433                       --       --
     Realized gains (losses) on sale of investments               390                       54      (63)
                                                          ----------- ------------------------ -----------
           Net realized gains (losses)                            823                       54      (63)
                                                          ----------- ------------------------ -----------
     Change in unrealized gains (losses) on investments        10,272                    9,507   (2,459)
                                                          ----------- ------------------------ -----------
     Net realized and change in unrealized gains (losses)
        on investments                                         11,095                    9,561   (2,522)
                                                          ----------- ------------------------ -----------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 14,311                  $ 9,561 $ (2,053)
                                                          =========== ======================== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      MIST MET/FRANKLIN MUTUAL SHARES            MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
           INVESTMENT DIVISION                            INVESTMENT DIVISION
------------------------------------------------ --------------------------------------------------------
      2010                2009        2008 (a)       2010                2009                  2008 (a)
---------- ---------------------- -------------- -------- ------------------- ---------------------------
      $ --                $ --          $ 234        $ --                $ --                    $ 207
---------- ---------------------- -------------- -------- ------------------- ---------------------------
        --                  --             --          --                  --                       --
---------- ---------------------- -------------- -------- ------------------- ---------------------------
        --                  --             --          --                  --                       --
---------- ---------------------- -------------- -------- ------------------- ---------------------------
        --                  --            234          --                  --                      207
---------- ---------------------- -------------- -------- ------------------- ---------------------------
       577                  --             --           1                  --                       --
       106                 (91)           (83)      1,545                 565                      (21)
---------- ---------------------- -------------- -------- ------------------- ---------------------------
       683                 (91)           (83)      1,546                 565                      (21)
---------- ---------------------- -------------- -------- ------------------- ---------------------------
     4,077               4,710         (2,584)     23,230              14,572                     (146)
---------- ---------------------- -------------- -------- ------------------- ---------------------------
     4,760               4,619         (2,667)     24,776              15,137                     (167)
---------- ---------------------- -------------- -------- ------------------- ---------------------------
   $ 4,760             $ 4,619       $ (2,433)   $ 24,776            $ 15,137                     $ 40
========== ====================== ============== ======== =================== ===========================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                      MIST MET/TEMPLETON GROWTH
                                                                     INVESTMENT DIVISION
                                                          --------------------------------------------------------
                                                                2010                2009                2008 (a)
                                                          ---------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                                 $ 305                 $ 2                   $ 18
                                                          ---------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk charges                           --                  --                     --
                                                          ---------- ---------------------- ----------------------
        Total expenses                                            --                  --                     --
                                                          ---------- ---------------------- ----------------------
           Net investment income (loss)                          305                   2                     18
                                                          ---------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                  --                  --                     --
     Realized gains (losses) on sale of investments              125                 (60)                   (39)
                                                          ---------- ---------------------- ----------------------
           Net realized gains (losses)                           125                 (60)                   (39)
                                                          ---------- ---------------------- ----------------------
     Change in unrealized gains (losses) on investments        3,904               3,117                   (322)
                                                          ---------- ---------------------- ----------------------
     Net realized and change in unrealized gains (losses)
        on investments                                         4,029               3,057                   (361)
                                                          ---------- ---------------------- ----------------------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 4,334             $ 3,059                 $ (343)
                                                          ========== ====================== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

       MIST PIONEER FUND                   AMERICAN CENTURY VP VISTA
     INVESTMENT DIVISION                         INVESTMENT DIVISION
------------------------------------------ -----------------------------------------
       2010      2009 (d)          2010                         2009         2008
----------- --------------- -------------- ---------------------------- ------------
    $ 1,987         $ --           $ --                         $ --         $ --
----------- --------------- -------------- ---------------------------- ------------
        982          580            519                          472          285
----------- --------------- -------------- ---------------------------- ------------
        982          580            519                          472          285
----------- --------------- -------------- ---------------------------- ------------
      1,005         (580)          (519)                        (472)        (285)
----------- --------------- -------------- ---------------------------- ------------
         --           --             --                           --        1,116
      6,067        1,986         12,351                      (47,927)        (912)
----------- --------------- -------------- ---------------------------- ------------
      6,067        1,986         12,351                      (47,927)         204
----------- --------------- -------------- ---------------------------- ------------
     25,716       48,304         (1,947)                      67,433      (65,328)
----------- --------------- -------------- ---------------------------- ------------
     31,783       50,290         10,404                       19,506      (65,124)
----------- --------------- -------------- ---------------------------- ------------
   $ 32,788     $ 49,710        $ 9,885                     $ 19,034    $ (65,409)
=========== =============== ============== ============================ ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                       DELAWARE VIP SMALL CAP VALUE
                                                                         INVESTMENT DIVISION
                                                          -----------------------------------------------------
                                                                 2010                   2009            2008
                                                          -------------- ---------------------- ---------------
INVESTMENT INCOME:
     Dividends                                                  $ 980                $ 4,242         $ 4,853
                                                          -------------- ---------------------- ---------------
EXPENSES:
     Mortality and expense risk charges                         1,541                  1,544           4,658
                                                          -------------- ---------------------- ---------------
        Total expenses                                          1,541                  1,544           4,658
                                                          -------------- ---------------------- ---------------
           Net investment income (loss)                          (561)                 2,698             195
                                                          -------------- ---------------------- ---------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --          70,050
     Realized gains (losses) on sale of investments            10,618               (324,068)       (158,860)
                                                          -------------- ---------------------- ---------------
           Net realized gains (losses)                         10,618               (324,068)        (88,810)
                                                          -------------- ---------------------- ---------------
     Change in unrealized gains (losses) on investments        49,508                372,833        (269,207)
                                                          -------------- ---------------------- ---------------
     Net realized and change in unrealized gains (losses)
        on investments                                         60,126                 48,765        (358,017)
                                                          -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 59,565               $ 51,463      $ (357,822)
                                                          ============== ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

          DREYFUS VIF INTERNATIONAL VALUE                        GOLDMAN SACHS MID CAP VALUE
               INVESTMENT DIVISION                                INVESTMENT DIVISION
-------------- ---------------------- --- ----------- ----------- ---------------------- --- -----------
       2010                   2009            2008        2010                   2009            2008
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
    $ 3,367               $ 10,533        $ 10,713     $ 2,264                $ 5,173        $ 13,616
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
        876                  1,264           2,366       1,356                  2,426           5,676
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
        876                  1,264           2,366       1,356                  2,426           5,676
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
      2,491                  9,269           8,347         908                  2,747           7,940
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
         --                     --          92,929          --                     --           2,438
    (14,086)              (185,176)        (67,586)    (13,608)              (540,331)       (114,620)
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
    (14,086)              (185,176)         25,343     (13,608)              (540,331)       (112,182)
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
     19,382                238,024        (268,322)     84,633                633,578        (486,662)
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
      5,296                 52,848        (242,979)     71,025                 93,247        (598,844)
-------------- ---------------------- --------------- ----------- ---------------------- ---------------
    $ 7,787               $ 62,117      $ (234,632)   $ 71,933               $ 95,994      $ (590,904)
============== ====================== =============== =========== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                               GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                         INVESTMENT DIVISION
                                                          ---------------------------------------------------------
                                                                 2010                   2009                2008
                                                          -------------- ---------------------- -------------------
INVESTMENT INCOME:
     Dividends                                                  $ 254                  $ 724               $ 447
                                                          -------------- ---------------------- -------------------
EXPENSES:
     Mortality and expense risk charges                           154                    173                 255
                                                          -------------- ---------------------- -------------------
        Total expenses                                            154                    173                 255
                                                          -------------- ---------------------- -------------------
           Net investment income (loss)                           100                    551                 192
                                                          -------------- ---------------------- -------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                     --                 113
     Realized gains (losses) on sale of investments            (7,335)               (17,708)            (35,096)
                                                          -------------- ---------------------- -------------------
           Net realized gains (losses)                         (7,335)               (17,708)            (34,983)
                                                          -------------- ---------------------- -------------------
     Change in unrealized gains (losses) on investments        18,632                 28,044                (655)
                                                          -------------- ---------------------- -------------------
     Net realized and change in unrealized gains (losses)
        on investments                                         11,297                 10,336             (35,638)
                                                          -------------- ---------------------- -------------------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 11,397               $ 10,887           $ (35,446)
                                                          ============== ====================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

           MFS VIT HIGH INCOME                            MFS VIT GLOBAL EQUITY
           INVESTMENT DIVISION                              INVESTMENT DIVISION
--------------------------------------------- -------------------------------------------------
      2010                2009        2008           2010                  2009         2008
---------- ------------------- -------------- ----------- ------------------------ ------------
   $ 8,657               $ 933     $ 1,656        $ 1,232               $ 1,242        $ 480
---------- ------------------- -------------- ----------- ------------------------ ------------
       457                 273          62            598                   238          255
---------- ------------------- -------------- ----------- ------------------------ ------------
       457                 273          62            598                   238          255
---- ----- ------------------- ---- --------- ---- ------ ------------------------ ------------
     8,200                 660       1,594            634                 1,004          225
---------- ------------------- -------------- ----------- ------------------------ ------------
        --                  --          --             --                    --        4,968
       680                 326      (3,105)           183               (11,994)        (670)
---------- ------------------- -------------- ----------- ------------------------ ------------
       680                 326      (3,105)           183               (11,994)       4,298
---------- ------------------- -------------- ----------- ------------------------ ------------
     7,331              21,466      (1,097)        19,523                27,307      (30,617)
---------- ------------------- -------------- ----------- ------------------------ ------------
     8,011              21,792      (4,202)        19,706                15,313      (26,319)
---------- ------------------- -------------- ----------- ------------------------ ------------
  $ 16,211            $ 22,452    $ (2,608)      $ 20,340              $ 16,317    $ (26,094)
========== =================== ============== =========== ======================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                         MFS VIT NEW DISCOVERY
                                                                           INVESTMENT DIVISION
                                                          ------------------------------------------------------
                                                                 2010                     2009           2008
                                                          -------------- ------------------------ --------------
INVESTMENT INCOME:
     Dividends                                                   $ --                     $ --           $ --
                                                          -------------- ------------------------ --------------
EXPENSES:
     Mortality and expense risk charges                           340                       27             11
                                                          -------------- ------------------------ --------------
        Total expenses                                            340                       27             11
                                                          -------------- ------------------------ --------------
           Net investment income (loss)                          (340)                     (27)           (11)
                                                          -------------- ------------------------ --------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                   --                       --            561
     Realized gains (losses) on sale of investments               544                    1,560            (22)
                                                          -------------- ------------------------ --------------
           Net realized gains (losses)                            544                    1,560            539
                                                          -------------- ------------------------ --------------
     Change in unrealized gains (losses) on investments        28,843                    3,314         (1,817)
                                                          -------------- ------------------------ --------------
     Net realized and change in unrealized gains (losses)
        on investments                                         29,387                    4,874         (1,278)
                                                          -------------- ------------------------ --------------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 29,047                  $ 4,847       $ (1,289)
                                                          ============== ======================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                    MFS VIT VALUE                   WELLS FARGO VT TOTAL RETURN BOND
              INVESTMENT DIVISION                            INVESTMENT DIVISION
------------------------------------------------ ---------------------------------------------
      2010                   2009        2008        2010                   2009       2008
------------- ---------------------- ----------- ----------- ------------------- -------------
     $ 969                  $ 803    $ 10,331    $ 29,774               $ 18,789    $ 7,542
------------- ---------------------- ----------- ----------- ------------------- -------------
       293                    257         302       6,709                  1,892        619
------------- ---------------------- ----------- ----------- ------------------- -------------
       293                    257         302       6,709                  1,892        619
------------- ---------------------- ----------- ----------- ------------------- -------------
       676                    546      10,029      23,065                 16,897      6,923
------------- ---------------------- ----------- ----------- ------------------- -------------
        --                     --      42,245      23,602                  2,046         --
      (552)                (1,224)    (23,850)     10,857                  3,173       (532)
------------- ---------------------- ----------- ----------- ------------------- -------------
      (552)                (1,224)     18,395      34,459                  5,219       (532)
------------- ---------------------- ----------- ----------- ------------------- -------------
     7,585                 14,082     (26,364)    (12,496)                23,526     (2,943)
------------- ---------------------- ----------- ----------- ------------------- -------------
     7,033                 12,858      (7,969)     21,963                 28,745     (3,475)
------------- ---------------------- ----------- ----------- ------------------- -------------
   $ 7,709               $ 13,404     $ 2,060    $ 45,028               $ 45,642    $ 3,448
============= ====================== =========== =========== =================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  PIONEER VCT EMERGING MARKETS
                                                                       INVESTMENT DIVISION
                                                          -----------------------------------------------
                                                               2010                   2009     2008 (a)
                                                          ------------ ------------------- --------------
INVESTMENT INCOME:
     Dividends                                              $ 3,039                $ 5,200        $ --
                                                          ------------ ------------------- --------------
EXPENSES:
     Mortality and expense risk charges                      13,622                  1,999         141
                                                          ------------ ------------------- --------------
        Total expenses                                       13,622                  1,999         141
                                                          ------------ ------------------- --------------
           Net investment income (loss)                     (10,583)                 3,201        (141)
                                                          ------------ ------------------- --------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                 --                     --          --
     Realized gains (losses) on sale of investments          75,682                  8,989        (554)
                                                          ------------ ------------------- --------------
           Net realized gains (losses)                       75,682                  8,989        (554)
                                                          ------------ ------------------- --------------
     Change in unrealized gains (losses) on investments      68,690                311,181     (40,541)
                                                          ------------ ------------------- --------------
     Net realized and change in unrealized gains (losses)
        on investments                                      144,372                320,170     (41,095)
                                                          ------------ ------------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                   $ 133,789              $ 323,371   $ (41,236)
                                                          ============ =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT MID CAP VALUE                 ROYCE MICRO-CAP                 ROYCE SMALL-CAP
      INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
------------------------------------- ---------------------------------------------------------------
       2010                2009 (b)               2010 (f)          2010                   2009 (g)
----------- ------------------------- ---------------------- -------------- -------------------------
      $ 801                   $ --                $ 5,659          $ 425                      $ --
----------- ------------------------- ---------------------- -------------- -------------------------
        297                     34                    619          1,285                        57
----------- ------------------------- ---------------------- -------------- -------------------------
        297                     34                    619          1,285                        57
----------- ------------------------- ---------------------- -------------- -------------------------
        504                    (34)                 5,040           (860)                      (57)
----------- ------------------------- ---------------------- -------------- -------------------------
         --                     --                     --             --                        --
        313                     32                    197          2,111                        16
----------- ------------------------- ---------------------- -------------- -------------------------
        313                     32                    197          2,111                        16
----------- ------------------------- ---------------------- -------------- -------------------------
     14,039                  2,439                 61,964         63,066                     2,984
----------- ------------------------- ---------------------- -------------- -------------------------
     14,352                  2,471                 62,161         65,177                     3,000
----------- ------------------------- ---------------------- -------------- -------------------------
   $ 14,856                $ 2,437               $ 67,201       $ 64,317                   $ 2,943
=========== ========================= ====================== ============== =========================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                          UIF EMERGING MARKETS DEBT
                                                                INVESTMENT DIVISION
                                                          --------------------------------
                                                              2010                 2009 (g)
                                                          -------- -----------------------
INVESTMENT INCOME:
     Dividends                                               $ 318                    $ 74
                                                          -------- -----------------------
EXPENSES:
     Mortality and expense risk charges                         31                       6
                                                          -------- -----------------------
        Total expenses                                          31                       6
                                                          -------- -----------------------
           Net investment income (loss)                        287                      68
                                                          -------- -----------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                                --                      --
     Realized gains (losses) on sale of investments             87                      32
                                                          -------- -----------------------
           Net realized gains (losses)                          87                      32
                                                          -------- -----------------------
     Change in unrealized gains (losses) on investments        318                      95
                                                          -------- -----------------------
     Net realized and change in unrealized gains (losses)
        on investments                                         405                     127
                                                          -------- -----------------------
     Net increase (decrease) in net assets resulting
        from operations                                      $ 692                   $ 195
                                                          ======== =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

UIF EMERGING MARKETS EQUITY               PIMCO VIT LOW DURATION
        INVESTMENT DIVISION                  INVESTMENT DIVISION
--------------------------------------- ----------------------------------
       2010                  2009 (g)          2010             2009 (d)
----------- --------------------------- ----------- ----------------------
      $ 758                     $ --       $ 12,187            $ 11,216
----------- --------------------------- ----------- ----------------------
        520                       17          2,779               1,731
----------- --------------------------- ----------- ----------------------
        520                       17          2,779               1,731
----------- --------------------------- ----------- ----------------------
        238                      (17)         9,408               9,485
----------- --------------------------- ----------- ----------------------
         --                       --          2,469              32,906
        899                      480            260                 180
----------- --------------------------- ----------- ----------------------
        899                      480          2,729              33,086
----------- --------------------------- ----------- ----------------------
     38,992                    1,146         23,685               1,601
----------- --------------------------- ----------- ----------------------
     39,891                    1,626         26,414              34,687
----------- --------------------------- ----------- ----------------------
   $ 40,129                  $ 1,609       $ 35,822            $ 44,172
=========== =========================== =========== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                      MSF BLACKROCK DIVERSIFIED
                                                                            INVESTMENT DIVISION
                                                     --------------------------------------------------------------
                                                              2010                         2009             2008
                                                     ---------------- ---------------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 2,653,340                 $ 10,169,948      $ 5,620,528
  Net realized gains (losses)                           (1,951,136)                  (4,609,576)       1,274,596
  Change in unrealized gains (losses) on investments    20,635,275                   31,028,944      (90,018,067)
                                                     ---------------- ---------------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                  21,337,479                   36,589,316      (83,122,943)
                                                     ---------------- ---------------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          29,469,771                   32,386,040       36,312,304
  Net transfers (including fixed account)               (2,059,076)                  (4,711,176)      (7,645,743)
  Policy charges                                       (23,701,241)                 (25,234,205)     (25,234,783)
  Transfers for policy benefits and terminations       (19,336,433)                 (17,354,140)     (18,838,290)
                                                     ---------------- ---------------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (15,626,979)                 (14,913,481)     (15,406,512)
                                                     ---------------- ---------------------------- ----------------
     Net increase (decrease) in net assets               5,710,500                   21,675,835      (98,529,455)
NET ASSETS:
  Beginning of year                                    257,391,816                  235,715,981      334,245,436
                                                     ---------------- ---------------------------- ----------------
  End of year                                        $ 263,102,316                $ 257,391,816    $ 235,715,981
                                                     ================ ============================ ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            MSF BLACKROCK AGGRESSIVE GROWTH                                  MSF METLIFE STOCK INDEX
                 INVESTMENT DIVISION                                             INVESTMENT DIVISION
----------------------------------------------------------- ------------------------------------------------------------
         2010                   2009                2008             2010                       2009             2008
---------------- ---------------------- ------------------- ---------------- -------------------------- ----------------
 $ (1,491,228)          $ (1,057,460)       $ (1,837,501)     $ 5,808,346                $ 9,682,465      $ 7,210,587
      451,106             (3,328,441)            740,184       (5,405,568)                  (976,772)      24,582,861
   26,312,677             66,805,065        (115,833,611)      82,259,608                112,925,652     (312,125,621)
---------------- ---------------------- ------------------- ---------------- -------------------------- ----------------
   25,272,555             62,419,164        (116,930,928)      82,662,386                121,631,345     (280,332,173)
---------------- ---------------------- ------------------- ---------------- -------------------------- ----------------
   18,632,365             20,361,017          22,493,319       86,739,358                 95,757,402      104,846,071
   (3,158,688)            (3,469,034)         (1,853,857)     (12,182,904)               (18,281,346)     (10,320,663)
  (13,928,346)           (14,222,944)        (14,747,697)     (41,866,793)               (43,260,398)     (45,394,792)
  (14,208,996)           (11,832,605)        (14,745,615)     (41,307,628)               (30,750,386)     (44,256,002)
---------------- ---------------------- ------------------- ---------------- -------------------------- ----------------
  (12,663,665)            (9,163,566)         (8,853,850)      (8,617,967)                 3,465,272        4,874,614
---------------- ---------------------- ------------------- ---------------- -------------------------- ----------------
   12,608,890             53,255,598        (125,784,778)      74,044,419                125,096,617     (275,457,559)
  187,532,635            134,277,037         260,061,815      597,707,546                472,610,929      748,068,488
---------------- ---------------------- ------------------- ---------------- -------------------------- ----------------
$ 200,141,525          $ 187,532,635       $ 134,277,037    $ 671,751,965              $ 597,707,546    $ 472,610,929
================ ====================== =================== ================ ========================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                     MSF ARTIO INTERNATIONAL STOCK
                                                                               INVESTMENT DIVISION
                                                     ----------------------------------------------------------------
                                                             2010                             2009            2008
                                                     --------------- -------------------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 312,234                        $ (49,120)    $ 1,319,521
  Net realized gains (losses)                          (1,030,425)                      (2,053,375)      6,453,740
  Change in unrealized gains (losses) on investments    3,370,719                       10,298,349     (39,671,178)
                                                     --------------- -------------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                  2,652,528                        8,195,854     (31,897,917)
                                                     --------------- -------------------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          5,258,777                        5,947,335       6,916,925
  Net transfers (including fixed account)                (592,663)                      (1,694,751)     (1,195,679)
  Policy charges                                       (3,227,781)                      (3,532,211)     (3,925,209)
  Transfers for policy benefits and terminations       (3,487,847)                      (2,746,693)     (3,608,501)
                                                     --------------- -------------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (2,049,514)                      (2,026,320)     (1,812,464)
                                                     --------------- -------------------------------- ---------------
     Net increase (decrease) in net assets                603,014                        6,169,534     (33,710,381)
NET ASSETS:
  Beginning of year                                    45,163,862                       38,994,328      72,704,709
                                                     --------------- -------------------------------- ---------------
  End of year                                        $ 45,766,876                     $ 45,163,862    $ 38,994,328
                                                     =============== ================================ ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        MSF T. ROWE PRICE SMALL CAP GROWTH                             MSF OPPENHEIMER GLOBAL EQUITY
                INVESTMENT DIVISION                                       INVESTMENT DIVISION
--------------------------------------------------------- ---------------------------------------------------------
        2010                   2009               2008            2010                   2009               2008
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
  $ (769,902)            $ (277,201)        $ (578,209)      $ 315,620              $ 593,945          $ 579,985
     562,971                468,105         14,184,194         362,727               (362,452)         1,806,879
  22,601,563             19,138,611        (44,529,670)      5,192,068             11,124,292        (23,254,667)
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
  22,394,632             19,329,515        (30,923,685)      5,870,415             11,355,785        (20,867,803)
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
   6,679,778              7,344,778          8,304,333       3,921,178              4,170,777          4,811,674
    (365,817)            (1,819,482)        (1,832,472)        130,181             (1,832,917)        (1,307,371)
  (4,469,032)            (4,555,731)        (4,567,009)     (2,449,571)            (2,484,658)        (2,551,030)
  (5,044,716)            (3,780,276)        (4,436,137)     (2,648,050)            (1,971,254)        (2,513,495)
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
  (3,199,787)            (2,810,711)        (2,531,285)     (1,046,262)            (2,118,051)        (1,560,222)
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
  19,194,845             16,518,804        (33,454,970)      4,824,153              9,237,733        (22,428,025)
  68,810,021             52,291,217         85,746,187      38,882,417             29,644,684         52,072,709
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
$ 88,004,866           $ 68,810,021       $ 52,291,217    $ 43,706,570           $ 38,882,417       $ 29,644,684
=============== ====================== ================== =============== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                           MSF MFS VALUE
                                                                     INVESTMENT DIVISION
                                                     ------------------------------------------------------
                                                             2010                   2009            2008
                                                     --------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 255,596             $ (360,654)      $ 561,336
  Net realized gains (losses)                            (425,864)              (877,734)      4,618,363
  Change in unrealized gains (losses) on investments    5,358,513              9,493,542     (26,124,726)
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                  5,188,245              8,255,154     (20,945,027)
                                                     --------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          6,966,530              7,793,992       9,258,644
  Net transfers (including fixed account)                  37,691             (1,188,905)     (2,421,442)
  Policy charges                                       (3,542,869)            (3,789,583)     (4,038,000)
  Transfers for policy benefits and terminations       (3,962,238)            (2,718,079)     (2,767,928)
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (500,886)                97,424          31,274
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets              4,687,359              8,352,579     (20,913,753)
NET ASSETS:
  Beginning of year                                    49,365,491             41,012,912      61,926,665
                                                     --------------- ---------------------- ---------------
  End of year                                        $ 54,052,850           $ 49,365,491    $ 41,012,912
                                                     =============== ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        MSF NEUBERGER BERMAN MID CAP VALUE                        MSF T. ROWE PRICE LARGE CAP GROWTH
                INVESTMENT DIVISION                                       INVESTMENT DIVISION
--------------------------------------------------------- ---------------------------------------------------------
        2010                   2009               2008            2010                   2009               2008
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
      $ (335)             $ 373,237           $ (1,022)     $ (260,485)             $ (70,974)         $ (96,719)
      12,235             (1,385,415)           465,644         253,453               (485,740)         2,565,785
  15,949,723             21,838,137        (39,787,375)      6,370,252             13,392,122        (24,832,884)
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
  15,961,623             20,825,959        (39,322,753)      6,363,220             12,835,408        (22,363,818)
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
   8,746,908              9,917,985         12,028,118       4,102,715              5,247,409          6,714,567
    (311,273)            (2,538,823)        (1,512,789)     (1,629,305)              (479,252)          (722,396)
  (4,935,922)            (4,785,680)        (5,289,330)     (2,739,632)            (3,146,728)        (3,279,014)
  (5,431,326)            (3,527,386)        (3,842,875)     (2,842,508)            (2,638,815)        (2,458,005)
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
  (1,931,613)              (933,904)         1,383,124      (3,108,730)            (1,017,386)           255,152
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
  14,030,010             19,892,055        (37,939,629)      3,254,490             11,818,022        (22,108,666)
  63,957,799             44,065,744         82,005,373      42,520,597             30,702,575         52,811,241
--------------- ---------------------- ------------------ --------------- ---------------------- ------------------
$ 77,987,809           $ 63,957,799       $ 44,065,744    $ 45,775,087           $ 42,520,597       $ 30,702,575
=============== ====================== ================== =============== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                                                      INVESTMENT DIVISION
                                                     ---------------- ---------------------- ---------------
                                                              2010                   2009            2008
                                                     ---------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 3,134,920            $ 5,177,513     $ 3,745,554
  Net realized gains (losses)                              613,564                195,723         578,961
  Change in unrealized gains (losses) on investments     1,607,603             (1,139,158)        873,489
                                                     ---------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                   5,356,087              4,234,078       5,198,004
                                                     ---------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          13,651,933             15,575,764      17,571,072
  Net transfers (including fixed account)                4,296,224              5,185,787     (10,724,107)
  Policy charges                                        (7,836,195)            (8,703,722)     (8,741,597)
  Transfers for policy benefits and terminations        (7,334,933)            (6,465,006)    (11,706,897)
                                                     ---------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          2,777,029              5,592,822     (13,601,529)
                                                     ---------------- ---------------------- ---------------
     Net increase (decrease) in net assets               8,133,116              9,826,901      (8,403,525)
NET ASSETS:
  Beginning of year                                    106,351,639             96,524,738     104,928,263
                                                     ---------------- ---------------------- ---------------
  End of year                                        $ 114,484,755          $ 106,351,639    $ 96,524,738
                                                     ================ ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MSF MORGAN STANLEY EAFE INDEX                                MSF RUSSELL 2000 INDEX
                INVESTMENT DIVISION                                          INVESTMENT DIVISION
--------------------------------------------------------- ---------------------------------------------------------
        2010                   2009               2008            2010                      2009            2008
--------------- ---------------------- ------------------ --------------- ------------------------- ---------------
 $ 1,043,606            $ 1,709,359        $ 1,230,251       $ 169,705                 $ 494,140       $ 223,659
    (236,046)              (455,196)         2,898,914         (66,857)                   70,119       1,982,185
   3,674,685             11,844,795        (35,342,222)     11,828,973                 9,093,620     (21,357,274)
--------------- ---------------------- ------------------ --------------- ------------------------- ---------------
   4,482,245             13,098,958        (31,213,057)     11,931,821                 9,657,879     (19,151,430)
--------------- ---------------------- ------------------ --------------- ------------------------- ---------------
   7,898,110              9,558,645         11,532,998       6,030,913                 6,872,994       7,965,817
   2,327,295             (1,404,247)         1,253,714      (1,459,730)                 (966,184)     (1,376,858)
  (3,885,302)            (4,356,028)        (4,798,345)     (3,188,654)               (3,197,900)     (3,405,238)
  (4,368,376)            (2,974,891)        (3,419,820)     (3,961,411)               (2,569,871)     (2,830,521)
--------------- ---------------------- ------------------ --------------- ------------------------- ---------------
   1,971,727                823,479          4,568,547      (2,578,882)                  139,039         353,200
--------------- ---------------------- ------------------ --------------- ------------------------- ---------------
   6,453,972             13,922,437        (26,644,510)      9,352,939                 9,796,918     (18,798,230)
  58,913,857             44,991,420         71,635,930      47,243,288                37,446,370      56,244,600
--------------- ---------------------- ------------------ --------------- ------------------------- ---------------
$ 65,367,829           $ 58,913,857       $ 44,991,420    $ 56,596,227              $ 47,243,288    $ 37,446,370
=============== ====================== ================== =============== ========================= ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                     MSF JENNISON GROWTH
                                                                     INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                             2010                   2009           2008
                                                     --------------- ---------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ (33,604)             $ (75,210)     $ 209,436
  Net realized gains (losses)                              17,747               (140,559)     1,100,787
  Change in unrealized gains (losses) on investments    1,535,759              4,015,386     (7,064,823)
                                                     --------------- ---------------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                  1,519,902              3,799,617     (5,754,600)
                                                     --------------- ---------------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          1,601,194              1,719,206      1,982,892
  Net transfers (including fixed account)                 598,866               (143,027)      (361,588)
  Policy charges                                         (946,786)              (963,364)      (951,173)
  Transfers for policy benefits and terminations         (838,122)              (752,854)      (843,478)
                                                     --------------- ---------------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           415,152               (140,039)      (173,347)
                                                     --------------- ---------------------- --------------
     Net increase (decrease) in net assets              1,935,054              3,659,578     (5,927,947)
NET ASSETS:
  Beginning of year                                    13,473,347              9,813,769     15,741,716
                                                     --------------- ---------------------- --------------
  End of year                                        $ 15,408,401           $ 13,473,347    $ 9,813,769
                                                     =============== ====================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                MSF NEUBERGER BERMAN GENESIS                               MSF METLIFE MID CAP STOCK INDEX
                         INVESTMENT DIVISION                                           INVESTMENT DIVISION
--------------------------------------------------------------- ---------------------------------------------------------
        2010                            2009            2008            2010                   2009               2008
--------------- ------------------------------- --------------- --------------- ---------------------- ------------------
  $ (275,380)                      $ 150,638      $ (263,415)       $ 88,922              $ 436,208          $ 324,526
  (2,085,738)                     (2,703,187)      6,156,715         248,370                308,329          4,777,346
  15,927,942                      10,045,644     (44,228,185)     12,893,844             13,600,526        (28,232,883)
--------------- ------------------------------- --------------- --------------- ---------------------- ------------------
  13,566,824                       7,493,095     (38,334,885)     13,231,136             14,345,063        (23,131,011)
--------------- ------------------------------- --------------- --------------- ---------------------- ------------------
   9,951,447                      11,539,415      13,840,463       7,250,885              8,322,995          9,503,166
  (1,640,139)                     (1,847,368)     (4,686,927)        173,240             (1,733,152)           922,808
  (5,140,082)                     (5,408,103)     (6,294,459)     (3,916,122)            (3,929,463)        (4,174,112)
  (5,453,013)                     (4,050,199)     (5,526,338)     (4,634,928)            (4,046,727)        (6,346,919)
--------------- ------------------------------- --------------- --------------- ---------------------- ------------------
  (2,281,787)                        233,745      (2,667,261)     (1,126,925)            (1,386,348)           (95,057)
--------------- ------------------------------- --------------- --------------- ---------------------- ------------------
  11,285,037                       7,726,840     (41,002,146)     12,104,211             12,958,716        (23,226,068)
  67,433,059                      59,706,219     100,708,365      53,691,851             40,733,135         63,959,203
--------------- ------------------------------- --------------- --------------- ---------------------- --- --------------
$ 78,718,096                    $ 67,433,059    $ 59,706,219    $ 65,796,062           $ 53,691,851       $ 40,733,135
=============== =============================== =============== =============== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                            MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                    INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                            2010                   2009              2008
                                                     -------------- ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ (51,755)             $ (39,304)        $ (48,690)
  Net realized gains (losses)                            (47,680)              (219,528)          462,091
  Change in unrealized gains (losses) on investments   1,843,398              1,519,136        (3,371,627)
                                                     -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                 1,743,963              1,260,304        (2,958,226)
                                                     -------------- ---------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           919,140                988,520         1,143,026
  Net transfers (including fixed account)                 81,273               (173,065)         (232,983)
  Policy charges                                        (421,055)              (408,126)         (445,177)
  Transfers for policy benefits and terminations        (486,248)              (281,193)         (339,761)
                                                     -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           93,110                126,136           125,105
                                                     -------------- ---------------------- -----------------
     Net increase (decrease) in net assets             1,837,073              1,386,440        (2,833,121)
NET ASSETS:
  Beginning of year                                    5,593,368              4,206,928         7,040,049
                                                     -------------- ---------------------- -----------------
  End of year                                        $ 7,430,441            $ 5,593,368       $ 4,206,928
                                                     ============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                MSF BLACKROCK LARGE CAP VALUE                               MSF DAVIS VENTURE VALUE
                INVESTMENT DIVISION                                         INVESTMENT DIVISION
----------------------------------------------------------- ----------------------------------------------------------
        2010                   2009                 2008            2010                       2009            2008
--------------- ---------------------- -------------------- --------------- -------------------------- ---------------
    $ 27,035               $ 73,451             $ (2,759)       $ 89,335                  $ 312,737       $ 252,624
    (263,466)              (513,587)              (9,263)        191,969                   (723,952)        284,552
   1,265,453              1,615,283           (4,899,187)      5,562,556                 12,907,686     (24,908,606)
--------------- ---------------------- -------------------- --------------- -------------------------- ---------------
   1,029,022              1,175,147           (4,911,209)      5,843,860                 12,496,471     (24,371,430)
--------------- ---------------------- -------------------- --------------- -------------------------- ---------------
   2,157,901              2,432,547            2,920,669       8,027,444                  9,217,297      10,613,485
    (183,197)                29,524              905,258        (908,212)                  (601,386)        154,312
    (871,019)              (969,741)          (1,106,269)     (3,883,974)                (4,013,443)     (4,201,518)
    (957,459)              (514,960)            (512,125)     (3,941,742)                (2,327,459)     (2,743,331)
--------------- ---------------------- -------------------- --------------- -------------------------- ---------------
     146,226                977,370            2,207,533        (706,484)                 2,275,010       3,822,948
--------------- ---------------------- -------------------- --------------- -------------------------- ---------------
   1,175,248              2,152,517           (2,703,676)      5,137,376                 14,771,480     (20,548,482)
  11,723,889              9,571,372           12,275,048      52,773,242                 38,001,762      58,550,244
--------------- ---------------------- -------------------- --------------- -------------------------- ---------------
$ 12,899,137           $ 11,723,889          $ 9,571,372    $ 57,910,618               $ 52,773,242    $ 38,001,762
=============== ====================== ==================== =============== ========================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                               MSF LOOMIS SAYLES SMALL CAP CORE
                                                                     INVESTMENT DIVISION
                                                     --------------------------------------------------------
                                                             2010                   2009              2008
                                                     --------------- ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ (112,605)             $ (66,505)       $ (116,679)
  Net realized gains (losses)                             (55,224)              (439,969)        2,006,144
  Change in unrealized gains (losses) on investments    4,065,140              3,809,050        (7,889,493)
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                  3,897,311              3,302,576        (6,000,028)
                                                     --------------- ---------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          2,076,395              2,435,828         2,662,737
  Net transfers (including fixed account)                (491,792)              (114,204)          421,215
  Policy charges                                       (1,025,327)            (1,044,037)       (1,093,210)
  Transfers for policy benefits and terminations         (999,217)              (789,008)         (727,927)
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (439,941)               488,579         1,262,815
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets              3,457,370              3,791,155        (4,737,213)
NET ASSETS:
  Beginning of year                                    14,825,414             11,034,259        15,771,472
                                                     --------------- ---------------------- -----------------
  End of year                                        $ 18,282,784           $ 14,825,414      $ 11,034,259
                                                     =============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

    MSF BLACKROCK LEGACY LARGE CAP GROWTH                               MSF BLACKROCK BOND INCOME
               INVESTMENT DIVISION                                            INVESTMENT DIVISION
------------------------------------------------------- ------------------------------------------------------------
       2010                   2009              2008            2010                         2009            2008
-------------- ---------------------- ----------------- --------------- ---------------------------- ---------------
  $ (38,770)              $ (5,579)        $ (18,267)    $ 2,669,950                  $ 5,080,494     $ 3,846,123
     75,641               (146,284)         (120,478)         24,746                     (553,787)       (261,951)
  1,107,022              1,684,656        (1,924,420)      3,372,816                    2,142,811      (7,357,146)
-------------- ---------------------- ----------------- --------------- ---------------------------- ---------------
  1,143,893              1,532,793        (2,063,165)      6,067,512                    6,669,518      (3,772,974)
-------------- ---------------------- ----------------- --------------- ---------------------------- ---------------
  1,127,304              1,097,152         1,197,008       8,520,413                    9,587,028      10,790,630
     39,075                217,819         1,571,610         406,620                   (2,591,044)     (3,035,916)
   (499,832)              (460,694)         (466,831)     (6,604,181)                  (7,385,796)     (7,121,758)
   (438,412)              (223,463)         (276,284)     (5,946,761)                  (5,845,823)     (7,310,990)
-------------- ---------------------- ----------------- --------------- ---------------------------- ---------------
    228,135                630,814         2,025,503      (3,623,909)                  (6,235,635)     (6,678,034)
-------------- ---------------------- ----------------- --------------- ---------------------------- ---------------
  1,372,028              2,163,607           (37,662)      2,443,603                      433,883     (10,451,008)
  5,950,495              3,786,888         3,824,550      82,419,233                   81,985,350      92,436,358
-------------- ---------------------- ----------------- --------------- ---------------------------- ---------------
$ 7,322,523            $ 5,950,495       $ 3,786,888    $ 84,862,836                 $ 82,419,233    $ 81,985,350
============== ====================== ================= =============== ============================ ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    MSF FI VALUE LEADERS
                                                                     INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                            2010                    2009           2008
                                                     -------------- ----------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 42,314                $ 90,114       $ 62,174
  Net realized gains (losses)                           (145,291)               (259,906)       411,042
  Change in unrealized gains (losses) on investments     885,079               1,128,894     (3,184,937)
                                                     -------------- ----------------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                   782,102                 959,102     (2,711,721)
                                                     -------------- ----------------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           997,133               1,137,076      1,366,282
  Net transfers (including fixed account)                 41,388                (112,167)      (339,700)
  Policy charges                                        (451,311)               (473,372)      (540,376)
  Transfers for policy benefits and terminations        (361,541)               (254,916)      (291,811)
                                                     -------------- ----------------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          225,669                 296,621        194,395
                                                     -------------- ----------------------- --------------
     Net increase (decrease) in net assets             1,007,771               1,255,723     (2,517,326)
NET ASSETS:
  Beginning of year                                    5,481,161               4,225,438      6,742,764
                                                     -------------- ----------------------- --------------
  End of year                                        $ 6,488,932             $ 5,481,161    $ 4,225,438
                                                     ============== ======================= ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                MSF MET/ARTISAN MID CAP VALUE                    MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                          INVESTMENT DIVISION                                                          INVESTMENT DIVISION
---------------------------------------------------------------- ------------------------------------------------------------
        2010                             2009            2008            2010                   2009                  2008
--------------- -------------------------------- --------------- --------------- ---------------------- ---------------------
   $ (47,745)                        $ 94,579      $ (210,128)    $ 1,151,290            $ 1,027,387             $ 570,564
    (887,093)                      (2,074,439)      4,346,340          71,403                382,268              (105,443)
   6,661,231                       14,134,862     (29,274,257)      1,196,007              3,433,572            (3,452,504)
--------------- -------------------------------- --------------- --------------- ---------------------- ---------------------
   5,726,393                       12,155,002     (25,138,045)      2,418,700              4,843,227            (2,987,383)
--------------- -------------------------------- --------------- --------------- ---------------------- ---------------------
   6,389,633                        7,222,155       8,854,520       2,832,832              3,046,053             3,632,344
    (144,561)                      (2,763,216)     (1,996,000)      1,156,919                 35,565              (873,301)
  (3,135,232)                      (3,172,696)     (3,462,919)     (1,584,202)            (1,611,112)           (1,570,638)
  (3,307,007)                      (2,344,946)     (2,411,660)     (1,617,829)            (1,198,113)           (1,108,566)
--------------- -------------------------------- --------------- --------------- ---------------------- ---------------------
    (197,167)                      (1,058,703)        983,941         787,720                272,393                79,839
--------------- -------------------------------- --------------- --------------- ---------------------- ---------------------
   5,529,226                       11,096,299     (24,154,104)      3,206,420              5,115,620            (2,907,544)
  41,071,915                       29,975,616      54,129,720      20,580,082             15,464,462            18,372,006
--------------- -------------------------------- --------------- --------------- ---------------------- ---------------------
$ 46,601,141                     $ 41,071,915    $ 29,975,616    $ 23,786,502           $ 20,580,082          $ 15,464,462
=============== ================================ =============== =============== ====================== =====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                            MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                     INVESTMENT DIVISION
                                                     ------------------------------------------------------
                                                             2010                   2009            2008
                                                     --------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 314,612              $ 583,308       $ 545,979
  Net realized gains (losses)                              49,043                (89,029)        (26,281)
  Change in unrealized gains (losses) on investments      435,726                 44,105        (712,221)
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                    799,381                538,384        (192,523)
                                                     --------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          2,331,803              2,652,804       3,041,844
  Net transfers (including fixed account)                (168,918)             3,368,164        (439,337)
  Policy charges                                       (1,312,750)            (1,485,448)     (1,426,939)
  Transfers for policy benefits and terminations       (1,375,135)            (4,351,515)     (1,143,545)
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (525,000)               184,006          32,023
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets                274,381                722,389        (160,500)
NET ASSETS:
  Beginning of year                                    16,359,270             15,636,881      15,797,381
                                                     --------------- ---------------------- ---------------
  End of year                                        $ 16,633,651           $ 16,359,270    $ 15,636,881
                                                     =============== ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                MSF BLACKROCK MONEY MARKET                                   MSF MFS TOTAL RETURN
                       INVESTMENT DIVISION                                    INVESTMENT DIVISION
------------------------------------------------------------- -----------------------------------------------------
        2010                          2009            2008           2010                    2009           2008
--------------- ----------------------------- --------------- -------------- ----------------------- --------------
  $ (300,906)                    $ (11,349)    $ 1,496,178      $ 130,483               $ 179,213      $ 147,927
          --                            --              --        (99,947)               (173,243)       299,566
          --                            --              --        568,242                 937,515     (1,824,737)
--------------- ----------------------------- --------------- -------------- ----------------------- --------------
    (300,906)                      (11,349)      1,496,178        598,778                 943,485     (1,377,244)
--------------- ----------------------------- --------------- -------------- ----------------------- --------------
  14,816,043                     8,264,492       7,147,517        952,924               1,270,198      1,252,582
 (13,160,154)                  (31,859,828)     (3,230,345)       (93,026)                999,337        209,612
  (1,340,285)                   (1,914,002)     (1,791,374)      (506,572)               (577,409)      (544,548)
  (5,424,880)                   (2,515,809)     (3,755,019)      (377,989)               (362,991)      (228,375)
--------------- ----------------------------- --------------- -------------- ----------------------- --------------
  (5,109,276)                  (28,025,147)     (1,629,221)       (24,663)              1,329,135        689,271
--------------- ----------------------------- --------------- -------------- ----------------------- --------------
  (5,410,182)                  (28,036,496)       (133,043)       574,115               2,272,620       (687,973)
  35,228,518                    63,265,014      63,398,057      7,134,157               4,861,537      5,549,510
--------------- ----------------------------- --------------- -------------- ----------------------- --------------
$ 29,818,336                  $ 35,228,518    $ 63,265,014    $ 7,708,272             $ 7,134,157    $ 4,861,537
=============== ============================= =============== ============== ======================= ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                           MSF METLIFE CONSERVATIVE ALLOCATION
                                                                    INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                            2010                   2009            2008
                                                     -------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 80,267               $ 42,263        $ 10,090
  Net realized gains (losses)                             46,459                  5,727        (144,954)
  Change in unrealized gains (losses) on investments     119,161                276,504        (182,260)
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                   245,887                324,494        (317,124)
                                                     -------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           467,696                374,777         277,237
  Net transfers (including fixed account)              1,892,409                493,401         917,176
  Policy charges                                        (296,178)              (222,010)       (193,582)
  Transfers for policy benefits and terminations        (461,555)              (132,555)       (117,612)
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        1,602,372                513,613         883,219
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets             1,848,259                838,107         566,095
NET ASSETS:
  Beginning of year                                    2,188,237              1,350,130         784,035
                                                     -------------- ---------------------- ---------------
  End of year                                        $ 4,036,496            $ 2,188,237     $ 1,350,130
                                                     ============== ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION               MSF METLIFE MODERATE ALLOCATION
               INVESTMENT DIVISION                                   INVESTMENT DIVISION
---------------------------------------------------- --------------------------------------------------------
       2010                   2009           2008            2010                   2009              2008
-------------- ---------------------- -------------- --------------- ---------------------- -----------------
  $ 146,886               $ 97,885       $ 15,426       $ 612,920              $ 506,612          $ 37,558
     32,319                (68,146)        (9,779)         17,779                 (2,887)         (190,034)
    421,073                828,280       (847,823)      3,378,733              5,007,760        (6,087,839)
-------------- ---------------------- -------------- --------------- ---------------------- -----------------
    600,278                858,019       (842,176)      4,009,432              5,511,485        (6,240,315)
-------------- ---------------------- -------------- --------------- ---------------------- -----------------
  1,013,491              1,081,983      1,068,633       5,949,225              6,448,156         6,618,762
  1,079,782                990,434        821,833       3,305,318              2,562,902         3,791,639
   (573,007)              (588,201)      (557,733)     (2,798,394)            (2,812,947)       (2,810,307)
   (457,386)              (298,169)      (249,480)     (2,041,425)            (1,454,530)       (1,220,615)
-------------- ---------------------- -------------- --------------- ---------------------- -----------------
  1,062,880              1,186,047      1,083,253       4,414,724              4,743,580         6,379,479
-------------- ---------------------- -------------- --------------- ---------------------- -----------------
  1,663,158              2,044,066        241,077       8,424,156             10,255,066           139,164
  5,262,543              3,218,477      2,977,400      28,790,175             18,535,109        18,395,945
-------------- ---------------------- -------------- --------------- ---------------------- -----------------
$ 6,925,701            $ 5,262,543    $ 3,218,477    $ 37,214,331           $ 28,790,175      $ 18,535,109
============== ====================== ============== =============== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                           MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                     INVESTMENT DIVISION
                                                     --------------- ---------------------- ---------------
                                                             2010                   2009            2008
                                                     --------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 796,924              $ 779,492       $ (16,159)
  Net realized gains (losses)                            (102,509)              (133,216)        175,501
  Change in unrealized gains (losses) on investments    7,116,457             10,602,923     (15,640,562)
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                  7,810,872             11,249,199     (15,481,220)
                                                     --------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         13,837,630             16,058,041      18,467,427
  Net transfers (including fixed account)                 655,595               (778,406)      5,509,124
  Policy charges                                       (5,100,587)            (5,739,610)     (6,415,360)
  Transfers for policy benefits and terminations       (4,588,662)            (2,211,947)     (1,143,926)
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         4,803,976              7,328,078      16,417,265
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets             12,614,848             18,577,277         936,045
NET ASSETS:
  Beginning of year                                    52,449,221             33,871,944      32,935,899
                                                     --------------- ---------------------- ---------------
  End of year                                        $ 65,064,069           $ 52,449,221    $ 33,871,944
                                                     =============== ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         MSF METLIFE AGGRESSIVE ALLOCATION                                JANUS ASPEN JANUS
                       INVESTMENT DIVISION                              INVESTMENT DIVISION
--------------- ---------------------------------------- ----------------------------------------------------
        2010                   2009              2008           2010                   2009           2008
--------------- ---------------------- ----------------- -------------- ---------------------- --------------
    $ 35,920              $ 123,185         $ (10,348)    $ (153,142)               $ 5,686       $ 16,320
    (132,924)              (317,303)           90,850         52,158                (31,201)        49,473
   1,845,829              2,668,257        (4,222,544)       848,330              1,662,317     (3,051,413)
--------------- ---------------------- ----------------- -------------- ---------------------- --------------
   1,748,825              2,474,139        (4,142,042)       747,346              1,636,802     (2,985,620)
--------------- ---------------------- ----------------- -------------- ---------------------- --------------
   2,868,443              3,280,605         3,819,292        635,005                658,401        663,301
     306,772               (255,947)          697,397        (58,773)                 8,858        122,598
  (1,017,478)            (1,143,655)       (1,345,001)      (122,027)              (310,790)      (245,583)
    (952,529)              (607,225)         (323,045)            --                 (1,693)      (135,708)
--------------- ---------------------- ----------------- -------------- ---------------------- --------------
   1,205,208              1,273,778         2,848,643        454,205                354,776        404,608
--------------- ---------------------- ----------------- -------------- ---------------------- --------------
   2,954,033              3,747,917        (1,293,399)     1,201,551              1,991,578     (2,581,012)
  10,645,616              6,897,699         8,191,098      6,630,451              4,638,873      7,219,885
--------------- ---------------------- ----------------- -------------- ---------------------- --------------
$ 13,599,649           $ 10,645,616       $ 6,897,699    $ 7,832,002            $ 6,630,451    $ 4,638,873
=============== ====================== ================= ============== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    JANUS ASPEN BALANCED
                                                                     INVESTMENT DIVISION
                                                     ---------------------------------------------------
                                                            2010                    2009         2008
                                                     -------------- ----------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 30,692                $ 12,907      $ 2,996
  Net realized gains (losses)                             26,581                  19,174        3,694
  Change in unrealized gains (losses) on investments      90,252                  93,262      (21,788)
                                                     -------------- ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                   147,525                 125,343      (15,098)
                                                     -------------- ----------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           500,783                 116,443       43,848
  Net transfers (including fixed account)                426,734               1,020,529      144,876
  Policy charges                                         (30,577)                (15,717)      (4,348)
  Transfers for policy benefits and terminations          (8,070)                 (2,543)      (2,904)
                                                     -------------- ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          888,870               1,118,712      181,472
                                                     -------------- ----------------------- ------------
     Net increase (decrease) in net assets             1,036,395               1,244,055      166,374
NET ASSETS:
  Beginning of year                                    1,490,464                 246,409       80,035
                                                     -------------- ----------------------- ------------
  End of year                                        $ 2,526,859             $ 1,490,464    $ 246,409
                                                     ============== ======================= ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                 JANUS ASPEN FORTY                              JANUS ASPEN OVERSEAS
               INVESTMENT DIVISION                               INVESTMENT DIVISION
-------------------------------------------------- ------------------------------------------------
       2010                   2009         2008         2010                    2009     2008 (a)
-------------- ---------------------- ------------ ------------ ----------------------- -----------
  $ (14,015)              $ (2,048)    $ (2,300)       $ 792                    $ 58       $ (44)
     14,051                (78,622)     (93,936)       4,218                  26,564        (177)
     47,707                310,554     (295,412)      62,994                  37,885     (18,504)
-------------- ---------------------- ------------ ------------ ----------------------- -----------
     47,743                229,884     (391,648)      68,004                  64,507     (18,725)
-------------- ---------------------- ------------ ------------ ----------------------- -----------
    190,160                165,769       22,794       61,601                   9,283          38
     46,953                209,535      641,922      175,192                  11,467      45,738
    (16,395)               (23,392)     (14,473)      (7,034)                 (3,624)       (400)
     (6,634)              (106,150)    (302,227)      (4,005)                (25,524)       (667)
-------------- ---------------------- ------------ ------------ ----------------------- -----------
    214,084                245,762      348,016      225,754                  (8,398)     44,709
-------------- ---------------------- ------------ ------------ ----------------------- -----------
    261,827                475,646      (43,632)     293,758                  56,109      25,984
    950,941                475,295      518,927       82,093                  25,984          --
-------------- ---------------------- ------------ ------------ ----------------------- -----------
$ 1,212,768              $ 950,941    $ 475,295    $ 375,851                $ 82,093    $ 25,984
============== ====================== ============ ============ ======================= ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    INVESCO V.I. GLOBAL REAL ESTATE
                                                                                INVESTMENT DIVISION
                                                     ----------------------------------------------------------------
                                                            2010                               2009           2008
                                                     -------------- ---------------------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 32,545                           $ (5,813)     $ 117,347
  Net realized gains (losses)                           (130,047)                          (698,156)       (61,509)
  Change in unrealized gains (losses) on investments     289,353                          1,038,943     (1,334,686)
                                                     -------------- ---------------------------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                   191,851                            334,974     (1,278,848)
                                                     -------------- ---------------------------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners             3,708                            143,426        125,102
  Net transfers (including fixed account)                (63,773)                          (367,827)        28,052
  Policy charges                                         (14,537)                           (55,212)       (71,189)
  Transfers for policy benefits and terminations         (26,660)                            (3,924)        80,702
                                                     -------------- ---------------------------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         (101,262)                          (283,537)       162,667
                                                     -------------- ---------------------------------- --------------
     Net increase (decrease) in net assets                90,589                             51,437     (1,116,181)
NET ASSETS:
  Beginning of year                                    1,506,522                          1,455,085      2,571,266
                                                     -------------- ---------------------------------- --------------
  End of year                                        $ 1,597,111                        $ 1,506,522    $ 1,455,085
                                                     ============== ================================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                INVESCO V.I.
INVESCO V.I. INTERNATIONAL GROWTH                 INVESCO V.I. GOVERNMENT                VAN KAMPEN COMSTOCK
              INVESTMENT DIVISION                     INVESTMENT DIVISION                INVESTMENT DIVISION
------------------------------------ --------------------------------------- ----------------------------------
     2010                 2009 (b)        2010                       2009        2008                2010 (c)
------------ ----------------------- ------------ -------------------------- ----------- ----------------------
  $ 3,581                   $ 213       $ (101)                   $ 3,609     $ 1,876                   $ --
    1,465                      34         (188)                      (289)     (1,270)                    53
   26,537                   2,258        4,107                     (2,868)       (983)                    45
------------ ----------------------- ------------ -------------------------- ----------- ----------------------
   31,583                   2,505        3,818                        452        (377)                    98
------------ ----------------------- ------------ -------------------------- ----------- ----------------------
   43,890                      --       23,483                     51,159      30,742                     --
  184,805                  16,392       (1,622)                    10,279         444                 31,986
   (4,422)                   (495)      (5,001)                    (7,970)     (6,986)                    --
   (1,805)                    (42)          --                       (411)    (15,013)                    --
------------ ----------------------- ------------ -------------------------- ----------- ----------------------
  222,468                  15,855       16,860                     53,057       9,187                 31,986
------------ ----------------------- ------------ -------------------------- ----------- ----------------------
  254,051                  18,360       20,678                     53,509       8,810                 32,084
   18,360                      --       85,035                     31,526      22,716                     --
------------ ----------------------- ------------ -------------------------- ----------- ----------------------
$ 272,411                $ 18,360    $ 105,713                   $ 85,035    $ 31,526               $ 32,084
============ ======================= ============ ========================== =========== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                           FTVIPT TEMPLETON FOREIGN SECURITIES
                                                                    INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                            2010                   2009              2008
                                                     -------------- ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ (74,871)             $ 211,754         $ 166,480
  Net realized gains (losses)                            (50,450)              (153,389)          735,646
  Change in unrealized gains (losses) on investments     614,425              2,059,948        (4,855,241)
                                                     -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                   489,104              2,118,313        (3,953,115)
                                                     -------------- ---------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           834,212                807,327           773,781
  Net transfers (including fixed account)                220,184               (284,673)          350,298
  Policy charges                                        (165,900)              (372,860)         (323,164)
  Transfers for policy benefits and terminations         (68,047)              (189,134)         (355,256)
                                                     -------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          820,449                (39,340)          445,659
                                                     -------------- ---------------------- -----------------
     Net increase (decrease) in net assets             1,309,553              2,078,973        (3,507,456)
NET ASSETS:
  Beginning of year                                    7,935,141              5,856,168         9,363,624
                                                     -------------- ---------------------- -----------------
  End of year                                        $ 9,244,694            $ 7,935,141       $ 5,856,168
                                                     ============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES              FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                      INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------------ ------------------------------------------
     2010                   2009               2008       2010                         2009 (d)
------------ ---------------------- ------------------ ---------- -------------------------------
  $ 7,237                $ 3,112           $ 39,464      $ (29)                           $ (4)
   (4,189)              (438,168)            78,245      4,601                               5
   81,592                609,659           (759,844)      (171)                            239
------------ ---------------------- ------------------ ---------- -------------------------------
   84,640                174,603           (642,135)     4,401                             240
------------ ---------------------- ------------------ ---------- -------------------------------
   97,464                291,315            407,392      9,303                              --
  (79,267)            (1,354,085)           463,793     (9,428)                          3,614
  (17,879)               (31,930)           (44,076)      (736)                           (140)
     (141)               (32,906)           (55,518)    (3,516)                            (10)
------------ ---------------------- ------------------ ---------- -------------------------------
      177             (1,127,606)           771,591     (4,377)                          3,464
------------ ---------------------- ------------------ ---------- -------------------------------
   84,817               (953,003)           129,456         24                           3,704
  882,515              1,835,518          1,706,062      3,704                              --
------------ ---------------------- ------------------ ---------- -------------------------------
$ 967,332              $ 882,515        $ 1,835,518    $ 3,728                         $ 3,704
============ ====================== ================== ========== ===============================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                     ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                  INVESTMENT DIVISION
                                                     ---------------------------------------------------
                                                          2010                   2009            2008
                                                     ------------ ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 1,176                 $ (370)         $ (223)
  Net realized gains (losses)                            8,379                 (2,773)           (414)
  Change in unrealized gains (losses) on investments     1,480                 45,397         (37,457)
                                                     ------------ ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                  11,035                 42,254         (38,094)
                                                     ------------ ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           1,269                 21,200           5,432
  Net transfers (including fixed account)              (20,468)                29,509          30,492
  Policy charges                                        (1,852)                (2,499)           (913)
  Transfers for policy benefits and terminations            --                (10,407)           (567)
                                                     ------------ ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (21,051)                37,803          34,444
                                                     ------------ ---------------------- ---------------
     Net increase (decrease) in net assets             (10,016)                80,057          (3,650)
NET ASSETS:
  Beginning of year                                    129,504                 49,447          53,097
                                                     ------------ ---------------------- ---------------
  End of year                                        $ 119,488              $ 129,504        $ 49,447
                                                     ============ ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                         ALLIANCEBERNSTEIN
ALLIANCEBERNSTEIN INTERMEDIATE BOND    INTERNATIONAL VALUE                   FIDELITY VIP CONTRAFUND
                INVESTMENT DIVISION    INVESTMENT DIVISION                       INVESTMENT DIVISION
------------------------------------------------------------- --------------------------------------------------------
    2010                    2009 (e)               2010 (f)          2010                       2009           2008
----------- -------------------------- ---------------------- -------------- -------------------------- --------------
 $ 2,038                      $ 692                   $ 29        $ 9,930                   $ 30,836       $ 13,305
   2,172                        716                      1       (217,628)                  (198,535)      (242,658)
  (1,393)                     2,187                     88        648,547                  1,136,586     (1,292,698)
----------- -------------------------- ---------------------- -------------- -------------------------- --------------
   2,817                      3,595                    118        440,849                    968,887     (1,522,051)
----------- -------------------------- ---------------------- -------------- -------------------------- --------------
   3,570                     13,019                     --        166,923                    431,847        540,486
   9,880                     23,126                  1,252     (1,821,221)                   898,388        269,458
  (1,055)                      (590)                   (13)       (86,557)                   (99,153)       (91,935)
    (255)                   (10,842)                    --        (10,806)                  (139,114)      (170,946)
----------- -------------------------- ---------------------- -------------- -------------------------- --------------
  12,140                     24,713                  1,239     (1,751,661)                 1,091,968        547,063
----------- -------------------------- ---------------------- -------------- -------------------------- --------------
  14,957                     28,308                  1,357     (1,310,812)                 2,060,855       (974,988)
  28,308                         --                     --      3,988,185                  1,927,330      2,902,318
----------- -------------------------- ---------------------- -------------- -------------------------- --------------
$ 43,265                   $ 28,308                $ 1,357    $ 2,677,373                $ 3,988,185    $ 1,927,330
=========== ========================== ====================== ============== ========================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                            FIDELITY VIP ASSET MANAGER: GROWTH
                                                                    INVESTMENT DIVISION
                                                     ------------------------------------------------------
                                                            2010                   2009             2008
                                                     -------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                           $ 7,999               $ 15,866         $ 17,011
  Net realized gains (losses)                             37,274                (16,185)           8,935
  Change in unrealized gains (losses) on investments     201,872                427,179         (532,156)
                                                     -------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                   247,145                426,860         (506,210)
                                                     -------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           168,558                240,196          167,675
  Net transfers (including fixed account)                (53,668)               256,106           79,494
  Policy charges                                         (58,088)               (64,669)         (45,464)
  Transfers for policy benefits and terminations        (120,774)               (44,925)         (46,018)
                                                     -------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (63,972)               386,708          155,687
                                                     -------------- ---------------------- ----------------
     Net increase (decrease) in net assets               183,173                813,568         (350,523)
NET ASSETS:
  Beginning of year                                    1,722,435                908,867        1,259,390
                                                     -------------- ---------------------- ----------------
  End of year                                        $ 1,905,608            $ 1,722,435        $ 908,867
                                                     ============== ====================== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP INVESTMENT GRADE BOND                          FIDELITY VIP EQUITY-INCOME
             INVESTMENT DIVISION                                        INVESTMENT DIVISION
--------------------------------------------------- -------------------------------------------------------
     2010                   2009            2008         2010                          2009         2008
------------ ---------------------- --------------- ------------ ----------------------------- ------------
 $ 13,892               $ 10,311         $ 1,503      $ 2,489                       $ 3,688     $ 16,347
   23,465                  3,887          13,667       (5,418)                     (392,905)    (281,987)
  (13,312)                (1,678)         (8,842)      31,745                       405,695     (292,885)
------------ ---------------------- --------------- ------------ ----------------------------- ------------
   24,045                 12,520           6,328       28,816                        16,478     (558,525)
------------ ---------------------- --------------- ------------ ----------------------------- ------------
      829                  4,336           5,021       37,251                        60,293      140,670
  281,430                183,821        (563,563)    (103,500)                     (169,930)     350,624
   (4,910)                (4,482)         (5,850)      (5,643)                      (10,922)     (27,027)
       --                 (5,946)       (250,607)          --                      (227,954)    (544,605)
------------ ---------------------- --------------- ------------ ----------------------------- ------------
  277,349                177,729        (814,999)     (71,892)                     (348,513)     (80,338)
------------ ---------------------- --------------- ------------ ----------------------------- ------------
  301,394                190,249        (808,671)     (43,076)                     (332,035)    (638,863)
  233,950                 43,701         852,372      245,766                       577,801    1,216,664
------------ ---------------------- --------------- ------------ ----------------------------- ------------
$ 535,344              $ 233,950        $ 43,701    $ 202,690                     $ 245,766    $ 577,801
============ ====================== =============== ============ ============================= ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                              FIDELITY VIP HIGH INCOME
                                                                                   INVESTMENT DIVISION
                                                                              ------------------------ ---------
                                                                                 2010                 2009 (b)
                                                                              ---------- -----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                                  $ 310                 $ 2,849
  Net realized gains (losses)                                                    (227)                     11
  Change in unrealized gains (losses) on investments                              801                    (647)
                                                                              ---------- -----------------------
     Net increase (decrease) in net assets resulting from operations              884                   2,213
                                                                              ---------- -----------------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners                                     --                  16,782
  Net transfers (including fixed account)                                     (36,834)                 22,156
  Policy charges                                                                 (252)                   (236)
  Transfers for policy benefits and terminations                                 (148)                     --
                                                                              ---------- -----------------------
     Net increase (decrease) in net assets resulting from policy transactions (37,234)                 38,702
                                                                              ---------- -----------------------
     Net increase (decrease) in net assets                                    (36,350)                 40,915
NET ASSETS:
  Beginning of year                                                            40,915                      --
                                                                              ---------- -----------------------
  End of year                                                                 $ 4,565                $ 40,915
                                                                              ========== =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             FIDELITY VIP MID CAP                            FIDELITY VIP FREEDOM 2010
              INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------ ----------------------------------------------------
     2010                    2009     2008 (a)       2010                         2009     2008 (a)
------------ ----------------------- ----------- ----------- ---------------------------- -----------
 $ (4,707)                  $ (23)       $ 14       $ 545                        $ 457       $ 802
    3,104                     742         (70)        537                       (1,656)        545
   83,723                  13,131     (10,714)      2,036                        3,793      (2,956)
------------ ----------------------- ----------- ----------- ---------------------------- -----------
   82,120                  13,850     (10,770)      3,118                        2,594      (1,609)
------------ ----------------------- ----------- ----------- ---------------------------- -----------
   95,232                3,949.00          --       2,793                        1,353         339
   77,140                 192,734      43,089      12,520                      (12,215)     26,580
   (3,824)                   (835)       (179)         --                           --          --
   (4,506)                (25,654)       (315)     (1,119)                        (753)     (1,741)
------------ ----------------------- ----------- ----------- ---------------------------- -----------
  164,042                 170,194      42,595      14,194                      (11,615)     25,178
------------ ----------------------- ----------- ----------- ---------------------------- -----------
  246,162                 184,044      31,825      17,312                       (9,021)     23,569
  215,869                  31,825          --      14,548                       23,569          --
------------ ----------------------- ----------- ----------- ---------------------------- -----------
$ 462,031               $ 215,869    $ 31,825    $ 31,860                     $ 14,548    $ 23,569
============ ======================= =========== =========== ============================ ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  FIDELITY VIP FREEDOM 2020
                                                                        INVESTMENT DIVISION
                                                     ------------ ---------------------------- -----------
                                                          2010                         2009     2008 (a)
                                                     ------------ ---------------------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 12,680                     $ 17,181     $ 1,217
  Net realized gains (losses)                            8,278                         (918)      1,278
  Change in unrealized gains (losses) on investments    70,032                      149,817     (11,135)
                                                     ------------ ---------------------------- -----------
     Net increase (decrease) in net assets resulting
       from operations                                  90,990                      166,080      (8,640)
                                                     ------------ ---------------------------- -----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          10,953                        2,536         344
  Net transfers (including fixed account)                1,108                      449,027      46,772
  Policy charges                                        (7,298)                      (5,925)       (315)
  Transfers for policy benefits and terminations        (5,562)                        (928)       (440)
                                                     ------------ ---------------------------- -----------
     Net increase (decrease) in net assets resulting
       from policy transactions                           (799)                     444,710      46,361
                                                     ------------ ---------------------------- -----------
     Net increase (decrease) in net assets              90,191                      610,790      37,721
NET ASSETS:
  Beginning of year                                    648,511                       37,721          --
                                                     ------------ ---------------------------- -----------
  End of year                                        $ 738,702                    $ 648,511    $ 37,721
                                                     ============ ============================ ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             FIDELITY VIP FREEDOM 2030                                 AMERICAN FUNDS GROWTH
                   INVESTMENT DIVISION                                   INVESTMENT DIVISION
----------------------------------------------------- ---------------------------------------------------------
     2010                         2009     2008 (a)            2010                     2009            2008
------------ ---------------------------- ----------- ---------------- ------------------------ ---------------
  $ 1,654                        $ 512       $ 652       $ (121,539)              $ (160,985)        $ 8,765
    1,390                          367       1,114         (328,082)              (1,821,468)     11,917,407
   11,839                        6,395      (3,051)      19,817,938               31,985,158     (70,192,654)
------------ ---------------------------- ----------- ---------------- ------------------------ ---------------
   14,883                        7,274      (1,285)      19,368,317               30,002,705     (58,266,482)
------------ ---------------------------- ----------- ---------------- ------------------------ ---------------
    3,169                        1,286         109       16,677,167               18,769,815      22,132,573
   62,506                        2,573      22,132       (1,005,842)              (2,195,305)      5,909,829
   (1,042)                         (28)         --       (8,182,015)              (8,384,980)     (9,064,293)
   (3,063)                        (754)        431       (8,617,264)              (5,510,035)     (5,469,352)
------------ ---------------------------- ----------- ---------------- ------------------------ ---------------
   61,570                        3,077      22,672       (1,127,954)               2,679,495      13,508,757
------------ ---------------------------- ----------- ---------------- ------------------------ ---------------
   76,453                       10,351      21,387       18,240,363               32,682,200     (44,757,725)
   31,738                       21,387          --      109,197,492               76,515,292     121,273,017
------------ ---------------------------- ----------- ---------------- ------------------------ ---------------
$ 108,191                     $ 31,738    $ 21,387    $ 127,437,855            $ 109,197,492    $ 76,515,292
============ ============================ =========== ================ ======================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                     AMERICAN FUNDS GROWTH-INCOME
                                                                              INVESTMENT DIVISION
                                                     ---------------------------------------------------------------
                                                             2010                            2009            2008
                                                     --------------- ------------------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 453,689                       $ 446,910       $ 616,716
  Net realized gains (losses)                            (336,443)                       (956,152)      4,098,718
  Change in unrealized gains (losses) on investments    6,948,053                      15,943,649     (34,739,655)
                                                     --------------- ------------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                  7,065,299                      15,434,407     (30,024,221)
                                                     --------------- ------------------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         10,334,758                      11,825,982      13,919,840
  Net transfers (including fixed account)                (240,405)                     (1,377,002)       (337,648)
  Policy charges                                       (5,117,228)                     (5,387,634)     (5,766,937)
  Transfers for policy benefits and terminations       (4,718,644)                     (3,569,007)     (3,550,594)
                                                     --------------- ------------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           258,481                       1,492,340       4,264,661
                                                     --------------- ------------------------------- ---------------
     Net increase (decrease) in net assets              7,323,780                      16,926,746     (25,759,560)
NET ASSETS:
  Beginning of year                                    66,537,414                      49,610,668      75,370,228
                                                     --------------- ------------------------------- ---------------
  End of year                                        $ 73,861,194                    $ 66,537,414    $ 49,610,668
                                                     =============== =============================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION                   AMERICAN FUNDS BOND
                INVESTMENT DIVISION                                   INVESTMENT DIVISION
------------------------------------------------------ ----------------------------------------------------
        2010                   2009            2008           2010                   2009           2008
--------------- ---------------------- --------------- -------------- ---------------------- --------------
   $ 538,047             $ (246,097)     $ (466,291)      $ 94,433               $ 88,860      $ 168,134
    (386,466)            (2,366,209)      6,877,405         (8,911)               (91,981)       (78,359)
  11,810,164             23,159,810     (44,244,505)       122,161                381,938       (446,834)
--------------- ---------------------- --------------- -------------- ---------------------- --------------
  11,961,745             20,547,504     (37,833,391)       207,683                378,817       (357,059)
--------------- ---------------------- --------------- -------------- ---------------------- --------------
   8,529,505              9,330,898      11,097,448        724,857                777,097        813,635
    (976,366)            (1,354,960)         87,246        320,665                (59,617)        63,592
  (4,049,658)            (3,968,778)     (4,406,590)      (330,299)              (371,335)      (377,262)
  (4,114,157)            (2,381,130)     (2,679,242)      (318,517)              (107,448)      (182,193)
--------------- ---------------------- --------------- -------------- ---------------------- --------------
    (610,676)             1,626,030       4,098,862        396,706                238,697        317,772
--------------- ---------------------- --------------- -------------- ---------------------- --------------
  11,351,069             22,173,534     (33,734,529)       604,389                617,514        (39,287)
  56,054,284             33,880,750      67,615,279      3,760,642              3,143,128      3,182,415
--------------- ---------------------- --------------- -------------- ---------------------- --------------
$ 67,405,353           $ 56,054,284    $ 33,880,750    $ 4,365,031            $ 3,760,642    $ 3,143,128
=============== ====================== =============== ============== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  AMERICAN FUNDS INTERNATIONAL
                                                                           INVESTMENT DIVISION
                                                     --------------------------------------------------------
                                                          2010                            2009     2008 (a)
                                                     ------------ ------------------------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 3,782                           $ 799     $ 1,075
  Net realized gains (losses)                             (608)                          1,537         (88)
  Change in unrealized gains (losses) on investments    46,566                          19,842     (13,968)
                                                     ------------ ------------------------------- -----------
     Net increase (decrease) in net assets resulting
       from operations                                  49,740                          22,178     (12,981)
                                                     ------------ ------------------------------- -----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         196,875                          22,210          --
  Net transfers (including fixed account)              113,293                         416,930      57,452
  Policy charges                                        (7,689)                         (1,457)       (246)
  Transfers for policy benefits and terminations        (7,938)                        (38,651)        (91)
                                                     ------------ ------------------------------- -----------
     Net increase (decrease) in net assets resulting
       from policy transactions                        294,541                         399,032      57,115
                                                     ------------ ------------------------------- -----------
     Net increase (decrease) in net assets             344,281                         421,210      44,134
NET ASSETS:
  Beginning of year                                    465,344                          44,134          --
                                                     ------------ ------------------------------- -----------
  End of year                                        $ 809,625                       $ 465,344    $ 44,134
                                                     ============ =============================== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS U.S. GOVERNMENT/AAA RATED SECURITIES             MIST T. ROWE PRICE MID CAP GROWTH
             INVESTMENT DIVISION                                      INVESTMENT DIVISION
------------------------------------------------------ --------------------------------------------------------
      2010                   2009           2008 (a)           2010                   2009              2008
------------- ---------------------- ----------------- --------------- ---------------------- -----------------
      $ 87                $ 1,740             $ 709      $ (150,122)            $ (115,483)       $ (121,466)
       643                  1,124                 1         131,367               (381,122)        1,499,327
     1,804                 (1,799)              862       4,580,355              5,596,487        (8,808,387)
------------- ---------------------- ----------------- --------------- ---------------------- -----------------
     2,534                  1,065             1,572       4,561,600              5,099,882        (7,430,526)
------------- ---------------------- ----------------- --------------- ---------------------- -----------------
     7,825                 43,406                --       2,269,288              2,540,664         3,106,587
   (50,106)                40,706            33,514         264,028                (25,606)          478,281
   (10,089)                (8,355)             (181)     (1,184,611)            (1,208,476)       (1,260,749)
    (2,565)               (21,474)              (22)     (1,448,078)              (796,500)       (1,115,075)
------------- ---------------------- ----------------- --------------- ---------------------- -----------------
   (54,935)                54,283            33,311         (99,373)               510,083         1,209,044
------------- ---------------------- ----------------- --------------- ---------------------- -----------------
   (52,401)                55,348            34,883       4,462,227              5,609,964        (6,221,482)
    90,231                 34,883                --      16,772,681             11,162,717        17,384,199
------------- ---------------------- ----------------- --------------- ---------------------- -----------------
  $ 37,830               $ 90,231          $ 34,883    $ 21,234,908           $ 16,772,681      $ 11,162,717
============= ====================== ================= =============== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                MIST MFS RESEARCH INTERNATIONAL
                                                                     INVESTMENT DIVISION
                                                     --------------------------------------------------------
                                                             2010                   2009              2008
                                                     --------------- ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 134,233              $ 280,264         $ 153,553
  Net realized gains (losses)                            (545,005)            (1,024,253)          891,055
  Change in unrealized gains (losses) on investments    1,743,808              3,897,065        (7,755,181)
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                  1,333,036              3,153,076        (6,710,573)
                                                     --------------- ---------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          1,870,809              2,210,375         2,439,035
  Net transfers (including fixed account)                (766,625)              (550,815)        2,279,426
  Policy charges                                         (802,613)              (902,498)         (971,130)
  Transfers for policy benefits and terminations         (892,543)              (545,950)         (852,116)
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (590,972)               211,112         2,895,215
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets                742,064              3,364,188        (3,815,358)
NET ASSETS:
  Beginning of year                                    13,178,754              9,814,566        13,629,924
                                                     --------------- ---------------------- -----------------
  End of year                                        $ 13,920,818           $ 13,178,754       $ 9,814,566
                                                     =============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                MIST PIMCO TOTAL RETURN                                    MIST RCM TECHNOLOGY
                    INVESTMENT DIVISION                                    INVESTMENT DIVISION
---------------------------------------------------------- -----------------------------------------------------
        2010                       2009            2008            2010                   2009           2008
--------------- -------------------------- --------------- --------------- ---------------------- --------------
 $ 1,273,636                $ 2,452,300     $ 1,044,114      $ (111,175)             $ (82,504)   $ 1,260,852
     474,495                  1,576,841         795,767         (54,192)              (600,648)     2,114,093
   1,426,113                  1,911,046      (1,944,451)      3,551,862              5,182,655     (9,308,569)
--------------- -------------------------- --------------- --------------- ---------------------- --------------
   3,174,244                  5,940,187        (104,570)      3,386,495              4,499,503     (5,933,624)
--------------- -------------------------- --------------- --------------- ---------------------- --------------
   5,334,220                  5,672,803       6,020,557       1,602,041              1,674,647      1,927,758
   3,101,158                  2,447,477         960,679           7,146              1,430,181       (675,929)
  (3,135,341)                (3,246,181)     (2,840,352)       (958,684)              (886,510)      (820,489)
  (3,692,336)                (3,035,028)     (2,205,736)     (1,144,160)              (618,269)      (607,497)
--------------- -------------------------- --------------- --------------- ---------------------- --------------
   1,607,701                  1,839,070       1,935,148        (493,657)             1,600,049       (176,157)
--------------- -------------------------- --------------- --------------- ---------------------- --------------
   4,781,945                  7,779,258       1,830,578       2,892,838              6,099,552     (6,109,781)
  41,820,317                 34,041,059      32,210,481      13,221,048              7,121,496     13,231,277
--------------- -------------------------- --------------- --------------- ---------------------- --------------
$ 46,602,262               $ 41,820,317    $ 34,041,059    $ 16,113,886           $ 13,221,048    $ 7,121,496
=============== ========================== =============== =============== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                MIST LORD ABBETT BOND DEBENTURE
                                                                     INVESTMENT DIVISION
                                                     --------------------------------------------------------
                                                             2010                   2009              2008
                                                     --------------- ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 1,402,246            $ 1,391,406         $ 741,410
  Net realized gains (losses)                             240,525               (126,749)          159,621
  Change in unrealized gains (losses) on investments    1,315,427              5,411,601        (5,045,528)
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                  2,958,198              6,676,258        (4,144,497)
                                                     --------------- ---------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          2,523,009              2,703,439         3,044,630
  Net transfers (including fixed account)                (548,415)             2,036,045          (840,812)
  Policy charges                                       (1,509,898)            (1,703,902)       (1,532,129)
  Transfers for policy benefits and terminations       (1,782,906)            (1,226,776)       (1,240,893)
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (1,318,210)             1,808,806          (569,204)
                                                     --------------- ---------------------- -----------------
     Net increase (decrease) in net assets              1,639,988              8,485,064        (4,713,701)
NET ASSETS:
  Beginning of year                                    26,033,742             17,548,678        22,262,379
                                                     --------------- ---------------------- -----------------
  End of year                                        $ 27,673,730           $ 26,033,742      $ 17,548,678
                                                     =============== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

               MIST LAZARD MID CAP                                  MIST INVESCO SMALL CAP GROWTH
               INVESTMENT DIVISION                                            INVESTMENT DIVISION
---------------------------------------------------- --------------------------------------------------------------
       2010                   2009           2008           2010                             2009           2008
-------------- ---------------------- -------------- -------------- -------------------------------- --------------
   $ 11,435               $ 19,267       $ 16,248      $ (30,507)                       $ (22,254)     $ (24,205)
    (93,933)              (283,748)        35,602        (15,371)                         (84,509)       197,782
  1,108,654              1,519,608     (2,239,073)       887,599                          919,328     (1,510,157)
-------------- ---------------------- -------------- -------------- -------------------------------- --------------
  1,026,156              1,255,127     (2,187,223)       841,721                          812,565     (1,336,580)
-------------- ---------------------- -------------- -------------- -------------------------------- --------------
    700,574                796,272        992,305        471,774                          525,764        623,838
     24,219               (267,754)       293,008        164,724                          214,625         84,613
   (347,953)              (346,321)      (394,747)      (216,436)                        (223,502)      (237,487)
   (387,630)              (290,206)      (365,399)      (184,521)                        (124,073)      (180,449)
-------------- ---------------------- -------------- -------------- -------------------------------- --------------
    (10,790)              (108,009)       525,167        235,541                          392,814        290,515
-------------- ---------------------- -------------- -------------- -------------------------------- --------------
  1,015,366              1,147,118     (1,662,056)     1,077,262                        1,205,379     (1,046,065)
  4,569,758              3,422,640      5,084,696      3,392,636                        2,187,257      3,233,322
-------------- ---------------------- -------------- -------------- -------------------------------- --------------
$ 5,585,124            $ 4,569,758    $ 3,422,640    $ 4,469,898                      $ 3,392,636    $ 2,187,257
============== ====================== ============== ============== ================================ ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                              MIST HARRIS OAKMARK INTERNATIONAL
                                                                     INVESTMENT DIVISION
                                                     ---------------------------------------------------------
                                                             2010                   2009               2008
                                                     --------------- ---------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 343,311            $ 1,418,689          $ 242,385
  Net realized gains (losses)                            (312,283)            (1,294,657)         2,675,287
  Change in unrealized gains (losses) on investments    4,235,035              8,897,628        (13,913,907)
                                                     --------------- ---------------------- ------------------
     Net increase (decrease) in net assets resulting
       from operations                                  4,266,063              9,021,660        (10,996,235)
                                                     --------------- ---------------------- ------------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          4,074,673              4,204,850          5,154,234
  Net transfers (including fixed account)                 669,473                154,538         (2,283,317)
  Policy charges                                       (1,796,257)            (1,715,379)        (1,786,246)
  Transfers for policy benefits and terminations       (2,128,605)            (1,050,988)          (944,552)
                                                     --------------- ---------------------- ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           819,284              1,593,020            140,119
                                                     --------------- ---------------------- ------------------
     Net increase (decrease) in net assets              5,085,347             10,614,681        (10,856,116)
NET ASSETS:
  Beginning of year                                    26,459,351             15,844,670         26,700,786
                                                     --------------- ---------------------- ------------------
  End of year                                        $ 31,544,698           $ 26,459,351       $ 15,844,670
                                                     =============== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH           MIST LORD ABBETT GROWTH AND INCOME
               INVESTMENT DIVISION                                  INVESTMENT DIVISION
---------------------------------------------------- -------------------------------------------------------
       2010                   2009           2008           2010                   2009              2008
-------------- ---------------------- -------------- -------------- ---------------------- -----------------
  $ (53,638)             $ (40,420)     $ (56,576)     $ (69,544)              $ 86,241          $ 70,536
    (57,251)              (166,346)       (18,149)       (79,021)              (261,167)          472,182
  1,583,027              1,815,976     (3,076,964)       921,874                894,542        (2,888,440)
-------------- ---------------------- -------------- -------------- ---------------------- -----------------
  1,472,138              1,609,210     (3,151,689)       773,309                719,616        (2,345,722)
-------------- ---------------------- -------------- -------------- ---------------------- -----------------
    897,883              1,020,767      1,253,068        427,886                455,197           479,313
   (116,646)              (178,569)       (80,248)       (66,707)               (56,090)          (17,411)
   (490,095)              (500,322)      (526,115)       (66,379)              (175,840)         (146,058)
   (464,163)              (374,454)      (342,790)        (7,059)               (15,683)          (23,697)
-------------- ---------------------- -------------- -------------- ---------------------- -----------------
   (173,021)               (32,578)       303,915        287,741                207,584           292,147
-------------- ---------------------- -------------- -------------- ---------------------- -----------------
  1,299,117              1,576,632     (2,847,774)     1,061,050                927,200        (2,053,575)
  6,533,459              4,956,827      7,804,601      5,163,011              4,235,811         6,289,386
-------------- ---------------------- -------------- -------------- ---------------------- -----------------
$ 7,832,576            $ 6,533,459    $ 4,956,827    $ 6,224,061            $ 5,163,011       $ 4,235,811
============== ====================== ============== ============== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                     MIST CLARION GLOBAL REAL ESTATE
                                                                                 INVESTMENT DIVISION
                                                     ------------------------------------------------------------------
                                                             2010                               2009            2008
                                                     --------------- ---------------------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 1,391,967                          $ 376,681       $ 192,412
  Net realized gains (losses)                            (571,095)                        (1,092,248)        947,022
  Change in unrealized gains (losses) on investments    1,969,823                          5,493,585      (9,433,208)
                                                     --------------- ---------------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                  2,790,695                          4,778,018      (8,293,774)
                                                     --------------- ---------------------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          3,115,895                          3,655,037       4,540,759
  Net transfers (including fixed account)                  (6,843)                          (802,883)        360,392
  Policy charges                                       (1,331,035)                        (1,374,865)     (1,606,318)
  Transfers for policy benefits and terminations       (1,474,613)                          (714,297)       (908,507)
                                                     --------------- ---------------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           303,404                            762,992       2,386,326
                                                     --------------- ---------------------------------- ---------------
     Net increase (decrease) in net assets              3,094,099                          5,541,010      (5,907,448)
NET ASSETS:
  Beginning of year                                    18,066,465                         12,525,455      18,432,903
                                                     --------------- ---------------------------------- ---------------
  End of year                                        $ 21,160,564                       $ 18,066,465    $ 12,525,455
                                                     =============== ================================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         MIST MORGAN STANLEY MID CAP GROWTH                     MIST LORD ABBETT MID CAP VALUE
                 INVESTMENT DIVISION                                INVESTMENT DIVISION
------------------------------------------------------ --------------------------------------------------
         2010                   2009           2008         2010                   2009           2008
---------------- ---------------------- -------------- ------------ ---------------------- --------------
   $ (957,593)                $ (870)         $ 267        $ 199                $ 1,558         $ (115)
      336,382                  1,780          2,309        3,236                (38,897)        (9,425)
   31,775,159                 75,648        (17,251)      19,769                 57,059        (38,556)
---------------- ---------------------- -------------- ------------ ---------------------- --------------
   31,153,948                 76,558        (14,675)      23,204                 19,720        (48,096)
---------------- ---------------------- -------------- ------------ ---------------------- --------------
   16,409,129                 13,014             31        6,334                 75,266          6,403
  174,856,480                208,259             36      (18,047)               (77,923)        79,533
   (9,530,730)                (2,906)          (162)      (3,822)                (4,803)        (4,269)
   (9,440,323)                (5,098)            (1)          --                   (590)        (8,220)
---------------- ---------------------- -------------- ------------ ---------------------- --------------
  172,294,556                213,269            (96)     (15,535)                (8,050)        73,447
---------------- ---------------------- -------------- ------------ ---------------------- --------------
  203,448,504                289,827        (14,771)       7,669                 11,670         25,351
      306,427                 16,600         31,371      103,521                 91,851         66,500
---------------- ---------------------- -------------- ------------ ---------------------- --------------
$ 203,754,931              $ 306,427       $ 16,600    $ 111,190              $ 103,521       $ 91,851
================ ====================== ============== ============ ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                                    INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                            2010                   2009            2008
                                                     -------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                           $ 1,081                  $ 839           $ 888
  Net realized gains (losses)                             42,370                (14,175)            153
  Change in unrealized gains (losses) on investments     198,929                152,916        (119,764)
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                   242,380                139,580        (118,723)
                                                     -------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           152,265                 57,631          48,914
  Net transfers (including fixed account)                298,003                486,247          30,930
  Policy charges                                         (17,684)               (12,877)        (11,149)
  Transfers for policy benefits and terminations            (369)               (13,418)        (87,205)
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          432,215                517,583         (18,510)
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets               674,595                657,163        (137,233)
NET ASSETS:
  Beginning of year                                      900,994                243,831         381,064
                                                     -------------- ---------------------- ---------------
  End of year                                        $ 1,575,589              $ 900,994       $ 243,831
                                                     ============== ====================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

    MIST OPPENHEIMER CAPITAL APPRECIATION                            MIST LEGG MASON VALUE EQUITY
                      INVESTMENT DIVISION                                     INVESTMENT DIVISION
----------------------------------------------------- -------------------------------------------------------------
       2010                   2009            2008           2010                            2009           2008
-------------- ---------------------- --------------- -------------- ------------------------------- --------------
   $ (2,663)             $ (10,277)       $ 30,626       $ 57,392                        $ 32,368      $ (20,992)
    (39,996)              (109,001)        189,066       (148,382)                       (273,743)        40,963
    190,578                558,202        (860,586)       390,845                       1,354,429     (3,108,496)
-------------- ---------------------- --------------- -------------- ------------------------------- --------------
    147,919                438,924        (640,894)       299,855                       1,113,054     (3,088,525)
-------------- ---------------------- --------------- -------------- ------------------------------- --------------
    304,670                338,372         373,345        741,153                         817,337        938,630
    (75,809)               205,296         325,069         90,931                         (92,993)       186,585
   (119,410)              (126,102)       (131,344)      (323,856)                       (317,442)      (346,212)
   (109,397)               (66,149)        (40,306)      (302,171)                       (208,119)      (338,027)
-------------- ---------------------- --------------- -------------- ------------------------------- --------------
         54                351,417         526,764        206,057                         198,783        440,976
-------------- ---------------------- --------------- -------------- ------------------------------- --------------
    147,973                790,341        (114,130)       505,912                       1,311,837     (2,647,549)
  1,631,638                841,297         955,427      4,100,190                       2,788,353      5,435,902
-------------- ---------------------- --------------- -------------- ------------------------------- --------------
$ 1,779,611            $ 1,631,638       $ 841,297    $ 4,606,102                     $ 4,100,190    $ 2,788,353
============== ====================== =============== ============== =============================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                    MIST SSGA GROWTH ETF
                                                                     INVESTMENT DIVISION
                                                     ---------------------------------------------------
                                                            2010                    2009         2008
                                                     -------------- ----------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 16,282                 $ 7,006      $ 4,529
  Net realized gains (losses)                             12,378                 (20,730)     (21,051)
  Change in unrealized gains (losses) on investments     271,601                 309,775     (210,490)
                                                     -------------- ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                   300,261                 296,051     (227,012)
                                                     -------------- ----------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           426,740                 229,022      168,313
  Net transfers (including fixed account)                479,704                 921,197      (72,658)
  Policy charges                                        (144,844)                (75,749)     (43,964)
  Transfers for policy benefits and terminations        (171,487)                (38,845)      (6,807)
                                                     -------------- ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          590,113               1,035,626       44,884
                                                     -------------- ----------------------- ------------
     Net increase (decrease) in net assets               890,374               1,331,676     (182,128)
NET ASSETS:
  Beginning of year                                    1,789,007                 457,331      639,459
                                                     -------------- ----------------------- ------------
  End of year                                        $ 2,679,381             $ 1,789,007    $ 457,331
                                                     ============== ======================= ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

          MIST SSGA GROWTH AND INCOME ETF                   MIST PIMCO INFLATION PROTECTED BOND
               INVESTMENT DIVISION                                   INVESTMENT DIVISION
----------------------------------------------------- ------------------------------------------------------
       2010                   2009            2008           2010                   2009             2008
-------------- ---------------------- --------------- -------------- ---------------------- ----------------
   $ 12,293                $ 6,273         $ 4,258      $ 146,674              $ 194,864         $ 95,597
     16,158                  3,801         (36,815)       281,279                (46,474)         (94,032)
    322,318                204,020         (94,558)       130,473                877,182         (678,454)
-------------- ---------------------- --------------- -------------- ---------------------- ----------------
    350,769                214,094        (127,115)       558,426              1,025,572         (676,889)
-------------- ---------------------- --------------- -------------- ---------------------- ----------------
    471,109                200,034         163,517      1,208,996              1,284,337          878,509
  1,821,735                921,708          17,087        587,680                842,827        4,986,265
   (188,226)               (67,668)        (43,029)      (577,592)              (561,645)        (339,089)
   (217,589)               (23,508)        (19,484)      (699,416)              (379,813)        (237,169)
-------------- ---------------------- --------------- -------------- ---------------------- ----------------
  1,887,029              1,030,566         118,091        519,668              1,185,706        5,288,516
-------------- ---------------------- --------------- -------------- ---------------------- ----------------
  2,237,798              1,244,660          (9,024)     1,078,094              2,211,278        4,611,627
  1,581,109                336,449         345,473      7,734,444              5,523,166          911,539
-------------- ---------------------- --------------- -------------- ---------------------- ----------------
$ 3,818,907            $ 1,581,109       $ 336,449    $ 8,812,538            $ 7,734,444      $ 5,523,166
============== ====================== =============== ============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                   MIST BLACKROCK LARGE CAP CORE
                                                                      INVESTMENT DIVISION
                                                     -----------------------------------------------------------
                                                              2010                   2009                2008
                                                     ---------------- ---------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 1,615,609            $ 2,132,876          $ (317,267)
  Net realized gains (losses)                           (7,248,214)           (10,716,690)          9,729,334
  Change in unrealized gains (losses) on investments    38,497,976             54,384,062        (169,653,539)
                                                     ---------------- ---------------------- -------------------
     Net increase (decrease) in net assets resulting
       from operations                                  32,865,371             45,800,248        (160,241,472)
                                                     ---------------- ---------------------- -------------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          34,809,861             38,206,877          42,625,658
  Net transfers (including fixed account)               (2,767,361)            (5,847,879)         (7,982,176)
  Policy charges                                       (25,759,862)           (26,968,042)        (28,104,995)
  Transfers for policy benefits and terminations       (21,236,249)           (18,412,707)        (24,473,418)
                                                     ---------------- ---------------------- -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (14,953,611)           (13,021,751)        (17,934,931)
                                                     ---------------- ---------------------- -------------------
     Net increase (decrease) in net assets              17,911,760             32,778,497        (178,176,403)
NET ASSETS:
  Beginning of year                                    291,577,776            258,799,279         436,975,682
                                                     ---------------- ---------------------- -------------------
  End of year                                        $ 309,489,536          $ 291,577,776       $ 258,799,279
                                                     ================ ====================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                   MIST JANUS FORTY                               MIST DREMAN SMALL CAP VALUE
                INVESTMENT DIVISION                                       INVESTMENT DIVISION
----------------------------------------------------- -------------------------------------------------------------
        2010                   2009           2008        2010                           2009            2008 (a)
--------------- ---------------------- -------------- ----------- ------------------------------ ------------------
   $ 119,973              $ (75,162)     $ 249,198       $ (48)                        $ (427)              $ --
     (41,591)              (540,105)       (35,061)        403                         58,177                (10)
   1,120,682              3,887,171     (4,523,728)      3,392                          2,844                  6
--------------- ---------------------- -------------- ----------- ------------------------------ ------------------
   1,199,064              3,271,904     (4,309,591)      3,747                         60,594                 (4)
--------------- ---------------------- -------------- ----------- ------------------------------ ------------------
   2,241,409              2,031,808      1,649,448       2,082                            412                 --
     410,883              1,027,089      7,003,261       6,849                        240,274                114
    (908,738)              (846,828)      (590,128)     (2,325)                        (5,500)                --
    (788,374)              (298,955)      (325,545)         --                       (278,764)                10
--------------- ---------------------- -------------- ----------- ------------------------------ ------------------
     955,180              1,913,115      7,737,036       6,606                        (43,578)               124
--------------- ---------------------- -------------- ----------- ------------------------------ ------------------
   2,154,244              5,185,018      3,427,445      10,353                         17,016                120
  12,100,411              6,915,393      3,487,948      17,136                            120                 --
--------------- ---------------------- -------------- ----------- ------------------------------ ------------------
$ 14,254,655           $ 12,100,411    $ 6,915,393    $ 27,489                       $ 17,136              $ 120
=============== ====================== ============== =========== ============================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                     MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                         INVESTMENT DIVISION
                                                     --------------------------------------------------
                                                          2010                   2009        2008 (a)
                                                     ------------ ---------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 3,146                   $ --          $ 368
  Net realized gains (losses)                            1,822                    (28)           (90)
  Change in unrealized gains (losses) on investments    26,193                 14,667         (1,781)
                                                     ------------ ---------------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                  31,161                 14,639         (1,503)
                                                     ------------ ---------------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         105,391                 30,361            302
  Net transfers (including fixed account)               89,836                167,911         12,281
  Policy charges                                       (11,710)                (9,727)          (973)
  Transfers for policy benefits and terminations            --                   (563)            --
                                                     ------------ ---------------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        183,517                187,982         11,610
                                                     ------------ ---------------------- --- ----------
     Net increase (decrease) in net assets             214,678                202,621         10,107
NET ASSETS:
  Beginning of year                                    212,728                 10,107             --
                                                     ------------ ---------------------- --------------
  End of year                                        $ 427,406              $ 212,728       $ 10,107
                                                     ============ ====================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  MIST AMERICAN FUNDS GROWTH ALLOCATION            MIST AMERICAN FUNDS MODERATE ALLOCATION
                    INVESTMENT DIVISION                                INVESTMENT DIVISION
-------------------------------------------------- --------------------------------------------------
     2010                   2009        2008 (a)        2010                   2009        2008 (a)
------------ ---------------------- -------------- ------------ ---------------------- --------------
  $ 2,434                   $ --          $ 644      $ 2,501                   $ --          $ 165
    5,990                  1,298             12          646                    370            (29)
   79,550                 20,909            (48)      16,902                 11,101           (130)
------------ ---------------------- -------------- ------------ ---------------------- --------------
   87,974                 22,207            608       20,049                 11,471              6
------------ ---------------------- -------------- ------------ ---------------------- --------------
  355,048                 87,422          2,162      103,657                 36,169          3,061
  223,657                 36,431         14,336       70,020                 57,483          2,966
  (93,195)               (24,118)        (1,358)     (37,265)               (13,816)        (1,421)
   (2,170)                (2,703)            (1)      (2,260)                   (21)            (5)
------------ ---------------------- -------------- ------------ ---------------------- --------------
  483,340                 97,032         15,139      134,152                 79,815          4,601
------------ ---------------------- -------------- ------------ ---------------------- --------------
  571,314                119,239         15,747      154,201                 91,286          4,607
  134,986                 15,747             --       95,893                  4,607             --
------------ ---------------------- -------------- ------------ ---------------------- --------------
$ 706,300              $ 134,986       $ 15,747    $ 250,094               $ 95,893        $ 4,607
============ ====================== ============== ============ ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  MIST MET/FRANKLIN INCOME
                                                                       INVESTMENT DIVISION
                                                     ----------------------------------------------------
                                                          2010                        2009     2008 (a)
                                                     ------------ --------------------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 3,216                        $ --       $ 469
  Net realized gains (losses)                              823                          54         (63)
  Change in unrealized gains (losses) on investments    10,272                       9,507      (2,459)
                                                     ------------ --------------------------- -----------
     Net increase (decrease) in net assets resulting
       from operations                                  14,311                       9,561      (2,053)
                                                     ------------ --------------------------- -----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          28,894                      13,515       2,138
  Net transfers (including fixed account)               66,675                      19,688      20,690
  Policy charges                                       (12,613)                     (6,238)     (1,315)
  Transfers for policy benefits and terminations        (1,480)                       (482)          1
                                                     ------------ --------------------------- -----------
     Net increase (decrease) in net assets resulting
       from policy transactions                         81,476                      26,483      21,514
                                                     ------------ --------------------------- -----------
     Net increase (decrease) in net assets              95,787                      36,044      19,461
NET ASSETS:
  Beginning of year                                     55,505                      19,461          --
                                                     ------------ --------------------------- -----------
  End of year                                        $ 151,292                    $ 55,505    $ 19,461
                                                     ============ =========================== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         MIST MET/FRANKLIN MUTUAL SHARES            MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
                     INVESTMENT DIVISION                                      INVESTMENT DIVISION
--------------------------------------------------- ------------------------------------------------
      2010                   2009        2008 (a)        2010                   2009      2008 (a)
------------- ---------------------- -------------- ------------ ---------------------- ------------
      $ --                   $ --          $ 234         $ --                   $ --        $ 207
       683                    (91)           (83)       1,546                    565          (21)
     4,077                  4,710         (2,584)      23,230                 14,572         (146)
------------- ---------------------- -------------- ------------ ---------------------- ------------
     4,760                  4,619         (2,433)      24,776                 15,137           40
------------- ---------------------- -------------- ------------ ---------------------- ------------
    13,024                  8,704          4,224       25,504                 18,400          940
    22,360                  6,499          7,195       21,917                159,413       10,164
    (6,571)                (3,313)          (946)      (6,972)                (7,871)        (459)
      (811)                  (293)            24           --                   (705)          (4)
------------- ---------------------- -------------- ------------ ---------------------- ------------
    28,002                 11,597         10,497       40,449                169,237       10,641
------------- ---------------------- -------------- ------------ ---------------------- ------------
    32,762                 16,216          8,064       65,225                184,374       10,681
    24,280                  8,064             --      195,055                 10,681           --
------------- ---------------------- -------------- ------------ ---------------------- ------------
  $ 57,042               $ 24,280        $ 8,064    $ 260,280              $ 195,055     $ 10,681
============= ====================== ============== ============ ====================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                 MIST MET/TEMPLETON GROWTH
                                                                       INVESTMENT DIVISION
                                                     ---------------------------------------------------
                                                         2010                         2009    2008 (a)
                                                     ----------- ---------------------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 305                          $ 2       $ 18
  Net realized gains (losses)                             125                          (60)       (39)
  Change in unrealized gains (losses) on investments    3,904                        3,117       (322)
                                                     ----------- ---------------------------- ----------
     Net increase (decrease) in net assets resulting
       from operations                                  4,334                        3,059       (343)
                                                     ----------- ---------------------------- ----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         18,420                       14,327      1,057
  Net transfers (including fixed account)              12,049                        2,568      2,915
  Policy charges                                       (5,335)                      (3,419)      (442)
  Transfers for policy benefits and terminations         (173)                        (526)         1
                                                     ----------- ---------------------------- ----------
     Net increase (decrease) in net assets resulting
       from policy transactions                        24,961                       12,949      3,531
                                                     ----------- ---------------------------- ----------
     Net increase (decrease) in net assets             29,295                       16,009      3,188
NET ASSETS:
  Beginning of year                                    19,197                        3,188         --
                                                     ----------- ---------------------------- ----------
  End of year                                        $ 48,492                     $ 19,197    $ 3,188
                                                     =========== ============================ ==========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

     MIST PIONEER FUND                AMERICAN CENTURY VP VISTA
   INVESTMENT DIVISION                      INVESTMENT DIVISION
------------------------------------- -----------------------------------------
     2010      2009 (d)       2010                         2009         2008
------------ ------------ ----------- ---------------------------- ------------
  $ 1,005       $ (580)     $ (519)                      $ (472)      $ (285)
    6,067        1,986      12,351                      (47,927)         204
   25,716       48,304      (1,947)                      67,433      (65,328)
------------ ------------ ----------- ---------------------------- ------------
   32,788       49,710       9,885                       19,034      (65,409)
------------ ------------ ----------- ---------------------------- ------------
    4,871        9,778      13,202                   110,074.00    13,124.00
  (26,206)     197,145     (83,499)                     (53,969)     106,780
   (4,729)      (2,535)     (2,550)                      (4,572)      (3,919)
       --      (14,962)     (9,338)                      (3,305)        (516)
------------ ------------ ----------- ---------------------------- ------------
  (26,064)     189,426     (82,185)                      48,228      115,469
------------ ------------ ----------- ---------------------------- ------------
    6,724      239,136     (72,300)                      67,262       50,060
  239,136           --     146,455                       79,193       29,133
------------ ------------ ----------- ---------------------------- ------------
$ 245,860    $ 239,136    $ 74,155                    $ 146,455     $ 79,193
============ ============ =========== ============================ ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  DELAWARE VIP SMALL CAP VALUE
                                                                           INVESTMENT DIVISION
                                                     ---------------------------------------------------------
                                                          2010                            2009         2008
                                                     ------------ ------------------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ (561)                        $ 2,698        $ 195
  Net realized gains (losses)                           10,618                        (324,068)     (88,810)
  Change in unrealized gains (losses) on investments    49,508                         372,833     (269,207)
                                                     ------------ ------------------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                  59,565                          51,463     (357,822)
                                                     ------------ ------------------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          10,701                          60,157      119,309
  Net transfers (including fixed account)               93,641                        (501,693)      78,642
  Policy charges                                        (6,802)                        (11,186)     (21,619)
  Transfers for policy benefits and terminations            --                          (5,015)    (210,049)
                                                     ------------ ------------------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         97,540                        (457,737)     (33,717)
                                                     ------------ ------------------------------- ------------
     Net increase (decrease) in net assets             157,105                        (406,274)    (391,539)
NET ASSETS:
  Beginning of year                                    228,031                         634,305    1,025,844
                                                     ------------ ------------------------------- ------------
  End of year                                        $ 385,136                       $ 228,031    $ 634,305
                                                     ============ =============================== ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             DREYFUS VIF INTERNATIONAL VALUE                              GOLDMAN SACHS MID CAP VALUE
                         INVESTMENT DIVISION                                      INVESTMENT DIVISION
------------------------------------------------------------ --------------------------------------------------------
     2010                               2009         2008         2010                           2009         2008
------------ ---------------------------------- ------------ ------------ ------------------------------ ------------
  $ 2,491                            $ 9,269      $ 8,347        $ 908                        $ 2,747      $ 7,940
  (14,086)                          (185,176)      25,343      (13,608)                      (540,331)    (112,182)
   19,382                            238,024     (268,322)      84,633                        633,578     (486,662)
------------ ---------------------------------- ------------ ------------ ------------------------------ ------------
    7,787                             62,117     (234,632)      71,933                         95,994     (590,904)
------------ ---------------------------------- ------------ ------------ ------------------------------ ------------
      955                             28,115        2,055           --                             --      205,990
  (65,938)                           (85,562)       3,974      (23,223)                      (667,539)     102,395
   (3,082)                            (8,707)     (12,689)      (7,848)                       (13,708)     (27,133)
       --                            (45,781)    (118,241)      (2,114)                          (214)      12,539
------------ ---------------------------------- ------------ ------------ ------------------------------ ------------
  (68,065)                          (111,935)    (124,901)     (33,185)                      (681,461)     293,791
------------ ---------------------------------- ------------ ------------ ------------------------------ ------------
  (60,278)                           (49,818)    (359,533)      38,748                       (585,467)    (297,113)
  291,742                            341,560      701,093      328,341                        913,808    1,210,921
------------ ---------------------------------- ------------ ------------ ------------------------------ ------------
$ 231,464                          $ 291,742    $ 341,560    $ 367,089                      $ 328,341    $ 913,808
============ ================================== ============ ============ ============================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                     GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                 INVESTMENT DIVISION
                                                     ----------------------------------------------------
                                                         2010                   2009              2008
                                                     ----------- ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 100                  $ 551             $ 192
  Net realized gains (losses)                          (7,335)               (17,708)          (34,983)
  Change in unrealized gains (losses) on investments   18,632                 28,044              (655)
                                                     ----------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                 11,397                 10,887           (35,446)
                                                     ----------- ---------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          4,077                 12,573             1,613
  Net transfers (including fixed account)             (33,283)                 4,125            25,177
  Policy charges                                       (1,447)                (1,545)           (2,152)
  Transfers for policy benefits and terminations           --                 (4,928)          (74,323)
                                                     ----------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                       (30,653)                10,225           (49,685)
                                                     ----------- ---------------------- -----------------
     Net increase (decrease) in net assets            (19,256)                21,112           (85,131)
NET ASSETS:
  Beginning of year                                    70,508                 49,396           134,527
                                                     ----------- ---------------------- -----------------
  End of year                                        $ 51,252               $ 70,508          $ 49,396
                                                     =========== ====================== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MFS VIT HIGH INCOME                            MFS VIT GLOBAL EQUITY
             INVESTMENT DIVISION                              INVESTMENT DIVISION
---------------------------------------------- -------------------------------------------------
     2010                   2009       2008         2010                     2009        2008
------------ ---------------------- ---------- ------------ ------------------------ -----------
  $ 8,200                  $ 660    $ 1,594        $ 634                  $ 1,004       $ 225
      680                    326     (3,105)         183                  (11,994)      4,298
    7,331                 21,466     (1,097)      19,523                   27,307     (30,617)
------------ ---------------------- ---------- ------------ ------------------------ -----------
   16,211                 22,452     (2,608)      20,340                   16,317     (26,094)
------------ ---------------------- ---------- ------------ ------------------------ -----------
       --                  3,777        696       28,453                   20,456      16,644
     (706)                90,405     (8,416)     103,015                   (9,035)      8,770
   (1,293)                  (684)      (180)      (2,360)                  (1,544)     (2,425)
       --                 (1,164)    (8,325)      (1,538)                  (5,469)     (3,305)
------------ ---------------------- ---------- ------------ ------------------------ -----------
   (1,999)                92,334    (16,225)     127,570                    4,408      19,684
------------ ---------------------- ---------- ------------ ------------------------ -----------
   14,212                114,786    (18,833)     147,910                   20,725      (6,410)
  117,897                  3,111     21,944       78,884                   58,159      64,569
------------ ---------------------- ---------- ------------ ------------------------ -----------
$ 132,109              $ 117,897    $ 3,111    $ 226,794                 $ 78,884    $ 58,159
============ ====================== ========== ============ ======================== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  MFS VIT NEW DISCOVERY
                                                                    INVESTMENT DIVISION
                                                     ------------------------------------------------
                                                          2010                     2009       2008
                                                     ------------ ------------------------ ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ (340)                   $ (27)     $ (11)
  Net realized gains (losses)                              544                    1,560        539
  Change in unrealized gains (losses) on investments    28,843                    3,314     (1,817)
                                                     ------------ ------------------------ ----------
     Net increase (decrease) in net assets resulting
       from operations                                  29,047                    4,847     (1,289)
                                                     ------------ ------------------------ ----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           8,926                      564         --
  Net transfers (including fixed account)               94,362                      (83)        --
  Policy charges                                        (2,441)                    (178)       (37)
  Transfers for policy benefits and terminations            --                   (2,063)        (1)
                                                     ------------ ------------------------ ----------
     Net increase (decrease) in net assets resulting
       from policy transactions                        100,847                   (1,760)       (38)
                                                     ------------ ------------------------ ----------
     Net increase (decrease) in net assets             129,894                    3,087     (1,327)
NET ASSETS:
  Beginning of year                                      5,029                    1,942      3,269
                                                     ------------ ------------------------ ----------
  End of year                                        $ 134,923                  $ 5,029    $ 1,942
                                                     ============ ======================== ==========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                  MFS VIT VALUE                         WELLS FARGO VT TOTAL RETURN BOND
            INVESTMENT DIVISION                                      INVESTMENT DIVISION
---------------------------------------------- ----------------------------------------------------
    2010                   2009        2008           2010                   2009           2008
----------- ---------------------- ----------- -------------- ---------------------- --------------
   $ 676                  $ 546    $ 10,029       $ 23,065               $ 16,897        $ 6,923
    (552)                (1,224)     18,395         34,459                  5,219           (532)
   7,585                 14,082     (26,364)       (12,496)                23,526         (2,943)
----------- ---------------------- ----------- -------------- ---------------------- --------------
   7,709                 13,404       2,060         45,028                 45,642          3,448
----------- ---------------------- ----------- -------------- ---------------------- --------------
      --                     --      (5,064)       158,432                124,039         41,989
      --                     --      55,984        386,034                234,843         50,132
  (2,613)                (2,736)     (3,817)       (15,907)               (14,024)        (4,589)
      (2)                    (1)    (31,762)       (26,909)               (39,437)       (20,785)
----------- ---------------------- ----------- -------------- ---------------------- --------------
  (2,615)                (2,737)     15,341        501,650                305,421         66,747
----------- ---------------------- ----------- -------------- ---------------------- --------------
   5,094                 10,667      17,401        546,678                351,063         70,195
  74,001                 63,334      45,933        534,737                183,674        113,479
----------- ---------------------- ----------- -------------- ---------------------- --------------
$ 79,095               $ 74,001    $ 63,334    $ 1,081,415              $ 534,737      $ 183,674
=========== ====================== =========== ============== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                  PIONEER VCT EMERGING MARKETS
                                                                           INVESTMENT DIVISION
                                                     ---------------------------------------------------------
                                                          2010                            2009      2008 (a)
                                                     ------------ ------------------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                       $ (10,583)                        $ 3,201       $ (141)
  Net realized gains (losses)                           75,682                           8,989         (554)
  Change in unrealized gains (losses) on investments    68,690                         311,181      (40,541)
                                                     ------------ ------------------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                 133,789                         323,371      (41,236)
                                                     ------------ ------------------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         102,565                          70,484           25
  Net transfers (including fixed account)               72,459                         258,993      213,338
  Policy charges                                       (14,156)                        (19,519)      (1,388)
  Transfers for policy benefits and terminations       (82,614)                        (15,065)     (16,880)
                                                     ------------ ------------------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         78,254                         294,893      195,095
                                                     ------------ ------------------------------- ------------
     Net increase (decrease) in net assets             212,043                         618,264      153,859
NET ASSETS:
  Beginning of year                                    772,123                         153,859           --
                                                     ------------ ------------------------------- ------------
  End of year                                        $ 984,166                       $ 772,123    $ 153,859
                                                     ============ =============================== ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT MID CAP VALUE        ROYCE MICRO-CAP     ROYCE SMALL-CAP
      INVESTMENT DIVISION    INVESTMENT DIVISION         INVESTMENT DIVISION
---------------------------- ---------------------- ---------------------------
    2010          2009 (b)               2010 (f)        2010        2009 (g)
----------- ---------------- ---------------------- ------------ --------------
   $ 504            $ (34)               $ 5,040       $ (860)         $ (57)
     313               32                    197        2,111             16
  14,039            2,439                 61,964       63,066          2,984
----------- ---------------- ---------------------- ------------ --------------
  14,856            2,437                 67,201       64,317          2,943
----------- ---------------- ---------------------- ------------ --------------
   7,217               --                 53,592       22,886         13,726
  59,471           19,671                236,555      257,401         42,530
  (3,451)            (582)                (4,223)      (6,872)          (728)
     (18)            (123)                (4,416)      (3,061)            --
----------- ---------------- ---------------------- ------------ --------------
  63,219           18,966                281,508      270,354         55,528
----------- ---------------- ---------------------- ------------ --------------
  78,075           21,403                348,709      334,671         58,471
  21,403               --                     --       58,471             --
----------- ---------------- ---------------------- ------------ --------------
$ 99,478         $ 21,403              $ 348,709    $ 393,142       $ 58,471
=========== ================ ====================== ============ ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008

                                                                              UIF EMERGING MARKETS DEBT
                                                                                    INVESTMENT DIVISION
                                                                              ----------------------------
                                                                                 2010           2009 (g)
                                                                              ---------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                                  $ 287              $ 68
  Net realized gains (losses)                                                      87                32
  Change in unrealized gains (losses) on investments                              318                95
                                                                              ---------- -----------------
     Net increase (decrease) in net assets resulting from operations              692               195
                                                                              ---------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners                                  2,057               803
  Net transfers (including fixed account)                                          --             6,688
  Policy charges                                                               (1,064)             (131)
  Transfers for policy benefits and terminations                                  (89)           (1,808)
                                                                              ---------- -----------------
     Net increase (decrease) in net assets resulting from policy transactions     904             5,552
                                                                              ---------- -----------------
     Net increase (decrease) in net assets                                      1,596             5,747
NET ASSETS:
  Beginning of year                                                             5,747                --
                                                                              ---------- -----------------
  End of year                                                                 $ 7,343           $ 5,747
                                                                              ========== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

UIF EMERGING MARKETS EQUITY    PIMCO VIT LOW DURATION
        INVESTMENT DIVISION       INVESTMENT DIVISION
------------------------------ -------------------------
     2010           2009 (g)        2010      2009 (d)
------------ ----------------- ------------ ------------
    $ 238             $ (17)     $ 9,408      $ 9,485
      899               480        2,729       33,086
   38,992             1,146       23,685        1,601
------------ ----------------- ------------ ------------
   40,129             1,609       35,822       44,172
------------ ----------------- ------------ ------------
    2,451               803           --           --
  157,781             6,231           32      696,037
   (6,947)           (1,164)      (8,069)      (3,966)
   (1,388)           (1,836)          --       (1,497)
------------ ----------------- ------------ ------------
  151,897             4,034       (8,037)     690,574
------------ ----------------- ------------ ------------
  192,026             5,643       27,785      734,746
    5,643                --      734,746           --
------------ ----------------- ------------ ------------
$ 197,669           $ 5,643    $ 762,531    $ 734,746
============ ================= ============ ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Department of Insurance.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Metropolitan Series Fund, Inc. ("MSF")*
Janus Aspen Series ("Janus Aspen")
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco
V.I.")+
Franklin Templeton Variable Insurance Products Trust("FTVIPT")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") Fidelity Variable Insurance Products ("Fidelity VIP")
American Funds Insurance Series ("American Funds")
Met Investors Series Trust ("MIST")*
American Century Variable Portfolios, Inc. ("American Century VP")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
MFS Variable Insurance Trust ("MFS VIT")
Wells Fargo Variable Trust ("Wells Fargo VT")
Oppenheimer Variable Account Funds ("Oppenheimer VA")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
The Universal Institutional Funds, Inc. ("UIF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Legg Mason Partners Variable Equity Trust ("LMPVET")

+Formerly named AIM Variable Insurance Funds ("AIM V.I.)
*See Note 5 for discussion of additional information on related party transactions.

NAME CHANGES:

The following portfolios were affected by a trust name change during the year ended December 31, 2010:

FORMER NAME                         NEW NAME
----------------------------------  ---------------------------------------
AIM V.I. Global Real Estate Fund    Invesco V.I. Global Real Estate Fund
AIM V.I. International Growth Fund  Invesco V.I. International Growth Fund

REORGANIZATION:
During the year ended December 31, 2010, all of the portfolios of the Van Kampen Life Investment Trust ("Van Kampen LIT") were reorganized into portfolios of Invesco V.I.. As a result of the reorganization, the following name change occurred:

FORMER TRUST                                           NEW TRUST
-----------------------------------------------------  ----------------------------
Van Kampen LIT Government Portfolio                    Invesco V.I. Government Fund

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF INVESTMENT DIVISIONS

A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more


Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2010:

MSF BlackRock Diversified Investment Division
MSF BlackRock Aggressive Growth Investment Division
MSF MetLife Stock Index Investment Division
MSF Artio International Stock Investment Division
MSF T. Rowe Price Small Cap Growth Investment Division
MSF Oppenheimer Global Equity Investment Division
MSF MFS Value Investment Division
MSF Neuberger Berman Mid Cap Value Investment Division
MSF T. Rowe Price Large Cap Growth Investment Division
MSF Barclays Capital Aggregate Bond Index Investment Division
MSF Morgan Stanley EAFE Index Investment Division
MSF Russell 2000 Index Investment Division
MSF Jennison Growth Investment Division
MSF Neuberger Berman Genesis Investment Division
MSF MetLife Mid Cap Stock Index Investment Division
MSF Loomis Sayles Small Cap Growth Investment Division
MSF BlackRock Large Cap Value Investment Division
MSF Davis Venture Value Investment Division
MSF Loomis Sayles Small Cap Core Investment Division
MSF BlackRock Legacy Large Cap Growth Investment Division
MSF BlackRock Bond Income Investment Division
MSF FI Value Leaders Investment Division
MSF Met/Artisan Mid Cap Value Investment Division*
MSF Western Asset Management Strategic Bond Opportunities Investment Division MSF Western Asset Management U.S. Government Investment Division
MSF BlackRock Money Market Investment Division
MSF MFS Total Return Investment Division*
MSF MetLife Conservative Allocation Investment Division*
MSF MetLife Conservative to Moderate Allocation Investment Division*
MSF MetLife Moderate Allocation Investment Division*
MSF MetLife Moderate to Aggressive Allocation Investment Division*
MSF MetLife Aggressive Allocation Investment Division*
Janus Aspen Janus Investment Division
Janus Aspen Balanced Investment Division
Janus Aspen Forty Investment Division
Janus Aspen Overseas Investment Division
Invesco V.I. Global Real Estate Investment Division
Invesco V.I. International Growth Investment Division
Invesco V.I. Government Investment Division
Invesco V.I. Van Kampen Comstock Investment Division**
FTVIPT Templeton Foreign Securities Investment Division
FTVIPT Mutual Global Discovery Securities Investment Division
FTVIPT Templeton Global Bond Securities Investment Division
AllianceBernstein Global Thematic Growth Investment Division
AllianceBernstein Intermediate Bond Investment Division
AllianceBernstein International Value Investment Division**
Fidelity VIP Contrafund Investment Division
Fidelity VIP Asset Manager: Growth Investment Division
Fidelity VIP Investment Grade Bond Investment Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP High Income Investment Division

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)

Fidelity VIP Mid Cap Investment Division
Fidelity VIP Freedom 2010 Investment Division
Fidelity VIP Freedom 2020 Investment Division
Fidelity VIP Freedom 2030 Investment Division
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization Investment Division
American Funds Bond Investment Division
American Funds International Investment Division
American Funds U.S. Government/AAA Rated Securities Investment Division MIST T. Rowe Price Mid Cap Growth Investment Division*
MIST MFS Research International Investment Division*
MIST PIMCO Total Return Investment Division
MIST RCM Technology Investment Division
MIST Lord Abbett Bond Debenture Investment Division
MIST Lazard Mid Cap Investment Division*
MIST Invesco Small Cap Growth Investment Division*
MIST Harris Oakmark International Investment Division
MIST Legg Mason ClearBridge Aggressive Growth Investment Division*
MIST Lord Abbett Growth and Income Investment Division
MIST Clarion Global Real Estate Investment Division*
MIST Morgan Stanley Mid Cap Growth Investment Division
MIST Lord Abbett Mid Cap Value Investment Division
MIST Third Avenue Small Cap Value Investment Division
MIST Oppenheimer Capital Appreciation Investment Division
MIST Legg Mason Value Equity Investment Division
MIST SSgA Growth ETF Investment Division
MIST SSgA Growth and Income ETF Investment Division
MIST PIMCO Inflation Protected Bond Investment Division
MIST BlackRock Large Cap Core Investment Division
MIST Janus Forty Investment Division
MIST Dreman Small Cap Value Investment Division
MIST American Funds Balanced Allocation Investment Division
MIST American Funds Growth Allocation Investment Division
MIST American Funds Moderate Allocation Investment Division
MIST Met/Franklin Income Investment Division
MIST Met/Franklin Mutual Shares Investment Division
MIST Met/Franklin Templeton Founding Strategy Investment Division
MIST Met/Templeton Growth Investment Division
MIST Pioneer Fund Investment Division
American Century VP Vista Investment Division
Delaware VIP Small Cap Value Investment Division
Dreyfus VIF International Value Investment Division
Goldman Sachs Mid Cap Value Investment Division
Goldman Sachs Structured Small Cap Equity Investment Division
MFS VIT High Income Investment Division
MFS VIT Global Equity Investment Division
MFS VIT New Discovery Investment Division
MFS VIT Value Investment Division
Wells Fargo VT Total Return Bond Investment Division
Pioneer VCT Emerging Markets Investment Division
Pioneer VCT Mid Cap Value Investment Division
Royce Micro-Cap Investment Division**
Royce Small-Cap Investment Division
UIF Emerging Markets Debt Investment Division
UIF Emerging Markets Equity Investment Division
PIMCO VIT Low Duration Investment Division

* This Investment Division invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Investment Division began operations during the year ended December 31, 2010.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)

B. The following Investment Divisions had no net assets as of December 31, 2010:

Janus Aspen Enterprise Investment Division
Fidelity VIP Freedom 2015 Investment Division
Fidelity VIP Freedom 2025 Investment Division
Fidelity VIP Freedom 2040 Investment Division
Fidelity VIP Freedom 2050 Investment Division
American Funds High-Income Bond Investment
Division

Oppenheimer VA Main Street Small Cap Investment Division
Putnam VT International Value Investment Division
PIMCO VIT Long-Term U.S. Government Investment Division
LMPVET Investment Counsel Variable Social
Awareness Investment Division

3. PORTFOLIO CHANGES

The following Investment Divisions ceased operations during the year ended December 31, 2010:

MSF FI Mid Cap Opportunities Investment Division
Janus Aspen Perkins Mid Cap Value Investment Division
Wells Fargo VT Money Market Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                    NEW NAME
--------------------------------------------   -----------------------------------------------
(MSF) BlackRock Strategic Value Portfolio      (MSF) Neuberger Berman Genesis Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio      (MIST) Invesco Small Cap Growth Portfolio
(MIST) Legg Mason Partners Aggressive Growth   (MIST) Legg Mason ClearBridge Aggressive Growth
  Portfolio                                      Portfolio
(MIST) Van Kampen Mid Cap Growth Portfolio     (MIST) Morgan Stanley Mid Cap Growth Portfolio
Putnam VT International Growth and Income Fund Putnam VT International Value Fund

MERGERS:

FORMER PORTFOLIO                               NEW PORTFOLIO
--------------------------------------------   -----------------------------------------------
(MSF) FI Mid Cap Opportunities Portfolio       (MIST) Morgan Stanley Mid Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                               NEW PORTFOLIO
--------------------------------------------   -----------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio    (MSF) Met/Artisan Mid Cap Value Portfolio


LIQUIDATIONS:

(Wells Fargo VT) Money Market Fund

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION
The Investment Divisions' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. The Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.

NET TRANSFERS
Funds transferred by the policy owner into or out of the Investment Divisions within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value or each of the Investment Divisions.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2010:

Mortality and Expense Risk         0.00% - 0.90%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a mortality and expense risk charge ranging from 0.30% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as mortality and expense risk charges in the statements of operations of the applicable Investment Divisions. Charges outlined in the section below are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions. Policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Administrative charges range from $0 to $35 and are assessed monthly. For some Policies, a surrender

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years. For these policies, in the first policy year, the maximum surrender charge premium is 75% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders; and in the second and later policy years, it is 100% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders. The surrender charge cannot exceed 100% of the cumulative premiums paid in the first two policy years. If the policy is surrendered in the first two policy years, the Company will deduct 100% of the surrender charge, determined as described above. After the second policy year, the percentage the Company deducts declines until it reaches 0% at the end of the 15th policy year. Most policies offer optional benefits that can be added to the policy by rider. The change for riders that provide life insurance benefits can range from $0.01 to $37.98 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                               SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ----------- ------------- --------------
MSF BlackRock Diversified Investment Division             263,102,792 268,324,200     8,518,236     21,488,733
MSF BlackRock Aggressive Growth Investment Division       200,141,319 170,847,464     2,338,781     16,490,360
MSF MetLife Stock Index Investment Division               671,764,339 679,315,457    47,048,203     49,869,268
MSF Artio International Stock Investment Division          45,766,808  52,665,450     2,105,704      3,842,700
MSF T. Rowe Price Small Cap Growth Investment Division     87,990,296  66,021,182     2,318,086      6,301,609
MSF Oppenheimer Global Equity Investment Division          43,706,628  35,376,212     3,249,970      3,980,518
MSF MFS Value Investment Division                          54,046,050  55,792,485     3,693,963      3,946,394
MSF Neuberger Berman Mid Cap Value Investment Division     77,987,777  67,436,921     3,294,311      5,225,572
MSF T. Rowe Price Large Cap Growth Investment Division     45,774,309  36,407,154     1,214,090      4,584,444
MSF Barclays Capital Aggregate Bond Index Investment
  Division                                                114,484,199 110,654,732    22,625,306     16,711,144
MSF Morgan Stanley EAFE Index Investment Division          65,360,237  60,626,260    10,748,813      7,741,327
MSF Russell 2000 Index Investment Division                 56,596,282  49,485,716     4,271,448      6,680,460
MSF Jennison Growth Investment Division                    15,400,256  13,605,225     1,735,188      1,361,813
MSF Neuberger Berman Genesis Investment Division           78,718,305  99,041,535     2,239,658      4,796,586
MSF MetLife Mid Cap Stock Index Investment Division        65,795,207  56,653,792     4,558,217      5,525,712
MSF Loomis Sayles Small Cap Growth Investment Division      7,430,424   6,878,793       588,154        546,779
MSF BlackRock Large Cap Value Investment Division          12,899,194  14,304,257     1,366,630      1,193,468
MSF Davis Venture Value Investment Division                57,904,627  50,308,964     3,532,125      4,155,257
MSF Loomis Sayles Small Cap Core Investment Division       18,282,803  16,393,945       779,792      1,332,319
MSF BlackRock Legacy Large Cap Growth
  Investment Division                                       7,322,522   5,895,870       955,624        766,286
MSF BlackRock Bond Income Investment Division              84,862,620  83,847,599     6,783,042      7,737,220
MSF FI Value Leaders Investment Division                    6,488,970   7,523,326       768,915        500,892
MSF Met/Artisan Mid Cap Value Investment Division          46,594,385  56,288,922     3,730,063      3,981,454
MSF Western Asset Management Strategic Bond Opportunities
  Investment Division                                      23,786,570  22,267,556     3,765,318      1,826,322
MSF Western Asset Management U.S. Government
  Investment Division                                      16,633,677  16,548,496     1,730,763      1,893,816
MSF BlackRock Money Market Investment Division             29,829,020  29,829,068    39,085,331     44,495,834
MSF MFS Total Return Investment Division                    7,708,232   7,889,884     2,150,016      2,044,235
MSF MetLife Conservative Allocation Investment Division     4,036,489   3,791,063     2,451,236        768,583
MSF MetLife Conservative to Moderate Allocation
  Investment Division                                       6,925,754   6,362,162     2,108,320        898,546
MSF MetLife Moderate Allocation Investment Division        37,214,363  34,152,850     7,290,820      2,263,141
MSF MetLife Moderate to Aggressive Allocation
  Investment Division                                      65,064,142  61,678,297     9,000,879      3,399,802
MSF MetLife Aggressive Allocation Investment Division      13,599,650  13,167,631     2,449,050      1,207,936
Janus Aspen Janus Investment Division                       7,832,027   6,292,276       709,475        408,399
Janus Aspen Balanced Investment Division                    2,526,892   2,362,915     1,410,141        490,563
Janus Aspen Forty Investment Division                       1,212,504   1,058,636       374,848        175,085
Janus Aspen Overseas Investment Division                      375,925     293,550       246,705         20,135
Invesco V.I. Global Real Estate Investment Division         1,597,827   1,900,541       281,030        349,677
Invesco V.I. International Growth Investment Division         272,423     243,626       348,070        122,011
Invesco V.I. Government Investment Division                   105,716     105,181        26,124          9,364
Invesco V.I. Van Kampen Comstock Investment Division (a)       32,084      32,039        62,391         30,405
FTVIPT Templeton Foreign Securities Investment Division     9,245,237   9,032,570     1,298,784        553,148
FTVIPT Mutual Global Discovery Securities
  Investment Division                                         967,459     928,349       735,899        728,462
FTVIPT Templeton Global Bond Securities
  Investment Division                                           3,730       3,662       454,211        458,606
AllianceBernstein Global Thematic Growth
  Investment Division                                         119,520     104,051        64,878         84,747
AllianceBernstein Intermediate Bond Investment Division        43,368      43,089        44,107         29,920
AllianceBernstein International Value Investment Division       1,357       1,269         1,284             16

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                   SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                              ----------- ----------- ------------- --------------
Fidelity VIP Contrafund Investment Division                     2,677,586   2,605,414       618,817      2,359,396
Fidelity VIP Asset Manager: Growth Investment Division          1,905,664   1,601,398       350,953        401,055
Fidelity VIP Investment Grade Bond Investment Division            535,348     551,922     1,216,749        919,692
Fidelity VIP Equity-Income Investment Division                    202,703     193,458        83,560        152,960
Fidelity VIP High Income Investment Division                        4,567       4,414           340         37,262
Fidelity VIP Mid Cap Investment Division                          462,037     375,898       192,649         32,284
Fidelity VIP Freedom 2010 Investment Division                      31,863      28,990        16,287          1,077
Fidelity VIP Freedom 2020 Investment Division                     738,709     529,995        32,723         15,399
Fidelity VIP Freedom 2030 Investment Division                     108,197      93,015       106,748         42,841
American Funds Growth Investment Division                     127,437,891 119,191,240     6,233,209      7,482,387
American Funds Growth-Income Investment Division               73,861,244  74,149,207     4,134,198      3,422,111
American Funds Global Small Capitalization
  Investment Division                                          67,405,396  64,151,822     4,775,557      4,848,239
American Funds Bond Investment Division                         4,365,047   4,437,363     1,139,102        647,988
American Funds International Investment Division                  809,630     757,190       390,086         91,760
American Funds U.S. Government/AAA Rated Securities
  Investment Division                                              37,834      36,967         8,716         63,369
MIST T. Rowe Price Mid Cap Growth Investment Division          21,234,919  17,018,549     1,810,217      2,059,741
MIST MFS Research International Investment Division            13,920,147  15,302,568     1,608,825      2,067,653
MIST PIMCO Total Return Investment Division                    46,602,304  43,438,571     7,076,844      3,959,479
MIST RCM Technology Investment Division                        16,113,864  13,729,827     2,790,890      3,395,885
MIST Lord Abbett Bond Debenture Investment Division            27,673,394  24,784,731     3,982,725      3,898,865
MIST Lazard Mid Cap Investment Division                         5,585,178   5,824,017       595,846        595,212
MIST Invesco Small Cap Growth Investment Division               4,469,864   3,908,949       797,813        592,803
MIST Harris Oakmark International Investment Division          31,544,693  32,145,832     3,407,788      2,246,052
MIST Legg Mason ClearBridge Aggressive Growth
  Investment Division                                           7,832,598   7,150,010       471,892        698,228
MIST Lord Abbett Growth and Income Investment Division          6,220,900   6,986,138       501,908        286,976
MIST Clarion Global Real Estate Investment Division            21,155,496  25,452,280     3,370,800      1,679,748
MIST Morgan Stanley Mid Cap Growth Investment Division        203,751,581 171,918,595   181,166,153      9,832,558
MIST Lord Abbett Mid Cap Value Investment Division                111,198      82,410         7,623         22,956
MIST Third Avenue Small Cap Value Investment Division           1,575,617   1,361,005       877,330        444,016
MIST Oppenheimer Capital Appreciation Investment Division   .   1,779,584   1,857,024       282,601        285,229
MIST Legg Mason Value Equity Investment Division                4,606,141   6,034,715       636,784        373,208
MIST SSgA Growth ETF Investment Division                        2,679,337   2,306,484       875,750        269,381
MIST SSgA Growth and Income ETF Investment Division             3,818,872   3,386,885     2,220,868        321,444
MIST PIMCO Inflation Protected Bond Investment Division         8,812,603   8,434,527     2,469,861      1,583,040
MIST BlackRock Large Cap Core Investment Division             309,489,156 381,618,294     6,951,054     20,284,505
MIST Janus Forty Investment Division                           14,254,609  13,582,405     2,738,764      1,663,638
MIST Dreman Small Cap Value Investment Division                    27,494      21,252        10,026          3,466
MIST American Funds Balanced Allocation
  Investment Division                                             427,409     388,329       209,126         22,345
MIST American Funds Growth Allocation Investment Division         706,302     605,891       546,597         60,823
MIST American Funds Moderate Allocation
  Investment Division                                             250,096     222,223       144,861          8,208
MIST Met/Franklin Income Investment Division                      151,295     133,975        90,123          4,997
MIST Met/Franklin Mutual Shares Investment Division                57,045      50,842        31,238          2,657
MIST Met/Franklin Templeton Founding Strategy
  Investment Division                                             260,281     222,625        56,837         16,387
MIST Met/Templeton Growth Investment Division                      48,494      41,795        26,766          1,499
MIST Pioneer Fund Investment Division                             245,287     171,267         6,857         31,995
American Century VP Vista Investment Division                      69,257      61,694        60,206        147,832
Delaware VIP Small Cap Value Investment Division                  385,135     354,726       261,673        164,693
Dreyfus VIF International Value Investment Division               231,499     264,043         7,776         73,348
Goldman Sachs Mid Cap Value Investment Division                   367,130     410,086         2,264         34,533

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                        SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                     --------- ------------- ------------- --------------
Goldman Sachs Structured Small Cap Equity
  Investment Division                                   51,282        46,862         4,341         34,881
MFS VIT High Income Investment Division                132,571       105,302        10,141          3,882
MFS VIT Global Equity Investment Division              226,835       210,592       201,962         73,751
MFS VIT New Discovery Investment Division              134,934       104,942       105,171          4,660
MFS VIT Value Investment Division                       79,100        85,643           969          2,907
Wells Fargo VT Total Return Bond Investment Division 1,081,377     1,071,578       920,218        371,858
Pioneer VCT Emerging Markets Investment Division       983,753       644,423       292,305        225,049
Pioneer VCT Mid Cap Value Investment Division           99,492        83,013        68,084          4,348
Royce Micro-Cap Investment Division (b)                348,711       286,746       291,230          4,681
Royce Small-Cap Investment Division                    393,157       327,107       433,307        163,799
UIF Emerging Markets Debt Investment Division            7,345         6,932         3,126          1,934
UIF Emerging Markets Equity Investment Division        197,671       157,533       160,270          8,134
PIMCO VIT Low Duration Investment Division             762,323       737,037        14,655         10,848

(a) For the period May 3, 2010 to December 31, 2010.

(b) Commenced November 10, 2008 and began transactions in 2010.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                                MSF BLACKROCK DIVERSIFIED                                  MSF BLACKROCK AGGRESSIVE GROWTH
                                      INVESTMENT DIVISION                                              INVESTMENT DIVISION
                        -------------------------------------------------- --------------------------------------------------
                              2010                   2009          2008          2010                   2009          2008
                        ------------- ---------------------- ------------- ------------- ---------------------- -------------
Units beginning of year 11,480,151             12,136,197    12,715,624     9,655,662             10,226,808    10,673,487
Units issued and
  transferred from
  other funding options  7,504,390              5,841,981     3,715,948     5,730,219              4,486,979     2,758,625
Units redeemed and
  transferred to other
  funding options       (8,158,313)            (6,498,027)   (4,295,375)   (6,375,375)            (5,058,125)   (3,205,304)
                        ------------- ---------------------- ------------- ------------- ---------------------- -------------
Units end of year       10,826,228             11,480,151    12,136,197     9,010,506              9,655,662    10,226,808

                                     MSF T. ROWE PRICE SMALL CAP GROWTH        MSF OPPENHEIMER GLOBAL EQUITY
                                      INVESTMENT DIVISION                                INVESTMENT DIVISION
                        ------------------------------------------------- -------------------------------------------------
                              2010                   2009          2008          2010                   2009         2008
                        ------------- ---------------------- ------------- ------------- ---------------------- ------------
Units beginning of year  4,272,691              4,498,247     4,692,085     2,111,250              2,250,790    2,347,437
Units issued and
  transferred from
  other funding options  2,453,679              1,930,920     1,202,595     1,375,412              1,043,645      653,061
Units redeemed and
  transferred to other
  funding options       (2,670,628)            (2,156,476)   (1,396,433)   (1,441,970)            (1,183,185)    (749,708)
                        ------------- ---------------------- ------------- ------------- ---------------------- ------------
Units end of year        4,055,742              4,272,691     4,498,247     2,044,692              2,111,250    2,250,790
                        ============= ====================== ============= ============= ====================== ============

                                     MSF T. ROWE PRICE LARGE CAP GROWTH          MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                      INVESTMENT DIVISION                                INVESTMENT DIVISION
                        -------------------------------------------------- --------------------------------------------------
                              2010                   2009          2008          2010                   2009          2008
                        ------------- ---------------------- ------------- ------------- ---------------------- -------------
Units beginning of year  3,409,767              3,522,287     3,529,093     5,979,612              5,705,639     6,582,200
Units issued and
  transferred from
  other funding options  2,659,923              2,114,300     1,354,500     5,950,976              4,481,852     3,155,394
Units redeemed and
  transferred to other
  funding options       (2,921,312)            (2,226,820)   (1,361,306)   (5,861,380)            (4,207,879)   (4,031,955)
                        ------------- ---------------------- ------------- ------------- ---------------------- -------------
Units end of year        3,148,378              3,409,767     3,522,287     6,069,208              5,979,612     5,705,639
                        ============= ====================== ============= ============= ====================== =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

           MSF METLIFE STOCK INDEX                                     MSF ARTIO INTERNATIONAL STOCK
               INVESTMENT DIVISION                                               INVESTMENT DIVISION
---------------------------------------------------- --------------------------------------------------
       2010                   2009           2008          2010                   2009          2008
-------------- ---------------------- -------------- ------------- ---------------------- -------------
 36,924,505             36,120,853     34,637,993     3,130,833              3,272,041     3,371,026
 25,845,802             21,105,595     13,540,436     2,254,216              1,779,165     1,065,634
(26,105,801)           (20,301,943)   (12,057,576)   (2,399,709)            (1,920,373)   (1,164,619)
-------------- ---------------------- -------------- ------------- ---------------------- -------------
 36,664,506             36,924,505     36,120,853     2,985,340              3,130,833     3,272,041
============== ====================== ============== ============= ====================== =============

                    MSF MFS VALUE                               MSF NEUBERGER BERMAN MID CAP VALUE
              INVESTMENT DIVISION                                              INVESTMENT DIVISION
-------------------------------------------------- --------------------------------------------------
      2010                   2009          2008          2010                   2009          2008
------------- ---------------------- ------------- ------------- ---------------------- -------------
 4,056,273              4,061,727     4,115,566     3,292,949              3,355,424     3,292,329
 3,454,529              2,678,033     1,700,729     3,046,306              2,427,646     1,542,307
(3,535,458)            (2,683,487)   (1,754,568)   (3,160,150)            (2,490,121)   (1,479,212)
------------- ---------------------- ------------- ------------- ---------------------- -------------
 3,975,344              4,056,273     4,061,727     3,179,105              3,292,949     3,355,424
============= ====================== ============= ============= ====================== =============

                  MSF MORGAN STANLEY EAFE INDEX               MSF RUSSELL 2000 INDEX
                            INVESTMENT DIVISION                  INVESTMENT DIVISION
-------------------------------------------------- --------------------------------------------------
      2010                   2009          2008          2010                   2009          2008
------------- ---------------------- ------------- ------------- ---------------------- -------------
 4,618,467              4,548,869     4,186,312     2,972,133              2,979,566     2,975,863
 5,171,804              3,949,991     2,508,640     2,633,026              2,105,103     1,318,726
(5,072,931)            (3,880,393)   (2,146,083)   (2,796,559)            (2,112,536)   (1,315,023)
------------- ---------------------- ------------- ------------- ---------------------- -------------
 4,717,340              4,618,467     4,548,869     2,808,600              2,972,133     2,979,566
============= ====================== ============= ============= ====================== =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                                     MSF JENNISON GROWTH                                    MSF NEUBERGER BERMAN GENESIS
                                     INVESTMENT DIVISION                                             INVESTMENT DIVISION
                        ------------------------------------------------ --------------------------------------------------
                             2010                   2009         2008          2010                   2009          2008
                        ------------ ---------------------- ------------ ------------- ---------------------- -------------
Units beginning of year 1,148,604              1,170,101    1,203,057     4,279,459              4,285,033     4,450,536
Units issued and
  transferred from
  other funding options 1,009,921                646,258      394,023     3,571,339              2,810,773     1,678,023
Units redeemed and
  transferred to other
  funding options        (923,867)              (667,755)    (426,979)   (3,738,934)            (2,816,347)   (1,843,526)
                        ------------ ---------------------- ------------ ------------- ---------------------- -------------
Units end of year       1,234,658              1,148,604    1,170,101     4,111,864              4,279,459     4,285,033
                        ============ ====================== ============ ============= ====================== =============

                            MSF BLACKROCK LARGE CAP VALUE                          MSF DAVIS VENTURE VALUE
                                      INVESTMENT DIVISION                              INVESTMENT DIVISION
                        ------------------------------------------------ -------------------------------------------------
                              2010                   2009        2008          2010                   2009         2008
                        ------------- ---------------------- ----------- ------------- ---------------------- ------------
Units beginning of year  1,018,697                924,995     770,111     1,661,533              1,580,625    1,479,707
Units issued and
  transferred from
  other funding options  1,430,731              1,160,670     738,266     1,634,097              1,319,611      814,725
Units redeemed and
  transferred to other
  funding options       (1,423,068)            (1,066,968)   (583,382)   (1,662,761)            (1,238,703)    (713,807)
                        ------------- ---------------------- ----------- ------------- ---------------------- ------------
Units end of year        1,026,360              1,018,697     924,995     1,632,869              1,661,533    1,580,625
                        ============= ====================== =========== ============= ====================== ============

                                              MSF BLACKROCK BOND INCOME               MSF FI VALUE LEADERS
                                                    INVESTMENT DIVISION                INVESTMENT DIVISION
                        -------------------------------------------------- ----------------------------------------------
                              2010                   2009          2008        2010                   2009        2008
                        ------------- ---------------------- ------------- ----------- ---------------------- -----------
Units beginning of year  3,849,026              4,137,787     4,467,585     478,934                451,406     440,904
Units issued and
  transferred from
  other funding options  2,545,294              1,958,068     1,342,396     576,474                447,507     277,204
Units redeemed and
  transferred to other
  funding options       (2,698,422)            (2,246,829)   (1,672,194)   (561,589)              (419,979)   (266,702)
                        ------------- ---------------------- ------------- ----------- ---------------------- -----------
Units end of year        3,695,898              3,849,026     4,137,787     493,819                478,934     451,406
                        ============= ====================== ============= =========== ====================== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

                MSF METLIFE MID CAP STOCK INDEX             MSF LOOMIS SAYLES SMALL CAP GROWTH
                            INVESTMENT DIVISION                            INVESTMENT DIVISION
-------------------------------------------------- ----------------------------------------------
      2010                   2009          2008        2010                   2009        2008
------------- ---------------------- ------------- ----------- ---------------------- -----------
 3,313,158              3,450,115     3,466,871     592,149                579,322     569,953
 3,107,108              2,443,661     1,669,439     595,787                456,755     284,532
(3,196,529)            (2,580,618)   (1,686,195)   (590,320)              (443,928)   (275,163)
------------- ---------------------- ------------- ----------- ---------------------- -----------
 3,223,737              3,313,158     3,450,115     597,616                592,149     579,322
============= ====================== ============= =========== ====================== ===========

         MSF LOOMIS SAYLES SMALL CAP CORE          MSF BLACKROCK LEGACY LARGE CAP GROWTH
                      INVESTMENT DIVISION                            INVESTMENT DIVISION
-------------------------------------------- ----------------------------------------------
   2010                   2009       2008        2010                   2009        2008
---------- ---------------------- ---------- ----------- ---------------------- -----------
116,312                116,157     98,083     480,438                413,693     265,094
 70,304                 70,176     60,203     793,080                696,623     481,035
(71,077)               (70,021)   (42,129)   (778,520)              (629,878)   (332,436)
---------- ---------------------- ---------- ----------- ---------------------- -----------
115,539                116,312    116,157     494,998                480,438     413,693
========== ====================== ========== =========== ====================== ===========

                                                   MSF WESTERN ASSET MANAGEMENT
  MSF MET/ARTISAN MID CAP VALUE                    STRATEGIC BOND OPPORTUNITIES
            INVESTMENT DIVISION                             INVESTMENT DIVISION
--------------------------------------------- ------------- ---------------------- ------------
    2010                   2009       2008          2010                   2009         2008
----------- ---------------------- ---------- ------------- ---------------------- ------------
 191,339                196,801    191,591     1,115,618              1,106,833    1,117,386
 303,121                142,199     89,923     1,232,736                931,022      616,116
(271,624)              (147,661)   (84,713)   (1,202,545)              (922,237)    (626,669)
----------- ---------------------- ---------- ------------- ---------------------- ------------
 222,836                191,339    196,801     1,145,809              1,115,618    1,106,833
=========== ====================== ========== ============= ====================== ============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                             MSF WESTERN ASSET MANAGEMENT
                                          U.S. GOVERNMENT                                      MSF BLACKROCK MONEY MARKET
                                      INVESTMENT DIVISION                                             INVESTMENT DIVISION
                        ------------------------------------------------- --------------------------------------------------
                              2010                   2009         2008          2010                   2009          2008
                        ------------- ---------------------- ------------ ------------- ---------------------- -------------
Units beginning of year  1,063,071              1,059,598    1,066,735     1,962,757              3,533,477     3,638,086
Units issued and
  transferred from
  other funding options  1,297,550              1,058,237      562,109     1,839,931              1,181,172       902,181
Units redeemed and
  transferred to other
  funding options       (1,338,852)            (1,054,764)    (569,246)   (2,138,792)            (2,751,892)   (1,006,790)
                        ------------- ---------------------- ------------ ------------- ---------------------- -------------
Units end of year        1,021,769              1,063,071    1,059,598     1,663,896              1,962,757     3,533,477
                        ============= ====================== ============ ============= ====================== =============

                        MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION                    MSF METLIFE MODERATE ALLOCATION
                                                    INVESTMENT DIVISION                                INVESTMENT DIVISION
                        -------------------------------------------------- --------------------------------------------------
                            2010                   2009            2008          2010                   2009          2008
                        ----------- ---------------------- --------------- ------------- ---------------------- -------------
Units beginning of year  443,689                336,506         244,254     2,488,914              2,031,439     1,452,241
Units issued and
  transferred from
  other funding options  852,775                631,508         381,130     4,421,202              3,488,092     2,404,563
Units redeemed and
  transferred to other
  funding options       (773,277)              (524,325)       (288,878)   (4,084,553)            (3,030,617)   (1,825,365)
                        ----------- ---------------------- --------------- ------------- ---------------------- -------------
Units end of year        523,187                443,689         336,506     2,825,563              2,488,914     2,031,439
                        =========== ====================== =============== ============= ====================== =============

                                     JANUS ASPEN JANUS                         JANUS ASPEN BALANCED
                                   INVESTMENT DIVISION                          INVESTMENT DIVISION
                        -------------------------------------------- -------------------------------------------
                           2010                   2009       2008       2010                   2009      2008
                        ---------- ---------------------- ---------- ---------- ---------------------- ---------
Units beginning of year 718,894                685,791    643,417     99,381                 20,633     5,625
Units issued and
  transferred from
  other funding options  65,451                 77,949     85,627     79,900                 81,253    20,270
Units redeemed and
  transferred to other
  funding options       (42,822)               (44,846)   (43,253)   (23,447)                (2,505)   (5,262)
                        ---------- ---------------------- ---------- ---------- ---------------------- ---------
Units end of year       741,523                718,894    685,791    155,834                 99,381    20,633
                        ========== ====================== ========== ========== ====================== =========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

           MSF MFS TOTAL RETURN                        MSF METLIFE CONSERVATIVE ALLOCATION
            INVESTMENT DIVISION                                        INVESTMENT DIVISION
---------------------------------------------- ----------------------------------------------
    2010                   2009        2008        2010                   2009        2008
----------- ---------------------- ----------- ----------- ---------------------- -----------
 580,613                469,855     418,473     179,332                133,696      66,558
 701,621                595,895     357,123     672,097                463,545     353,431
(714,128)              (485,137)   (305,741)   (570,404)              (417,909)   (286,293)
----------- ---------------------- ----------- ----------- ---------------------- -----------
 568,106                580,613     469,855     281,025                179,332     133,696
=========== ====================== =========== =========== ====================== ===========

  MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION                MSF METLIFE AGGRESSIVE ALLOCATION
                            INVESTMENT DIVISION                              INVESTMENT DIVISION
-------------------------------------------------- ------------------------------------------------
      2010                   2009          2008          2010                   2009        2008
------------- ---------------------- ------------- ------------- ---------------------- -----------
 4,732,679              3,956,910     2,499,351       993,895                851,068     608,756
 8,011,177              6,445,005     4,336,625     1,827,076              1,466,442     960,727
(7,625,587)            (5,669,236)   (2,879,066)   (1,739,137)            (1,323,615)   (718,415)
------------- ---------------------- ------------- ------------- ---------------------- -----------
 5,118,269              4,732,679     3,956,910     1,081,834                993,895     851,068
============= ====================== ============= ============= ====================== ===========

             JANUS ASPEN FORTY                        JANUS ASPEN OVERSEAS
           INVESTMENT DIVISION                         INVESTMENT DIVISION
-------------------------------------------- -------------------------------------------
   2010                   2009       2008      2010                   2009    2008 (a)
---------- ---------------------- ---------- --------- ---------------------- ----------
 61,130                 45,182     27,126     3,135                  1,777         --
 22,591                 39,687     46,241     9,125                  5,289      1,802
(10,503)               (23,739)   (28,185)     (779)                (3,931)       (25)
---------- ---------------------- ---------- --------- ---------------------- ----------
 73,218                 61,130     45,182    11,481                  3,135      1,777
========== ====================== ========== ========= ====================== ==========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                        INVESCO V.I. GLOBAL REAL ESTATE               INVESCO V.I. INTERNATIONAL GROWTH
                                    INVESTMENT DIVISION                             INVESTMENT DIVISION
                        --------------------------------------------- ------------------------------------
                           2010                    2009       2008      2010                    2009 (b)
                        ---------- ----------------------- ---------- --------- --------------------------
Units beginning of year  59,960                  76,172     74,508     1,080                         --
Units issued and
  transferred from
  other funding options   6,829                  18,609     21,095    20,685                      1,114
Units redeemed and
  transferred to other
  funding options       (12,696)                (34,821)   (19,431)   (7,564)                       (34)
                        ---------- ----------------------- ---------- --------- --------------------------
Units end of year        54,093                  59,960     76,172    14,201                      1,080
                        ========== ======================= ========== ========= ==========================

                                                                           FTVIPT TEMPLETON
                        FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES    GLOBAL BOND SECURITIES
                                              INVESTMENT DIVISION       INVESTMENT DIVISION
                        -------------------------------------------- ---------------------------------
                           2010                   2009       2008       2010        2009 (d)
                        ---------- ---------------------- ---------- ---------- ----------------------
Units beginning of year  54,588                140,006     93,103        204                     --
Units issued and
  transferred from
  other funding options  32,229                 28,222     55,579     11,325                    213
Units redeemed and
  transferred to other
  funding options       (33,373)              (113,640)    (8,676)   (11,350)                    (9)
                        ---------- ---------------------- ---------- ---------- ----------------------
Units end of year        53,444                 54,588    140,006        179                    204
                        ========== ====================== ========== ========== ============== =======

                                FIDELITY VIP CONTRAFUND                      FIDELITY VIP ASSET MANAGER: GROWTH
                                    INVESTMENT DIVISION                                     INVESTMENT DIVISION
                        --------------------------------------------- --------------------------------------------
                            2010                   2009       2008       2010                   2009       2008
                        ----------- ---------------------- ---------- ---------- ---------------------- ----------
Units beginning of year  332,757                218,160    188,529    181,097                126,890    112,746
Units issued and
  transferred from
  other funding options   43,442                153,261     67,806     24,042                 70,300     28,458
Units redeemed and
  transferred to other
  funding options       (185,444)               (38,664)   (38,175)   (32,679)               (16,093)   (14,314)
                        ----------- ---------------------- ---------- ---------- ---------------------- ----------
Units end of year        190,755                332,757    218,160    172,460                181,097    126,890
                        =========== ====================== ========== ========== ====================== ==========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

                                                      INVESCO V.I.
          INVESCO V.I. GOVERNMENT              VAN KAMPEN COMSTOCK             FTVIPT TEMPLETON FOREIGN SECURITIES
              INVESTMENT DIVISION              INVESTMENT DIVISION                             INVESTMENT DIVISION
---------------------------------------------- ------------------------------- -----------------------------------
      2010                   2009      2008                2010 (C)      2010                   2009       2008
------------- ---------------------- --------- ---------------------- -------- ------------------------ ----------
     7,019                  2,625     1,920                     --    520,792                527,866    504,436
     2,058                  5,113     2,736                  2,966     75,062                104,859     90,235
      (757)                  (719)   (2,031)                    --    (37,545)              (111,933)   (66,805)
------------- ---------------------- --------- ---------------------- -------- ------------------------ ----------
     8,320                  7,019     2,625                  2,966    558,309                520,792    527,866
==== ======== ====================== ========= ====================== ======== ======================== ==========

                                              ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH      INTERMEDIATE BOND    INTERNATIONAL VALUE
                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------------------------- ---------------------- ----------------------
   2010                   2009      2008      2010      2009 (e)               2010 (f)
---------- ---------------------- --------- --------- ------------ ----------------------
 25,043                 14,644     8,261     2,242           --                     --
  5,471                 14,289     6,627     3,226        3,299                     73
(11,028)                (3,890)     (244)   (2,322)      (1,057)                    --
---------- ---------------------- --------- --------- ------------ ----------------------
 19,486                 25,043    14,644     3,146        2,242                     73
========== ====================== ========= ========= ============ ======================

       FIDELITY VIP INVESTMENT GRADE BOND        FIDELITY VIP EQUITY-INCOME
                      INVESTMENT DIVISION               INVESTMENT DIVISION
-------------------------------------------- --------------------------------------------
   2010                   2009       2008       2010                   2009       2008
---------- ---------------------- ---------- ---------- ---------------------- ----------
 18,087                  3,908     73,675     23,778                 72,691     87,700
 87,556                 31,638      1,647      4,102                 10,561     72,887
(67,207)               (17,459)   (71,414)   (10,840)               (59,474)   (87,896)
---------- ---------------------- ---------- ---------- ---------------------- ----------
 38,436                 18,087      3,908     17,040                 23,778     72,691
========== ====================== ========== ========== ====================== ==========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                        FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                             INVESTMENT DIVISION              INVESTMENT DIVISION
                        --------------------------- -------------------------------------------
                          2010           2009 (b)     2010                   2009    2008 (a)
                        --------- ----------------- --------- ---------------------- ----------
Units beginning of year  3,001                --    10,051                  2,071         --
Units issued and
  transferred from
  other funding options     --             3,022     7,750                  9,260      2,085
Units redeemed and
  transferred to other
  funding options       (2,707)              (21)   (1,068)                (1,280)       (14)
                        --------- ----------------- --------- ---------------------- ----------
Units end of year          294             3,001    16,733                 10,051      2,071
                        ========= ================= ========= ====================== ==========

                            FIDELITY VIP FREEDOM 2030                           AMERICAN FUNDS GROWTH
                                  INVESTMENT DIVISION                             INVESTMENT DIVISION
                        ------------------------------------------- -------------------------------------------------
                          2010                   2009    2008 (a)         2010                   2009         2008
                        --------- ---------------------- ---------- ------------- ---------------------- ------------
Units beginning of year  3,665                  3,324         --     1,419,237              1,382,286    1,218,654
Units issued and
  transferred from
  other funding options  9,042                    372      3,402     1,491,854              1,183,014      771,486
Units redeemed and
  transferred to other
  funding options       (3,696)                   (31)       (78)   (1,499,983)            (1,146,063)    (607,854)
                        --------- ---------------------- ---------- ------------- ---------------------- ------------
Units end of year        9,011                  3,665      3,324     1,411,108              1,419,237    1,382,286
                        ========= ====================== ========== ============= ====================== ============

                                    AMERICAN FUNDS BOND                 AMERICAN FUNDS INTERNATIONAL
                                    INVESTMENT DIVISION                          INVESTMENT DIVISION
                        ---------------------------------------------- -------------------------------------------
                            2010                   2009        2008      2010                   2009    2008 (a)
                        ----------- ---------------------- ----------- --------- ---------------------- ----------
Units beginning of year  335,183                317,147     291,647    17,214                  2,335         --
Units issued and
  transferred from
  other funding options  767,492                631,349     466,213    13,635                 16,414      2,351
Units redeemed and
  transferred to other
  funding options       (741,602)              (613,313)   (440,713)   (2,919)                (1,535)       (16)
                        ----------- ---------------------- ----------- --------- ---------------------- ----------
Units end of year        361,073                335,183     317,147    27,930                 17,214      2,335
                        =========== ====================== =========== ========= ====================== ==========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

        FIDELITY VIP FREEDOM 2010                   FIDELITY VIP FREEDOM 2020
              INVESTMENT DIVISION                         INVESTMENT DIVISION
----------------------------------------------- -------------------------------------------
      2010                   2009    2008 (a)     2010                   2009    2008 (a)
------------- ---------------------- ---------- --------- ---------------------- ----------
     1,541                  3,089         --    56,341                  4,617         --
     1,471                     21      3,101       829                 52,551      4,660
       (10)                (1,569)       (12)     (873)                  (827)       (43)
------------- ---------------------- ---------- --------- ---------------------- ----------
     3,002                  1,541      3,089    56,297                 56,341      4,617
==== ======== ====================== ========== ========= ====================== ==========

     AMERICAN FUNDS GROWTH-INCOME                      AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
              INVESTMENT DIVISION                                             INVESTMENT DIVISION
------------------------------------------------- --------------------------------------------------
      2010                   2009         2008          2010                   2009          2008
------------- ---------------------- ------------ ------------- ---------------------- -------------
 1,491,242              1,461,879    1,381,044     2,152,577              2,098,117     1,945,062
 1,511,750              1,196,222      759,706     2,898,451              2,393,707     1,620,594
(1,519,897)            (1,166,859)    (678,871)   (2,936,108)            (2,339,247)   (1,467,539)
------------- ---------------------- ------------ ------------- ---------------------- -------------
 1,483,095              1,491,242    1,461,879     2,114,920              2,152,577     2,098,117
============= ====================== ============ ============= ====================== =============

                          AMERICAN FUNDS
    U.S. GOVERNMENT/AAA RATED SECURITIES                  MIST T. ROWE PRICE MID CAP GROWTH
                     INVESTMENT DIVISION                                INVESTMENT DIVISION
------------------------------------------- --------------------------------------------------
  2010                   2009    2008 (a)         2010                   2009          2008
--------- ---------------------- ---------- ------------- ---------------------- -------------
 4,564                  1,808         --     1,754,850              1,702,757     1,587,296
   398                  4,273      1,820     2,400,707              1,928,793     1,301,840
(3,152)                (1,517)       (12)   (2,429,809)            (1,876,700)   (1,186,379)
--------- ---------------------- ---------- ------------- ---------------------- -------------
 1,810                  4,564      1,808     1,725,748              1,754,850     1,702,757
========= ====================== ========== ============= ====================== =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                                      MIST MFS RESEARCH INTERNATIONAL                          MIST PIMCO TOTAL RETURN
                                                  INVESTMENT DIVISION                              INVESTMENT DIVISION
                        -------------------------------------------------------------- ------------------------------------
                              2010                   2009        2008          2010                   2009          2008
                        ------------- ---------------------- ----------- ------------- ---------------------- -------------
Units beginning of year    885,756                870,603     695,827     2,378,221              2,287,745     2,175,489
Units issued and
  transferred from
  other funding options  1,201,606                996,145     702,443     2,765,705              2,051,940     1,322,359
Units redeemed and
  transferred to other
  funding options       (1,249,252)              (980,992)   (527,667)   (2,693,499)            (1,961,464)   (1,210,103)
                        ------------- ---------------------- ----------- ------------- ---------------------- -------------
Units end of year          838,110                885,756     870,603     2,450,427              2,378,221     2,287,745
                        ============= ====================== =========== ============= ====================== =============

                                    MIST LAZARD MID CAP                  MIST INVESCO SMALL CAP GROWTH
                                    INVESTMENT DIVISION                            INVESTMENT DIVISION
                        ---------------------------------------------- ----------------------------------------------
                            2010                   2009        2008        2010                   2009        2008
                        ----------- ---------------------- ----------- ----------- ---------------------- -----------
Units beginning of year  362,314                371,732     340,316     268,049                230,618     208,985
Units issued and
  transferred from
  other funding options  450,103                378,306     294,536     345,354                285,386     181,529
Units redeemed and
  transferred to other
  funding options       (451,970)              (387,724)   (263,120)   (333,149)              (247,955)   (159,896)
                        ----------- ---------------------- ----------- ----------- ---------------------- -----------
Units end of year        360,447                362,314     371,732     280,254                268,049     230,618
                        =========== ====================== =========== =========== ====================== ===========

                               MIST LORD ABBETT GROWTH AND INCOME      MIST CLARION GLOBAL REAL ESTATE
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                        -------------------------------------------- -------------------------------------------------
                           2010                   2009       2008          2010                   2009         2008
                        ---------- ---------------------- ---------- ------------- ---------------------- ------------
Units beginning of year 585,353                569,914    539,972     1,332,507              1,247,223    1,071,638
Units issued and
  transferred from
  other funding options  46,143                 58,321     51,580     1,901,957              1,551,482    1,053,139
Units redeemed and
  transferred to other
  funding options       (30,055)               (42,882)   (21,638)   (1,891,476)            (1,466,198)    (877,554)
                        ---------- ---------------------- ---------- ------------- ---------------------- ------------
Units end of year       601,441                585,353    569,914     1,342,988              1,332,507    1,247,223
                        ========== ====================== ========== ============= ====================== ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

              MIST RCM TECHNOLOGY                                MIST LORD ABBETT BOND DEBENTURE
              INVESTMENT DIVISION                                            INVESTMENT DIVISION
-------------------------------------------------- ------------------------------------------------
      2010                   2009          2008         2010                   2009         2008
------------- ---------------------- ------------- ------------ ---------------------- ------------
 2,111,049              1,806,845     1,867,295    1,300,112              1,205,110    1,249,287
 3,754,204              2,949,637     1,857,487      833,058                736,059      372,521
(3,857,418)            (2,645,433)   (1,917,937)    (910,963)              (641,057)    (416,698)
------------- ---------------------- ------------- ------------ ---------------------- ------------
 2,007,835              2,111,049     1,806,845    1,222,207              1,300,112    1,205,110
============= ====================== ============= ============ ====================== ============

              MIST HARRIS OAKMARK INTERNATIONAL    MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
                            INVESTMENT DIVISION                              INVESTMENT DIVISION
-------------------------------------------------- ------------------------------------------------
      2010                   2009          2008        2010                   2009          2008
------------- ---------------------- ------------- ----------- ---------------------- -------------
 1,439,875              1,337,674     1,335,770     918,435                929,444       893,124
 1,994,881              1,598,848     1,015,983     862,843                681,902       427,707
(1,961,447)            (1,496,647)   (1,014,079)   (893,021)              (692,911)     (391,387)
------------- ---------------------- ------------- ----------- ---------------------- -------------
 1,473,309              1,439,875     1,337,674     888,257                918,435       929,444
============= ====================== ============= =========== ====================== =============

        MIST MORGAN STANLEY MID CAP GROWTH                   MIST LORD ABBETT MID CAP VALUE
               INVESTMENT DIVISION                            INVESTMENT DIVISION
--------------------------------------------------- ------------------------------------------
       2010                   2009    2008            2010                   2009      2008
-------------- ---------------------- ------------- --------- ---------------------- ---------
     23,317                  1,987         2,000     9,319                 10,463     4,638
 24,103,485                 23,232             9       620                 12,325     8,670
(11,005,152)                (1,902)          (22)   (1,965)               (13,469)   (2,845)
-------------- ---------------------- ------------- --------- ---------------------- ---------
 13,121,650                 23,317         1,987     7,974                  9,319    10,463
============== ====================== ============= ========= ====================== =========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                               MIST THIRD AVENUE SMALL CAP VALUE         MIST OPPENHEIMER CAPITAL APPRECIATION
                                             INVESTMENT DIVISION                           INVESTMENT DIVISION
                        ------------------------------------------- ---------------------------------------------
                           2010                   2009      2008        2010                   2009       2008
                        ---------- ---------------------- --------- ----------- ---------------------- ----------
Units beginning of year  66,457                 22,742    24,943     155,544                114,986     70,634
Units issued and
  transferred from
  other funding options  54,144                 49,002     5,677     284,133                234,271    142,400
Units redeemed and
  transferred to other
  funding options       (23,671)                (5,287)   (7,878)   (284,323)              (193,713)   (98,048)
                        ---------- ---------------------- --------- ----------- ---------------------- ----------
Units end of year        96,930                 66,457    22,742     155,354                155,544    114,986
                        ========== ====================== ========= =========== ====================== ==========

                                   MIST SSGA GROWTH AND INCOME ETF              MIST PIMCO INFLATION PROTECTED BOND
                                               INVESTMENT DIVISION                              INVESTMENT DIVISION
                        --------------------------------------------- ------------------------------------------------
                            2010                   2009       2008          2010                   2009        2008
                        ----------- ---------------------- ---------- ------------- ---------------------- -----------
Units beginning of year  149,333                 39,742     30,551       618,801                523,888      80,592
Units issued and
  transferred from
  other funding options  435,343                206,989     57,632     1,507,168              1,226,809     872,786
Units redeemed and
  transferred to other
  funding options       (264,392)               (97,398)   (48,441)   (1,472,356)            (1,131,896)   (429,490)
                        ----------- ---------------------- ---------- ------------- ---------------------- -----------
Units end of year        320,284                149,333     39,742       653,613                618,801     523,888
                        =========== ====================== ========== ============= ====================== ===========

                                         MIST DREMAN SMALL CAP VALUE              MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                 INVESTMENT DIVISION                                  INVESTMENT DIVISION
                        ----------------------------------------------- ----------------------------------------------------
                              2010                   2009    2008 (a)              2010                   2009    2008 (a)
                        ------------- ---------------------- ---------- ------- ---------- ---------------------- ----------
Units beginning of year      1,271                     11                 --     23,102                  1,427         --
Units issued and
  transferred from
  other funding options      1,222                 22,145                 15     70,685                 44,911      1,565
Units redeemed and
  transferred to other
  funding options             (788)               (20,885)                (4)   (52,491)               (23,236)      (138)
                        ------------- ---------------------- ---------- ------- ---------- ---------------------- ----------
Units end of year            1,705                  1,271                 11     41,296                 23,102      1,427
                        ============= ====================== ========== ======= ========== ====================== ==========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

   MIST LEGG MASON VALUE EQUITY                           MIST SSGA GROWTH ETF
            INVESTMENT DIVISION                            INVESTMENT DIVISION
---------------------------------------------- ---------------------------------------------
    2010                   2009        2008        2010                   2009       2008
----------- ---------------------- ----------- ----------- ---------------------- ----------
 615,613                576,603     511,093     181,473                 59,898     56,164
 729,851                565,868     304,320     355,523                247,780     75,852
(704,992)              (526,858)   (238,810)   (299,245)              (126,205)   (72,118)
----------- ---------------------- ----------- ----------- ---------------------- ----------
 640,472                615,613     576,603     237,751                181,473     59,898
=========== ====================== =========== =========== ====================== ==========

                  MIST BLACKROCK LARGE CAP CORE                     MIST JANUS FORTY
                            INVESTMENT DIVISION                  INVESTMENT DIVISION
-------------------------------------------------- -------------------------------------------------
      2010                   2009          2008          2010                   2009         2008
------------- ---------------------- ------------- ------------- ---------------------- ------------
14,107,746             14,670,780    15,352,126     1,122,196                943,170      281,380
 9,046,176              6,882,314     4,069,201     2,258,407              1,816,405    1,255,331
(9,685,539)            (7,445,348)   (4,750,547)   (2,194,977)            (1,637,379)    (593,541)
------------- ---------------------- ------------- ------------- ---------------------- ------------
13,468,383             14,107,746    14,670,780     1,185,626              1,122,196      943,170
============= ====================== ============= ============= ====================== ============

    MIST AMERICAN FUNDS GROWTH ALLOCATION      MIST AMERICAN FUNDS MODERATE ALLOCATION
           INVESTMENT DIVISION                          INVESTMENT DIVISION
-------------------------------------------- --------------------------------------------
   2010                   2009    2008 (a)      2010                   2009    2008 (a)
---------- ---------------------- ---------- ---------- ---------------------- ----------
 15,564                  2,439         --      9,961                    593         --
 90,305                 17,809      2,697     29,424                 11,392        809
(34,295)                (4,684)      (258)   (15,801)                (2,024)      (216)
---------- ---------------------- ---------- ---------- ---------------------- ----------
 71,574                 15,564      2,439     23,584                  9,961        593
========== ====================== ========== ========== ====================== ==========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                             MIST MET/FRANKLIN INCOME                        MIST MET/FRANKLIN MUTUAL SHARES
                                  INVESTMENT DIVISION                                    INVESTMENT DIVISION
                        ------------------------------------------- -------------------------------------------
                          2010                   2009    2008 (a)     2010                   2009    2008 (a)
                        --------- ---------------------- ---------- --------- ---------------------- ----------
Units beginning of year  5,364                  2,408         --     2,904                  1,208         --
Units issued and
  transferred from
  other funding options 13,379                  4,293      2,572     6,436                  2,223      1,620
Units redeemed and
  transferred to other
  funding options       (5,703)                (1,337)      (164)   (3,206)                  (527)      (412)
                        --------- ---------------------- ---------- --------- ---------------------- ----------
Units end of year       13,040                  5,364      2,408     6,134                  2,904      1,208
                        ========= ====================== ========== ========= ====================== ==========

                          MIST PIONEER FUND                          AMERICAN CENTURY VP VISTA
                        INVESTMENT DIVISION                                INVESTMENT DIVISION
                        --------------------------------- ------------------------------------
                          2010      2009 (d)      2010                   2009    2008
                        --------- ------------ ---------- ---------------------- -------------
Units beginning of year 20,277           --     13,115                  8,686         1,642
Units issued and
  transferred from
  other funding options    399       22,226      2,722                 17,746         7,373
Units redeemed and
  transferred to other
  funding options       (2,738)      (1,949)   (10,477)               (13,317)         (329)
                        --------- ------------ ---------- ---------------------- -------------
Units end of year       17,938       20,277      5,360                 13,115         8,686
                        ========= ============ ========== ====================== ==== ========

                          GOLDMAN SACHS MID CAP VALUE               GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                  INVESTMENT DIVISION                                     INVESTMENT DIVISION
                        ------------------------------------------- --------------------------------------------
                          2010                   2009       2008      2010                   2009        2008
                        --------- ---------------------- ---------- --------- ---------------------- -----------
Units beginning of year 27,552                102,102     84,789     7,623                  6,818      12,264
Units issued and
  transferred from
  other funding options      1                     --     29,281       436                  2,806       2,521
Units redeemed and
  transferred to other
  funding options       (2,910)               (74,550)   (11,968)   (3,801)                (2,001)     (7,967)
                        --------- ---------------------- ---------- --------- ---------------------- -----------
Units end of year       24,643                 27,552    102,102     4,258                  7,623       6,818
                        ========= ====================== ========== ========= ====================== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY        MIST MET/TEMPLETON GROWTH
                          INVESTMENT DIVISION              INVESTMENT DIVISION
------------------------------------------------ ---------------------------------------------------
   2010                   2009        2008 (a)     2010                   2009            2008 (a)
---------- ---------------------- -------------- --------- ---------------------- ---------- -------
 21,298                  1,503             --     2,173                    480                 --
 55,695                 44,058          1,613     5,903                  2,325                543
(51,240)               (24,263)          (110)   (2,988)                  (632)               (63)
---------- ---------------------- -------------- --------- ---------------------- ---------- -------
 25,753                 21,298          1,503     5,088                  2,173                480
========== ====================== ============== ========= ====================== ========== =======

 DELAWARE VIP SMALL CAP VALUE               DREYFUS VIF INTERNATIONAL VALUE
          INVESTMENT DIVISION                           INVESTMENT DIVISION
------------------------------------------- ---------------------------------------------
  2010                   2009       2008      2010                     2009       2008
--------- ---------------------- ---------- --------- ------------------------ ----------
16,198                 59,279     67,044    21,676                   33,156     42,550
 7,585                  7,473     14,415       505                    2,909      1,327
(3,044)               (50,554)   (22,180)   (5,679)                 (14,389)   (10,721)
--------- ---------------------- ---------- --------- ------------------------ ----------
20,739                 16,198     59,279    16,502                   21,676     33,156
========= ====================== ========== ========= ======================== ==========

              MFS VIT HIGH INCOME                      MFS VIT GLOBAL EQUITY
              INVESTMENT DIVISION                        INVESTMENT DIVISION
---------------------------------------------- ----------------------------------------------
      2010                   2009      2008      2010                   2009          2008
------------- ---------------------- --------- --------- ---------------------- -------------
     9,209                    354     1,776     5,543                  5,386         3,948
       106                  9,330        77    11,271                  2,627         1,868
      (295)                  (475)   (1,499)   (2,592)                (2,470)         (430)
------------- ---------------------- --------- --------- ---------------------- -------------
     9,020                  9,209       354    14,222                  5,543         5,386
============= ====================== ========= ========= ====================== =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009, AND 2008:

                                    MFS VIT NEW DISCOVERY                                     MFS VIT VALUE
                                      INVESTMENT DIVISION                               INVESTMENT DIVISION
                        ------------------------------------------------- --------------------------------------------------
                              2010                   2009         2008          2010                   2009          2008
                        ------------- ---------------------- ------------ ------------- ---------------------- -------------
Units beginning of year        396                    249          253         5,803                  6,081         2,966
Units issued and
  transferred from
  other funding options      7,766                    864           --            --                     --         3,928
Units redeemed and
  transferred to other
  funding options             (348)                  (717)          (4)         (226)                  (278)         (813)
                        ------------- ---------------------- ------------ ------------- ---------------------- -------------
Units end of year            7,814                    396          249         5,577                  5,803         6,081
                        ============= ====================== ============ ============= ====================== =============

                        PIONEER VCT MID CAP VALUE        ROYCE MICRO-CAP        ROYCE SMALL-CAP
                              INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                        ---------------------------- ---------------------- ----------------------
                         2010             2009 (b)               2010 (f)      2010     2009 (g)
                        -------- ------------------- ---------------------- ---------- -----------
Units beginning of year   586                  --                     --      4,703          --
Units issued and
  transferred from
  other funding options 1,815                 604                 19,549     35,416       4,771
Units redeemed and
  transferred to other
  funding options         (99)                (18)                  (323)   (13,884)        (68)
                        -------- ------------------- ---------------------- ---------- -----------
Units end of year       2,302                 586                 19,226     26,235       4,703
                        ======== =================== ====================== ========== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) Commenced on April 28, 2008 and began transactions in 2009.

(c) For the period May 3, 2010 to December 31, 2010.

(d) For the period May 4, 2009 to December 31, 2009.

(e) Commenced on May 1, 2005 and began transactions in 2009.

(f) Commenced on November 10, 2008 and began transactions in 2010.

(g) Commenced on November 10, 2008 and began transactions in 2009.

        WELLS FARGO VT TOTAL RETURN BOND                PIONEER VCT EMERGING MARKETS
           INVESTMENT DIVISION                        INVESTMENT DIVISION
------------------------------------------- -------------------------------------------
   2010                   2009      2008      2010                   2009    2008 (a)
---------- ---------------------- --------- --------- ---------------------- ----------
 39,845                 15,329     9,697    37,577                 13,031         --
 56,222                 36,270     9,589    11,637                 26,780     13,166
(20,786)               (11,754)   (3,957)   (7,783)                (2,234)      (136)
---------- ---------------------- --------- --------- ---------------------- ----------
 75,281                 39,845    15,329    41,431                 37,577     13,031
========== ====================== ========= ========= ====================== ==========

UIF EMERGING MARKETS DEBT    UIF EMERGING MARKETS EQUITY    PIMCO VIT LOW DURATION
      INVESTMENT DIVISION            INVESTMENT DIVISION       INVESTMENT DIVISION
---------------------------- ------------------------------ -------------------------
2010              2009 (g)     2010              2009 (g)     2010         2009 (d)
------- -------------------- --------- -------------------- --------- ---------------
 223                   --       442                   --    66,450              --
  79                  302    13,146                  714        --          66,978
 (43)                 (79)     (570)                (272)     (953)           (528)
------- -------------------- --------- -------------------- --------- ---------------
 259                  223    13,018                  442    65,497          66,450
======= ==================== ========= ==================== ========= ===============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                        ---------- ------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Diversified          2010 10,826,228 14.93 - 60.41 263,102,316          1.90      0.00 - 0.90      8.67 - 9.65
  Investment Division              2009 11,480,151 13.61 - 55.09 257,391,816          5.15      0.45 - 0.90    16.25 - 17.30
                                   2008 12,136,197 11.61 - 46.97 235,715,981          2.81      0.45 - 0.90 (25.47) - (20.65)
                                   2007 12,715,624 15.43 - 38.69 334,245,436          2.54      0.45 - 0.90      4.96 - 8.02
                                   2006 13,096,726 14.57 - 36.86 331,432,719          2.44      0.40 - 0.90     7.38 - 10.53
MSF BlackRock Aggressive Growth    2010  9,010,506 17.39 - 65.35 200,141,525          0.07      0.00 - 0.90    14.27 - 15.30
  Investment Division              2009  9,655,662 15.15 - 56.68 187,532,635          0.20      0.45 - 0.90    48.10 - 49.44
                                   2008 10,226,808 10.19 - 37.93 134,277,037            --      0.45 - 0.90 (46.22) - (44.59)
                                   2007 10,673,487 18.84 - 26.64 260,061,815            --      0.45 - 0.90    19.53 - 20.60
                                   2006 11,198,297 15.63 - 22.09 228,717,595            --      0.40 - 0.90      5.76 - 6.75
MSF MetLife Stock Index            2010 36,664,506 12.28 - 55.00 671,751,965          1.75      0.00 - 0.90    13.79 - 14.82
  Investment Division              2009 36,924,505 10.69 - 47.90 597,707,546          2.70      0.45 - 0.90    25.11 - 26.26
                                   2008 36,120,853  8.47 - 37.94 472,610,929          1.94      0.45 - 0.90 (37.67) - (34.22)
                                   2007 34,637,993 13.47 - 39.67 748,068,488          1.03      0.45 - 0.90     4.28 - 10.73
                                   2006 33,607,228 12.80 - 38.04 707,564,793          1.97      0.40 - 0.90     8.73 - 15.48
MSF Artio International Stock      2010  2,985,340 12.56 - 18.74  45,766,876          1.57      0.00 - 0.90      6.25 - 7.21
  Investment Division              2009  3,130,833 11.77 - 17.48  45,163,862          0.71      0.45 - 0.90    21.07 - 22.17
                                   2008  3,272,041  9.71 - 14.31  38,994,328          3.13      0.45 - 0.90 (44.63) - (40.37)
                                   2007  3,371,026 17.46 - 23.95  72,704,709          1.05      0.45 - 0.90     9.36 - 11.35
                                   2006  3,412,213 15.68 - 21.90  67,509,144          1.40      0.40 - 0.90    14.38 - 16.49
MSF T. Rowe Price Small Cap Growth 2010  4,055,742 19.98 - 22.99  88,004,866            --      0.00 - 0.90    33.69 - 34.90
  Investment Division              2009  4,272,691 14.95 - 17.11  68,810,021          0.35      0.45 - 0.90    37.72 - 38.97
                                   2008  4,498,247 10.85 - 12.37  52,291,217            --      0.45 - 0.90 (36.76) - (33.41)
                                   2007  4,692,085 17.16 - 19.47  85,746,187            --      0.45 - 0.90      8.88 - 9.89
                                   2006  4,913,291 15.76 - 17.80  81,812,746            --      0.45 - 0.90      2.96 - 3.93
MSF Oppenheimer Global Equity      2010  2,044,692 20.77 - 23.52  43,706,570          1.54      0.00 - 0.90    15.19 - 16.23
  Investment Division              2009  2,111,250 18.03 - 20.23  38,882,417          2.57      0.45 - 0.90    39.06 - 40.31
                                   2008  2,250,790 12.94 - 14.42  29,644,684          2.15      0.45 - 0.90 (40.90) - (37.34)
                                   2007  2,347,437 21.71 - 24.18  52,072,709          1.10      0.45 - 0.90     5.53 - 10.86
                                   2006  2,344,938 20.38 - 22.70  48,944,535          2.49      0.45 - 0.90    11.00 - 16.59
MSF MFS Value Investment Division  2010  3,975,344 12.48 - 18.04  54,052,850          1.43      0.00 - 0.90    10.43 - 11.42
                                   2009  4,056,273 11.25 - 16.19  49,365,491            --      0.45 - 0.90    19.74 - 20.82
                                   2008  4,061,727  9.35 - 13.40  41,012,912          1.91      0.45 - 0.90 (34.05) - (17.37)
                                   2007  4,115,566 14.14 - 17.54  61,926,665          0.78      0.45 - 0.90   (4.67) - (3.48)
                                   2006  4,099,325 14.65 - 18.40  64,292,839          0.77      0.40 - 0.90    16.70 - 18.14
MSF Neuberger Berman Mid Cap       2010  3,179,105 20.40 - 30.55  77,987,809          0.83      0.00 - 0.90    25.18 - 26.31
  Value Investment Division        2009  3,292,949 16.29 - 24.19  63,957,799          1.58             0.90    46.77 - 48.10
                                   2008  3,355,424 11.10 - 16.33  44,065,744          0.85             0.90 (47.81) - (46.55)
                                   2007  3,292,329 21.27 - 30.68  82,005,373          0.55             0.90      2.51 - 3.45
                                   2006  3,225,765 20.75 - 29.66  77,735,349          0.48      0.40 - 0.90    10.46 - 11.46

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                        --------- ------------- ----------- ------------- ---------------- -------------------
MSF T. Rowe Price Large Cap Growth 2010 3,148,378 10.95 - 17.18  45,775,087          0.27      0.00 - 0.90    16.00 - 17.05
  Investment Division              2009 3,409,767  9.44 - 14.68  42,520,597          0.63             0.90    42.15 - 43.44
                                   2008 3,522,287  6.64 - 10.23  30,702,575          0.59             0.90 (41.89) - (38.27)
                                   2007 3,529,093 11.53 - 17.60  52,811,241          0.45             0.90      8.47 - 9.40
                                   2006 3,620,946 10.63 - 16.09  49,315,573          0.33      0.40 - 0.90    12.21 - 13.23
MSF Barclays Capital Aggregate     2010 6,069,208 16.75 - 19.11 114,484,755          3.72      0.00 - 0.90      5.10 - 6.05
  Bond Index Investment Division   2009 5,979,612 15.94 - 18.02 106,351,639          5.95      0.45 - 0.90      4.22 - 5.17
                                   2008 5,705,639 15.30 - 17.13  96,524,738          4.55      0.45 - 0.90      4.32 - 5.99
                                   2007 6,582,200 14.56 - 16.17 104,928,263          4.49      0.45 - 0.90     5.89 - 11.27
                                   2006 6,058,549 13.75 - 15.13  90,417,327          4.29      0.45 - 0.90    (0.88) - 4.15
MSF Morgan Stanley EAFE Index      2010 4,717,340 11.23 - 15.78  65,367,829          2.68      0.00 - 0.90      7.22 - 8.19
  Investment Division              2009 4,618,467 10.47 - 14.59  58,913,857          4.28      0.45 - 0.90    27.52 - 28.67
                                   2008 4,548,869  8.21 - 11.34  44,991,420          2.87      0.45 - 0.90 (42.58) - (40.15)
                                   2007 4,186,312 14.30 - 19.58  71,635,930          1.94      0.45 - 0.90     9.83 - 13.98
                                   2006 3,792,545 13.02 - 17.67  58,401,764          1.70      0.40 - 0.90    23.03 - 25.75
MSF Russell 2000 Index             2010 2,808,600 15.35 - 22.19  56,596,227          1.10      0.00 - 0.90    25.78 - 26.92
  Investment Division              2009 2,972,133 12.21 - 17.49  47,243,288          2.05      0.45 - 0.90    24.88 - 26.01
                                   2008 2,979,566  9.77 - 13.88  37,446,370          1.26      0.45 - 0.90 (34.09) - (30.11)
                                   2007 2,975,863 14.83 - 20.87  56,244,600          0.91      0.45 - 0.90    (2.43) - 2.72
                                   2006 2,884,744 15.20 - 21.19  55,288,989          0.81      0.45 - 0.90    12.11 - 17.99
MSF Jennison Growth                2010 1,234,658  6.44 - 14.22  15,408,401          0.59      0.00 - 0.90    10.63 - 11.66
  Investment Division              2009 1,148,604  5.77 - 12.74  13,473,347          0.19             0.90    38.73 - 39.99
                                   2008 1,170,101   4.12 - 9.10   9,813,769          2.43             0.90 (37.00) - (26.98)
                                   2007 1,203,057  6.48 - 13.98  15,741,716          0.42             0.90    10.62 - 11.66
                                   2006 1,356,790  5.81 - 12.52  14,099,259            --      0.40 - 0.90      1.88 - 2.82
MSF Neuberger Berman Genesis       2010 4,111,864 17.63 - 19.37  78,718,096          0.51      0.00 - 0.90    20.49 - 21.58
  Investment Division              2009 4,279,459 14.59 - 15.93  67,433,059          1.12             0.90    12.14 - 13.15
                                   2008 4,285,033 12.90 - 14.08  59,706,219          0.54             0.90 (38.96) - (35.81)
                                   2007 4,450,536 20.94 - 22.86 100,708,365          0.30             0.90   (4.30) - (3.41)
                                   2006 4,494,782 21.68 - 23.68 105,414,517          0.31      0.40 - 0.90    15.68 - 16.74
MSF MetLife Mid Cap Stock Index    2010 3,223,737 18.84 - 20.70  65,796,062          0.99      0.00 - 0.90    25.15 - 26.28
  Investment Division              2009 3,313,158 14.93 - 16.39  53,691,851          1.81             0.90    35.77 - 36.99
                                   2008 3,450,115 10.90 - 11.97  40,733,135          1.41             0.90 (36.75) - (35.42)
                                   2007 3,466,871 17.07 - 18.75  63,959,203          0.75             0.90      6.83 - 7.82
                                   2006 3,270,208 15.84 - 17.39  56,090,136          1.19      0.48 - 0.90     9.11 - 10.09
MSF Loomis Sayles Small Cap        2010   597,616 11.50 - 12.54   7,430,441            --      0.00 - 0.90    30.53 - 31.71
  Growth Investment Division       2009   592,149   8.22 - 9.52   5,593,368            --             0.90    28.77 - 38.63
                                   2008   579,322   5.93 - 7.33   4,206,928            --             0.90 (41.67) - (36.32)
                                   2007   569,953 11.73 - 12.46   7,040,049            --             0.90      3.53 - 4.53
                                   2006   538,941 11.33 - 11.92   6,368,294            --             0.90     9.07 - 10.05
MSF BlackRock Large Cap Value      2010 1,026,360 11.78 - 12.73  12,899,137          1.05      0.00 - 0.90      8.24 - 9.22
  Investment Division              2009 1,018,697 10.88 - 11.66  11,723,889          1.58             0.90    10.22 - 11.21
                                   2008   924,995  9.87 - 10.48   9,571,372          0.82             0.90 (35.46) - (30.94)
                                   2007   770,111 15.30 - 16.10  12,275,048          0.98             0.90      2.41 - 3.40
                                   2006   608,908  8.29 - 15.57   9,397,259          1.17             0.90    18.29 - 19.30

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------------
                                                     UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS     HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                      --------- --------------- ---------- ------------- ---------------- -------------------
MSF Davis Venture Value          2010 1,632,869   13.03 - 43.04 57,910,618          1.00      0.00 - 0.90    11.00 - 12.00
  Investment Division            2009 1,661,533   11.63 - 38.43 52,773,242          1.57             0.90    30.80 - 31.99
                                 2008 1,580,625    8.81 - 29.12 38,001,762          1.34             0.90 (39.89) - (37.59)
                                 2007 1,479,707   14.53 - 42.17 58,550,244          0.77             0.90      3.65 - 4.56
                                 2006 1,301,427   13.90 - 40.33 49,859,713          0.85      0.40 - 0.90    13.55 - 14.62
MSF Loomis Sayles Small Cap Core 2010   115,539  16.04 - 355.36 18,282,784          0.09      0.00 - 0.90    26.38 - 27.53
  Investment Division            2009   116,312  12.58 - 278.66 14,825,414          0.28             0.90    29.08 - 30.25
                                 2008   116,157   9.66 - 213.94 11,034,259            --             0.90 (36.47) - (30.05)
                                 2007    98,083  15.07 - 333.74 15,771,472          0.08             0.90    10.90 - 11.90
                                 2006    78,273  13.47 - 298.24 12,333,660            --      0.40 - 0.90    15.64 - 16.72
MSF BlackRock Legacy Large Cap   2010   494,998   10.25 - 41.25  7,322,523          0.23      0.00 - 0.90    18.75 - 19.82
  Growth Investment Division     2009   480,438    8.55 - 34.42  5,950,495          0.62             0.90    35.56 - 36.79
                                 2008   413,693    6.25 - 25.16  3,786,888          0.43             0.90 (37.07) - (34.56)
                                 2007   265,094    9.85 - 14.78  3,824,550          0.19             0.90    17.60 - 18.77
                                 2006   190,308    8.29 - 12.45  2,269,333          0.16      0.48 - 0.90      3.23 - 4.13
MSF BlackRock Bond Income        2010 3,695,898   17.52 - 82.97 84,862,836          3.95      0.00 - 0.90      7.37 - 8.34
  Investment Division            2009 3,849,026   16.17 - 76.59 82,419,233          7.04      0.45 - 0.90      8.49 - 9.47
                                 2008 4,137,787   14.77 - 69.96 81,985,350          5.16      0.45 - 0.90   (4.31) - (3.43)
                                 2007 4,467,585   15.30 - 31.06 92,436,358          3.24      0.45 - 0.90     5.36 - 12.31
                                 2006 4,668,001   14.39 - 29.48 92,311,177          5.74      0.40 - 0.90    (2.17) - 4.43
MSF FI Value Leaders             2010   493,819   10.47 - 34.50  6,488,932          1.56      0.00 - 0.90    13.54 - 14.56
  Investment Division            2009   478,934    9.14 - 30.11  5,481,161          2.80             0.90    20.75 - 21.85
                                 2008   451,406    7.50 - 24.71  4,225,438          1.93             0.90 (39.49) - (34.25)
                                 2007   440,904   12.29 - 15.50  6,742,764          0.91             0.90      3.22 - 4.24
                                 2006   393,835   11.79 - 14.87  5,778,898          1.00      0.40 - 0.90    10.97 - 11.91
MSF Met/Artisan Mid Cap Value    2010   222,836  17.60 - 250.67 46,601,141          0.74      0.00 - 0.90     7.99 - 15.04
  Investment Division            2009   191,339  35.18 - 217.89 41,071,915          1.13             0.90    40.30 - 41.56
                                 2008   196,801  24.85 - 153.92 29,975,616          0.37             0.90 (46.49) - (42.81)
                                 2007   191,591 268.52 - 285.05 54,129,720          0.56             0.90   (7.67) - (6.84)
                                 2006   191,529 290.84 - 305.98 58,176,504          0.30             0.90    11.45 - 12.45
MSF Western Asset Management     2010 1,145,809   19.28 - 33.21 23,786,502          6.04      0.00 - 0.90    11.72 - 12.73
  Strategic Bond Opportunities   2009 1,115,618   17.25 - 29.46 20,580,082          6.60             0.90    31.04 - 32.22
  Investment Division            2008 1,106,833   13.17 - 22.28 15,464,462          4.07             0.90 (15.76) - (14.42)
                                 2007 1,117,386   15.63 - 16.60 18,372,006          2.67             0.90      3.10 - 4.08
                                 2006   998,939   15.16 - 15.95 15,802,133          4.79             0.90      3.38 - 4.33
MSF Western Asset Management     2010 1,021,769   15.08 - 22.66 16,633,651          2.70      0.00 - 0.90      4.86 - 5.81
  U.S. Government                2009 1,063,071   14.38 - 21.41 16,359,270          4.49             0.90      3.40 - 4.33
  Investment Division            2008 1,059,598   13.91 - 20.52 15,636,881          4.27             0.90   (1.23) - (0.36)
                                 2007 1,066,735   14.08 - 14.95 15,797,381          2.66             0.90      3.38 - 4.33
                                 2006   988,756   13.62 - 14.33 14,050,390          3.26             0.90      3.25 - 4.19
MSF BlackRock Money Market       2010 1,663,896   17.66 - 17.98 29,818,336          0.01      0.00 - 0.90    (0.89) - 0.01
  Investment Division            2009 1,962,757   17.82 - 17.98 35,228,518          0.45             0.90    (0.48) - 0.42
                                 2008 3,533,477   17.90 - 17.91 63,265,014          2.81             0.90      1.92 - 2.84
                                 2007 3,638,086   17.41 - 17.57 63,398,057          4.94             0.90      4.15 - 5.07
                                 2006 3,575,759   16.57 - 16.87 59,328,821          4.81      0.40 - 0.90      3.86 - 4.82

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                           ----------------------------------- --------------------------------------------------
                                                         UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS    HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                           --------- -------------- ---------- ------------- ---------------- -------------------
MSF MFS Total Return                  2010   568,106  12.76 - 66.27  7,708,272          3.01      0.00 - 0.90     9.09 - 10.08
  Investment Division                 2009   580,613  11.70 - 60.20  7,134,157          4.19             0.90    17.54 - 18.60
                                      2008   469,855   9.95 - 50.76  4,861,537          3.50             0.90 (22.84) - (20.13)
                                      2007   418,473  12.90 - 13.33  5,549,510          1.97             0.90      3.45 - 4.39
                                      2006   297,430  12.47 - 12.77  3,781,921          3.21      0.40 - 0.90    11.19 - 12.18
MSF MetLife Conservative              2010   281,025 12.84 - 133.23  4,036,496          3.52      0.00 - 0.90     9.35 - 10.34
  Allocation Investment Division      2009   179,332 11.74 - 121.06  2,188,237          3.20             0.90    19.65 - 20.73
                                      2008   133,696   9.82 - 10.14  1,350,130          1.41             0.90 (14.87) - (13.89)
                                      2007    66,558  11.53 - 11.81    784,035            --             0.90      4.82 - 5.73
                                      2006    44,128  11.00 - 11.17    492,252          2.90             0.90      6.27 - 7.27
MSF MetLife Conservative to           2010   523,187 12.70 - 131.65  6,925,701          3.39      0.00 - 0.90    10.78 - 11.78
  Moderate Allocation                 2009   443,689 11.47 - 118.05  5,262,543          3.27             0.90    22.89 - 24.00
  Investment Division                 2008   336,506    9.33 - 9.64  3,218,477          1.34             0.90 (22.11) - (20.23)
                                      2007   244,254  11.98 - 12.27  2,977,400            --             0.90      4.08 - 5.05
                                      2006   161,903  11.51 - 11.68  1,884,052          2.36             0.90      8.80 - 9.74
MSF MetLife Moderate Allocation       2010 2,825,563 12.48 - 129.39 37,214,331          2.69      0.00 - 0.90    12.45 - 13.47
  Investment Division                 2009 2,488,914 11.09 - 114.33 28,790,175          3.09             0.90    25.71 - 26.84
                                      2008 2,031,439   8.82 - 90.36 18,535,109          1.08             0.90 (29.06) - (26.51)
                                      2007 1,452,241  12.44 - 12.74 18,395,945          0.19             0.90      3.58 - 4.51
                                      2006   775,138  12.01 - 12.19  9,406,274          1.48             0.90    11.20 - 12.19
MSF MetLife Moderate to Aggressive    2010 5,118,269 12.16 - 126.24 65,064,069          2.27      0.00 - 0.90    13.86 - 14.89
  Allocation Investment Division      2009 4,732,679 10.68 - 110.06 52,449,221          2.75             0.90    28.27 - 29.43
                                      2008 3,956,910    8.33 - 8.61 33,871,944          0.84             0.90 (35.55) - (32.36)
                                      2007 2,499,351  12.92 - 13.23 32,935,899          0.19             0.90      3.19 - 4.09
                                      2006 1,098,433  12.52 - 12.71 13,918,465          1.07             0.90    13.54 - 14.57
MSF MetLife Aggressive Allocation     2010 1,081,834 11.74 - 121.79 13,599,649          1.15      0.00 - 0.90    14.82 - 15.85
  Investment Division                 2009   993,895 10.23 - 105.27 10,645,616          2.32             0.90    30.74 - 31.92
                                      2008   851,068   7.82 - 80.06  6,897,699          0.76             0.90 (40.83) - (37.15)
                                      2007   608,756  13.22 - 13.54  8,191,098          0.22             0.90      2.56 - 3.52
                                      2006   225,274  12.89 - 13.08  2,934,559          0.67             0.90    15.05 - 16.04
Janus Aspen Janus                     2010   741,523          10.56  7,832,002          1.09               --            14.52
  Investment Division                 2009   718,894           9.22  6,630,451          0.54               --            36.35
                                      2008   685,791           6.76  4,638,873          0.74               --           (39.71)
                                      2007   643,417          11.22  7,219,885          0.74               --            15.08
                                      2006   595,051           9.75  5,801,609          0.49      0.48 - 0.60            11.38
Janus Aspen Balanced                  2010   155,834          16.22  2,526,859          2.71               --             8.12
  Investment Division                 2009    99,381          15.00  1,490,464          2.93               --            25.58
                                      2008    20,633          11.94    246,409          3.65               --           (16.08)
                                      2007     5,625          14.23     80,035          3.00               --            10.31
                                      2006       179          12.90      2,311          1.92             0.48            10.41
Janus Aspen Forty Investment Division 2010    73,218          16.56  1,212,768          0.24               --             6.48
  (Commenced 5/3/2004 and began       2009    61,130          15.56    950,941          0.01               --            46.01
  transactions in 2006)               2008    45,182          10.65    475,295          0.01               --           (44.31)
                                      2007    27,126          19.13    518,927          0.25               --            36.64
                                      2006     7,954          14.00    111,362          0.14             0.48             9.11

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------- -------------------------------------------------
                                                    UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                     LOWEST TO        NET        INCOME        LOWEST TO       LOWEST TO
                                           UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST(%)
                                         ------- ------------- ---------- ------------- ---------------- ------------------
Janus Aspen Overseas                2010  11,481         32.74    375,851          0.73               --           25.02
  Investment Division               2009   3,135         26.19     82,093          0.46               --           79.07
  (Commenced 4/28/2008)             2008   1,777         14.62     25,984            --               --          (52.68)
Invesco V.I. Global Real Estate     2010  54,093         29.53  1,597,111          5.17               --           17.51
  Investment Division               2009  59,960         25.13  1,506,522            --               --           31.53
                                    2008  76,172         19.10  1,455,085          5.47               --          (44.65)
                                    2007  74,508         34.51  2,571,266          5.97               --          (12.34)
                                    2006  70,179         39.37  2,762,613          1.18      0.40 - 0.60           42.62
Invesco V.I. International Growth   2010  14,201         19.18    272,411          2.40               --           12.86
  Investment Division               2009   1,080         17.00     18,360          1.38               --           35.24
  (Commenced 4/28/2008 and began
  transactions in 2009)
Invesco V.I. Government             2010   8,320         12.71    105,713          0.20               --            4.88
  Investment Division               2009   7,019         12.11     85,035          6.08               --            0.86
                                    2008   2,625         12.01     31,526          5.03               --            1.53
                                    2007   1,920         11.83     22,716          5.06               --            6.96
                                    2006   1,342         11.06     14,833          4.52             0.40            3.14
Invesco V.I. Comstock Van Kampen    2010   2,966         10.82     32,084            --               --           19.94
  Investment Division
  (Commenced 5/3/2010)
FTVIPT Templeton Foreign Securities 2010 558,309         16.56  9,244,694          2.02               --            8.67
  Investment Division               2009 520,792         15.24  7,935,141          3.61               --           37.34
                                    2008 527,866         11.09  5,856,168          2.58               --          (40.23)
                                    2007 504,436         18.56  9,363,624          2.07               --           15.78
                                    2006 471,719         16.03  7,566,317          1.35      0.48 - 0.60           21.69
FTVIPT Mutual Global                2010  53,444         18.10    967,332          1.39               --           11.96
  Discovery Securities              2009  54,588         16.17    882,515          0.75               --           23.31
  Investment Division               2008 140,006         13.11  1,835,518          2.51               --          (28.44)
                                    2007  93,103         18.32  1,706,062          1.59               --           11.84
                                    2006  54,880         16.38    899,109          0.99      0.40 - 0.48           23.03
FTVIPT Templeton Global Bond        2010     179         20.79      3,728          0.20               --           14.71
  Securities Investment Division
  (Commenced 5/4/2009)              2009     204         18.12      3,704            --               --           95.55
AllianceBernstein Global Thematic   2010  19,486          6.13    119,488          1.84               --           18.58
  Growth Investment Division        2009  25,043          5.17    129,504            --               --           53.14
                                    2008  14,644          3.38     49,447            --               --          (47.48)
                                    2007   8,261          6.43     53,097            --               --           19.96
                                    2006  11,769          5.36     63,091            --      0.40 - 0.60            8.36
AllianceBernstein Intermediate Bond 2010   3,146         13.75     43,265          5.90               --            8.93
  Investment Division               2009   2,242         12.62     28,308          4.18               --           18.20
  (Commenced 5/1/2005 and began
  transactions in 2009)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS    HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                           --------- -------------- ----------- ------------- ---------------- -------------------
AllianceBernstein International Value 2010        73          18.68       1,357          2.40               --            13.41
  Investment Division
  (Commenced 11/10/2008 and began
  transactions in 2010)
Fidelity VIP Contrafund               2010   190,755          14.04   2,677,373          0.96               --            17.11
  Investment Division                 2009   332,757          11.99   3,988,185          1.48               --            35.66
                                      2008   218,160           8.83   1,927,330          0.90               --           (42.60)
                                      2007   188,529          15.39   2,902,318          0.91               --            11.44
                                      2006   151,404          13.81   2,091,319          1.15      0.40 - 0.60            11.57
Fidelity VIP Asset Manager: Growth    2010   172,460          11.05   1,905,608          1.12               --            16.18
  Investment Division                 2009   181,097           9.51   1,722,435          1.60               --            32.79
                                      2008   126,890           7.16     908,867          1.87               --           (35.88)
                                      2007   112,746          11.17   1,259,390          4.07               --            18.83
                                      2006   102,160           9.40     958,076          1.87             0.48             6.89
Fidelity VIP Investment Grade Bond    2010    38,436          13.93     535,344          4.23               --             7.68
  Investment Division                 2009    18,087          12.93     233,950         10.75               --            15.67
                                      2008     3,908          11.18      43,701          1.19               --            (3.35)
                                      2007    73,675          11.57     852,372          0.68               --             4.23
                                      2006     3,341          11.10      36,978          4.18      0.40 - 0.48             4.28
Fidelity VIP Equity-Income            2010    17,040          11.90     202,690          1.60               --            15.09
  Investment Division                 2009    23,778          10.34     245,766          1.95               --            30.03
                                      2008    72,691           7.95     577,801          1.89               --           (42.69)
                                      2007    87,700          13.87   1,216,664          3.23               --            (0.93)
                                      2006    30,951          14.00     433,176          3.96      0.40 - 0.48            20.07
Fidelity VIP High Income              2010       294          15.52       4,565          4.94               --            13.82
  Investment Division                 2009     3,001          13.63      40,915         26.74               --            43.96
  (Commenced 4/28/2008 and began
  transactions in 2009)
Fidelity VIP Mid Cap                  2010    16,733          27.61     462,031          0.15               --            28.57
  Investment Division                 2009    10,051          21.48     215,869          0.29               --            39.75
  (Commenced 4/28/2008)               2008     2,071          15.37      31,825          0.15               --           (46.25)
Fidelity VIP Freedom 2010             2010     3,002          10.61      31,860          2.67               --            12.45
  Investment Division                 2009     1,541   9.44 - 12.05      14,548          3.32             0.45    23.72 - 24.27
  (Commenced 4/28/2008)               2008     3,089    7.63 - 9.69      23,569          6.53             0.45 (23.71) - (23.48)
Fidelity VIP Freedom 2020             2010    56,297  10.16 - 13.67     738,702          2.26               --    13.98 - 14.49
  Investment Division                 2009    56,341   8.91 - 11.94     648,511          4.16             0.45    28.40 - 28.97
  (Commenced 4/28/2008)               2008     4,617    6.94 - 9.26      37,721          4.51             0.45 (30.60) - (30.39)
Fidelity VIP Freedom 2030             2010     9,011   9.75 - 13.35     108,191          2.42               --    15.56 - 16.08
  Investment Division                 2009     3,665   8.43 - 11.50      31,738          2.47             0.45    31.07 - 31.66
  (Commenced 4/28/2008)               2008     3,324    6.43 - 8.74      21,387          6.89             0.45 (35.65) - (35.46)
American Funds Growth                 2010 1,411,108 20.92 - 228.81 127,437,855          0.73      0.00 - 0.90    17.62 - 18.68
  Investment Division                 2009 1,419,237 17.62 - 192.80 109,197,492          0.67             0.90    38.16 - 39.41
                                      2008 1,382,286 12.64 - 138.29  76,515,292          0.86             0.90  (44.47) - 27.72
                                      2007 1,218,654 94.52 - 100.35 121,273,017          0.82             0.90    11.33 - 12.35
                                      2006 1,094,384  84.90 - 89.32  97,034,740          0.86             0.90     9.24 - 10.22

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                          ----------------------------------- --------------------------------------------------
                                                        UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS    HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                          --------- -------------- ---------- ------------- ---------------- -------------------
American Funds Growth-Income         2010 1,483,095 45.89 - 152.46 73,861,194          1.51      0.00 - 0.90    10.43 - 11.43
  Investment Division                2009 1,491,242 41.56 - 136.83 66,537,414          1.65             0.90    30.07 - 31.24
                                     2008 1,461,879 31.95 - 104.26 49,610,668          1.79             0.90 (38.41) - (35.35)
                                     2007 1,381,044  51.88 - 55.07 75,370,228          1.59             0.90      4.11 - 5.04
                                     2006 1,228,077  49.83 - 52.43 63,898,091          1.68             0.90    14.17 - 15.21
American Funds Global Small          2010 2,114,920  29.62 - 37.13 67,405,353          1.74      0.00 - 0.90    21.32 - 22.41
  Capitalization Investment Division 2009 2,152,577  24.42 - 30.34 56,054,284          0.29             0.90    59.85 - 61.30
                                     2008 2,098,117  15.27 - 18.81 33,880,750            --             0.90 (53.94) - (48.89)
                                     2007 1,945,062  33.16 - 35.20 67,615,279          3.01             0.90    20.32 - 21.42
                                     2006 1,521,701  27.56 - 28.99 43,642,742          0.46             0.90    22.97 - 24.05
American Funds Bond                  2010   361,073  11.41 - 20.00  4,365,031          3.15      0.00 - 0.90      5.49 - 6.44
  Investment Division                2009   335,183  10.81 - 18.79  3,760,642          3.37             0.90    11.60 - 12.61
  (Commenced 5/1/2006)               2008   317,147   9.69 - 16.69  3,143,128          5.80             0.90  (10.12) - (9.37)
                                     2007   291,647  10.78 - 10.95  3,182,415         10.03             0.90      6.52 - 7.56
                                     2006    63,414  10.12 - 10.18    644,176          0.87             0.90      1.20 - 1.80
American Funds International         2010    27,930          28.99    809,625          2.23               --             7.23
  Investment Division                2009    17,214          27.03    465,344          1.51               --            43.07
  (Commenced 4/28/2008)              2008     2,335          18.89     44,134          2.51               --           (39.19)
American Funds U.S.                  2010     1,810          20.90     37,830          1.49               --             5.75
  Government/AAA Rated Securities    2009     4,564          19.77     90,231          3.32               --             2.50
  Investment Division                2008     1,808          19.29     34,883          2.26               --             6.61
  (Commenced 4/28/2008)
MIST T. Rowe Price Mid Cap Growth    2010 1,725,748  11.33 - 18.33 21,234,908            --      0.00 - 0.90    26.93 - 28.07
  Investment Division                2009 1,754,850   8.93 - 14.35 16,772,681            --             0.90    44.54 - 45.85
                                     2008 1,702,757    6.18 - 9.87 11,162,717          0.07             0.90 (40.16) - (37.28)
                                     2007 1,587,296  10.32 - 16.38 17,384,199          0.21             0.90    16.74 - 17.85
                                     2006 1,338,870   8.84 - 13.92 12,401,292            --      0.60 - 0.90      5.66 - 6.60
MIST MFS Research International      2010   838,110  14.64 - 17.04 13,920,818          1.89      0.00 - 0.90    10.65 - 11.65
  Investment Division                2009   885,756  13.14 - 15.26 13,178,754          3.35             0.90    30.75 - 31.93
                                     2008   870,603   9.99 - 11.57  9,814,566          2.06             0.90 (42.78) - (41.00)
                                     2007   695,827  17.33 - 20.03 13,629,924          1.44             0.90    12.59 - 13.61
                                     2006   566,593  15.30 - 17.63  9,803,525          1.59             0.90    25.80 - 26.90
MIST PIMCO Total Return              2010 2,450,427  17.69 - 19.29 46,602,262          3.66      0.00 - 0.90      7.44 - 8.41
  Investment Division                2009 2,378,221  16.46 - 17.80 41,820,317          7.36             0.90    17.33 - 18.39
                                     2008 2,287,745  14.03 - 15.03 34,041,059          3.92             0.90    (1.28) - 0.61
                                     2007 2,175,489  14.07 - 14.94 32,210,481          3.46             0.90      6.91 - 7.87
                                     2006 2,039,385  13.16 - 13.85 28,016,253          2.73             0.90      3.85 - 4.81
MIST RCM Technology                  2010 2,007,835    7.46 - 8.14 16,113,886            --      0.00 - 0.90    27.12 - 28.27
  Investment Division                2009 2,111,049    5.87 - 6.34 13,221,048            --             0.90    57.74 - 59.17
                                     2008 1,806,845    3.72 - 3.99  7,121,496         13.07             0.90 (44.79) - (37.82)
                                     2007 1,867,295    6.74 - 7.15 13,231,277            --             0.90    30.62 - 31.68
                                     2006 1,395,573    5.16 - 5.43  7,523,569            --             0.90      4.51 - 5.47

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------- --------------------------------------------------
                                                     UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                       ---------- ------------- ---------- ------------- ---------------- -------------------
MIST Lord Abbett Bond Debenture   2010  1,222,207 19.75 - 29.48 27,673,730          6.47      0.00 - 0.90    12.16 - 13.18
  Investment Division             2009  1,300,112 17.61 - 26.05 26,033,742          7.18      0.45 - 0.90    35.89 - 37.12
                                  2008  1,205,110 12.96 - 19.00 17,548,678          4.38      0.45 - 0.90 (19.13) - (18.40)
                                  2007  1,249,287 16.02 - 19.29 22,262,379          5.32      0.45 - 0.90     5.88 - 14.15
                                  2006  1,162,806 14.77 - 18.05 19,368,414          6.71      0.40 - 0.90      1.42 - 9.34
MIST Lazard Mid Cap               2010    360,447 13.62 - 18.13  5,585,124          1.05      0.00 - 0.90    22.15 - 23.25
  Investment Division             2009    362,314 11.09 - 14.71  4,569,758          1.34             0.90    35.92 - 37.14
                                  2008    371,732  8.11 - 10.73  3,422,640          1.17             0.90 (38.70) - (36.07)
                                  2007    340,316 13.14 - 15.10  5,084,696          0.63             0.90   (3.37) - (2.45)
                                  2006    261,764 14.85 - 15.48  4,020,887          0.52             0.90     6.62 - 14.86
MIST Invesco Small Cap Growth     2010    280,254 15.06 - 18.44  4,469,898            --      0.00 - 0.90    25.34 - 26.47
  Investment Division             2009    268,049 12.01 - 14.58  3,392,636            --             0.90    33.01 - 34.21
                                  2008    230,618  9.03 - 10.86  2,187,257            --             0.90 (38.73) - (34.43)
                                  2007    208,985 14.84 - 15.62  3,233,322            --             0.90    10.42 - 11.41
                                  2006    170,794 13.44 - 14.02  2,376,804            --             0.90     3.77 - 13.93
MIST Harris Oakmark International 2010  1,473,309 20.09 - 21.72 31,544,698          2.05      0.00 - 0.90    15.63 - 16.67
  Investment Division             2009  1,439,875 17.38 - 18.61 26,459,351          7.87             0.90    54.07 - 55.46
                                  2008  1,337,674 11.28 - 11.97 15,844,670          1.96             0.90 (41.26) - (37.26)
                                  2007  1,335,770 19.20 - 20.20 26,700,786          0.89             0.90   (1.74) - (0.83)
                                  2006  1,060,490 19.54 - 20.37 21,411,537          2.33             0.90    28.05 - 29.18
MIST Legg Mason ClearBridge       2010    888,257   7.56 - 9.05  7,832,576          0.06      0.00 - 0.90    22.94 - 24.05
  Aggressive Growth               2009    918,435   6.11 - 7.30  6,533,459          0.12             0.90    32.26 - 33.45
  Investment Division             2008    929,444   4.59 - 5.47  4,956,827          0.01             0.90 (39.49) - (36.35)
                                  2007    893,124   7.54 - 8.82  7,804,601          0.22             0.90      1.71 - 2.56
                                  2006    908,926   7.37 - 8.60  7,744,433            --      0.48 - 0.90   (2.53) - (1.60)
MIST Lord Abbett Growth and       2010    601,441         10.35  6,224,061          1.22               --            17.33
  Income Investment Division      2009    585,353          8.82  5,163,011          2.45               --            18.67
                                  2008    569,914  7.43 - 48.32  4,235,811          1.80               -- (36.20) - (32.76)
                                  2007    539,972         11.65  6,289,386          1.00               --             4.02
                                  2006    523,423         11.20  5,861,368          0.03      0.40 - 0.60            18.05
MIST Clarion Global Real Estate   2010  1,342,988 14.98 - 15.90 21,160,564          8.28      0.00 - 0.90    15.24 - 16.28
  Investment Division             2009  1,332,507 13.00 - 13.68 18,066,465          3.50             0.90    33.91 - 35.12
                                  2008  1,247,223  9.71 - 10.12 12,525,455          2.00             0.90 (44.73) - (41.56)
                                  2007  1,071,638 16.76 - 17.32 18,432,903          1.09             0.90 (15.57) - (14.81)
                                  2006    939,464 19.85 - 20.33 18,987,194          1.01      0.40 - 0.90    36.70 - 37.93
MIST Morgan Stanley Mid Cap       2010 13,121,650 6.67 - 18.71 203,754,931            --      0.00 - 0.90    17.91 - 32.19
  Growth Investment Division      2009     23,317 13.14 - 14.13    306,427            --               --    57.27 - 57.83
  (Commenced 5/3/2004 and began   2008      1,987   8.35 - 8.96     16,600          1.36               -- (46.77) - (43.85)
  transactions in 2007)           2007      2,000         15.69     31,371            --               --            23.52
MIST Lord Abbett Mid Cap Value    2010      7,974         13.94    111,190          0.58               --            25.53
  Investment Division             2009      9,319         11.11    103,521          2.10               --            26.53
                                  2008     10,463          8.78     91,851          0.25               --           (38.78)
                                  2007      4,638         14.34     66,500          0.94               --             0.63
                                  2006      2,988         14.25     42,580          0.54      0.48 - 0.60            12.16

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------------
                                                       UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS    HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST(%)
                                        ---------- -------------- ---------- ------------- ---------------- -------------------
MIST Third Avenue Small Cap Value  2010     96,930          16.25  1,575,589          1.05               --            19.90
  Investment Division              2009     66,457          13.56    900,994          0.62               --            26.45
                                   2008     22,742          10.72    243,831          0.70               --           (29.73)
                                   2007     24,943          15.28    381,064          0.85               --            (2.98)
                                   2006     17,494          15.75    275,584          0.11      0.48 - 0.60            13.11
MIST Oppenheimer Capital           2010    155,354   9.89 - 11.63  1,779,611          0.66      0.00 - 0.90      8.70 - 9.68
  Appreciation Investment Division 2009    155,544   9.02 - 10.61  1,631,638            --             0.90    42.73 - 44.02
                                   2008    114,986    6.26 - 7.37    841,297          3.67             0.90 (46.29) - (43.37)
                                   2007     70,634  13.27 - 13.59    955,427          0.11             0.90    13.42 - 14.49
                                   2006     27,796  11.70 - 11.87    329,300          0.26             0.90      6.88 - 7.78
MIST Legg Mason Value Equity       2010    640,472    6.61 - 7.73  4,606,102          2.19      0.00 - 0.90      6.88 - 7.85
  Investment Division              2009    615,613    6.18 - 7.17  4,100,190          1.81             0.90    36.55 - 37.79
  (Commenced 5/1/2006)             2008    576,603    4.53 - 5.20  2,788,353          0.32             0.90 (54.82) - (47.12)
                                   2007    511,093  10.02 - 11.42  5,435,902            --             0.90   (6.62) - (5.70)
                                   2006    490,888  10.73 - 12.11  5,537,660          0.16      0.48 - 0.90     7.73 - 27.65
MIST SSgA Growth ETF               2010    237,751  10.89 - 12.28  2,679,381          1.57      0.00 - 0.90    13.35 - 14.37
  Investment Division              2009    181,473   9.61 - 10.74  1,789,007          1.53             0.90    28.34 - 29.51
  (Commenced 5/1/2006)             2008     59,898    7.48 - 8.29    457,331          1.65             0.90 (33.42) - (30.82)
                                   2007     56,164  11.24 - 11.41    639,459            --             0.90      4.95 - 5.94
                                   2006     16,395  10.71 - 10.77    176,315          2.52             0.90      7.10 - 7.70
MIST SSgA Growth and Income ETF    2010    320,284  11.51 - 12.74  3,818,907          1.29      0.00 - 0.90    11.60 - 12.61
  Investment Division              2009    149,333  10.31 - 11.31  1,581,109          1.61             0.90    23.84 - 24.96
  (Commenced 5/1/2006)             2008     39,742    8.33 - 9.05    336,449          1.95             0.90 (25.54) - (23.99)
                                   2007     30,551  11.18 - 11.35    345,473            --             0.90      4.78 - 5.78
                                   2006     10,875  10.67 - 10.73    116,548          3.14             0.90      6.70 - 7.30
MIST PIMCO Inflation               2010    653,613  12.97 - 15.63  8,812,538          2.54      0.00 - 0.90      7.04 - 8.00
  Protected Bond                   2009    618,801  12.12 - 14.47  7,734,444          3.75             0.90    17.31 - 18.37
  Investment Division              2008    523,888  10.33 - 12.23  5,523,166          3.28             0.90   (9.73) - (6.61)
  (Commenced 5/1/2006)             2007     80,592  11.16 - 11.33    911,539          1.27             0.90    10.06 - 11.08
                                   2006     12,722  10.14 - 10.20    129,728            --             0.90      1.40 - 2.00
MIST BlackRock Large Cap Core      2010 13,468,383  8.42 - 36.79 309,489,536          1.34      0.00 - 0.90    11.73 - 12.73
  Investment Division              2009 14,107,746  7.50 - 32.93 291,577,776          1.61      0.45 - 0.90    18.37 - 19.43
  (Commenced 4/30/2007)            2008 14,670,780  6.31 - 27.82 258,799,279          0.70      0.45 - 0.90 (37.68) - (31.87)
                                   2007 15,352,126 10.08 - 44.64 436,975,682            --      0.45 - 0.90      0.80 - 6.77
MIST Janus Forty                   2010  1,185,626 10.96 - 355.01 14,254,655          1.71      0.00 - 0.90      8.70 - 9.68
  Investment Division              2009  1,122,196 10.08 - 323.68 12,100,411            --             0.90    41.93 - 43.21
  (Commenced 4/30/2007)            2008    943,170  7.10 - 226.02  6,915,393          4.58             0.90 (44.68) - (41.84)
                                   2007    281,380  12.33 - 12.40  3,487,948            --             0.90    23.30 - 24.00
MIST Dreman Small Cap Value        2010      1,705          16.12     27,489          0.82               --            19.53
  Investment Division              2009      1,271          13.49     17,136            --               --            29.09
  (Commenced 4/28/2008)            2008         11          10.45        120            --               --           (25.08)
MIST American Funds                2010     41,296          10.35    427,406          1.26               --            12.40
  Balanced Allocation              2009     23,102           9.21    212,728            --               --            30.06
  Investment Division              2008      1,427           7.08     10,107          5.25               --           (29.27)
  (Commenced 4/28/2008)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                         AS OF DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------- -------------------------------------------------
                                                UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                 LOWEST TO        NET        INCOME        LOWEST TO       LOWEST TO
                                       UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST(%)
                                     ------- ------------- ---------- ------------- ---------------- ------------------
MIST American Funds             2010  71,574          9.87    706,300          0.62               --           13.78
  Growth Allocation             2009  15,564          8.67    134,986            --               --           34.36
  Investment Division           2008   2,439          6.45     15,747          8.38               --          (35.51)
  (Commenced 4/28/2008)
MIST American Funds             2010  23,584         10.60    250,094          1.38               --           10.15
  Moderate Allocation           2009   9,961          9.63     95,893            --               --           23.90
  Investment Division           2008     593          7.77      4,607          6.80               --          (22.46)
  (Commenced 4/28/2008)
MIST Met/Franklin Income        2010  13,040         11.60    151,292          3.26               --           12.13
  Investment Division           2009   5,364         10.35     55,505            --               --           28.05
  (Commenced 4/28/2008)         2008   2,408          8.08     19,461          4.29               --          (19.19)
MIST Met/Franklin Mutual Shares 2010   6,134          9.30     57,042            --               --           11.23
  Investment Division           2009   2,904          8.36     24,280            --               --           25.15
  (Commenced 4/28/2008)         2008   1,208          6.68      8,064          3.53               --          (33.20)
MIST Met/Franklin               2010  25,753         10.11    260,280            --               --           10.36
  Templeton Founding Strategy   2009  21,298          9.16    195,055            --               --           28.84
  Investment Division           2008   1,503          7.11     10,681          7.79               --          (28.92)
  (Commenced 4/28/2008)
MIST Met/Templeton Growth       2010   5,088          9.53     48,492          0.98               --            7.88
  Investment Division           2009   2,173          8.83     19,197          0.02               --           33.08
  (Commenced 4/28/2008)         2008     480          6.64      3,188          1.08               --          (33.62)
MIST Pioneer Fund               2010  17,938         13.71    245,860          0.90               --           17.93
  Investment Division           2009  20,277         11.79    239,136            --               --           17.93
  (Commenced 5/4/2009)
American Century VP Vista       2010   5,360         13.83     74,155            --               --           23.88
  Investment Division           2009  13,115         11.17    146,455            --               --           22.47
                                2008   8,686          9.12     79,193            --               --          (48.63)
                                2007   1,642         17.75     29,133            --               --           39.76
                                2006   1,963         12.70     24,927            --             0.40            9.03
Delaware VIP Small Cap Value    2010  20,739         18.57    385,136          0.44               --           31.91
  Investment Division           2009  16,198         14.08    228,031          1.34               --           31.56
                                2008  59,279         10.70    634,305          0.47               --          (30.06)
                                2007  67,044         15.30  1,025,844          0.21               --           (6.82)
                                2006  31,911         16.42    524,104          0.02             0.48           15.86
Dreyfus VIF International Value 2010  16,502         14.03    231,464          1.53               --            4.22
  Investment Division           2009  21,676         13.46    291,742          3.77               --           30.67
                                2008  33,156         10.30    341,560          2.14               --          (37.50)
                                2007  42,550         16.48    701,093          1.66               --            3.97
                                2006  45,198         15.85    716,432            --      0.40 - 0.48           22.35
Goldman Sachs Mid Cap Value     2010  24,643         14.90    367,089          0.70               --           25.00
  Investment Division           2009  27,552         11.92    328,341          1.09               --           33.15
                                2008 102,102          8.95    913,808          1.06               --          (37.33)
                                2007  84,789         14.28  1,210,921          1.16               --           (0.70)
                                2006  18,361         14.38    263,966          1.82      0.40 - 0.48           16.17

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                          AS OF DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------- -------------------------------------------------
                                                 UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                  LOWEST TO        NET        INCOME        LOWEST TO       LOWEST TO
                                        UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST(%)
                                       ------ ------------- ---------- ------------- ---------------- ------------------
Goldman Sachs Structured          2010  4,258         12.04     51,252          0.57               --           30.12
  Small Cap Equity                2009  7,623          9.25     70,508          1.46               --           27.67
  Investment Division             2008  6,818          7.24     49,396          0.66               --          (33.96)
                                  2007 12,264         10.97    134,527          0.51               --          (17.46)
                                  2006  6,743         13.29     89,590          0.87             0.48           12.30
MFS VIT High Income               2010  9,020         14.65    132,109          7.00               --           14.40
  Investment Division             2009  9,209         12.80    117,897          1.48               --           45.22
                                  2008    354          8.82      3,111         10.38               --          (28.67)
                                  2007  1,776         12.36     21,944          9.79               --            1.56
                                  2006  6,738         12.17     82,011          5.42      0.40 - 0.48            9.98
MFS VIT Global Equity             2010 14,222         15.95    226,794          0.78               --           12.05
  Investment Division             2009  5,543         14.23     78,884          2.04               --           31.80
                                  2008  5,386         10.80     58,159          0.76               --          (33.95)
                                  2007  3,948         16.35     64,569          1.71               --            8.93
                                  2006  1,789         15.01     26,856            --      0.40 - 0.48           24.04
MFS VIT New Discovery             2010  7,814         17.27    134,923            --               --           35.94
  Investment Division             2009    396         12.70      5,029            --               --           62.92
  (Commenced 5/3/2004 and began   2008    249          7.80      1,942            --               --          (39.52)
  transactions in 2007)           2007    253         12.89      3,269            --               --            2.25
MFS VIT Value Investment Division 2010  5,577         14.18     79,095          1.32               --           11.22
  (Commenced 5/3/2004 and began   2009  5,803         12.75     74,001          1.24               --           22.45
  transactions in 2007)           2008  6,081         10.41     63,334          6.73               --          (32.72)
                                  2007  2,966         15.48     45,933            --               --            7.56
Wells Fargo VT Total Return Bond  2010 75,281         14.37  1,081,415          3.35               --            7.04
  Investment Division             2009 39,845         13.42    534,737          4.42               --           12.00
                                  2008 15,329         11.98    183,674          4.82               --            2.41
                                  2007  9,697         11.70    113,479          4.64               --            6.17
                                  2006  5,553         11.02     61,191          4.43             0.40            3.79
Pioneer VCT Emerging Markets      2010 41,431         23.75    984,166          0.33               --           15.61
  Investment Division             2009 37,577         20.55    772,123          0.96               --           74.02
  (Commenced 4/28/2008)           2008 13,031         11.81    153,859            --               --          (55.11)
Pioneer VCT Mid Cap Value         2010  2,302         43.21     99,478          1.08               --           18.22
  Investment Division             2009    586         36.55     21,403            --               --           25.58
  (Commenced 4/28/2008 and began
  transactions in 2009)
Royce Micro-Cap                   2010 19,226         18.14    348,709          3.02               --           29.96
  Investment Division
  (Commenced 11/10/2008 and began
  transactions in 2010)
Royce Small-Cap                   2010 26,235         14.99    393,142          0.14               --           20.52
  Investment Division             2009  4,703         12.43     58,471            --               --           35.20
  (Commenced 11/10/2008 and began
  transactions in 2009)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                          AS OF DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------- ----------------------------------------------
                                                 UNIT VALUE            INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                  LOWEST TO        NET        INCOME        LOWEST TO       LOWEST TO
                                        UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST(%)
                                       ------ ------------- ---------- ------------- ---------------- ---------------
UIF Emerging Markets Debt         2010    259         28.33      7,343          4.24               --            9.74
  Investment Division             2009    223         25.82      5,747          2.19               --           30.21
  (Commenced 11/10/2008 and began
  transactions in 2009)
UIF Emerging Markets Equity       2010 13,018         15.18    197,669          0.57               --           19.02
  Investment Division             2009    442         12.76      5,643            --               --           69.84
  (Commenced 11/10/2008 and began
  transactions in 2009)
PIMCO VIT Low Duration            2010 65,497         11.64    762,531          1.62               --            5.29
  Investment Division             2009 66,450         11.06    734,746          1.55               --           10.57
  (Commenced 5/4/2009)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent the annualized policy expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Division.

This page is intentionally left blank.

                       METROPOLITAN LIFE INSURANCE COMPANY
                                 200 PARK AVENUE
                               NEW YORK, NY 10166

                                     RECEIPT

This is to acknowledge receipt of an Equity Advantage VUL Prospectus (Book #252) dated May 1, 2011. This Variable Life Insurance Policy is offered by Metropolitan Life Insurance Company.


--------------------------------    --------------------------------
             (Date)                       (Client's Signature)